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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09913

AIM Counselor Series Trust (Invesco Counselor Series Trust)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/29/16

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	February 29, 2016
Invesco American Franchise Fund
Nasdaq:
A: VAFAX ¡ B: VAFBX ¡ C: VAFCX ¡ R: VAFRX ¡ Y: VAFIX ¡ R5: VAFNX ¡ R6: VAFFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/15 to 2/29/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-5.70%
Class B Shares	-5.66
Class C Shares	-6.02
Class R Shares	-5.76
Class Y Shares	-5.57
Class R5 Shares	-5.45
Class R6 Shares	-5.44
S&P 500 Index▼ (Broad Market Index)	-0.92
Russell 1000 Growth Index▼ (Style-Specific Index)	-1.22
Lipper Large-Cap Growth Funds Index ¡ (Peer Group Index)	-5.30

Source(s): ▼FactSet Research Systems Inc.; ¡Lipper, Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Large-Cap Growth Funds Index is an unmanaged index considered representative of large-cap growth funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                      Invesco American Franchise Fund

Average Annual Total Returns
As of 2/29/16, including maximum applicable sales charges

Class A Shares
Inception (6/23/05)	6.36%
10 Years	5.94
5 Years	5.91
1 Year	-16.17

Class B Shares
Inception (6/23/05)	6.46%
10 Years	6.11
5 Years	6.75
1 Year	-15.45

Class C Shares
Inception (6/23/05)	6.15%
10 Years	5.78
5 Years	6.31
1 Year	-12.77

Class R Shares
10 Years	6.27%
5 Years	6.84
1 Year	-11.51

Class Y Shares
Inception (6/23/05)	7.17%
10 Years	6.79
5 Years	7.34
1 Year	-11.06

Class R5 Shares
10 Years	6.75%
5 Years	7.47
1 Year	-10.95

Class R6 Shares
10 Years	6.70%
5 Years	7.44
1 Year	-10.87

Average Annual Total Returns
As of 12/31/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (6/23/05)	7.66%
10 Years	7.56
5 Years	9.62
1 Year	-0.84

Class B Shares
Inception (6/23/05)	7.76%
10 Years	7.74
5 Years	10.51
1 Year	-0.06

Class C Shares
Inception (6/23/05)	7.44%
10 Years	7.40
5 Years	10.04
1 Year	3.11

Class R Shares
10 Years	7.90%
5 Years	10.57
1 Year	4.61

Class Y Shares
Inception (6/23/05)	8.48%
10 Years	8.43
5 Years	11.09
1 Year	5.12

Class R5 Shares
10 Years	8.37%
5 Years	11.24
1 Year	5.24

Class R6 Shares
10 Years	8.33%
5 Years	11.17
1 Year	5.41

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen American Franchise Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen American Franchise Fund (renamed Invesco American Franchise Fund). Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco American Franchise Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R shares incepted on May 23, 2011. Performance shown prior to that date is that of the predecessor fund’s

Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares.

    Class R5 shares incepted on December 22, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.05%, 1.05%, 1.80%, 1.30%, 0.80%, 0.71% and 0.62%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco American Franchise Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    On our website, invesco.com/us, you can access timely information about your Fund, as well as access your account. Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                      Invesco American Franchise Fund

Schedule of Investments(a)

February 29, 2016

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.13%
Aerospace & Defense–2.19%
Honeywell International Inc.	433,360	$43,921,036
Raytheon Co.	1,120,494	138,773,182
		182,694,218

Air Freight & Logistics–0.45%
FedEx Corp.	274,461	37,568,222

Airlines–0.81%
Southwest Airlines Co.	1,611,276	67,593,028

Application Software–1.92%
salesforce.com, inc.(b)	2,363,204	160,107,071

Automotive Retail–0.36%
AutoZone, Inc.(b)	38,348	29,703,210

Biotechnology–9.72%
Alexion Pharmaceuticals, Inc.(b)	236,193	33,255,974
Alkermes PLC(b)	1,882,739	60,755,988
Amgen Inc.	807,066	114,829,351
Biogen Inc.(b)	276,489	71,726,776
Celgene Corp.(b)	1,636,961	165,054,778
Gilead Sciences, Inc.	3,485,449	304,105,425
Vertex Pharmaceuticals Inc.(b)	728,051	62,241,080
		811,969,372

Broadcasting–0.35%
CBS Corp.–Class B	607,466	29,389,205

Cable & Satellite–4.08%
Comcast Corp.–Class A	1,331,380	76,860,567
DISH Network Corp.–Class A(b)	3,513,139	165,574,241
Time Warner Cable Inc.	517,310	98,733,787
		341,168,595

Communications Equipment–0.48%
Palo Alto Networks, Inc.(b)	276,060	39,970,727

Consumer Electronics–2.25%
Harman International Industries, Inc.	1,044,255	80,073,473
Sony Corp. (Japan)	5,113,500	107,861,027
		187,934,500

Data Processing & Outsourced Services–4.57%
First Data Corp.–Class A(b)(c)	4,959,187	61,989,837
MasterCard, Inc.–Class A	1,689,090	146,815,703
Visa Inc.–Class A	2,386,282	172,742,954
		381,548,494

Distillers & Vintners–0.84%
Constellation Brands, Inc.–Class A	495,337	70,055,512

	Shares	Value
Drug Retail–0.93%
CVS Health Corp.	801,380	$77,870,095

Environmental & Facilities Services–1.27%
Republic Services, Inc.	2,328,282	106,402,487

Food Retail–0.57%
Kroger Co. (The)	1,185,172	47,300,215

Health Care Equipment–1.34%
Medtronic PLC	1,444,735	111,808,042

Home Entertainment Software–3.01%
Activision Blizzard, Inc.	5,080,089	160,886,419
Electronic Arts Inc.(b)	1,413,564	90,807,351
		251,693,770

Home Improvement Retail–3.49%
Lowe’s Cos., Inc.	4,317,870	291,585,761

Hotels, Resorts & Cruise Lines–1.83%
Carnival Corp.	3,192,021	153,089,327

Household Appliances–0.87%
Whirlpool Corp.	466,608	72,473,555

Industrial Conglomerates–1.53%
Danaher Corp.	917,527	81,907,636
Roper Technologies, Inc.	275,354	46,240,197
		128,147,833

Industrial Gases–0.88%
Air Products and Chemicals, Inc.	554,867	73,503,231

Internet Retail–7.45%
Amazon.com, Inc.(b)	844,503	466,604,797
Netflix Inc.(b)(c)	801,121	74,832,713
Priceline Group Inc. (The)(b)	63,718	80,616,651
		622,054,161

Internet Software & Services–11.55%
Alibaba Group Holding Ltd.–ADR (China)(b)(c)	572,241	39,375,903
Alphabet Inc.–Class A(b)	700,890	502,692,326
Facebook Inc.–Class A(b)	3,764,114	402,459,069
LinkedIn Corp.–Class A(b)	173,637	20,348,520
		964,875,818

Investment Banking & Brokerage–1.12%
Charles Schwab Corp. (The)	3,741,188	93,716,759

IT Consulting & Other Services–0.45%
Cognizant Technology Solutions Corp.–Class A(b)	652,459	37,177,114

Life Sciences Tools & Services–1.14%
Thermo Fisher Scientific, Inc.	734,422	94,879,978

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco American Franchise Fund

	Shares	Value
Managed Health Care–2.39%
UnitedHealth Group Inc.	1,678,240	$199,878,384

Oil & Gas Exploration & Production–1.32%
Cimarex Energy Co.	123,796	10,402,578
Pioneer Natural Resources Co.	826,500	99,618,045
		110,020,623

Packaged Foods & Meats–1.74%
JM Smucker Co. (The)	591,079	75,403,948
Tyson Foods, Inc.–Class A	1,079,230	69,880,143
		145,284,091

Pharmaceuticals–4.63%
Allergan PLC(b)	505,708	146,710,948
Bristol-Myers Squibb Co.	2,245,711	139,076,882
Eli Lilly and Co.	1,397,917	100,650,024
		386,437,854

Semiconductors–2.11%
Broadcom Ltd. (Singapore)	806,672	108,069,848
NXP Semiconductors N.V. (Netherlands)(b)	959,722	68,370,595
		176,440,443

Soft Drinks–1.00%
Monster Beverage Corp.(b)	662,117	83,095,684

Specialized Consumer Services–0.12%
Service Corp. International	415,632	9,775,665

Specialized Finance–1.82%
CME Group Inc.–Class A	927,396	84,801,090
McGraw Hill Financial, Inc.	750,935	67,388,907
		152,189,997

Specialized REIT’s–1.10%
American Tower Corp.	997,912	92,007,486

Specialty Chemicals–1.02%
Sherwin-Williams Co. (The)	315,600	85,369,800

	Shares	Value
Systems Software–2.82%
Microsoft Corp.	3,746,112	$190,602,179
ServiceNow, Inc.(b)	819,986	45,091,030
		235,693,209

Technology Hardware, Storage & Peripherals–5.43%
Apple Inc.	4,693,750	453,838,687

Tobacco–4.15%
Altria Group, Inc.	1,557,452	95,892,320
Philip Morris International Inc.	2,017,940	183,693,078
Reynolds American Inc.	1,326,751	66,908,053
		346,493,451

Wireless Telecommunication Services–1.03%
Sprint Corp.(b)	25,000,937	86,003,223
Total Common Stocks & Other Equity Interests (Cost $6,161,209,588)		8,028,808,897

Money Market Funds–3.66%
Liquid Assets Portfolio–Institutional Class, 0.42%(d)	152,991,751	152,991,751
Premier Portfolio–Institutional Class, 0.38%(d)	152,991,752	152,991,752
Total Money Market Funds (Cost $305,983,503)		305,983,503
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.79% (Cost $6,467,193,091)		8,334,792,400

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.06%
Liquid Assets Portfolio–Institutional Class, 0.42% (Cost $4,997,301)(d)(e)	4,997,301	4,997,301
TOTAL INVESTMENTS–99.85% (Cost $6,472,190,392)		8,339,789,701
OTHER ASSETS LESS LIABILITIES–0.15%		12,713,640
NET ASSETS–100.00%		$8,352,503,341

Investment Abbreviations:

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2016.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 29, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco American Franchise Fund

Portfolio Composition

By sector, based on Net Assets as of February 29, 2016

Information Technology	32.3%
Consumer Discretionary	20.8
Health Care	19.2
Consumer Staples	9.2
Industrials	6.3
Financials	4.1
Materials	1.9
Energy	1.3
Telecommunication Services	1.0
Money Market Funds Plus Other Assets Less Liabilities	3.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco American Franchise Fund

Statement of Assets and Liabilities

February 29, 2016

(Unaudited)

Assets:
Investments, at value (Cost $6,161,209,588)*	$8,028,808,897
Investments in affiliated money market funds, at value and cost	310,980,804
Total investments, at value (Cost $6,472,190,392)	8,339,789,701
Foreign currencies, at value (Cost $528)	23,019
Receivable for:
Investments sold	54,131,598
Fund shares sold	2,955,307
Dividends	6,251,293
Investment for trustee deferred compensation and retirement plans	2,200,487
Other assets	202,712
Total assets	8,405,554,117

Liabilities:
Payable for:
Investments purchased	32,485,895
Fund shares reacquired	7,460,395
Collateral upon return of securities loaned	4,997,301
Accrued fees to affiliates	5,122,581
Accrued trustees’ and officers’ fees and benefits	16,940
Accrued other operating expenses	387,903
Trustee deferred compensation and retirement plans	2,579,761
Total liabilities	53,050,776
Net assets applicable to shares outstanding	$8,352,503,341

Net assets consist of:
Shares of beneficial interest	$6,629,083,958
Undistributed net investment income (loss)	(21,448,878)
Undistributed net realized gain (loss)	(122,657,034)
Net unrealized appreciation	1,867,525,295
$8,352,503,341

Net Assets:
Class A	$7,560,423,236
Class B	$125,869,988
Class C	$344,834,608
Class R	$27,960,296
Class Y	$129,103,277
Class R5	$49,817,382
Class R6	$114,494,554

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	510,369,392
Class B	8,725,397
Class C	24,705,307
Class R	1,911,360
Class Y	8,593,670
Class R5	3,315,374
Class R6	7,598,610
Class A:
Net asset value per share	$14.81
Maximum offering price per share
(Net asset value of $14.81 ÷ 94.50%)	$15.67
Class B:
Net asset value and offering price per share	$14.43
Class C:
Net asset value and offering price per share	$13.96
Class R:
Net asset value and offering price per share	$14.63
Class Y:
Net asset value and offering price per share	$15.02
Class R5:
Net asset value and offering price per share	$15.03
Class R6:
Net asset value and offering price per share	$15.07

*	At February 29, 2016, securities with an aggregate value of $4,740,898 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco American Franchise Fund

Statement of Operations

For the six months ended February 29, 2016

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $43,619)	$45,911,604
Dividends from affiliated money market funds (includes securities lending income of $181,738)	425,127
Total investment income	46,336,731

Expenses:
Advisory fees	26,752,573
Administrative services fees	374,495
Custodian fees	139,673
Distribution fees:
Class A	10,261,018
Class B	190,441
Class C	1,876,173
Class R	77,012
Transfer agent fees — A, B, C, R and Y	9,742,444
Transfer agent fees — R5	23,363
Transfer agent fees — R6	1,769
Trustees’ and officers’ fees and benefits	200,127
Other	854,454
Total expenses	50,493,542
Less: Fees waived and expense offset arrangement(s)	(147,481)
Net expenses	50,346,061
Net investment income (loss)	(4,009,330)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	101,553,794
Foreign currencies	(26,889)
101,526,905
Change in net unrealized appreciation (depreciation) of:
Investment securities	(593,920,941)
Foreign currencies	(69,032)
(593,989,973)
Net realized and unrealized gain (loss)	(492,463,068)
Net increase (decrease) in net assets resulting from operations	$(496,472,398)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco American Franchise Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	February 29, 2016	August 31, 2015
Operations:
Net investment income (loss)	$(4,009,330)	$(29,804,126)
Net realized gain	101,526,905	664,686,802
Change in net unrealized appreciation (depreciation)	(593,989,973)	(586,176,125)
Net increase (decrease) in net assets resulting from operations	(496,472,398)	48,706,551

Distributions to shareholders from net realized gains:
Class A	(404,436,352)	(784,832,614)
Class B	(7,572,828)	(20,473,568)
Class C	(19,559,139)	(37,732,374)
Class R	(1,576,212)	(2,796,858)
Class Y	(7,356,908)	(13,159,645)
Class R5	(2,447,999)	(4,625,060)
Class R6	(3,991,543)	(11,435,482)
Total distributions from net realized gains	(446,940,981)	(875,055,601)

Share transactions–net:
Class A	95,525,822	29,568,935
Class B	(24,564,282)	(64,542,055)
Class C	5,271,018	2,440,937
Class R	471,529	1,750,654
Class Y	(8,894,411)	23,546,565
Class R5	4,953,177	2,253,149
Class R6	36,437,605	(43,605,157)
Net increase (decrease) in net assets resulting from share transactions	109,200,458	(48,586,972)
Net increase (decrease) in net assets	(834,212,921)	(874,936,022)

Net assets:
Beginning of period	9,186,716,262	10,061,652,284
End of period (includes undistributed net investment income (loss) of $(21,448,878) and $(17,439,548), respectively)	$8,352,503,341	$9,186,716,262

Notes to Financial Statements

February 29, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco American Franchise Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek long-term capital appreciation.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

10                         Invesco American Franchise Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

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C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
J.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net

12                         Invesco American Franchise Fund

unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.695%
Next $250 million	0.67%
Next $500 million	0.645%
Next $550 million	0.62%
Next $3.45 billion	0.60%
Next $250 million	0.595%
Next $2.25 billion	0.57%
Next $2.5 billion	0.545%
Over $10 billion	0.52%

For the six months ended February 29, 2016, the effective advisory fees incurred by the Fund was 0.59%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 29, 2016, the Adviser waived advisory fees of $98,526.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or

13                         Invesco American Franchise Fund

networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class B, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended February 29, 2016, expenses incurred under these arrangements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2016, IDI advised the Fund that IDI retained $254,946 in front-end sales commissions from the sale of Class A shares and $2,223, $6,846 and $2,597 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended February 29, 2016, the Fund incurred $33,385 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$8,231,928,674	$107,861,027	$—	$8,339,789,701

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $48,955.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

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NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2015, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2017	$188,402,611	$—	$188,402,611

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2016 was $2,952,145,739 and $3,472,184,122, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,091,039,632
Aggregate unrealized (depreciation) of investment securities	(259,146,325)
Net unrealized appreciation of investment securities	$1,831,893,307

Cost of investments for tax purposes is $6,507,896,394.

15                         Invesco American Franchise Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	6,383,668	$103,916,824	11,430,895	$198,025,073
Class B	49,102	770,364	114,963	1,953,963
Class C	898,510	13,911,433	1,474,703	24,315,642
Class R	220,198	3,506,021	422,057	7,207,296
Class Y	1,108,994	18,101,607	2,828,241	49,644,068
Class R5	576,908	9,337,730	925,325	16,123,386
Class R6	2,671,424	40,879,004	340,306	5,918,560

Issued as reinvestment of dividends:
Class A	23,357,169	381,889,684	45,566,849	740,461,291
Class B	468,373	7,456,502	1,268,110	20,099,547
Class C	1,189,373	18,352,020	2,276,570	35,286,826
Class R	97,598	1,576,212	173,586	2,796,462
Class Y	382,605	6,339,768	691,278	11,350,786
Class R5	147,701	2,447,403	281,944	4,623,889
Class R6	240,309	3,991,543	696,013	11,435,482

Automatic conversion of Class B shares to Class A shares:
Class A	1,499,305	24,399,303	3,624,145	63,022,397
Class B	(1,538,546)	(24,399,303)	(3,714,455)	(63,022,397)

Reacquired:
Class A	(25,521,574)	(414,679,989)	(56,061,210)	(971,939,826)
Class B	(532,882)	(8,391,845)	(1,391,879)	(23,573,168)
Class C	(1,763,033)	(26,992,435)	(3,461,721)	(57,161,531)
Class R	(289,439)	(4,610,704)	(483,878)	(8,253,104)
Class Y	(2,015,923)	(33,335,786)	(2,143,896)	(37,448,289)
Class R5	(409,407)	(6,831,956)	(1,073,189)	(18,494,126)
Class R6	(483,193)	(8,432,942)	(3,413,210)	(60,959,199)
Net increase (decrease) in share activity	6,737,240	$109,200,458	371,547	$(48,586,972)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/29/16	$16.49	$(0.00)	$(0.86)	$(0.86)	$—	$(0.82)	$(0.82)	$14.81	(5.70)%	$7,560,423	1.09	%(d)	1.09	%(d)	(0.07	)%(d)	33%
Year ended 08/31/15	18.07	(0.05)	0.08	0.03	—	(1.61)	(1.61)	16.49	0.27	8,320,796	1.05		1.05		(0.28)		74
Year ended 08/31/14	14.82	(0.04)	3.99	3.95	(0.02)	(0.68)	(0.70)	18.07	27.22	9,034,217	1.08		1.08		(0.27)		77
Year ended 08/31/13	12.47	0.02	2.33	2.35	(0.00)	—	(0.00)	14.82	18.89	5,428,321	1.06		1.14		0.17		80
Year ended 08/31/12	11.72	(0.01)	0.88	0.87	—	(0.12)	(0.12)	12.47	7.55	4,728,364	1.05		1.18		(0.05)		96
Year ended 08/31/11	9.79	(0.05)	1.98	1.93	—	—	—	11.72	19.71	4,894,163	1.06		1.17		(0.43)		179
Class B
Six months ended 02/29/16	16.08	(0.00)	(0.83)	(0.83)	—	(0.82)	(0.82)	14.43	(5.66)	125,870	1.09	(d)(e)	1.09	(d)(e)	(0.07	)(d)(e)	33
Year ended 08/31/15	17.66	(0.05)	0.08	0.03	—	(1.61)	(1.61)	16.08	0.27 (e)	165,265	1.05	(e)	1.05	(e)	(0.28	)(e)	74
Year ended 08/31/14	14.50	(0.04)	3.90	3.86	(0.02)	(0.68)	(0.70)	17.66	27.20 (e)	247,220	1.08	(e)	1.08	(e)	(0.27	)(e)	77
Year ended 08/31/13	12.20	0.02	2.28	2.30	(0.00)	—	(0.00)	14.50	18.90 (e)	226,796	1.06	(e)	1.14	(e)	0.17	(e)	80
Year ended 08/31/12	11.47	(0.01)	0.86	0.85	—	(0.12)	(0.12)	12.20	7.54 (e)	273,177	1.05	(e)	1.18	(e)	(0.05	)(e)	96
Year ended 08/31/11	9.64	(0.08)	1.91	1.83	—	—	—	11.47	18.98 (e)	373,157	1.28	(e)	1.65	(e)	(0.64	)(e)	179
Class C
Six months ended 02/29/16	15.64	(0.06)	(0.80)	(0.86)	—	(0.82)	(0.82)	13.96	(6.02)	344,835	1.84	(d)	1.84	(d)	(0.82	)(d)	33
Year ended 08/31/15	17.34	(0.17)	0.08	(0.09)	—	(1.61)	(1.61)	15.64	(0.46)	381,264	1.80		1.80		(1.03)		74
Year ended 08/31/14	14.34	(0.16)	3.84	3.68	—	(0.68)	(0.68)	17.34	26.23	417,687	1.83		1.83		(1.02)		77
Year ended 08/31/13	12.16	(0.08)	2.26	2.18	—	—	—	14.34	17.93	271,960	1.81		1.89		(0.58)		80
Year ended 08/31/12	11.51	(0.09)	0.86	0.77	—	(0.12)	(0.12)	12.16	6.82	252,685	1.80		1.93		(0.80)		96
Year ended 08/31/11	9.68	(0.11)	1.94	1.83	—	—	—	11.51	18.90 (f)	266,990	1.60	(f)	1.71	(f)	(0.97	)(f)	179
Class R
Six months ended 02/29/16	16.31	(0.02)	(0.84)	(0.86)	—	(0.82)	(0.82)	14.63	(5.76)	27,960	1.34	(d)	1.34	(d)	(0.32	)(d)	33
Year ended 08/31/15	17.93	(0.09)	0.08	(0.01)	—	(1.61)	(1.61)	16.31	0.03	30,716	1.30		1.30		(0.53)		74
Year ended 08/31/14	14.74	(0.09)	3.96	3.87	—	(0.68)	(0.68)	17.93	26.83	31,760	1.33		1.33		(0.52)		77
Year ended 08/31/13	12.43	(0.01)	2.32	2.31	—	—	—	14.74	18.58	19,576	1.31		1.39		(0.08)		80
Year ended 08/31/12	11.71	(0.04)	0.88	0.84	—	(0.12)	(0.12)	12.43	7.30	18,746	1.30		1.43		(0.30)		96
Year ended 08/31/11(g)	12.81	(0.02)	(1.08)	(1.10)	—	—	—	11.71	(8.59)	17,698	1.30	(h)	1.42	(h)	(0.66	)(h)	179
Class Y
Six months ended 02/29/16	16.69	0.02	(0.87)	(0.85)	—	(0.82)	(0.82)	15.02	(5.57)	129,103	0.84	(d)	0.84	(d)	0.18	(d)	33
Year ended 08/31/15	18.22	(0.01)	0.09	0.08	—	(1.61)	(1.61)	16.69	0.56	152,179	0.80		0.80		(0.03)		74
Year ended 08/31/14	14.93	(0.00)	4.01	4.01	(0.04)	(0.68)	(0.72)	18.22	27.48	141,094	0.83		0.83		(0.02)		77
Year ended 08/31/13	12.57	0.06	2.34	2.40	(0.04)	—	(0.04)	14.93	19.13	92,418	0.81		0.89		0.42		80
Year ended 08/31/12	11.78	0.02	0.89	0.91	—	(0.12)	(0.12)	12.57	7.86	99,758	0.80		0.93		0.20		96
Year ended 08/31/11	9.83	(0.02)	1.97	1.95	—	—	—	11.78	19.84	117,471	0.81		0.92		(0.18)		179
Class R5
Six months ended 02/29/16	16.68	0.03	(0.86)	(0.83)	—	(0.82)	(0.82)	15.03	(5.45)	49,817	0.72	(d)	0.72	(d)	0.30	(d)	33
Year ended 08/31/15	18.20	0.01	0.08	0.09	—	(1.61)	(1.61)	16.68	0.62	50,052	0.71		0.71		0.06		74
Year ended 08/31/14	14.90	0.02	4.01	4.03	(0.05)	(0.68)	(0.73)	18.20	27.65	52,164	0.70		0.70		0.11		77
Year ended 08/31/13	12.55	0.06	2.34	2.40	(0.05)	—	(0.05)	14.90	19.22	151,535	0.75		0.75		0.48		80
Year ended 08/31/12	11.75	0.04	0.88	0.92	—	(0.12)	(0.12)	12.55	7.96	301,283	0.69		0.69		0.31		96
Year ended 08/31/11(g)	12.07	(0.00)	(0.32)	(0.32)	—	—	—	11.75	(2.65)	197,097	0.66	(h)	0.66	(h)	(0.03	)(h)	179
Class R6
Six months ended 02/29/16	16.72	0.03	(0.86)	(0.83)	—	(0.82)	(0.82)	15.07	(5.44)	114,495	0.63	(d)	0.63	(d)	0.39	(d)	33
Year ended 08/31/15	18.22	0.03	0.08	0.11	—	(1.61)	(1.61)	16.72	0.73	86,444	0.62		0.62		0.15		74
Year ended 08/31/14	14.92	0.03	4.01	4.04	(0.06)	(0.68)	(0.74)	18.22	27.69	137,509	0.63		0.63		0.18		77
Year ended 08/31/13(g)	13.03	0.07	1.87	1.94	(0.05)	—	(0.05)	14.92	14.98	113,955	0.65	(h)	0.65	(h)	0.58	(h)	80

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended August 31, 2014, the portfolio turnover calculation excludes the value of securities purchased of $1,921,954,452 and sales of $1,568,687,370 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Constellation Fund into the Fund. For the year ended August 31, 2013, the portfolio turnover calculation excludes the value of securities purchased of $279,161,573 and sales of $299,305,234 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Leisure Fund into the Fund. For the year ended August 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $4,947,460,310 and sales of $2,251,028,915 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Large Cap Growth Fund, Invesco Van Kampen Capital Growth Fund and Invesco Van Kampen Enterprise Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $8,253,918, $153,190, $377,296, $30,974, $148,169, $50,891 and $89,072 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.25%, 0.25%, 0.25% and 0.47% for the six months ended February 29, 2016 and years ended August 31, 2015, 2014, 2013, 2012 and 2011, respectively.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.79% for the year ended August 31, 2011.
(g)	Commencement date of May 23, 2011 for Class R shares, December 22, 2010 for Class R5 shares and September 24, 2012 for Class R6 shares.
(h)	Annualized.

17                         Invesco American Franchise Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2015 through February 29, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/29/16)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/16)	Expenses Paid During Period[2]
A	$1,000.00	$943.00	$5.28	$1,019.50	$5.49	1.09%
B	1,000.00	943.40	5.28	1,019.50	5.49	1.09
C	1,000.00	939.80	8.90	1,015.76	9.25	1.84
R	1,000.00	942.40	6.49	1,018.25	6.74	1.34
Y	1,000.00	944.30	4.07	1,020.74	4.23	0.84
R5	1,000.00	945.50	3.49	1,021.34	3.63	0.72
R6	1,000.00	945.60	3.06	1,021.79	3.18	0.63

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2015 through February 29, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

18                         Invesco American Franchise Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                     VK-AMFR-SAR-1         Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 29, 2016
Invesco California Tax-Free Income Fund
Nasdaq:
A: CLFAX ¡ B: CLFBX ¡ C: CLFCX ¡ Y: CLFDX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
13	Financial Statements
15	Notes to Financial Statements
21	Financial Highlights
22	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/15 to 2/29/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.05%
Class B Shares	4.12
Class C Shares	3.95
Class Y Shares	4.26
S&P Municipal Bond Index▼ (Broad Market Index)	3.56
S&P Municipal Bond California 5+ Year Investment Grade Index▼ (Style-Specific Index)	4.31
Lipper California Municipal Debt Funds Index¡ (Peer Group Index)	3.90

Source(s): ▼FactSet Research Systems Inc.; ¡Lipper, Inc.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond California 5+ Year Investment Grade Index is an unmanaged index considered representative of investment-grade municipal bonds issued in California with maturities of five years or greater.

    The Lipper California Municipal Debt Funds Index is an unmanaged index considered representative of California municipal debt funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                      Invesco California Tax-Free Income Fund

Average Annual Total Returns
As of 2/29/16, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	4.43%
10 Years	4.12
5 Years	6.11
1 Year	0.02

Class B Shares
Inception (7/11/84)	6.24%
10 Years	4.62
5 Years	6.80
1 Year	-0.40

Class C Shares
Inception (7/28/97)	4.17%
10 Years	4.07
5 Years	6.54
1 Year	3.05

Class Y Shares
Inception (7/28/97)	4.94%
10 Years	4.84
5 Years	7.31
1 Year	4.75

Average Annual Total Returns
As of 12/31/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	4.41%
10 Years	4.10
5 Years	5.85
1 Year	-0.30

Class B Shares
Inception (7/11/84)	6.24%
10 Years	4.60
5 Years	6.51
1 Year	-0.89

Class C Shares
Inception (7/28/97)	4.15%
10 Years	4.04
5 Years	6.25
1 Year	2.56

Class Y Shares
Inception (7/28/97)	4.91%
10 Years	4.81
5 Years	7.02
1 Year	4.35

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Morgan Stanley California Tax-Free Income Fund, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco California Tax-Free Income Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco California Tax-Free Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of

Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.91%, 0.88%, 1.41% and 0.66%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco California Tax-Free Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    On our website, invesco.com/us, you can access timely information about your Fund, as well as access your account. Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                      Invesco California Tax-Free Income Fund

Schedule of Investments

February 29, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–107.00%
California–102.64%
ABAG Finance Authority For Nonprofit Corps. (Sharp HealthCare); Series 2014 A, RB	5.00%	08/01/2043	$500	$570,010
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/2040	1,575	1,720,798
Alhambra Elementary School District (Election of 1999); Series 1999 A, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(b)	0.00%	09/01/2020	1,925	1,800,318
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease RB (INS–AGM)(a)	6.00%	09/01/2016	2,110	2,168,447
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB	5.38%	10/01/2036	2,500	2,939,700
Arcadia Unified School District (Election of 2006); Series 2007 A, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	08/01/2037	1,500	1,557,090
Bakersfield (City of); Series 2007 A, Wastewater RB(c)(d)	5.00%	09/15/2017	2,215	2,369,673
Bay Area Governments Association (California Capital); Series 2001 A, Lease RB (INS–AMBAC)(a)	5.25%	07/01/2017	1,040	1,060,478
Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB(c)(d)(e)	5.00%	04/01/2018	1,250	1,364,275
Series 2008 F-1, Toll Bridge RB(c)(d)	5.00%	04/01/2018	2,500	2,728,550
Series 2009 F-1, Toll Bridge RB(c)(d)(e)	5.13%	04/01/2019	1,500	1,701,480
Series 2009 F-1, Toll Bridge RB(c)(d)(e)	5.25%	04/01/2019	4,685	5,332,139
Series 2009 F-1, Toll Bridge RB(c)(d)(e)	5.25%	04/01/2019	5,205	5,923,967
Bay Area Water Supply & Conservation Agency; Series 2013 A, RB	5.00%	10/01/2034	1,950	2,298,133
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds(b)	0.00%	08/01/2026	1,465	1,165,085
Series 2009, Unlimited Tax CAB GO Bonds(b)	0.00%	08/01/2032	3,045	1,899,288
Brea Olinda Unified School District; Series 2002 A, Ref. COP (INS–AGM)(a)	5.50%	08/01/2018	1,090	1,094,992
California (State of) (Green Bonds); Series 2014, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2037	3,245	3,838,218
California (State of) Educational Facilities Authority (Claremont McKenna College); Series 2007, RB(e)	5.00%	01/01/2038	2,100	2,245,068
California (State of) Educational Facilities Authority (Pitzer College); Series 2009, RB	6.00%	04/01/2040	2,000	2,360,200
California (State of) Educational Facilities Authority (Stanford University); Series 2007 T-1, RB	5.00%	03/15/2039	3,190	4,258,618
California (State of) Educational Facilities Authority (University of Southern California); Series 2009 B, RB(e)	5.25%	10/01/2039	1,800	2,000,034
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 A, RB	5.75%	09/01/2039	500	570,645
California (State of) Health Facilities Financing Authority (Catholic Healthcare West);
Series 2009 A, RB	6.00%	07/01/2039	500	572,470
Series 2011 A, RB	5.25%	03/01/2041	2,500	2,797,225
California (State of) Health Facilities Financing Authority (Cedars Sinai Medical Center);
Series 2015, Ref. RB	5.00%	11/15/2031	1,300	1,601,327
Series 2015, Ref. RB	5.00%	11/15/2032	1,250	1,532,425
Series 2015, Ref. RB	5.00%	11/15/2033	1,000	1,219,150
California (State of) Health Facilities Financing Authority (Cedars–Sinai Medical Center); Series 2009, RB	5.00%	08/15/2039	1,050	1,163,736
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS–AGM)(a)	5.25%	07/01/2038	2,950	3,296,979
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/2039	2,000	2,009,100
California (State of) Health Facilities Financing Authority (Providence Health & Services);
Series 2008, RB(c)(d)	6.50%	10/01/2018	20	22,965
Series 2008, RB(c)(d)	6.50%	10/01/2018	980	1,125,285
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/2036	4,000	4,506,520
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2037	1,000	1,157,930
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB	5.25%	11/15/2040	2,000	2,371,640
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/2026	1,000	1,192,680

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/2026	$1,000	$1,003,930
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.);
Series 2014 A, Sr. Mobile Home Park RB	5.25%	08/15/2039	1,200	1,355,436
Series 2014 A, Sr. Mobile Home Park RB	5.25%	08/15/2049	1,420	1,598,721
California (State of) Municipal Finance Authority (Caritas Projects); Series 2012 A, Sr. Mobile Home Park RB	5.50%	08/15/2047	1,500	1,680,405
California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group);
Series 2007, COP(c)(d)	5.00%	02/01/2017	985	1,026,537
Series 2007, COP(c)(d)	5.25%	02/01/2017	205	214,116
Series 2007, COP	5.00%	02/01/2020	1,400	1,450,316
Series 2007, COP	5.25%	02/01/2037	295	302,850
California (State of) Municipal Finance Authority (Eisenhower Medical Center);
Series 2010 A, RB	5.50%	07/01/2030	1,000	1,100,320
Series 2010 A, RB	5.75%	07/01/2040	1,500	1,652,775
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.75%	01/01/2033	1,315	1,530,265
California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB	5.25%	01/01/2034	620	682,539
California (State of) Municipal Finance Authority (University of La Verne); Series 2010 A, RB	6.13%	06/01/2030	1,000	1,151,980
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB(f)(g)	5.00%	07/01/2037	3,000	3,289,440
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2015 B-1, Ref. Solid Waste Disposal RB(f)	3.00%	11/01/2025	1,500	1,556,850
California (State of) Public Works Board (Various Capital); Series 2011 A, Lease RB	5.13%	10/01/2031	2,000	2,376,620
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, Lease RB	5.00%	09/01/2039	3,000	3,501,390
California (State of) Public Works Board (Various State Universities); Series 2013 H, Lease RB	5.00%	09/01/2038	1,000	1,145,080
California (State of) School Finance Authority (Alliance for College–Ready Public Schools); Series 2013 A, School Facility RB	6.30%	07/01/2043	840	957,071
California (State of) School Finance Authority (Alliance For College-Ready Public Schools); Series 2015, School Facility RB(g)	5.00%	07/01/2045	615	661,014
California (State of) School Finance Authority (Aspire Public Schools);
Series 2015 A, Ref. Charter School RB(g)	5.00%	08/01/2045	1,000	1,110,140
Series 2016, Ref. Charter School RB(g)	5.00%	08/01/2046	750	832,095
California (State of) School Finance Authority (Green Dot Public Schools); Series 2015 A, School Facility RB(g)	5.00%	08/01/2045	1,500	1,608,435
California (State of) School Finance Authority (KIPP LA); Series 2015 A, Facilities RB(g)	5.00%	07/01/2045	500	541,945
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015, Ref. RB	5.00%	03/01/2033	775	923,258
Series 2015, Ref. RB	5.00%	03/01/2045	2,315	2,661,880
California (State of) Statewide Communities Development Authority (Alliance for College–Ready Public Schools); Series 2012, School Facility RB	6.10%	07/01/2032	820	893,357
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/2039	2,000	2,214,860
California (State of) Statewide Communities Development Authority (Birchcrest Apartments); Series 2001 S, VRD RB (LOC–U.S. Bank, N.A.)(f)(h)(i)	0.03%	08/01/2032	1,500	1,500,000
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2007 A, RB	5.40%	11/01/2027	1,785	1,856,150
Series 2014 A, RB	5.13%	11/01/2023	715	774,774
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/2030	1,675	1,916,619
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB (INS–AGM)(a)	5.25%	10/01/2043	600	692,448
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital); Series 2014 B, Ref. RB	5.00%	07/01/2044	750	849,555

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	$1,500	$1,643,280
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB(c)(d)	6.75%	08/01/2019	445	535,237
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB(g)	6.25%	11/15/2019	1,650	1,803,235
Series 2009, Senior Living RB(g)	7.25%	11/15/2041	500	581,235
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden); Series 2012, RB	5.63%	10/01/2032	1,000	1,073,950
California (State of) Statewide Communities Development Authority (University of California–Irvine East Campus Apartments); Series 2012, Ref. Student Housing RB	5.38%	05/15/2038	2,000	2,265,120
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization); Series 2006 A, Tobacco Settlement CAB Turbo RB(b)	0.00%	06/01/2046	8,000	866,000
California (State of);
Series 2003 B-4, VRD Unlimited Tax GO Bonds (LOC-JPMorgan Chase Bank, N.A.)(h)(i)	0.01%	05/01/2033	1,800	1,800,000
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	5,000	5,686,150
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	11/01/2035	1,750	2,061,920
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	04/01/2038	1,250	1,436,325
Series 2010, Unlimited Tax GO Bonds	5.25%	11/01/2040	3,000	3,502,770
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2032	2,450	2,868,999
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2041	2,500	2,886,100
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/2030	1,000	1,190,490
Series 2015, Unlimited Tax GO Bonds	5.00%	08/01/2045	1,000	1,172,930
California County Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, Tobacco Settlement Asset-Backed CAB RB(b)	0.00%	06/01/2033	1,710	582,443
California Infrastructure & Economic Development Bank (Academy Motion Picture Arts and Sciences Obligated Group);
Series 2015, Ref. RB	5.00%	11/01/2035	1,000	1,170,470
Series 2015, Ref. RB	5.00%	11/01/2041	4,265	4,908,631
California Infrastructure & Economic Development Bank (Broad Museum); Series 2011 A, RB	5.00%	06/01/2021	2,000	2,408,940
California Infrastructure & Economic Development Bank (Traditional Baking Inc.); Series 2003, VRD Industrial Development RB (LOC–U.S. Bank, N.A.)(f)(h)(i)	0.10%	08/01/2028	1,020	1,020,000
California State University;
Series 2009 A, Systemwide RB (INS–AGC)(a)	5.25%	11/01/2038	1,000	1,130,040
Series 2012 A, Systemwide RB(e)	5.00%	11/01/2037	6,750	7,903,643
Chino Basin Regional Financing Authority (Inland Empire Utilities Agency); Series 2008 A, RB (INS–AMBAC)(a)	5.00%	11/01/2033	725	771,523
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(b)	0.00%	08/01/2029	735	491,215
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax GO Bonds(c)(d)	5.00%	08/01/2017	2,500	2,661,800
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB	5.00%	06/01/2036	2,000	2,291,720
Eastern Municipal Water District;
Series 2016 A, Ref. Water and Wastewater RB	5.00%	07/01/2028	1,025	1,296,471
Series 2016 A, Ref. Water and Wastewater RB	5.00%	07/01/2033	1,005	1,227,638
Series 2016 A, Ref. Water and Wastewater RB	5.00%	07/01/2045	1,000	1,180,950
Eden (Township of) Healthcare District; Series 2010, COP	6.13%	06/01/2034	1,000	1,138,710
El Monte Union High School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (INS–AGC)(a)	5.50%	06/01/2034	1,000	1,124,750
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(b)	0.00%	08/01/2033	4,430	2,344,888
Emeryville (City of) Public Financing Authority (Alameda County);
Series 2014 A, Ref. Tax Allocation RB (INS–AGM)(a)	5.00%	09/01/2032	445	520,841
Series 2014 A, Ref. Tax Allocation RB (INS–AGM)(a)	5.00%	09/01/2033	385	449,029
Series 2014 A, Ref. Tax Allocation RB (INS–AGM)(a)	5.00%	09/01/2034	500	581,920

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Fairfield (City of) Community Facilities District No. 3 (North Cordelia General Improvements); Series 2008, Special Tax RB	6.00%	09/01/2032	$1,800	$1,977,408
Fontana (City of) Public Financing Authority (North Fontana Redevelopment); Series 2003 A, Tax Allocation RB (INS–AMBAC)(a)	5.38%	09/01/2025	1,500	1,506,345
Fontana (City of) Redevelopment Agency (Downtown Redevelopment); Series 2000, Ref. Tax Allocation RB (INS–NATL)(a)	5.00%	09/01/2021	1,480	1,483,493
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. CAB Toll Road RB (INS–AGM)(a)(b)	0.00%	01/15/2035	2,745	1,310,545
Fremont Community Facilities District No. 1 (Pacific Commons);
Series 2015, Ref. Special Tax RB	5.00%	09/01/2035	815	931,301
Series 2015, Ref. Special Tax RB	5.00%	09/01/2045	905	1,008,025
Fullerton (City of) Community Facilities District No. 1 (Amerige Heights);
Series 2012, Ref. Special Tax RB	5.00%	09/01/2026	1,960	2,258,430
Series 2012, Ref. Special Tax RB	5.00%	09/01/2032	1,090	1,215,928
Gilroy Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds(b)(d)	0.00%	08/01/2029	615	453,150
Series 2009 A, Unlimited Tax CAB GO Bonds(b)(d)	0.00%	08/01/2031	2,235	1,548,162
Series 2009 A, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(b)	0.00%	08/01/2029	4,735	3,110,611
Series 2009 A, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(b)	0.00%	08/01/2031	1,415	836,831
Glendora (City of) Public Finance Authority; Series 2003 A, Project No. One Tax Allocation RB (INS–NATL)(a)	5.00%	09/01/2024	2,425	2,435,064
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	2,740	2,750,138
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	3,440	3,265,042
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	2,000	1,795,460
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	2,000	2,336,460
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	695	798,701
Inglewood (City of) Redevelopment Agency (Merged Redevelopment); Series 1998 A, Ref. Tax Allocation RB (INS–AMBAC)(a)	5.25%	05/01/2023	1,000	1,108,730
Inland Empire Tobacco Securitization Authority;
Series 2007 A, Tobacco Settlement RB	4.63%	06/01/2021	1,725	1,731,745
Series 2007 C-1, Asset-Backed Tobacco Settlement CAB RB(b)	0.00%	06/01/2036	5,000	1,083,300
Irvine (City of) Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1) ;
Series 2014, Special Tax RB	5.00%	09/01/2044	445	498,369
Series 2014, Special Tax RB	5.00%	09/01/2049	445	497,906
Irvine Unified School District (Community Facilities District No. 06-1- Portola Springs); Series 2010, Special Tax RB	6.70%	09/01/2035	515	598,435
Irvine Unified School District; Series 2015, Ref. Special Tax RB	5.00%	09/01/2038	3,500	4,042,850
Kern (County of) (Capital Improvments); Series 2009 A, COP (INS–AGC)(a)	5.75%	08/01/2035	1,000	1,123,030
Kern (County of) Water Agency Improvement District No. 4; Series 2008 A, Water Revenue COP (INS–AGC)(a)	5.00%	05/01/2028	1,700	1,847,016
Lodi (City of); Series 2007 A, Wastewater System Revenue COP (INS–AGM)(a)	5.00%	10/01/2037	1,000	1,058,350
Long Beach (City of) Bond Finance Authority (Aquarium of the Pacific); Series 2012, Ref. RB	5.00%	11/01/2029	2,000	2,278,320
Long Beach (City of) Bond Finance Authority (Natural Gas Purchase); Series 2007 A, RB	5.50%	11/15/2032	1,105	1,374,786
Long Beach (City of) Financing Authority; Series 1992, RB (INS–AMBAC)(a)	6.00%	11/01/2017	6,570	6,781,751
Long Beach (City of);
Series 2010 A, Sr. Airport RB	5.00%	06/01/2040	2,500	2,812,875
Series 2015, Marina System RB	5.00%	05/15/2045	1,615	1,778,858
Los Angeles (City of) Community Facilities District No. 4 (Playa Vista — Phase 1); Series 2014, Ref. Special Tax RB	5.00%	09/01/2031	600	689,982
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2010 A, Sr. RB	5.00%	05/15/2035	2,500	2,845,250
Series 2010 B, Sub. RB	5.00%	05/15/2040	1,000	1,131,990
Series 2013, RB(f)	5.00%	05/15/2043	3,000	3,361,560
Los Angeles (City of) Department of Airports; Series 2015 C, Ref. Sub. RB	5.00%	05/15/2038	1,000	1,174,830

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of) Department of Water & Power;
Series 2011 A, Power System RB(e)	5.00%	07/01/2022	$1,800	$2,178,612
Series 2011 A, Water System RB	5.25%	07/01/2039	1,500	1,735,740
Subseries 2006 A-1, Water System RB (INS–AMBAC)(a)	5.00%	07/01/2036	1,485	1,509,131
Subseries 2007 A-1, Power System RB (INS–AMBAC)(a)	5.00%	07/01/2037	1,000	1,056,230
Subseries 2008 A-1, Power System RB	5.25%	07/01/2038	2,000	2,191,840
Los Angeles (City of) Harbor Department; Series 2014 A, Ref. RB(f)	5.00%	08/01/2036	1,000	1,152,680
Los Angeles Community College District (Election of 2003); Series 2008 F-1, Unlimited Tax GO Bonds(c)(d)(e)	5.00%	08/01/2018	2,000	2,209,400
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, CAB COP (INS–AMBAC)(a)(b)	0.00%	08/01/2024	1,265	1,019,350
Los Angeles Unified School District (Election of 2004);
Series 2007 H, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	07/01/2032	1,000	1,053,540
Series 2009 I, Unlimited Tax GO Bonds (INS–AGC)(a)	5.00%	01/01/2034	3,000	3,377,280
M-S-R Energy Authority; Series 2009 B, Gas RB	6.13%	11/01/2029	1,600	2,073,504
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(b)	0.00%	08/01/2035	940	440,578
Montclair (City of) Redevelopment Agency (Montclair Redevelopment Project No. V); Series 2001, Ref. Tax Allocation RB (INS–NATL)(a)	5.00%	10/01/2020	1,120	1,123,920
Montebello Unified School District (Election of 2004); Series 2009 A-1, Unlimited Tax GO Bonds(c)(d)	5.25%	08/01/2019	1,000	1,151,450
Moorpark Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(b)	0.00%	08/01/2031	840	476,507
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(g)	6.50%	03/01/2028	1,000	1,092,880
Napa Valley Unified School District; Series 2016 C, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2041	2,000	2,378,480
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/2032	1,500	1,881,135
Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS–AGM)(a)	5.63%	10/01/2034	1,000	1,130,670
Northern California Transmission Agency (California-Oregon Transmission); Series 2016, Ref. RB	5.00%	05/01/2038	1,250	1,485,275
Oakland Unified School District (County of Alameda, California); Series 2015 A, Unlimited Tax GO Bonds	5.00%	08/01/2040	1,070	1,201,503
Orange (County of) Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, Special Tax RB	5.00%	08/15/2035	125	143,890
Series 2015 A, Special Tax RB	5.25%	08/15/2045	615	707,656
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/2039	2,000	2,242,200
Panama-Buena Vista Union School District (School Construction); Series 2006, COP(c)(d)	5.00%	09/01/2016	1,045	1,070,279
Paramount Unified School District (Election of 2006); Series 2007, Unlimited Tax GO Bonds(c)(d)	5.25%	08/01/2017	1,600	1,709,456
Pittsburg Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO Bonds(c)(d)	5.50%	08/01/2018	1,000	1,116,700
Pomona (City of) Public Financing Authority (Merged Redevelopment); Series 2007 AW, Sub. RB	5.13%	02/01/2033	1,075	1,076,129
Port Hueneme (City of) (Capital Improvement Program); Series 1992, Ref. COP (INS–NATL)(a)	6.00%	04/01/2019	840	900,656
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2012, Ref. Special Tax RB	5.00%	09/01/2027	1,000	1,141,500
Rancho Cucamonga (City of) Redevelopment Agency (Rancho Redevelopment Housing Set Aside) Series 2007 A, Tax Allocation RB (INS–NATL)(a)	5.00%	09/01/2034	1,000	1,054,520
Redding (City of) Redevelopment Agency (Canby-Hilltop-Cypress Redevelopment); Series 2003 A, Tax Allocation RB (INS–NATL)(a)	5.00%	09/01/2023	1,400	1,405,474
Regents of the University of California;
Series 2009 E, Medical Center Pooled RB	5.50%	05/15/2027	2,500	2,671,100
Series 2009 O, General RB(c)(d)(e)	5.75%	05/15/2019	705	817,180
Series 2009 O, General RB(c)(d)(e)	5.75%	05/15/2019	1,050	1,217,076
Series 2009 Q, General RB(e)(j)	5.00%	05/15/2034	920	973,112
Riverside (City of);
Series 2008 B, Water RB (INS–AGM)(a)	5.00%	10/01/2033	1,000	1,099,870
Series 2008 D, Electric RB (INS–AGM)(a)	5.00%	10/01/2038	1,800	1,962,846

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Riverside (County of) Community Facilities District No. 07-2 (Clinton Keith); Series 2015, Special Tax Bonds	5.00%	09/01/2044	$1,000	$1,053,470
Riverside (County of) Transportation Commission; Series 2010 A, Limited Sales Tax RB	5.00%	06/01/2032	1,500	1,721,460
Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. Special Tax Bonds	5.00%	09/01/2038	1,000	1,120,400
Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2006, RB(c)(d)	5.00%	06/01/2016	2,000	2,024,840
Sacramento (County of);
Series 2008 A, Sr. Airport System RB (INS–AGM)(a)	5.00%	07/01/2032	1,000	1,082,900
Series 2008 A, Sr. Airport System RB (INS–AGM)(a)	5.00%	07/01/2041	1,015	1,099,144
Series 2010, Sr. Airport System RB	5.00%	07/01/2040	2,200	2,483,206
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,000	2,451,600
San Clemente (City of) (Community Facilities District 2006-1); Series 2015, Special Tax RB	5.00%	09/01/2040	315	357,928
San Diego (City of) Public Facilities Financing Authority (Southcrest & Central Imperial Redevelopment); Series 2007 B, Pooled Financing Tax Allocation RB (INS–AGC)(a)	5.25%	10/01/2027	2,535	2,633,611
San Diego (City of) Public Facilities Financing Authority; Subseries 2012 A, Ref. Water RB	5.00%	08/01/2032	2,215	2,637,999
San Diego (City of) Regional Building Authority (County Operations Center); Series 2016 A, Ref. RB	5.00%	10/15/2034	1,500	1,798,875
San Diego (County of) Regional Transportation Commission; Series 2014 A, Sales & Use Tax RB(e)	5.00%	04/01/2048	2,980	3,444,522
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds(e)	5.25%	08/01/2033	1,500	1,709,325
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds	5.00%	08/01/2031	2,500	2,910,425
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2009 E, Second Series RB	6.00%	05/01/2039	1,000	1,154,390
Series 2011 C, Ref. Second Series RB(f)	5.00%	05/01/2023	5,000	5,840,650
Series 2011 G, Second Series RB	5.25%	05/01/2028	2,000	2,402,440
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB	5.00%	11/01/2036	4,000	4,683,640
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay North Redevelopment); Series 2011 C, Tax Allocation RB	6.75%	08/01/2041	1,000	1,208,410
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, Tax Allocation RB	7.00%	08/01/2033	500	603,985
San Francisco (City & County of) Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment); Series 2014 A, Tax Allocation RB	5.00%	08/01/2043	1,060	1,175,900
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. Special Tax RB	5.00%	08/01/2033	500	558,165
San Francisco (City of) Bay Area Rapid Transit District;
Series 2012 A, RB	5.00%	07/01/2036	1,000	1,170,180
Series 2015 A, Ref. RB	5.00%	07/01/2032	1,500	1,834,335
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. Jr. Toll Road RB	5.25%	01/15/2044	2,000	2,185,180
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(b)	0.00%	09/01/2031	3,110	1,853,747
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS–AGM)(a)	5.00%	08/01/2030	1,500	1,689,360
Santa Clara (County of) Financing Authority (Multiple Facilities); Series 2008 L, Ref. Lease RB	5.25%	05/15/2036	3,000	3,250,320
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, Special Tax RB	5.63%	09/01/2036	1,000	1,141,090
Series 2013, Special Tax RB	5.63%	09/01/2043	1,000	1,135,900
Santaluz Community Facilities District No. 2 (Improvement Area No. 1);
Series 2011 A, Ref. Special Tax RB	5.00%	09/01/2028	825	920,865
Series 2011 A, Ref. Special Tax RB	5.00%	09/01/2029	715	796,024
Series 2011 A, Ref. Special Tax RB	5.10%	09/01/2030	465	518,229
Sierra View Local Health Care District; Series 2007, RB(c)(d)	5.25%	07/01/2017	1,500	1,596,510
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB Turbo RB(b)	0.00%	06/01/2036	3,000	843,690

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Simi Valley Unified School District (Election of 2004);
Series 2007 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(b)	0.00%	08/01/2028	$3,480	$2,385,679
Series 2007 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(b)	0.00%	08/01/2030	2,765	1,677,553
South Orange (County of) Public Financing Authority (Ladera Ranch); Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/2034	895	1,011,386
Southern California Metropolitan Water District; Series 2009 B, Ref. RB(e)	5.00%	07/01/2027	8,585	9,737,107
Southern California Public Power Authority (Milford Wind Corridor Phase II);
Series 2011 1, RB(e)	5.25%	07/01/2031	2,100	2,442,195
Series 2011-1, RB(e)	5.25%	07/01/2029	2,100	2,515,086
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2046	3,840	3,665,510
Temecula (City of) Redevelopment Agency (Temecula Redevelopment Project No. 1); Series 2002, Tax Allocation RB (INS–NATL)(a)	5.13%	08/01/2027	2,150	2,165,222
Tustin (City of) Public Financing Authority; Series 2011 A, Water RB	5.00%	04/01/2041	1,000	1,129,360
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. Special Tax RB	5.00%	09/01/2038	3,000	3,400,110
Val Verde Unified School District; Series 2009 A, Ref. COP (INS–AGC)(a)	5.13%	03/01/2036	1,475	1,621,158
Walnut (City of) Energy Center Authority; Series 2010 A, Ref. RB	5.00%	01/01/2035	3,000	3,352,110
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(b)	0.00%	08/01/2025	2,500	1,974,550
Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS–AGC)(a)	5.63%	09/01/2039	1,000	1,128,280
Whittier (City of) (Presbyterian Intercommunity Hospital, Inc.); Series 2014, Health Facility RB	5.00%	06/01/2044	1,500	1,686,930
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(b)	0.00%	08/01/2024	4,685	3,867,421
				421,651,920

Guam–1.65%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.38%	12/01/2024	1,000	1,113,040
Series 2009 A, Limited Obligation RB	5.63%	12/01/2029	660	733,550
Guam (Territory of) International Airport Authority; Series 2013 C, General RB(f)	6.25%	10/01/2034	1,000	1,172,760
Guam (Territory of) Waterworks Authority;
Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/2035	765	853,189
Series 2016, Water & Wastewater System RB	5.00%	01/01/2046	1,125	1,261,980
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/2042	1,500	1,645,080
				6,779,599

Puerto Rico–0.95%
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2002 D, RB(c)(d)	5.45%	07/01/2017	3,680	3,921,482

Virgin Islands–1.76%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. Marine RB(f)	5.00%	09/01/2029	1,645	1,880,186
Series 2014 A, Ref. RB(f)	5.00%	09/01/2033	1,500	1,673,625
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note — Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	1,675	1,872,516
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	1,600	1,782,656
				7,208,983
TOTAL INVESTMENTS(k)–107.00% (Cost $395,863,078)				439,561,984
FLOATING RATE NOTE OBLIGATIONS–(7.57)%
Notes with interest and fee rates ranging from 0.53% to 0.62% at 02/29/2016 and contractual maturities of collateral ranging from 07/01/2022 to 04/01/2048 (See Note 1J)(l)				(31,105,000)
OTHER ASSETS LESS LIABILITIES–0.57%				2,349,012
NET ASSETS–100.00%				$410,805,996

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco California Tax-Free Income Fund

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
CAB	– Capital Appreciation Bonds
COP	– Certificates of Participation
GO	– General Obligation
INS	– Insurer
Jr.	– Junior
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Zero coupon bond issued at a discount.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(f)	Security subject to the alternative minimum tax.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2016 was $11,520,419, which represented 2.80% of the Fund’s Net Assets.
(h)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $615,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	7.6%

(l)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 29, 2016. At February 29, 2016, the Fund’s investments with a value of $53,714,221 are held by TOB Trusts and serve as collateral for the $31,105,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

as of February 29, 2016

Revenue Bonds	74.4%
General Obligation Bonds	14.6
Pre-Refunded Bonds	10.0
Other	1.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco California Tax-Free Income Fund

Statement of Assets and Liabilities

February 29, 2016

(Unaudited)

Assets:
Investments, at value (Cost $395,863,078)	$439,561,984
Cash	5,486,208
Receivable for:
Investments sold	1,276,742
Fund shares sold	562,401
Interest	5,460,855
Investment for trustee deferred compensation and retirement plans	51,953
Other assets	22,016
Total assets	452,422,159

Liabilities:
Floating rate note obligations	31,105,000
Payable for:
Investments purchased	9,371,705
Fund shares reacquired	381,370
Dividends	491,332
Accrued fees to affiliates	120,344
Accrued trustees’ and officers’ fees and benefits	2,969
Accrued other operating expenses	19,292
Trustee deferred compensation and retirement plans	124,151
Total liabilities	41,616,163
Net assets applicable to shares outstanding	$410,805,996

Net assets consist of:
Shares of beneficial interest	$398,543,827
Undistributed net investment income	1,274,527
Undistributed net realized gain (loss)	(32,711,264)
Net unrealized appreciation	43,698,906
$410,805,996

Net Assets:
Class A	$329,413,319
Class B	$14,564,375
Class C	$39,412,865
Class Y	$27,415,437

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	26,685,078
Class B	1,168,748
Class C	3,172,046
Class Y	2,212,171
Class A:
Net asset value per share	$12.34
Maximum offering price per share
(Net asset value of $12.34 ÷ 95.75%)	$12.89
Class B:
Net asset value and offering price per share	$12.46
Class C:
Net asset value and offering price per share	$12.43
Class Y:
Net asset value and offering price per share	$12.39

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco California Tax-Free Income Fund

Statement of Operations

For the six months ended February 29, 2016

(Unaudited)

Investment income:
Interest	$9,401,649

Expenses:
Advisory fees	909,458
Administrative services fees	51,964
Custodian fees	3,855
Distribution fees:
Class A	387,708
Class B	17,733
Class C	121,494
Interest, facilities and maintenance fees	119,626
Transfer agent fees	107,546
Trustees’ and officers’ fees and benefits	17,332
Other	109,301
Total expenses	1,846,017
Less: Expense offset arrangement(s)	(113)
Net expenses	1,845,904
Net investment income	7,555,745

Realized and unrealized gain from:
Net realized gain from investment securities	82,024
Change in net unrealized appreciation of investment securities	8,022,939
Net realized and unrealized gain	8,104,963
Net increase in net assets resulting from operations	$15,660,708

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco California Tax-Free Income Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	February 29, 2016	August 31, 2015
Operations:
Net investment income	$7,555,745	$14,488,491
Net realized gain (loss)	82,024	(24,505)
Change in net unrealized appreciation (depreciation)	8,022,939	(2,247,668)
Net increase in net assets resulting from operations	15,660,708	12,216,318

Distributions to shareholders from net investment income:
Class A	(6,115,545)	(11,927,147)
Class B	(288,066)	(621,320)
Class C	(542,032)	(862,100)
Class Y	(507,634)	(995,664)
Total distributions from net investment income	(7,453,277)	(14,406,231)

Share transactions–net:
Class A	21,830,200	6,401,757
Class B	(900,845)	(1,193,174)
Class C	10,409,385	8,082,680
Class Y	3,202,318	1,472,808
Net increase in net assets resulting from share transactions	34,541,058	14,764,071
Net increase in net assets	42,748,489	12,574,158

Net assets:
Beginning of period	368,057,507	355,483,349
End of period (includes undistributed net investment income of $1,274,527 and $1,172,059, respectively)	$410,805,996	$368,057,507

Notes to Financial Statements

February 29, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco California Tax-Free Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide a high level of current income exempt from federal and California income tax, consistent with the preservation of capital.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

15                         Invesco California Tax-Free Income Fund

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the

16                         Invesco California Tax-Free Income Fund

Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

17                         Invesco California Tax-Free Income Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.47%
Next $250 million	0.445%
Next $250 million	0.42%
Next $250 million	0.395%
Over $1.25 billion	0.37%

For the six months ended February 29, 2016, the effective advisory fees incurred by the Fund was 0.47%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses and/or reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 1.50%, 2.00%, 2.00% and 1.25% of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 0.75% of the average daily net assets of Class B shares; and (3) Class C — up to 0.75% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI, may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.

For the six months ended February 29, 2016, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2016, IDI advised the Fund that IDI retained $26,226 in front-end sales commissions from the sale of Class A shares and $1,973, $444 and $268 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

18                         Invesco California Tax-Free Income Fund

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 29, 2016, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $113.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended February 29, 2016 were $31,120,000 and 0.68%, respectively.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2015, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2016	$4,399,730	$—	$4,399,730
August 31, 2017	9,460,903	—	9,460,903
August 31, 2018	6,678,872	—	6,678,872
August 31, 2019	1,906,728	—	1,906,728
Not subject to expiration	2,145,450	8,017,346	10,162,796
	$24,591,683	$8,017,346	$32,609,029

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

19                         Invesco California Tax-Free Income Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2016 was $47,351,986 and $12,694,639, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$46,263,385
Aggregate unrealized (depreciation) of investment securities	(2,252,042)
Net unrealized appreciation of investment securities	$44,011,343

Cost of investments for tax purposes is $395,550,641.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	2,792,904	$34,086,681	2,990,754	$36,545,462
Class B	2,915	36,459	16,866	209,331
Class C	978,168	12,077,116	1,108,401	13,637,252
Class Y	335,580	4,138,454	378,080	4,644,193

Issued as reinvestment of dividends:
Class A	290,562	3,564,824	570,873	6,959,438
Class B	10,761	133,393	24,298	298,984
Class C	28,494	351,912	41,519	509,049
Class Y	17,030	210,285	33,587	410,776

Automatic conversion of Class B shares to Class A shares:
Class A	36,391	444,783	35,876	436,722
Class B	(36,049)	(444,783)	(35,543)	(436,722)

Reacquired:
Class A	(1,329,948)	(16,266,088)	(3,086,033)	(37,539,865)
Class B	(50,684)	(625,914)	(102,736)	(1,264,767)
Class C	(163,968)	(2,019,643)	(495,997)	(6,063,621)
Class Y	(93,626)	(1,146,421)	(293,620)	(3,582,161)
Net increase in share activity	2,818,530	$34,541,058	1,186,325	$14,764,071

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 67% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

20                         Invesco California Tax-Free Income Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets (excluding interest, facilities and maintenance fees)(c)		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 02/29/16	$12.09	$0.24	$0.25	$0.49	$(0.24)	$12.34	4.05%		$329,413	0.93	%(e)	0.93	%(e)	0.87	%(e)	3.93	%(e)	3%
Year ended 08/31/15	12.15	0.48	(0.06)	0.42	(0.48)	12.09	3.48		300,873	0.91		0.91		0.86		3.94		12
Year ended 08/31/14	11.20	0.49	0.95	1.44	(0.49)	12.15	13.14		296,200	0.93		0.93		0.87		4.25		12
Year ended 08/31/13	12.28	0.49	(1.08)	(0.59)	(0.49)	11.20	(5.06)		165,142	0.89		0.89		0.84		4.02		12
Year ended 08/31/12	11.34	0.50	0.94	1.44	(0.50)	12.28	12.91		163,047	0.87		0.87		0.82		4.21		18
Year ended 08/31/11	11.75	0.52	(0.41)	0.11	(0.52)	11.34	1.13		148,884	0.90		0.90		0.85		4.66		25
Class B
Six months ended 02/29/16	12.20	0.24	0.26	0.50	(0.24)	12.46	4.12	(f)	14,564	0.92	(e)(f)	0.92	(e)(f)	0.86	(e)(f)	3.94	(e)(f)	3
Year ended 08/31/15	12.26	0.49	(0.06)	0.43	(0.49)	12.20	3.51	(f)	15,150	0.88	(f)	0.88	(f)	0.83	(f)	3.97	(f)	12
Year ended 08/31/14	11.28	0.50	0.98	1.48	(0.50)	12.26	13.35	(f)	16,419	0.93	(f)	0.93	(f)	0.87	(f)	4.25	(f)	12
Year ended 08/31/13	12.37	0.49	(1.09)	(0.60)	(0.49)	11.28	(5.11	)(f)	155,900	0.93	(f)	0.93	(f)	0.88	(f)	3.98	(f)	12
Year ended 08/31/12	11.42	0.50	0.95	1.45	(0.50)	12.37	12.93	(f)	217,489	0.88	(f)	0.88	(f)	0.83	(f)	4.20	(f)	18
Year ended 08/31/11	11.83	0.52	(0.41)	0.11	(0.52)	11.42	1.16	(f)	220,478	0.89	(f)	0.89	(f)	0.84	(f)	4.67	(f)	25
Class C
Six months ended 02/29/16	12.16	0.21	0.27	0.48	(0.21)	12.43	3.95		39,413	1.43	(e)	1.43	(e)	1.37	(e)	3.43	(e)	3
Year ended 08/31/15	12.23	0.42	(0.07)	0.35	(0.42)	12.16	2.87	(g)	28,335	1.41	(g)	1.41	(g)	1.36	(g)	3.44	(g)	12
Year ended 08/31/14	11.27	0.44	0.96	1.40	(0.44)	12.23	12.62		20,485	1.43		1.43		1.37		3.75		12
Year ended 08/31/13	12.36	0.43	(1.09)	(0.66)	(0.43)	11.27	(5.57)		21,558	1.40		1.40		1.35		3.51		12
Year ended 08/31/12	11.41	0.44	0.95	1.39	(0.44)	12.36	12.37		27,394	1.38		1.38		1.33		3.70		18
Year ended 08/31/11	11.82	0.46	(0.40)	0.06	(0.47)	11.41	0.65		21,800	1.40		1.40		1.35		4.16		25
Class Y
Six months ended 02/29/16	12.13	0.25	0.26	0.51	(0.25)	12.39	4.26		27,415	0.68	(e)	0.68	(e)	0.62	(e)	4.18	(e)	3
Year ended 08/31/15	12.20	0.51	(0.07)	0.44	(0.51)	12.13	3.65		23,698	0.66		0.66		0.61		4.19		12
Year ended 08/31/14	11.24	0.52	0.96	1.48	(0.52)	12.20	13.48		22,380	0.69		0.69		0.63		4.49		12
Year ended 08/31/13	12.33	0.52	(1.09)	(0.57)	(0.52)	11.24	(4.88)		20,569	0.65		0.65		0.60		4.26		12
Year ended 08/31/12	11.38	0.53	0.95	1.48	(0.53)	12.33	13.24		24,742	0.63		0.63		0.58		4.45		18
Year ended 08/31/11	11.79	0.55	(0.41)	0.14	(0.55)	11.38	1.40		24,195	0.65		0.65		0.60		4.91		25

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	For the year ended August 31, 2011, ratio does not exclude facilities and maintenance fees.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended August 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $139,542,348 and sold of $13,399,363 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen California Insured Tax Free Income Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $316,941, $14,844, $32,576 and $24,768 for Class A, Class B, Class C and Class Y shares, respectively.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24%, 0.22%, 0.24%, 0.27%, 0.25% and 0.25% for the six months ended February 29, 2016 and the years ended August 31, 2015, 2014, 2013, 2012 and 2011, respectively.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.74%.

21                         Invesco California Tax-Free Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2015 through February 29, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/29/16)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,040.50	$4.72	$1,020.24	$4.67	0.93%
B	1,000.00	1,041.20	4.67	1,020.29	4.62	0.92
C	1,000.00	1,039.50	7.25	1,017.75	7.17	1.43
Y	1,000.00	1,042.60	3.45	1,021.48	3.42	0.68

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2015 through February 29, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

22                         Invesco California Tax-Free Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                     MS-CTFI-SAR-1         Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 29, 2016
Invesco Core Plus Bond Fund
Nasdaq:
A: ACPSX ¡ B: CPBBX ¡ C: CPCFX ¡ R: CPBRX ¡ Y: CPBYX ¡ R5: CPIIX ¡ R6: CPBFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
23	Financial Statements
25	Notes to Financial Statements
39	Financial Highlights
40	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/15 to 2/29/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.91%
Class B Shares	0.53
Class C Shares	0.53
Class R Shares	0.78
Class Y Shares	1.03
Class R5 Shares	0.95
Class R6 Shares	0.99
Barclays U.S. Aggregate Index▼ (Broad Market/Style-Specific Index)	2.20
Lipper Core Plus Bond Funds Index¡ (Peer Group Index)	1.58

Source(s): ▼FactSet Research Systems Inc.; ¡Lipper, Inc.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The Lipper Core Plus Bonds Funds Index is an unmanaged index considered representative of core plus bond funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                      Invesco Core Plus Bond Fund

Average Annual Total Returns
As of 2/29/16, including maximum applicable sales charges

Class A Shares
Inception (6/3/09)	4.32%
5 Year	3.15
1 Year	-5.09

Class B Shares
Inception (6/3/09)	4.20%
5 Year	2.91
1 Year	-6.40

Class C Shares
Inception (6/3/09)	4.20%
5 Year	3.27
1 Year	-2.56

Class R Shares
Inception (6/3/09)	4.72%
5 Year	3.78
1 Year	-1.11

Class Y Shares
Inception (6/3/09)	5.26%
5 Year	4.32
1 Year	-0.61

Class R5 Shares
Inception (6/3/09)	5.24%
5 Year	4.29
1 Year	-0.60

Class R6 Shares
Inception	5.14%
5 Year	4.25
1 Year	-0.52

Average Annual Total Returns
As of 12/31/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (6/3/09)	4.29%
5 Year	3.09
1 Year	-3.97

Class B Shares
Inception (6/3/09)	4.18%
5 Year	2.84
1 Year	-5.32

Class C Shares
Inception (6/3/09)	4.18%
5 Year	3.20
1 Year	-1.44

Class R Shares
Inception (6/3/09)	4.70%
5 Year	3.71
1 Year	0.02

Class Y Shares
Inception (6/3/09)	5.24%
5 Year	4.25
1 Year	0.53

Class R5 Shares
Inception (6/3/09)	5.23%
5 Year	4.23
1 Year	0.53

Class R6 Shares
Inception	5.13%
5 Year	4.19
1 Year	0.61

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.86%, 1.61%, 1.61%, 1.11%, 0.61%, 0.60% and 0.53%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.98%, 1.73%, 1.73%, 1.23%, 0.73%, 0.61% and 0.54%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2016. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

3                      Invesco Core Plus Bond Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    On our website, invesco.com/us, you can access timely information about your Fund, as well as access your account. Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                      Invesco Core Plus Bond Fund

Schedule of Investments(a)

February 29, 2016

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds and Notes–50.80%
Advertising–0.01%
Lamar Media Corp., Sr. Unsec. Gtd. Notes, 5.75%, 02/01/2026(b)	$100,000	$104,250
Sr. Unsec. Gtd. Sub. Global Notes, 5.00%, 05/01/2023	33,000	33,578
		137,828

Aerospace & Defense–0.20%
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.50%, 03/15/2018(b)	20,000	19,250
7.50%, 03/15/2025(b)	323,000	229,330
7.75%, 03/15/2020(b)	83,000	66,815
Embraer Overseas Ltd. (Brazil), REGS, Sr. Unsec. Gtd. Euro Notes, 5.70%, 09/16/2023(b)	400,000	351,000
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(b)	166,000	159,360
L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/2024	527,000	497,024
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	170,000	167,875
Orbital ATK Inc., Sr. Unsec. Gtd. Notes, 5.50%, 10/01/2023(b)	90,000	92,925
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/2020	130,000	128,050
Sr. Unsec. Gtd. Sub. Notes, 6.50%, 05/15/2025(b)	259,000	250,582
		1,962,211

Agricultural & Farm Machinery–0.48%
John Deere Capital Corp., Sr. Unsec. Medium-Term Notes, 3.15%, 10/15/2021	4,460,000	4,657,310
Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	132,000	96,360
		4,753,670

Agricultural Products–0.22%
Bunge Ltd. Finance Corp., Sr. Unsec. Gtd. Global Notes, 3.50%, 11/24/2020	2,024,000	2,041,026
US Foods, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/30/2019	130,000	133,087
		2,174,113

Airlines–1.17%
Air Canada (Canada), Sr. Unsec. Gtd. Notes, 7.75%, 04/15/2021(b)	160,000	155,200

	Principal Amount	Value
Airlines–(continued)
American Airlines Pass Through Trust, Series 2015-2, Class B, Sec. Third Lien Pass Through Ctfs., 4.40%, 09/22/2023	$2,246,000	$2,215,117
Series 2016-1, Class B, Sec. Third Lien Pass Through Ctfs., 5.25%, 01/15/2024	3,023,000	3,034,336
Continental Airlines Pass Through Trust, Series 2009-1, Sr. Sec. First Lien Pass Through Ctfs., 9.00%, 07/08/2016	917,828	938,594
Series 2012-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.15%, 04/11/2024	438,477	451,083
LATAM Airlines Group S.A. Pass Through Trust (Chile), Series 2015-1, Class A, Sec. Pass Through Ctfs., 4.20%, 11/15/2027(b)	5,651,000	4,898,711
US Airways Pass Through Trust, Series 2012-1, Class B, Sec. Second Lien Pass Through Ctfs., 8.00%, 10/01/2019	8,348	8,989
		11,702,030

Alternative Carriers–0.06%
EarthLink Holdings Corp., Sr. Sec. Gtd. First Lien Global Notes, 7.38%, 06/01/2020	186,000	189,255
Level 3 Communications, Inc., Sr. Unsec. Global Notes, 5.75%, 12/01/2022	60,000	62,100
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2025	115,000	118,450
Sr. Unsec. Gtd. Notes, 5.38%, 01/15/2024(b)	281,000	288,025
		657,830

Apparel Retail–0.09%
Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	122,000	112,850
L Brands, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 11/01/2035(b)	673,000	717,586
Men’s Wearhouse, Inc. (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 07/01/2022	104,000	77,870
		908,306

Apparel, Accessories & Luxury Goods–0.00%
William Carter Co. (The), Sr. Unsec. Gtd. Global Notes, 5.25%, 08/15/2021	41,000	42,128

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Asset Management & Custody Banks–0.86%
Affiliated Managers Group, Inc., Sr. Unsec. Global Notes, 4.25%, 02/15/2024	$2,865,000	$2,955,061
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/2024(b)	965,000	988,933
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/2044(b)	2,645,000	2,592,548
Carlyle Holdings II Finance LLC, Sr. Sec. Gtd. Notes, 5.63%, 03/30/2043(b)	1,545,000	1,626,324
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Sec. Second Lien Notes, 8.13%, 06/15/2021(b)	123,000	103,013
First Data Corp., Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(b)	80,000	81,600
Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	215,000	215,269
		8,562,748

Auto Parts & Equipment–0.03%
CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/2019(b)	170,000	172,550
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/2021	128,000	124,800
5.50%, 12/15/2024	24,000	22,440
		319,790

Automobile Manufacturers–0.49%
General Motors Co., Sr. Unsec. Global Notes, 3.50%, 10/02/2018	2,355,000	2,357,944
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/01/2026	952,000	960,330
Sr. Unsec. Gtd. Notes, 3.15%, 01/15/2020	1,565,000	1,531,166
		4,849,440

Automotive Retail–0.43%
AutoNation, Inc., Sr. Unsec. Gtd. Global Notes, 4.50%, 10/01/2025	4,164,000	4,257,188

Biotechnology–0.31%
Gilead Sciences, Inc., Sr. Unsec. Global Notes, 4.40%, 12/01/2021	2,794,000	3,073,112

Brewers–3.14%
Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 2.65%, 02/01/2021	15,818,000	16,065,741
3.30%, 02/01/2023	5,516,000	5,676,466
3.65%, 02/01/2026	6,752,000	6,977,257
4.70%, 02/01/2036	1,447,000	1,513,308
4.90%, 02/01/2046	989,000	1,066,762
		31,299,534

	Principal Amount	Value
Broadcasting–0.07%
Clear Channel Worldwide Holdings, Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	$99,000	$96,277
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	121,000	127,504
Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	160,000	159,200
TEGNA, Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 10/15/2023	141,000	152,280
Tribune Media Co., Sr. Unsec. Gtd. Notes, 5.88%, 07/15/2022(b)	135,000	135,675
		670,936

Building Products–0.29%
Allegion PLC, Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2023	100,000	105,750
BMC Stock Holdings, Inc., Sr. Sec. Gtd. First Lien Notes, 9.00%, 09/15/2018(b)	126,000	127,260
Builders FirstSource, Inc., Sr. Sec. First Lien Notes, 7.63%, 06/01/2021(b)	215,000	219,300
Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(b)	102,000	95,243
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	220,000	222,750
Hardwoods Acquisition, Inc., Sr. Sec. Gtd. First Lien Notes, 7.50%, 08/01/2021 (Acquired 03/02/2015; Cost $24,000)(b)	25,000	12,031
NCI Building Systems, Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/2023(b)	20,000	20,700
Standard Industries Inc., Sr. Unsec. Notes, 5.38%, 11/15/2024(b)	215,000	219,838
6.00%, 10/15/2025(b)	1,874,000	1,923,192
		2,946,064

Cable & Satellite–1.00%
Altice Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/2022(b)	300,000	290,625
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 09/30/2022	35,000	35,438
Sr. Unsec. Gtd. Notes, 5.13%, 05/01/2023(b)	281,000	281,000
5.38%, 05/01/2025(b)	55,000	54,588
CCO Safari II, LLC, Sr. Sec. Gtd. First Lien Notes, 4.46%, 07/23/2022(b)	2,000,000	2,034,796
4.91%, 07/23/2025(b)	1,527,000	1,562,090
Sr. Sec. First Lien Notes, 6.83%, 10/23/2055(b)	2,464,000	2,508,301
CCOH Safari LLC, Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	363,000	366,176

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Cable & Satellite–(continued)
Cox Communications, Inc., Sr. Unsec. Notes, 8.38%, 03/01/2039(b)	$1,220,000	$1,328,601
9.38%, 01/15/2019(b)	25,000	29,149
CSC Holdings LLC, Sr. Unsec. Global Notes, 6.75%, 11/15/2021	190,000	193,800
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/2020	207,000	205,448
5.88%, 11/15/2024	265,000	239,162
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/2023	194,000	129,495
Numericable-SFR SA (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(b)	256,000	254,720
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/2025(b)	200,000	199,520
VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(b)	250,000	235,625
		9,948,534

Casinos & Gaming–0.04%
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/15/2023	243,000	250,898
MGM Resorts International, Sr. Unsec. Gtd. Notes, 6.00%, 03/15/2023	30,000	30,825
7.75%, 03/15/2022	110,000	119,625
Mohegan Tribal Gaming Authority, Sr. Unsec. Gtd. Notes, 9.75%, 09/01/2021(b)	30,000	30,000
		431,348

Catalog Retail–0.58%
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 4.45%, 02/15/2025	2,800,000	2,616,271
4.85%, 04/01/2024	1,736,000	1,679,246
5.45%, 08/15/2034	1,815,000	1,518,850
		5,814,367

Commercial Printing–0.02%
Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2022(b)	226,000	228,260

Communications Equipment–0.01%
Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	124,000	134,540

Computer & Electronics Retail–0.01%
Rent-A-Center, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/01/2021	85,000	56,950

	Principal Amount	Value
Construction & Engineering–0.03%
AECOM, Sr. Unsec. Gtd. Global Notes, 5.75%, 10/15/2022	$250,000	$253,612

Construction Machinery & Heavy Trucks–0.54%
Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/2019(b)	277,000	281,847
Caterpillar Inc., Sr. Unsec. Global Notes, 3.90%, 05/27/2021	4,094,000	4,385,775
Commercial Vehicle Group Inc., Sec. Gtd. Second Lien Global Notes, 7.88%, 04/15/2019	192,000	162,240
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	59,000	48,675
6.75%, 06/15/2021	94,000	85,540
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/2021	245,000	150,063
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2022	237,000	239,963
5.38%, 03/01/2025	60,000	59,700
		5,413,803

Construction Materials–0.02%
CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/2021(b)	30,000	27,750
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/2019 (Acquired 01/31/2013-03/27/2013; Cost $172,806)(b)	170,000	131,963
		159,713

Consumer Finance–1.12%
Ally Financial Inc., Sr. Unsec. Global Notes, 4.13%, 03/30/2020	3,525,000	3,529,406
4.63%, 03/30/2025	1,813,000	1,767,675
5.13%, 09/30/2024	274,000	275,713
Credit Acceptance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 03/15/2023(b)	62,000	59,365
Synchrony Financial, Sr. Unsec. Global Notes, 4.50%, 07/23/2025	5,430,000	5,517,952
		11,150,111

Department Stores–0.52%
Kohl’s Corp., Sr. Unsec. Global Notes, 5.55%, 07/17/2045	5,857,000	5,184,654

Distillers & Vintners–0.24%
Constellation Brands Inc., Sr. Unsec. Gtd. Notes, 3.88%, 11/15/2019	2,275,000	2,363,156

Diversified Banks–4.90%
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander (Mexico), Unsec. Sub. Notes, 5.95%, 01/30/2024(b)	200,000	203,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
Bank of America Corp., Series X, Jr. Unsec. Sub. Notes, 6.25%(c)	$1,645,000	$1,599,763
Series Z, Jr. Unsec. Sub. Notes, 6.50%(c)	3,360,000	3,452,400
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/2024(b)	1,385,000	1,381,378
Unsec. Sub. Notes, 6.75%, 09/30/2022(b)	600,000	637,807
Citigroup Inc., Unsec. Sub. Global Notes, 5.50%, 09/13/2025	2,970,000	3,193,721
Unsec. Sub. Notes, 4.45%, 09/29/2027	5,555,000	5,471,861
Series Q, Jr. Unsec. Sub. Global Notes, 5.95%(c)	2,300,000	2,173,500
Series R, Jr. Unsec. Sub. Global Notes, 6.13%(c)	4,110,000	4,068,900
Crédit Agricole S.A. (France), Unsec. Sub. Notes, 4.38%, 03/17/2025(b)	1,160,000	1,109,138
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/2018(b)	1,360,000	1,471,413
HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/2022	1,050,000	1,095,112
ING Groep N.V. (Netherlands), Jr. Unsec. Sub. Global Notes, 6.50%(c)	2,710,000	2,544,013
Intesa Sanpaolo S.p.A. (Italy), Sr. Unsec. Gtd. Medium-Term Notes, 3.88%, 01/15/2019	2,840,000	2,893,548
Nordea Bank AB (Sweden), Jr. Unsec. Sub. Notes, 5.50%(b)(c)	2,140,000	1,990,200
Societe Generale S.A. (France), Unsec. Sub. Notes, 4.25%, 04/14/2025(b)	3,175,000	2,933,470
4.75%, 11/24/2025(b)	6,010,000	5,711,228
VTB Bank OJSC Via VTB Capital S.A. (Russia), REGS, Unsec. Sub. Euro Bonds, 6.95%, 10/17/2022(b)	200,000	190,431
Wells Fargo & Co., Unsec. Sub. Global Notes, 5.38%, 11/02/2043	3,500,000	3,796,005
Series U, Jr. Unsec. Sub. Global Notes, 5.88%(c)	2,835,000	3,001,556
		48,918,944

Diversified Capital Markets–1.21%
Credit Suisse Group Funding (Guernsey) Ltd. (Switzerland), Sr. Unsec. Gtd. Global Notes, 3.75%, 03/26/2025	1,965,000	1,854,405
4.88%, 05/15/2045	5,640,000	5,175,013
UBS Group Funding (Jersey) Ltd. (Switzerland), Sr. Unsec. Gtd. Notes, 4.13%, 09/24/2025(b)	5,105,000	5,089,652
		12,119,070

	Principal Amount	Value
Diversified Chemicals–0.38%
Chemours Co. (The), Sr. Unsec. Notes, 6.63%, 05/15/2023(b)	$152,000	$111,340
OCP S.A. (Morocco), Sr. Unsec. Notes, 4.50%, 10/22/2025(b)	1,940,000	1,816,713
Solvay Finance America LLC (Belgium), Sr. Unsec. Gtd. Notes, 4.45%, 12/03/2025(b)	1,822,000	1,830,031
		3,758,084

Diversified Metals & Mining–1.34%
Anglo American Capital PLC (United Kingdom), Sr. Unsec Gtd. Notes, 3.63%, 05/14/2020(b)	1,283,000	1,032,815
4.13%, 04/15/2021(b)	5,776,000	4,505,280
Compass Minerals International, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 07/15/2024(b)	59,000	54,280
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 9.50%, 10/01/2020	25,000	14,438
Lundin Mining Corp. (Canada), Sr. Sec. Gtd. First Lien Notes, 7.88%, 11/01/2022(b)	2,160,000	1,803,600
MMC Norilsk Nickel OJSC via MMC Finance Ltd. (Russia), Sr. Unsec. Notes, 6.63%, 10/14/2022(b)	295,000	303,850
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/2028	565,000	643,093
Southern Copper Corp. (Peru), Sr. Unsec. Global Notes, 7.50%, 07/27/2035	200,000	190,500
Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Global Notes, 5.20%, 03/01/2042	1,817,000	953,925
Sr. Unsec. Gtd. Notes, 4.50%, 01/15/2021	5,960,000	3,903,800
		13,405,581

Diversified Real Estate Activities–0.08%
Brookfield Asset Management Inc. (Canada), Sr. Unsec. Notes, 4.00%, 01/15/2025	785,000	801,851

Diversified REIT’s–0.81%
Select Income REIT, Sr. Unsec. Global Notes, 4.50%, 02/01/2025	1,570,000	1,463,310
Trust F/1401 (Mexico), Sr. Unsec. Notes, 5.25%, 01/30/2026(b)	1,682,000	1,560,665
W.P. Carey Inc., Sr. Unsec. Notes, 4.00%, 02/01/2025	5,375,000	5,087,252
		8,111,227

Electric Utilities–1.42%
Appalachian Power Co., Sr. Unsec. Notes, 4.45%, 06/01/2045	2,679,000	2,690,580
Duke Energy Carolinas, LLC, Sr. Sec. First Mortgage Bonds, 3.90%, 06/15/2021	4,379,000	4,760,728

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Electric Utilities–(continued)
Electricite de France S.A. (France), Jr. Unsec. Sub. Notes, 5.63%(b)(c)	$1,535,000	$1,300,913
Eskom Holdings SOC Ltd. (South Africa), REGS, Sr. Unsec. Euro Notes, 7.13%, 02/11/2025(b)	800,000	695,296
Hrvatska elektroprivreda d.d. (Croatia), Sr. Unsec. Notes, 5.88%, 10/23/2022(b)	291,000	297,548
Majapahit Holding B.V. (Indonesia), REGS, Sr. Unsec. Gtd. Euro Notes, 7.75%, 01/20/2020(b)	200,000	228,076
Potomac Electric Power Co., Sr. Sec. First Mortgage Bonds, 4.15%, 03/15/2043	2,650,000	2,731,662
Southern Power Co., Sr. Unsec. Global Notes, 4.15%, 12/01/2025	1,490,000	1,500,226
		14,205,029

Electrical Components & Equipment–0.04%
EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	203,000	194,626
Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 4.88%, 10/15/2023(b)	100,000	99,250
5.00%, 10/01/2025(b)	60,000	59,288
		353,164

Environmental & Facilities Services–0.03%
Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/2020	243,000	240,570
GFL Escrow Corp. (Canada), Sr. Unsec. Notes, 9.88%, 02/01/2021(b)	48,000	48,840
		289,410

Fertilizers & Agricultural Chemicals–0.03%
Israel Chemicals Ltd. (Israel), Sr. Unsec. Euro Bonds, 4.50%, 12/02/2024(b)	300,000	289,839

Forest Products–0.02%
Norbord Inc. (Canada), Sr. Sec. Gtd. First Lien Notes, 6.25%, 04/15/2023(b)	120,000	114,900
Sr. Sec. First Lien Notes, 5.38%, 12/01/2020(b)	89,000	88,555
		203,455

Gas Utilities–0.02%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	120,000	91,500
Sr. Unsec. Gtd. Notes, 6.75%, 06/15/2023(b)	65,000	48,425
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	40,000	34,200
		174,125

	Principal Amount	Value
General Merchandise Stores–0.01%
Dollar Tree, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 03/01/2023(b)	$134,000	$143,380

Gold–0.52%
Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 3.63%, 09/01/2016	4,167,000	4,139,742
5.95%, 03/15/2024	1,365,000	1,095,412
		5,235,154

Health Care Equipment–0.21%
Becton, Dickinson and Co., Sr. Unsec. Global Bonds, 4.88%, 05/15/2044	1,989,000	2,103,045

Health Care Facilities–0.26%
Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2023	187,000	189,805
Sr. Unsec. Gtd. Notes, 6.50%, 03/01/2024(b)	60,000	62,100
Community Health Systems, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	139,737	121,222
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/2021	130,000	139,100
HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/2022	136,000	146,158
6.50%, 02/15/2020	675,000	746,887
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	240,000	248,100
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	130,000	133,250
5.88%, 02/15/2026	70,000	72,450
Surgical Care Affiliates, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/2023(b)	214,000	208,650
Tenet Healthcare Corp., Sr. Unsec. Global Notes, 6.75%, 02/01/2020	40,000	37,800
8.00%, 08/01/2020	76,000	77,330
8.13%, 04/01/2022	438,000	431,430
		2,614,282

Health Care REIT’s–0.69%
HCP, Inc., Sr. Unsec. Global Notes, 4.00%, 12/01/2022	2,835,000	2,790,325
4.25%, 11/15/2023	1,305,000	1,277,810
Senior Housing Properties Trust, Sr. Unsec. Notes, 6.75%, 12/15/2021	2,550,000	2,802,266
		6,870,401

Health Care Services–0.25%
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 4.70%, 02/01/2045	2,261,000	2,140,226
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(b)	167,000	173,054

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Health Care Services–(continued)
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/2022(b)	$169,000	$171,113
		2,484,393

Home Entertainment Software–0.28%
Electronic Arts, Inc., Sr. Unsec. Global Notes, 3.70%, 03/01/2021	2,790,000	2,826,769

Home Improvement Retail–0.02%
Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/2022(b)	312,000	241,800

Homebuilding–0.78%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/2021(b)	301,000	245,315
AV Homes, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 07/01/2019	40,000	39,500
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/2021	221,000	164,921
CalAtlantic Group Inc., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/2022	157,000	158,963
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. First Lien Notes, 7.25%, 10/15/2020(b)	26,000	20,150
Sr. Unsec. Gtd. Notes, 7.00%, 01/15/2019(b)	165,000	83,325
8.00%, 11/01/2019(b)	225,000	114,750
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2022	20,000	19,075
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 04/01/2021	4,326,000	4,363,852
4.75%, 11/15/2022	60,000	60,150
Sr. Unsec. Gtd. Notes, 4.88%, 12/15/2023	532,000	520,695
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2043	1,470,000	1,110,415
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	80,000	78,800
7.15%, 04/15/2020	55,000	57,200
Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 4.88%, 11/15/2025	740,000	723,350
		7,760,461

Hotel and Resort REIT’s–0.83%
Hospitality Properties Trust, Sr. Unsec. Global Notes, 4.25%, 02/15/2021	5,995,000	6,021,177
Host Hotels & Resorts L.P., Series F, Sr. Unsec. Global Notes, 4.50%, 02/01/2026	2,280,000	2,277,540
		8,298,717

Hotels, Resorts & Cruise Lines–0.32%
Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/2022	40,000	42,237

	Principal Amount	Value
Hotels, Resorts & Cruise Lines–(continued)
Hyatt Hotels Corp., Sr. Unsec. Global Notes, 4.85%, 03/15/2026	$1,813,000	$1,811,550
Wyndham Worldwide Corp., Sr. Unsec. Notes, 5.10%, 10/01/2025	1,305,000	1,331,383
		3,185,170

Household Products–0.07%
Reynolds Group Issuer Inc./LLC (New Zealand), Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	147,000	151,778
Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/2021	250,000	247,812
9.88%, 08/15/2019	100,000	103,375
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	151,000	149,679
		652,644

Housewares & Specialties–0.32%
Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/2021	3,157,000	3,239,204

Independent Power Producers & Energy Traders–0.02%
AES Corp., Sr. Unsec. Global Notes, 7.38%, 07/01/2021	66,000	68,805
Calpine Corp., Sr. Sec. Gtd. First Lien Notes, 5.88%, 01/15/2024(b)	11,000	11,275
Sr. Unsec. Global Notes, 5.38%, 01/15/2023	58,000	54,520
5.50%, 02/01/2024	102,000	92,310
		226,910

Industrial Conglomerates–0.04%
ALFA, S.A.B. de C.V. (Mexico), REGS, Sr. Unsec. Euro Notes, 5.25%, 03/25/2024(b)	400,000	407,000

Industrial Machinery–0.28%
Optimas OE Solutions Holding, LLC/Optimas OE Solutions, Inc., Sr. Sec. Notes, 8.63%, 06/01/2021(b)	126,000	98,910
Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 10/01/2054	2,916,000	2,567,725
Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/2020(b)	116,000	114,115
		2,780,750

Industrial REIT’s–0.17%
PLA Administradora Industrial, S. de R.L. de C.V. (Mexico), Sr. Unsec. Notes, 5.25%, 11/10/2022(b)	1,896,000	1,724,768

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Integrated Oil & Gas–0.96%
Exxon Mobil Corp., Sr. Unsec. Global Notes, 2.22%, 03/01/2021	$1,783,000	$1,783,000
2.73%, 03/01/2023	1,626,000	1,626,000
3.04%, 03/01/2026	2,844,000	2,844,000
4.11%, 03/01/2046	2,239,000	2,239,000
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 6.50%, 06/02/2041	100,000	87,349
PETRONAS Capital Ltd. (Malaysia), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.50%, 03/18/2025(b)	400,000	398,415
PTT PCL (Thailand), REGS, Sr. Unsec. Euro Notes, 3.38%, 10/25/2022(b)	400,000	401,996
State Oil Co. of the Azerbaijan Republic (Azerbaijan), Sr. Unsec. Medium-Term Euro Notes, 4.75%, 03/13/2023	200,000	169,328
		9,549,088

Integrated Telecommunication Services–1.35%
AT&T Inc., Sr. Unsec. Global Notes, 3.40%, 05/15/2025	1,567,000	1,542,201
4.75%, 05/15/2046	2,287,000	2,094,177
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Notes, 4.45%, 04/01/2024	1,090,000	1,146,357
Frontier Communications Corp., Sr. Unsec. Notes, 8.88%, 09/15/2020(b)	58,000	60,320
11.00%, 09/15/2025(b)	145,000	146,450
GCI, Inc., Sr. Unsec. Global Notes, 6.88%, 04/15/2025	75,000	73,500
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 07/15/2022	150,000	153,750
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026	70,000	71,050
6.84%, 04/28/2023	135,000	140,738
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025	152,000	155,040
6.63%, 04/01/2023	194,000	204,670
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/2024(b)	540,000	523,800
Verizon Communications Inc., Sr. Unsec. Global Notes, 4.52%, 09/15/2048	4,812,000	4,427,425
5.01%, 08/21/2054	1,698,000	1,585,674
5.15%, 09/15/2023	665,000	752,464
6.40%, 09/15/2033	342,000	392,549
		13,470,165

Internet Retail–0.37%
Expedia, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2026(b)	3,855,000	3,670,000

	Principal Amount	Value
Internet Software & Services–0.30%
Baidu, Inc. (China), Sr. Unsec. Global Notes, 3.50%, 11/28/2022	$200,000	$201,382
Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 3.38%, 05/02/2019(b)	2,255,000	2,313,884
REGS, Sr. Unsec. Medium-Term Euro Notes, 3.80%, 02/11/2025(b)	500,000	509,760
		3,025,026

Investment Banking & Brokerage–0.86%
Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/2022(b)	1,896,000	1,976,997
Charles Schwab Corp. (The), Series A, Jr. Unsec. Sub. Notes, 7.00%(c)	1,315,000	1,485,950
Stifel Financial Corp., Sr. Unsec. Notes, 3.50%, 12/01/2020	5,120,000	5,076,618
		8,539,565

Leisure Facilities–0.01%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	55,000	57,200

Leisure Products–0.02%
Vista Outdoor Inc., Sr. Unsec. Gtd. Notes, 5.88%, 10/01/2023(b)	165,000	171,188

Life & Health Insurance–1.04%
Forethought Financial Group, Inc., Sr. Unsec. Notes, 8.63%, 04/15/2021(b)	50,000	57,686
MetLife, Inc., Sr. Unsec. Global Notes, 4.13%, 08/13/2042	2,200,000	1,976,411
Series C, Jr. Unsec. Sub. Global Notes, 5.25%(c)	3,605,000	3,415,738
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/2021(b)	735,000	815,831
Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/2038	1,640,000	1,795,800
TIAA Asset Management Finance Co. LLC, Sr. Unsec. Notes, 4.13%, 11/01/2024(b)	2,235,000	2,299,208
		10,360,674

Life Sciences Tools & Services–0.00%
Quintiles Transnational Corp., Sr. Unsec. Gtd. Notes, 4.88%, 05/15/2023(b)	30,000	30,900

Managed Health Care–0.67%
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 3.75%, 07/15/2025	6,261,000	6,671,759

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Marine–0.02%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. First Lien Mortgage Notes, 8.13%, 11/15/2021 (Acquired 10/29/2013-07/16/2015; Cost $318,485)(b)	$318,000	$228,960

Marine Ports & Services–0.02%
PT Pelabuhan Indonesia II (Indonesia), Sr. Unsec. Notes, 4.25%, 05/05/2025(b)	200,000	182,500

Metal & Glass Containers–0.05%
Ball Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 03/15/2022	110,000	114,813
Berry Plastics Corp., Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	144,000	150,120
6.00%, 10/15/2022(b)	120,000	125,250
Coveris Holding Corp., Sr. Unsec. Gtd. Notes, 10.00%, 06/01/2018(b)	102,000	87,465
		477,648

Movies & Entertainment–0.23%
AMC Entertainment Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	35,000	36,444
5.88%, 02/15/2022	50,000	52,188
Mediacom Broadband LLC/Corp., Sr. Unsec. Gtd. Global Notes, 5.50%, 04/15/2021	146,000	141,985
Time Warner, Inc., Sr. Unsec. Gtd. Global Deb., 5.35%, 12/15/2043	2,100,000	2,031,107
		2,261,724

Multi-Line Insurance–0.22%
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/2044(b)	2,185,000	2,190,442

Multi-Sector Holdings–0.41%
BNSF Railway Co. Pass Through Trust, Series 2015-1, Sr. Sec. First Lien Pass-Through Ctfs., 3.44%, 06/16/2028(b)	4,121,996	4,087,674

Multi-Utilities–0.16%
Enable Midstream Partners L.P., Sr. Unsec. Gtd. Global Notes, 3.90%, 05/15/2024	2,525,000	1,623,891

Office REIT’s–0.13%
Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/2024	1,290,000	1,319,453

Office Services & Supplies–0.52%
Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/2024	1,070,000	1,046,941
Steelcase, Inc., Sr. Unsec. Global Bonds, 6.38%, 02/15/2021	3,730,000	4,132,905
		5,179,846

	Principal Amount	Value
Oil & Gas Drilling–0.04%
Rowan Cos., Inc., Sr. Unsec. Gtd. Notes, 5.85%, 01/15/2044	$730,000	$372,300

Oil & Gas Equipment & Services–0.60%
Petrofac Ltd. (United Kingdom), Sr. Unsec. Gtd. Notes, 3.40%, 10/10/2018(b)	7,020,000	5,971,479

Oil & Gas Exploration & Production–2.32%
Anadarko Petroleum Corp., Sr. Unsec. Global Notes, 5.95%, 09/15/2016	4,966,000	4,987,677
Sr. Unsec. Notes, 6.38%, 09/15/2017	10,120,000	10,253,518
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/2021	119,000	102,935
6.00%, 12/01/2020	244,000	218,990
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 4.38%, 06/01/2024	105,000	97,716
CNOOC Curtis Funding No.1 Pty Ltd. (China), REGS, Sr. Unsec. Gtd. Euro Notes, 4.50%, 10/03/2023(b)	200,000	208,708
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/2022	61,000	57,187
5.50%, 04/01/2023	398,000	371,135
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.13%, 04/01/2021	75,000	61,125
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	148,000	46,620
Devon Energy Corp., Sr. Unsec. Global Notes, 2.25%, 12/15/2018	910,000	792,837
Diamondback Energy, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 10/01/2021	215,000	216,075
Hess Corp., Sr. Unsec. Global Notes, 1.30%, 06/15/2017	3,030,000	2,895,329
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec. Notes, 7.00%, 05/05/2020(b)	210,000	217,875
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	136,000	123,760
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	82,000	48,790
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Notes, 7.50%, 02/15/2022(b)	88,000	86,900
Pertamina Persero PT (Indonesia), REGS, Sr. Unsec. Medium-Term Euro Notes, 4.30%, 05/20/2023(b)	200,000	188,626
Pioneer Natural Resources Co., Sr. Unsec. Notes, 5.88%, 07/15/2016	1,419,000	1,425,149
Range Resources Corp., Sr. Unsec. Gtd. Sub. Global Notes, 5.00%, 03/15/2023	181,000	153,397
Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/2022	45,000	37,575

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
RSP Permian, Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/2022	$84,000	$74,970
Sr. Unsec. Gtd. Notes, 6.63%, 10/01/2022(b)	140,000	124,950
WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/2022	75,000	43,125
Zhaikmunai LLP (Kazakhstan), REGS, Sr. Unsec. Gtd. Euro Notes, 6.38%, 02/14/2019(b)	400,000	314,000
		23,148,969

Oil & Gas Refining & Marketing–0.03%
Reliance Industries Ltd. (India), REGS, Sr. Unsec. Euro Notes, 4.13%, 01/28/2025(b)	250,000	249,579

Oil & Gas Storage & Transportation–1.11%
Enbridge Inc. (Canada), Sr. Unsec. Notes, 5.60%, 04/01/2017	4,679,000	4,699,878
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	105,000	86,625
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 3.75%, 02/15/2025	1,594,000	1,513,106
EQT Midstream Partners L.P., Sr. Unsec. Gtd. Notes, 4.00%, 08/01/2024	2,255,000	1,712,191
Kinder Morgan Inc., Sr. Unsec. Gtd. Notes, 5.30%, 12/01/2034	815,000	649,629
MPLX LP, Sr. Unsec. Gtd. Notes, 4.88%, 06/01/2025(b)	125,000	103,281
5.50%, 02/15/2023(b)	194,000	171,630
Nakilat Inc. (Qatar), REGS, Sec. Sub. Gtd. Second Lien Euro Bonds, 6.27%, 12/31/2033(b)	192,716	208,747
Sabine Pass Liquefaction LLC, Sr. Sec. First Lien Global Notes, 5.63%, 04/15/2023	100,000	93,000
Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes, 5.63%, 03/01/2025	145,000	132,312
Spectra Energy Partners, L.P., Sr. Unsec. Global Notes, 4.50%, 03/15/2045	574,000	464,105
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Bonds, 5.25%, 05/01/2023	89,000	70,310
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2021	94,000	82,720
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/2020	35,000	22,225
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/2019	81,000	44,955

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/2020	$133,000	$125,685
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/2032	255,000	280,111
Williams Partners L.P./ACMP Finance Corp., Sr. Unsec. Global Notes, 4.88%, 05/15/2023	757,000	618,847
		11,079,357

Other Diversified Financial Services–0.66%
BOC Aviation Pte. Ltd. (Singapore), Sr. Unsec. Notes, 3.00%, 03/30/2020(b)	2,477,000	2,484,482
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 3.80%, 11/01/2025(b)	1,904,000	1,908,040
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., Sr. Unsec. Notes, 4.88%, 04/15/2045(b)	2,125,000	1,827,500
Power Sector Assets & Liabilities Management Corp. (Philippines), REGS, Sr. Unsec. Gtd. Euro Bond, 7.39%, 12/02/2024(b)	250,000	328,711
		6,548,733

Packaged Foods & Meats–1.72%
Chiquita Brands International Inc., Sr. Unsec. Conv. Notes, 4.25%, 08/15/2016	5,805,000	5,805,000
Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/2019(b)	6,498,000	6,741,675
FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/2020(b)	200,000	206,000
JBS USA LLC/JBS USA Finance Inc. (Brazil), Sr. Unsec. Gtd. Notes, 8.25%, 02/01/2020(b)	88,000	88,550
Mead Johnson Nutrition Co., Sr. Unsec. Global Notes, 4.13%, 11/15/2025	1,047,000	1,084,388
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 01/15/2024(b)	51,000	53,996
Smithfield Foods Inc., Sr. Unsec. Notes, 6.63%, 08/15/2022	2,762,000	2,920,815
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(b)	210,000	223,125
		17,123,549

Paper Packaging–0.52%
Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.75%, 04/15/2021	468,000	478,530
4.88%, 11/15/2022	65,000	65,975
International Paper Co., Sr. Unsec. Global Notes, 5.15%, 05/15/2046	3,418,000	3,110,385

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Paper Packaging–(continued)
Klabin Finance S.A. (Brazil), Sr. Unsec. Gtd. Notes, 5.25%, 07/16/2024(b)	$1,770,000	$1,576,406
		5,231,296

Paper Products–0.09%
Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	831,000	791,528
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/2020	114,000	112,860
		904,388

Personal Products–0.04%
Alphabet Holding Co., Inc., Sr. Unsec. Global PIK Notes, 8.50%, 11/01/2017(d)	432,000	434,160

Pharmaceuticals–0.67%
Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 3.00%, 10/08/2021(b)	2,202,000	2,267,819
Bristol-Myers Squibb Co., Sr. Unsec. Deb., 6.88%, 08/01/2097	2,492,000	3,653,686
Concordia Healthcare Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/2023(b)	178,000	155,750
9.50%, 10/21/2022(b)	50,000	48,875
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2023(b)	55,000	43,725
5.63%, 12/01/2021(b)	130,000	111,962
5.88%, 05/15/2023(b)	33,000	27,060
6.13%, 04/15/2025(b)	406,000	326,830
6.75%, 08/15/2018(b)	45,000	42,638
REGS, Sr. Unsec. Gtd. Euro Notes, 6.13%, 04/15/2025(b)	30,000	25,256
		6,703,601

Property & Casualty Insurance–0.35%
Allstate Corp. (The), Unsec. Sub. Global Deb., 5.75%, 08/15/2053	2,085,000	2,085,000
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/2037(b)	1,320,000	1,450,350
		3,535,350

Railroads–0.10%
Autoridad del Canal de Panamá (Panama), REGS, Sr. Unsec. Euro Bonds, 4.95%, 07/29/2035(b)	500,000	516,500
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec. First Lien Bonds, 5.88%, 07/05/2034(b)	500,000	480,000
		996,500

Real Estate Development–0.04%
CIFI Holdings (Group) Co. Ltd. (China), Sr. Unsec. Gtd. Euro Bonds, 7.75%, 06/05/2020	200,000	200,203

	Principal Amount	Value
Real Estate Development–(continued)
Country Garden Holdings Co. Ltd. (China), REGS, Sr. Unsec. Gtd. Euro Notes, 7.50%, 01/10/2023(b)	$200,000	$203,679
		403,882

Regional Banks–0.39%
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	222,000	222,555
5.00%, 08/01/2023	170,000	169,150
Fifth Third Bancorp, Series J, Jr. Unsec. Sub. Notes, 4.90%(c)	1,520,000	1,322,400
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/2021	650,000	748,267
SVB Financial Group, Sr. Unsec. Global Notes, 3.50%, 01/29/2025	1,455,000	1,444,712
		3,907,084

Reinsurance–0.18%
Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/2023	1,650,000	1,760,045

Renewable Electricity–0.12%
Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/2044	1,194,000	1,193,331

Residential REIT’s–0.22%
Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/2022	2,135,000	2,197,466

Restaurants–0.38%
1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/2022(b)	3,475,000	3,635,719
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	155,000	164,687
		3,800,406

Security & Alarm Services–0.15%
Tyco International Finance S.A., Sr. Unsec. Gtd. Global Notes, 3.90%, 02/14/2026	1,460,000	1,481,275

Semiconductor Equipment–0.01%
Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/2022	71,000	64,433

Semiconductors–0.37%
Freescale Semiconductor Inc., Sr. Sec. Gtd. First Lien Notes, 6.00%, 01/15/2022(b)	1,375,000	1,461,797
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 03/15/2023(b)	2,120,000	2,199,500
		3,661,297

Soft Drinks–1.23%
Coca-Cola Co. (The), Sr. Unsec. Global Notes, 3.30%, 09/01/2021	5,000,000	5,336,492

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Soft Drinks–(continued)
PepsiCo Inc., Sr. Unsec. Global Notes, 3.00%, 08/25/2021	$4,378,000	$4,596,981
4.45%, 04/14/2046	2,173,000	2,330,033
		12,263,506

Sovereign Debt–0.41%
Argentine Republic Governement International Bond (Argentina), Sr. Unsec. Euro Notes, 2.50%, 12/31/2038(e)	550,000	363,275
Dominican Republic International Bond (Dominican Repubic), Sr. Unsec. Bonds, 5.50%, 01/27/2025(b)	541,000	523,418
Hungary Government International Bond (Hungary), Sr. Unsec. Global Notes, 5.38%, 03/25/2024	550,000	612,356
Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec. Notes, 6.38%, 03/03/2028(b)	324,000	292,349
Indonesia Government International Bond (Indonesia), REGS, Sr. Unsec. Medium-Term Euro Notes, 4.13%, 01/15/2025(b)	300,000	298,058
Jamaica Government International Bond (Jamaica), Sr. Unsec. Global Notes, 6.75%, 04/28/2028	252,000	255,780
Lebanon Government International Bond (Lebanon), REGS, Sr. Unsec. Euro Bonds, 6.00%, 01/27/2023(b)	500,000	488,750
Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 4.60%, 01/23/2046	200,000	184,250
Poland Government International Bond (Poland), Sr. Unsec. Global Notes, 4.00%, 01/22/2024	400,000	430,750
Romanian Government International Bond (Romania), Sr. Unsec. Notes, 4.88%, 01/22/2024(b)	200,000	220,304
Russian Foreign Bond (Russia), REGS, Sr. Unsec. Euro Bonds, 4.88%, 09/16/2023(b)	400,000	413,670
		4,082,960

Specialized Consumer Services–0.02%
ServiceMaster Co., LLC (The), Sr. Unsec. Notes, 7.45%, 08/15/2027	191,000	186,225

Specialized Finance–1.07%
Air Lease Corp., Sr. Unsec. Global Notes, 3.88%, 04/01/2021	2,425,000	2,350,735
Aircastle Ltd., Sr. Unsec. Notes, 5.13%, 03/15/2021	55,000	55,688
5.50%, 02/15/2022	75,000	75,375
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/2022	120,000	128,400
Sr. Unsec. Notes, 8.25%, 12/15/2020	146,000	169,360

	Principal Amount	Value
Specialized Finance–(continued)
Moody’s Corp., Sr. Unsec. Global Notes, 2.75%, 07/15/2019	$1,470,000	$1,501,818
4.88%, 02/15/2024	4,595,000	4,989,166
5.25%, 07/15/2044	1,140,000	1,233,270
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(b)	175,000	186,156
		10,689,968

Specialized REIT’s–0.95%
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2022	259,000	264,180
EPR Properties, Sr. Unsec. Gtd. Global Notes, 4.50%, 04/01/2025	2,244,000	2,186,289
7.75%, 07/15/2020	4,386,000	5,183,111
Sr. Unsec. Gtd. Notes, 5.75%, 08/15/2022	1,345,000	1,432,725
Equinix Inc., Sr. Unsec. Notes, 5.38%, 01/01/2022	111,000	115,995
5.38%, 04/01/2023	265,000	278,250
5.88%, 01/15/2026	46,000	48,300
		9,508,850

Specialty Chemicals–0.03%
GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 9.50%, 02/01/2023(b)	54,000	58,050
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	223,000	223,000
		281,050

Specialty Stores–0.21%
Tiffany & Co., Sr. Unsec. Global Notes, 3.80%, 10/01/2024	1,005,000	1,032,924
4.90%, 10/01/2044	1,140,000	1,069,526
		2,102,450

Steel–0.23%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 10.85%, 06/01/2019	38,000	40,090
Sr. Unsec. Global Notes, 6.25%, 08/05/2020	115,000	103,788
FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Sec. Gtd. Notes, 9.75%, 03/01/2022(b)	38,000	36,005
Sr. Unsec. Gtd. Notes, 6.88%, 04/01/2022(b)	12,000	8,700
8.25%, 11/01/2019(b)	2,043,000	1,848,915
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 10/01/2021	113,000	110,457
5.50%, 10/01/2024	150,000	142,500
		2,290,455

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Technology Hardware, Storage & Peripherals–0.09%
Seagate HDD Cayman, Sr. Unsec. Gtd. Global Bonds, 5.75%, 12/01/2034	$1,540,000	$931,700

Tobacco–0.55%
Philip Morris International Inc., Sr. Unsec. Global Notes, 2.90%, 11/15/2021	5,298,000	5,515,644

Trading Companies & Distributors–0.17%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Global Notes, 4.63%, 10/30/2020	689,000	703,641
5.00%, 10/01/2021	630,000	649,688
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/2020	200,000	193,000
United Rentals North America Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	130,000	124,475
Sr. Unsec. Gtd. Notes, 6.13%, 06/15/2023	60,000	61,800
		1,732,604

Trucking–0.16%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.13%, 06/01/2022(b)	92,000	86,250
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/2019	154,000	154,192
OPE KAG Finance Sub Inc., Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	175,000	170,625
Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.45%, 11/15/2021	1,145,000	1,154,312
		1,565,379

Wireless Telecommunication Services–0.90%
America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/2040	1,115,000	1,235,789
Bharti Airtel International Netherlands B.V. (India), Sr. Unsec. Gtd. Notes, 5.35%, 05/20/2024(b)	500,000	529,715
Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/2020(b)	1,835,000	2,002,598
Digicel Ltd. (Jamaica), Sr. Unsec. Notes, 6.00%, 04/15/2021(b)	200,000	173,000
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 5.00%, 03/15/2044	2,955,000	3,040,290
Sprint Communications Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/01/2020(b)	780,000	774,150
9.00%, 11/15/2018(b)	135,000	140,737
Turkcell Iletisim Hizmetleri A.S. (Turkey), Unsec. Notes, 5.75%, 10/15/2025(b)	580,000	556,365

	Principal Amount	Value
Wireless Telecommunication Services–(continued)
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Second Lien Notes, 7.38%, 04/23/2021(b)	$250,000	$230,000
Sr. Sec. Gtd. First Lien Notes, 4.75%, 07/15/2020(b)	300,000	292,515
		8,975,159
Total U.S. Dollar Denominated Bonds and Notes (Cost $517,690,349)		506,872,736

U.S. Government Sponsored Agency Mortgage-Backed Securities–26.22%
Collateralized Mortgage Obligations–0.42%
Fannie Mae REMICs, IO, 7.00%, 05/25/2033	15,800	4,152
6.00%, 07/25/2033	13,745	2,976
Ginnie Mae REMICs IO, 1.58%, 09/20/2064(f)	12,910,054	1,210,318
1.63%, 11/20/2064(f)	8,396,342	846,193
1.68%, 12/20/2064(f)	21,661,368	2,125,522
		4,189,161

Federal Deposit Insurance Co. (FDIC)–0.02%
Federal Deposit Insurance Co., Series 2010-S1, Class 1A, Structured Sale Gtd. Floating Rate Notes, 0.98%, 02/25/2048(b)(f)	146,574	146,607

Federal Home Loan Mortgage Corp. (FHLMC)–7.04%
Pass Through Ctfs.,
5.50%, 05/01/2016 to 07/01/2040	5,245,122	5,927,789
6.50%, 05/01/2016 to 09/01/2036	891,152	1,018,471
7.00%, 08/01/2016 to 10/01/2034	2,066,041	2,400,035
6.00%, 04/01/2017 to 02/01/2034	412,761	461,627
7.50%, 04/01/2017 to 05/01/2035	969,992	1,172,599
3.50%, 08/01/2026	1,325,457	1,414,375
8.50%, 08/01/2031	71,110	92,085
8.00%, 08/01/2032	59,948	74,431
5.00%, 07/01/2034 to 06/01/2040	4,765,577	5,301,713
4.50%, 06/01/2041	3,302,302	3,603,022
Pass Through Ctfs., ARM,
2.78%, 12/01/2036(f)	148,564	157,407
2.82%, 02/01/2037(f)	48,465	51,583
2.57%, 05/01/2037(f)	414,864	440,820
2.37%, 06/01/2043(f)	3,525,945	3,606,463
Pass Through Ctfs., TBA,
3.50%, 03/01/2046(g)	19,000,000	19,866,503
4.00%, 03/01/2046(g)	23,170,000	24,690,983
		70,279,906

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–12.98%
Pass Through Ctfs.,
6.50%, 05/01/2016 to 01/01/2037	$283,399	$328,918
7.00%, 01/01/2017 to 02/01/2034	765,846	872,666
6.00%, 05/01/2017 to 10/01/2039	73,111	81,036
5.00%, 03/01/2018 to 12/01/2039	1,308,451	1,449,149
5.50%, 11/01/2018 to 06/01/2040	2,124,988	2,400,513
7.50%, 03/01/2021 to 08/01/2037	1,082,660	1,310,687
8.00%, 08/01/2021 to 04/01/2033	122,277	150,987
9.50%, 04/01/2030	24,176	28,229
8.50%, 10/01/2032	106,949	136,079
3.00%, 08/01/2043	5,606,019	5,762,582
Pass Through Ctfs., ARM,
2.50%, 05/01/2035(f)	479,313	504,679
2.52%, 01/01/2037(f)	322,048	337,125
2.48%, 03/01/2038(f)	162,664	172,226
Pass Through Ctfs., TBA,
2.50%, 03/01/2031(g)	13,920,000	14,275,069
4.00%, 03/01/2046(g)	13,500,000	14,406,502
3.00%, 03/01/2031 to 03/01/2046(g)	31,340,000	32,324,718
3.50%, 03/01/2046(g)	31,750,000	33,267,145
4.50%, 03/01/2046(g)	20,000,000	21,724,564
		129,532,874

Government National Mortgage Association (GNMA)–5.76%
Pass Through Ctfs.,
7.50%, 06/15/2023 to 05/15/2032	28,573	31,062
9.00%, 09/15/2024 to 10/15/2024	17,627	17,717
8.50%, 02/15/2025	6,447	6,480
8.00%, 08/15/2025 to 09/15/2026	55,063	59,164
6.56%, 01/15/2027	147,648	169,501
7.00%, 04/15/2028 to 09/15/2032	338,759	391,903
6.00%, 11/15/2028 to 02/15/2033	96,693	110,583
6.50%, 01/15/2029 to 09/15/2034	210,703	242,327
5.50%, 06/15/2035	136,431	154,289
5.00%, 07/15/2035 to 08/15/2035	67,799	74,874
Pass Through Ctfs., ARM,
2.00%, 01/20/2025 to 05/20/2025(f)	64,254	66,322
3.00%, 06/20/2025(f)	8,271	8,595

	Principal Amount	Value
Government National Mortgage Association (GNMA)–(continued)
Pass Through Ctfs., TBA,
3.00%, 03/01/2046(g)	$14,360,000	$14,872,697
3.50%, 03/01/2046(g)	24,950,000	26,347,589
4.00%, 03/01/2046(g)	13,930,000	14,876,534
		57,429,637
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $260,260,421)		261,578,185

Asset-Backed Securities–21.61%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, Variable Rate Pass Through Ctfs. 2.65%, 02/25/2035(f)	1,416,556	1,399,833
Series 2005-1, Class 4A1, Variable Rate Pass Through Ctfs., 2.87%, 05/25/2035(f)	2,191,017	2,152,307
Atrium V Corp., Series 5A, Class B, Floating Rate Pass Through Ctfs., 1.31%, 07/20/2020(b)(f)	1,763,000	1,681,190
Banc of America Commercial Mortgage Trust, Series 2006-1, Class AJ, Variable Rate Pass Through Ctfs., 5.46%, 09/10/2045(f)	1,391,238	1,390,889
Series 2006-1, Class B, Variable Rate Pass Through Ctfs., 5.49%, 09/10/2045(f)	3,077,000	3,074,118
Series 2015-UBS7, Class AS, Pass Through Ctfs., 3.99%, 09/15/2048	4,394,000	4,608,398
Banc of America Mortgage Trust, Series 2005-12, Class A2, Floating Rate Pass Through Ctfs., 1.34%, 01/25/2036(f)	2,200,079	1,966,543
Barclays Bank Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, Floating Rate Pass Through Ctfs., 3.33%, 05/15/2032(b)(f)	3,730,000	3,487,441
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Variable Rate Pass Through Ctfs., 2.42%, 08/25/2033(f)	364,921	361,113
Series 2005-2, Class A1, Floating Rate Pass Through Ctfs., 3.09%, 03/25/2035(f)	3,254,959	3,245,936
Series 2006-1, Class A1, Floating Rate Pass Through Ctfs., 2.58%, 02/25/2036(f)	1,556,708	1,520,750
Bear Stearns ALT-A Trust, Series 2004-11, Class 2A3, Variable Rate Pass Through Ctfs., 2.60%, 11/25/2034(f)	3,615,346	3,500,424
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class B, Floating Rate Pass Through Ctfs., 2.18%, 08/15/2026(b)(f)	2,500,000	2,492,312

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Carlyle High Yield Partners VIII, Ltd., Series 2006-8A, Class B, Floating Rate Pass Through Ctfs., 1.00%, 05/21/2021(b)(f)	$700,000	$677,693
Series 2006-8A, Class A2B, Floating Rate Pass Through Ctfs., 0.96%, 05/21/2021(b)(f)	4,184,000	4,079,906
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, Floating Rate Pass Through Ctfs., 1.83%, 12/15/2027(b)(f)	1,132,001	1,129,417
Centurion CDO 9 Ltd. (Cayman Islands), Series 2005-9A, Class A2, Floating Rate Pass Through Ctfs., 1.05%, 07/17/2019(b)(f)	1,875,000	1,803,849
Series 2005-9X, Class A2, Floating Rate Pass Through Ctfs., 1.05%, 07/17/2019(f)	2,750,000	2,645,646
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class C, Variable Rate Pass Through Ctfs., 5.57%, 12/15/2047(b)(f)	5,000,000	5,211,273
Cifc Funding Ltd. (Cayman Islands), Series 2007-2A, Class B, Floating Rate Pass Through Ctfs., 1.37%, 04/15/2021(b)(f)	2,371,000	2,270,919
Citigroup Commercial Mortgage Trust, Series 2014-388G, Class C, Floating Rate Pass Through Ctfs., 1.83%, 06/15/2033(b)(f)	5,505,000	5,296,962
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB3, Class 2A, Floating Rate Pass Through Ctfs., 2.69%, 09/25/2034(f)	2,750,491	2,679,405
Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 2.36%, 08/25/2034(f)	1,364,424	1,282,464
COMM Mortgage Trust, Series 2015-CR25, Class B, Variable Rate Pass Through Ctfs., 4.55%, 08/10/2048(f)	4,367,000	4,396,515
Commercial Mortgage Trust, Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 1.48%, 06/08/2030(b)(f)	2,875,000	2,870,887
Countrywide Asset-Backed Ctfs., Series 2003-1, Class 3A, Floating Rate Pass Through Ctfs., 1.12%, 06/25/2033(f)	162,481	145,311
Countrywide Home Loans Mortgage Pass Through Trust, Series 2007-13, Class A10, Pass Through Ctfs., 6.00%, 08/25/2037	648,284	609,536
Credit Suisse Mortgage Trust, Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.75%, 09/26/2034(b)(f)	123,971	123,883
Eaton Vance CDO VII PLC (Ireland), Series 1-A, Class B2, Floating Rate Pass Through Ctfs., 1.02%, 03/25/2026(b)(f)	1,081,000	988,621

	Principal Amount	Value
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 2A1, Pass Through Ctfs., 5.00%, 11/25/2020	$227,713	$229,709
Series 2006-FA5, Class A3, Pass Through Ctfs., 6.25%, 08/25/2036	338,157	261,527
Foothill CLO Ltd. (Cayman Islands), Series 2007-1A, Class C, Floating Rate Pass Through Ctfs., 1.33%, 02/22/2021(b)(f)	1,531,000	1,510,365
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, Floating Rate Pass Through Ctfs., 3.19%, 04/19/2036(f)	1,558,475	1,406,739
GP Portfolio Trust, Series 2014-GPP, Class B, Floating Rate Pass Through Ctfs., 1.73%, 02/15/2027(b)(f)	5,000,000	4,876,421
Hamlet II Ltd. (Cayman Islands), Series 2006-2A, Class A2B, Floating Rate Pass Through Ctfs., 0.95%, 05/11/2021(b)(f)	5,000,000	4,822,661
Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1C, Floating Rate Pass Through Ctfs., 0.88%, 06/20/2035(f)	36,733	33,600
Hilton USA Trust, Series 2013-HLT, Class BFX, Pass Through Ctfs., 3.37%, 11/05/2030(b)	1,500,000	1,497,514
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class B, Floating Rate Pass Through Ctfs., 2.13%, 11/15/2029(b)(f)	3,998,000	3,927,605
ING Investment Management CLO II, Ltd. (Cayman Islands), Series 2006-2A, Class A2, Floating Rate Pass Through Ctfs., 0.96%, 08/01/2020(b)(f)	5,000,000	4,968,816
Series 2006-2A, Class B, Floating Rate Pass Through Ctfs., 1.02%, 08/01/2020(b)(f)	2,718,000	2,669,532
Inwood Park CDO Ltd. (Cayman Islands), Series 2006-1A, Class B, Floating Rate Pass Through Ctfs., 1.01%, 01/20/2021(b)(f)	3,888,000	3,710,329
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class B, Variable Rate Pass Through Ctfs., 3.81%, 12/15/2047(b)(f)	5,000,000	5,008,631
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class AJ, Variable Rate Pass Through Ctfs., 5.57%, 04/15/2043(f)	3,000,000	2,996,978
Series 2006-LDP8, Class AJ, Pass Through Ctfs., 5.48%, 05/15/2045	1,200,000	1,211,850
Series 2006-LDP9, Class A3, Pass Through Ctfs., 5.34%, 05/15/2047	831,444	844,792

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Core Plus Bond Fund

	Principal Amount	Value
JP Morgan Mortgage Trust, Series 2005-A3, Class 1A1, Variable Rate Pass Through Ctfs., 2.23%, 06/25/2035(f)	$1,432,308	$1,398,717
Series 2005-A3, Class 6A5, Variable Rate Pass Through Ctfs., 2.63%, 06/25/2035(f)	1,490,372	1,450,742
Series 2005-A5, Class 1A2, Floating Rate Pass Through Ctfs., 2.84%, 08/25/2035(f)	2,240,074	2,215,778
Series 2005-A6, Class 7A1, Floating Rate Pass Through Ctfs., 2.76%, 08/25/2035(f)	1,348,535	1,280,747
Series 2007-A4, Class 3A1, Floating Rate Pass Through Ctfs., 4.67%, 06/25/2037(f)	1,898,026	1,701,502
Katonah Ltd. (Cayman Islands), Series 2007-IA, Class A2L, Floating Rate Pass Through Ctfs., 2.12%, 04/23/2022(b)(f)	2,630,000	2,608,499
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM, Pass Through Ctfs., 5.38%, 11/15/2038	2,110,000	2,144,163
Series 2006-C7, Class A3, Pass Through Ctfs., 5.35%, 11/15/2038	300,000	303,854
Lehman Mortgage Trust, Series 2006-1, Class 3A5, Pass Through Ctfs., 5.50%, 02/25/2036	467,283	442,690
Luminent Mortgage Trust, Series 2005-1, Class A1, Floating Rate Pass Through Ctfs., 0.70%, 11/25/2035(f)	1,520,989	1,363,151
MAPS CLO Fund II Ltd. (Cayman Islands), Series 2007-2A, Class A2, Floating Rate Pass Through Ctfs., 1.07%, 07/20/2022(b)(f)	3,448,000	3,320,069
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, Floating Rate Pass Through Ctfs., 2.36%, 11/25/2035(f)	2,216,726	2,141,226
Series 2005-A5, Class A9, Floating Rate Pass Through Ctfs., 2.58%, 06/25/2035(f)	3,090,939	3,004,525
One Wall Street CLO II Ltd., Series 2007-2A, Class C, Floating Rate Pass Through Ctfs., 1.37%, 04/22/2019(b)(f)	5,419,000	5,311,318
PPM Grayhawk CLO, Ltd. (Cayman Islands), Series 2007-1A, Class A2B, Floating Rate Pass Through Ctfs., 0.92%, 04/18/2021(b)(f)	649,000	634,447
Provident Home Equity Loan Trust, Series 2000-2, Class A1, Floating Rate Pass Through Ctfs., 0.98%, 08/25/2031(f)	241,701	179,270
Residential Funding Mortgage Sec I Trust, Series 2005-S9, Class A10, Pass Through Ctfs., 6.25%, 12/25/2035	1,806,689	1,708,472

	Principal Amount	Value
Sequoia Mortgage Trust, Series 2013-3, Class A1, Pass Through Ctfs., 2.00%, 03/25/2043	$2,324,884	$2,223,860
Series 2013-4, Class A3, Pass Through Ctfs., 1.55%, 04/25/2043	2,130,723	2,074,287
Series 2013-7, Class A2, Pass Through Ctfs., 3.00%, 06/25/2043	1,984,597	1,990,295
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, Pass Through Ctfs., 3.75%, 07/25/2043(b)	3,380,833	3,497,051
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A, Pass Through Ctfs., 2.28%, 11/20/2025(b)	605,994	606,219
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class A2, Floating Rate Pass Through Ctfs., 0.98%, 05/25/2035(f)	41,645	35,503
Stone Tower CLO VII Ltd. (Cayman Islands), Series 2007-7A, Class A3, Floating Rate Pass Through Ctfs., 1.66%, 08/30/2021(b)(f)	1,509,000	1,477,742
Stoney Lane Funding I Corp., Series 2007-1A, Class A2, Floating Rate Pass Through Ctfs., 1.00%, 04/18/2022(b)(f)	2,013,000	1,896,096
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, Floating Rate Pass Through Ctfs., 2.62%, 09/25/2034(f)	2,556,326	2,526,960
Series 2004-16, Class 2A, Floating Rate Pass Through Ctfs., 2.62%, 11/25/2034(f)	3,351,253	3,300,731
Series 2004-16, Class 5A3, Variable Rate Pass Through Ctfs., 2.65%, 11/25/2034(f)	1,034,822	1,020,117
Series 2004-8, Class 3A, Floating Rate Pass Through Ctfs., 2.60%, 07/25/2034(f)	3,043,524	3,026,967
Series 2007-3, Class 4A2, Variable Rate Pass Through Ctfs., 4.61%, 04/25/2047(f)	972,759	688,325
Structured Asset Investment Loan Trust, Series 2003-BC12, Class 3A, Floating Rate Pass Through Ctfs., 1.18%, 11/25/2033(f)	12,792	12,448
Suntrust Alternative Loan Trust, Series 2005-1F, Class 2A8, Pass Through Ctfs., 6.00%, 12/25/2035	508,541	468,715
Symphony CLO II Ltd. (Cayman Islands), Series 2006-2A, Class A2B, Floating Rate Pass Through Ctfs., 0.97%, 10/25/2020(b)(f)	4,545,000	4,386,784
Series 2006-2A, Class A3, Floating Rate Pass Through Ctfs., 1.06%, 10/25/2020(b)(f)	2,882,000	2,700,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Thornburg Mortgage Securities Trust, Series 2003-6, Class A2, Floating Rate Pass Through Ctfs., 1.44%, 12/25/2033(f)	$1,231,402	$1,145,967
Series 2005-1, Class A3, Floating Rate Pass Through Ctfs., 2.44%, 04/25/2045(f)	2,537,070	2,502,704
Series 2005-2, Class A1, Floating Rate Pass Through Ctfs., 2.31%, 07/25/2045(f)	3,348,643	3,234,366
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class C, Variable Rate Pass Through Ctfs., 5.89%, 01/10/2045(b)(f)	4,500,000	4,858,138
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.30%, 10/15/2044(f)	184,641	184,484
Series 2006-C25, Class D, Variable Rate Pass Through Ctfs., 5.90%, 05/15/2043(f)	4,900,000	4,893,090
WaMu Mortgage, Series 2005-AR12, Class 1A8, Floating Rate Pass Through Ctfs., 2.43%, 10/25/2035(f)	1,911,733	1,812,300
WaMu Mortgage Pass Through Trust, Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.48%, 08/25/2033(f)	1,072,197	1,092,435
Series 2005-AR10, Class 1A3, Floating Rate Pass Through Ctfs., 2.49%, 09/25/2035(f)	479,645	460,819
Series 2007-HY2, Class 2A2, Variable Rate Pass Through Ctfs., 2.54%, 11/25/2036(f)	1,350,350	1,185,923
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class B, Floating Rate Pass Through Ctfs., 1.78%, 02/15/2027(b)(f)	2,500,000	2,412,090
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.74%, 07/25/2034(f)	834,944	832,422
Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.85%, 12/25/2034(f)	1,015,437	1,009,628
Series 2005-AR14, Class A1, Floating Rate Pass Through Ctfs., 2.74%, 08/25/2035(f)	904,912	890,746
Series 2005-AR2, Class 2A2, Floating Rate Pass Through Ctfs., 2.87%, 03/25/2035(f)	2,181,897	2,199,178
Series 2006-AR8, Class 1A3, Floating Rate Pass Through Ctfs., 2.76%, 04/25/2036(f)	2,538,469	2,507,744
Series 2007-7, Class A1, Pass Through Ctfs., 6.00%, 06/25/2037	1,408,544	1,353,265

	Principal Amount	Value
WFRBS Commercial Mortgage Trust, Series 2011-C5, Class B, Variable Rate Pass Through Ctfs., 5.64%, 11/15/2044(b)(f)	$5,000,000	$5,542,781
Series 2013-C15, Class B, Variable Rate Pass Through Ctfs., 4.48%, 08/15/2046(f)	3,800,000	3,922,113
Series 2013-C16, Class B, Variable Rate Pass Through Ctfs., 4.98%, 09/15/2046(f)	3,127,000	3,336,237
Total Asset-Backed Securities (Cost $216,550,127)		215,588,311

U.S. Treasury Securities–10.42%
U.S. Treasury Bills–0.52%(h)(i)
0.00%, 05/26/2016	490,000	489,637
0.07%, 05/26/2016	5,000	4,996
0.10%, 05/26/2016	105,000	104,922
0.23%, 05/26/2016	1,795,000	1,793,671
0.24%, 05/26/2016	100,000	99,926
0.25%, 05/26/2016	1,000,000	999,259
0.29%, 05/26/2016	1,720,000	1,718,726
		5,211,137

U.S. Treasury Notes–6.88%
1.13%, 02/28/2021	21,075,100	20,985,531
1.50%, 02/28/2023	7,308,400	7,300,507
1.63%, 02/15/2026	40,759,300	40,348,212
		68,634,250

U.S. Treasury Inflation — Indexed Bonds–0.46%
0.75%, 02/15/2045(j)	4,922,295	4,574,596

U.S. Treasury Bonds–2.56%
3.00%, 11/15/2045	23,621,800	25,532,690
Total U.S. Treasury Securities (Cost $103,505,215)		103,952,673

	Shares
Preferred Stocks–0.58%
Investment Banking & Brokerage–0.42%
Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	78,000	1,922,700
Morgan Stanley, Series F, 6.88% Pfd.	85,000	2,296,700
		4,219,400

Regional Banks–0.08%
PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	27,000	767,880

Reinsurance–0.08%
Reinsurance Group of America, Inc., 6.20% Unsec. Sub. Pfd.	30,000	825,600
Total Preferred Stocks (Cost $5,485,000)		5,812,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Core Plus Bond Fund

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–0.10%(k)
Asset Management & Custody Banks–0.01%
Alliance Automotive Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 6.25%, 12/01/2021(b)	EUR	100,000	$112,278

Food Retail–0.01%
Labeyrie Fine Foods S.A.S. (France), Sr. Sec. Gtd. First Lien Notes, 5.63%, 03/15/2021(b)	EUR	100,000	112,397

Hotels, Resorts & Cruise Lines–0.02%
Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/2017	GBP	100,000	143,047

Metal & Glass Containers–0.01%
SIG Combibloc Holding S.C.A. (Luxembourg), REGS, Sr. Unsec. Euro Bonds, 7.75%, 02/15/2023(b)	EUR	100,000	112,469

Movies & Entertainment–0.01%
Entertainment One Ltd. (Canada), Sr. Sec. Gtd. Bonds, 6.88%, 12/15/2022(b)	GBP	100,000	134,314

Multi-Sector Holdings–0.01%
Gala Electric Casinos PLC (United Kingdom), REGS, Sec. Gtd. Second Lien Euro Notes, 11.50%, 06/01/2019(b)	GBP	63,636	92,780

Other Diversified Financial Services–0.02%
Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 10.38%, 10/01/2019(b)	GBP	100,000	145,796

	Principal Amount		Value
Packaged Foods & Meats–0.01%
Moy Park (Bondco) PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.25%, 05/29/2021(b)	GBP	100,000	$135,114
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,075,278)			988,195

Municipal Obligations–0.13%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/2057		$500,000	610,470
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M); Series 2010, Class A, Taxable Build America RB, 6.66%, 04/01/2057		550,000	658,982
Total Municipal Obligations (Cost $1,050,000)			1,269,452

	Shares
Money Market Funds–11.90%
Liquid Assets Portfolio–Institutional Class, 0.42%(l)		59,354,957	59,354,957
Premier Portfolio–Institutional Class, 0.38%(l)		59,354,957	59,354,957
Total Money Market Funds (Cost $118,709,914)			118,709,914

Options Purchased-0.50%
(Cost $2,666,450)(m)			5,025,999
TOTAL INVESTMENTS–122.26% (Cost $1,226,992,754)			1,219,798,345
OTHER ASSETS LESS LIABILITIES–(22.26)%			(222,080,009)
NET ASSETS–100.00%			$997,718,336

Investment Abbreviations:

ARM	– Adjustable Rate Mortgage
Conv.	– Convertible
Ctfs.	– Certificates
Deb.	– Debentures
EUR	– Euro
GBP	– British Pound
Gtd.	– Guaranteed
IO	– Interest Only
Jr.	– Junior
Pfd.	– Preferred
PIK	– Payment in Kind
RB	– Revenue Bonds
REGS	– Regulation S
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
TBA	– To Be Announced
Unsec.	– Unsecured

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Core Plus Bond Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2016 was $238,472,856, which represented 23.90% of the Fund’s Net Assets.
(c)	Perpetual bond with no specified maturity date.
(d)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Alphabet Holding Co., Inc., Sr. Unsec. Global PIK Notes	7.75%	8.50%

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at February 29, 2016 represented less than 1% of the Fund’s Net Assets.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(g)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1J.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	All or a portion of the value was pledged and/or designated as collateral to cover margin requirements for open futures contracts and swap agreements. See Note 1I, Note 1P and Note 4.
(j)	Principal amount of security and interest payments are adjusted for inflation. See Note 1K.
(k)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(l)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 29, 2016.
(m)	The table below details options purchased:

Open Over-The-Counter Foreign Currency Options Purchased — Currency Risk
Description	Type of Contract	Counterparty	Expiration Date	Strike Price	Notional Value		Value
JPY versus KRW	Call	Deutsche Bank Securities Inc.	04/06/16	KRW 11.30	JPY	2,242,500,000	$1,000,615
USD versus CAD	Call	Morgan Stanley Capital Services LLC	03/07/16	CAD 1.44	USD	19,600,000	120
USD versus CNY	Call	Bank of America Merrill Lynch	04/22/16	CNY 6.70	USD	10,000,000	74,209
USD versus SGD	Call	Goldman Sachs International	03/16/16	SGD 1.44	USD	19,800,000	10,999
USD versus INR	Put	Bank of America Merrill Lynch	11/08/16	INR 66.82	USD	10,000,000	49,245
USD versus JPY	Put	Bank of America Merrill Lynch	06/13/16	JPY 120.30	USD	29,250,000	2,187,822
USD versus JPY	Put	Deutsche Bank Securities Inc.	06/13/16	JPY 120.30	USD	29,250,000	1,439,376
USD versus MXN	Put	Goldman Sachs International	08/10/16	MXN 21.00	USD	10,000,000	263,613
Total foreign currency options purchased — currency risk (Cost $2,666,450)							$5,025,999

Abbreviations:

CAD	– Canadian Dollar
CHF	– Swiss Franc
CNY	– Chinese Yuan
INR	– Indian Rupee
JPY	– Japanese Yen

KRW	– South Korean Won
MXN	– Singapore Dollar
SGD	– Singapore Dollar
USD	– U.S. Dollar

Portfolio Composition

By security type, based on Total Investments

as of February 29, 2016

U.S. Dollar Denominated Bonds and Notes	41.6%
U.S. Government Sponsored Agency Mortgage-Backed Securities	21.4
Asset-Backed Securities	17.7
U.S. Treasury Securities	8.5
Preferred Stocks	0.5
Municipal Obligations	0.1
Non-U.S. Dollar Denominated Bonds & Notes	0.1
Money Market Funds	9.7
Put Options Purchased	0.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Core Plus Bond Fund

Statement of Assets and Liabilities

February 29, 2016

(Unaudited)

Assets:
Investments, at value (Cost $1,108,282,840)	$1,101,088,431
Investments in affiliated money market funds, at value and cost	118,709,914
Total investments, at value (Cost $1,226,992,754)	1,219,798,345
Foreign currencies, at value (Cost $387,965)	382,499
Receivable for:
Investments sold	109,893,466
Fund shares sold	2,664,753
Dividends and interest	7,682,913
Principal paydowns	174,795
Swaps receivables — OTC	660
Premiums paid on swap agreements — OTC	116,832
Investment for trustee deferred compensation and retirement plans	100,101
Unrealized appreciation on forward foreign currency contracts outstanding	7,221,770
Other assets	89,070
Total assets	1,348,125,204

Liabilities:
Payable for:
Investments purchased	337,697,395
Fund shares reacquired	969,868
Options written, at value (premiums received $3,670,800)	4,423,467
Dividends	370,245
Swaps payable — OTC	25,565
Variation margin — futures	254,390
Variation margin — centrally cleared swap agreements	8,009
Accrued fees to affiliates	441,840
Accrued trustees’ and officers’ fees and benefits	3,960
Accrued other operating expenses	263,865
Trustee deferred compensation and retirement plans	115,313
Unrealized depreciation on forward foreign currency contracts outstanding	5,687,115
Unrealized depreciation on swap agreements — OTC	145,836
Total liabilities	350,406,868
Net assets applicable to shares outstanding	$997,718,336

Net assets consist of:
Shares of beneficial interest	$1,088,147,776
Undistributed net investment income	(3,868,453)
Undistributed net realized gain (loss)	(79,310,266)
Net unrealized appreciation (depreciation)	(7,250,721)
$997,718,336

Net Assets:
Class A	$549,691,204
Class B	$7,280,938
Class C	$79,906,381
Class R	$6,255,804
Class Y	$116,819,745
Class R5	$47,804
Class R6	$237,716,460

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	52,093,101
Class B	690,183
Class C	7,575,536
Class R	593,115
Class Y	11,063,107
Class R5	4,534
Class R6	22,543,513
Class A:
Net asset value per share	$10.55
Maximum offering price per share
(Net asset value of $10.55 ÷ 95.75%)	$11.02
Class B:
Net asset value and offering price per share	$10.55
Class C:
Net asset value and offering price per share	$10.55
Class R:
Net asset value and offering price per share	$10.55
Class Y:
Net asset value and offering price per share	$10.56
Class R5:
Net asset value and offering price per share	$10.54
Class R6:
Net asset value and offering price per share	$10.54

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Core Plus Bond Fund

Statement of Operations

For the six months ended February 29, 2016

(Unaudited)

Investment income:
Interest	$16,736,411
Dividends	170,635
Dividends from affiliated money market funds	126,840
Total investment income	17,033,886

Expenses:
Advisory fees	2,137,073
Administrative services fees	127,208
Custodian fees	16,798
Distribution fees:
Class A	652,706
Class B	39,252
Class C	347,339
Class R	14,548
Transfer agent fees — A, B, C, R and Y	663,023
Transfer agent fees — R5	120
Transfer agent fees — R6	124
Trustees’ and officers’ fees and benefits	19,871
Other	153,445
Total expenses	4,171,507
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(361,856)
Net expenses	3,809,651
Net investment income	13,224,235

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gain (loss) from securities sold to affiliates of $(206))	(463,441)
Foreign currencies	78,342
Forward foreign currency contracts	2,065,830
Futures contracts	(5,083,908)
Option contracts written	570,334
Swap agreements	1,044,052
(1,788,791)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(3,186,571)
Foreign currencies	(21,043)
Forward foreign currency contracts	984,612
Futures contracts	(650,066)
Option contracts written	(335,029)
Swap agreements	613,539
(2,594,558)
Net realized and unrealized gain (loss)	(4,383,349)
Net increase in net assets resulting from operations	$8,840,886

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Core Plus Bond Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	February 29, 2016	August 31, 2015
Operations:
Net investment income	$13,224,235	$23,362,873
Net realized gain (loss)	(1,788,791)	13,902,919
Change in net unrealized appreciation (depreciation)	(2,594,558)	(31,722,327)
Net increase in net assets resulting from operations	8,840,886	5,543,465

Distributions to shareholders from net investment income:
Class A	(8,700,544)	(14,917,587)
Class B	(101,488)	(298,682)
Class C	(895,653)	(1,472,780)
Class R	(89,790)	(179,006)
Class Y	(1,897,534)	(2,379,308)
Class R5	(5,158)	(33,725)
Class R6	(4,893,063)	(10,732,408)
Total distributions from net investment income	(16,583,230)	(30,013,496)

Share transactions–net:
Class A	58,552,521	174,061,422
Class B	(1,151,284)	(3,166,515)
Class C	15,255,317	28,719,763
Class R	454,512	2,433,288
Class Y	15,239,927	95,315,767
Class R5	(618,535)	(808,803)
Class R6	(35,059,900)	15,020,198
Net increase in net assets resulting from share transactions	52,672,558	311,575,120
Net increase in net assets	44,930,214	287,105,089

Net assets:
Beginning of period	952,788,122	665,683,033
End of period (includes undistributed net investment income of $(3,868,453) and $(509,458), respectively)	$997,718,336	$952,788,122

Notes to Financial Statements

February 29, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Core Plus Bond Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

25                         Invesco Core Plus Bond Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and

26                         Invesco Core Plus Bond Fund

are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.	Dollar Rolls and Forward Commitment Transactions — The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

27                         Invesco Core Plus Bond Fund

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

K.	Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.
L.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

M.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between Counterparties to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

N.	Call Options Written and Purchased — The Fund may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

O.

Put Options Written and Purchased — The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying

28                         Invesco Core Plus Bond Fund

instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations as Net realized gain from Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

P.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

29                         Invesco Core Plus Bond Fund

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of February 29, 2016 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Q.	Other Risks — The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
R.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
S.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.45%
Next $500 million	0.425%
Next $1.5 billion	0.40%
Next $2.5 billion	0.375%
Over $5 billion	0.35%

For the six months ended February 29, 2016, the effective advisory fees incurred by the Fund was 0.44%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.86%, 1.61%, 1.61%, 1.11%, 0.61%, 0.61% and 0.61%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without the approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed these expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 29, 2016, the Adviser waived advisory fees of $80,941 and reimbursed class level expenses of $205,128, $3,084, $27,290, $2,286 and $41,704 of Class A, Class B, Class C, Class R and Class Y shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

30                         Invesco Core Plus Bond Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 29, 2016, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2016, IDI advised the Fund that IDI retained $132,804 in front-end sales commissions from the sale of Class A shares and $12,853, $461 and $3,808 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$124,522,794	$—	$—	$124,522,794
U.S. Treasury Securities	—	103,952,673	—	103,952,673
Corporate Debt Securities	—	502,789,776	—	502,789,776
U.S. Government Sponsored Agency Securities	—	261,578,185	—	261,578,185
Asset-Backed Securities	—	215,588,311	—	215,588,311
Municipal Obligations	—	1,269,452	—	1,269,452
Foreign Debt Securities	—	988,195	—	988,195
Foreign Sovereign Debt Securities	—	4,082,960	—	4,082,960
Options Purchased	—	5,025,999	—	5,025,999
	124,522,794	1,095,275,551	—	1,219,798,345
Forward Foreign Currency Contracts*	—	1,534,655	—	1,534,655
Futures Contracts*	(841,749)	—	—	(841,749)
Options Written*	—	(4,423,467)	—	(4,423,467)
Swap Agreements*	—	11,488	—	11,488
Total Investments	$123,681,045	$1,092,398,227	$—	$1,216,079,272

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

31                         Invesco Core Plus Bond Fund

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 29, 2016:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Credit risk:
Swap agreements(a)	$—	$(145,836)
Currency risk:
Forward foreign currency contracts(b)	7,221,770	(5,687,115)
Options purchased(c)	5,025,999	—
Options written(d)	—	(4,423,467)
Interest rate risk:
Futures contracts(e)	247,314	(1,089,063)
Swap agreements(f)	157,324	—
Total	$12,652,407	$(11,345,481)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized depreciation on swap agreements — OTC.
(b)	Values are disclosed on the Statement of Assets and Liabilities under the captions Unrealized appreciation on forward foreign currency contracts outstanding and Unrealized depreciation on forward foreign currency contracts outstanding.
(c)	Options purchased are at value as reported in the Schedule of Investments.
(d)	Values are disclosed on the Statement of Assets and Liabilities under the caption Options written, at value.
(e)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.
(f)	Includes cumulative appreciation of centrally cleared swap agreements. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 29, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased(a)	Options Written	Swap Agreements
Realized Gain (Loss):
Commodity risk	$—	$—	$—	$—	$—
Credit risk	—	—	(106,920)	283,458	1,057,444
Currency risk	2,065,830	—	1,784,949	286,876	—
Equity risk	—	—	—	—	—
Interest rate risk	—	(5,083,908)	(1,930,829)	—	(13,392)
Change in Net Unrealized Appreciation (Depreciation):
Commodity risk	—	—	—	—	—
Credit risk	—	—	95,346	(97,734)	(71,648)
Currency risk	984,612	—	2,734,433	(237,295)	—
Equity risk	—	—	—	—	—
Interest rate risk	—	(650,066)	(278,489)	—	685,187
Total	$3,050,442	$(5,733,974)	$2,298,490	$235,305	$1,657,591

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of forward foreign currency contracts, futures contracts, options purchased, options written and swap agreements outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased	Options Written	Swap Agreements
Average notional value	$394,773,949	$192,694,736	$249,723,169	$56,472,080	$86,759,021

32                         Invesco Core Plus Bond Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/01/2016	Citigroup Global Markets Inc.	JPY	20,748,941	USD	183,240	$184,057	$(817)
03/01/2016	Citigroup Global Markets Inc.	USD	22,400,000	JPY	2,532,185,600	22,462,241	62,241
03/01/2016	Deutsche Bank Securities Inc.	JPY	1,006,327,347	USD	8,960,000	8,926,821	33,179
03/01/2016	Nomura Securities International, Inc.	JPY	1,505,109,312	USD	13,440,000	13,351,363	88,637
03/08/2016	Morgan Stanley Capital Services LLC	CAD	17,474,170	USD	12,401,367	12,916,599	(515,232)
03/08/2016	Morgan Stanley Capital Services LLC	USD	12,000,000	CAD	17,474,170	12,916,599	916,599
03/11/2016	Citigroup Global Markets Inc.	EUR	305,600	USD	337,072	332,534	4,538
03/11/2016	Deutsche Bank Securities Inc.	GBP	395,146	USD	595,126	550,010	45,116
03/11/2016	Deutsche Bank Securities Inc.	JPY	1,202,000,000	USD	10,293,346	10,666,582	(373,236)
03/11/2016	Deutsche Bank Securities Inc.	USD	10,000,000	JPY	1,202,000,000	10,666,582	666,582
03/11/2016	Goldman Sachs International	CAD	13,925,900	USD	10,000,000	10,293,792	(293,792)
03/11/2016	Goldman Sachs International	EUR	207,393	USD	223,197	225,672	(2,475)
03/11/2016	Goldman Sachs International	GBP	86,210	USD	129,264	119,997	9,267
03/11/2016	Goldman Sachs International	USD	10,041,700	CAD	13,925,900	10,293,792	252,092
03/11/2016	Goldman Sachs International	USD	216,751	EUR	200,000	217,627	876
03/11/2016	Goldman Sachs International	USD	57,047	GBP	38,315	53,332	(3,715)
03/14/2016	JPMorgan Chase Bank, N.A.	AUD	15,000,000	USD	10,578,150	10,698,774	(120,624)
03/14/2016	JPMorgan Chase Bank, N.A.	USD	10,631,625	AUD	15,000,000	10,698,774	67,149
03/16/2016	Deutsche Bank Securities Inc.	KRW	13,046,400,000	USD	10,800,000	10,533,891	266,109
03/16/2016	Deutsche Bank Securities Inc.	USD	10,800,000	JPY	1,216,954,800	10,801,322	1,322
03/18/2016	Barclays Bank PLC	JPY	1,231,000,200	USD	11,002,911	10,926,806	76,105
03/18/2016	Barclays Bank PLC	USD	10,800,000	JPY	1,231,000,200	10,926,806	126,806
03/22/2016	Goldman Sachs International	CAD	44,302,356	USD	32,400,000	32,747,693	(347,693)
03/22/2016	Goldman Sachs International	JPY	3,683,883,240	USD	32,489,430	32,704,409	(214,979)
03/22/2016	Goldman Sachs International	USD	32,475,455	CAD	44,302,356	32,747,693	272,238
03/22/2016	Goldman Sachs International	USD	32,400,000	JPY	3,683,883,240	32,704,409	304,409
03/29/2016	Nomura Securities International, Inc.	SGD	14,100,123	USD	10,000,000	10,023,208	(23,208)
03/29/2016	Nomura Securities International, Inc.	USD	10,000,000	EUR	9,095,622	9,903,013	(96,987)
03/31/2016	Deutsche Bank Securities Inc.	USD	10,750,000	GBP	7,691,812	10,707,222	(42,778)
04/01/2016	Deutsche Bank Securities Inc.	TWD	357,867,500	USD	10,750,000	10,721,808	28,192
04/04/2016	Deutsche Bank Securities Inc.	MXN	45,557,435	USD	2,651,000	2,505,409	145,591
04/04/2016	Deutsche Bank Securities Inc.	USD	2,685,378	MXN	45,557,435	2,505,409	(179,969)
04/15/2016	Deutsche Bank Securities Inc.	CNY	133,860,000	USD	20,000,000	20,342,950	(342,950)
04/15/2016	Deutsche Bank Securities Inc.	USD	20,000,000	CNY	133,840,000	20,339,910	339,910
05/05/2016	JPMorgan Chase Bank, N.A.	CNY	66,895,000	USD	10,000,000	10,141,555	(141,555)
05/09/2016	Goldman Sachs International	CAD	13,902,110	USD	10,000,000	10,277,016	(277,016)
05/09/2016	Goldman Sachs International	JPY	1,166,292,000	USD	10,496,733	10,367,937	128,796
05/09/2016	Goldman Sachs International	USD	10,057,449	CAD	13,902,110	10,277,016	219,567
05/09/2016	Goldman Sachs International	USD	10,000,000	JPY	1,166,292,000	10,367,937	367,937
05/10/2016	JPMorgan Chase Bank, N.A.	JPY	1,242,661,299	USD	10,944,035	11,047,180	(103,145)
05/10/2016	JPMorgan Chase Bank, N.A.	USD	10,963,835	CHF	10,627,026	10,681,277	(282,558)
05/10/2016	Nomura Securities International, Inc.	CHF	10,627,026	USD	10,700,000	10,681,277	18,723
05/10/2016	Nomura Securities International, Inc.	USD	10,700,000	JPY	1,242,661,299	11,047,180	347,180
06/13/2016	Deutsche Bank Securities Inc.	CNY	38,840,580	USD	6,084,051	5,863,749	220,302
06/13/2016	Deutsche Bank Securities Inc.	USD	6,120,000	CNY	38,840,580	5,863,749	(256,251)
06/15/2016	Deutsche Bank Securities Inc.	JPY	1,159,291,000	USD	9,800,000	10,319,214	(519,214)
06/15/2016	Deutsche Bank Securities Inc.	USD	24,214,820	JPY	2,813,931,625	25,047,690	832,870
06/15/2016	Merrill Lynch International	JPY	1,654,640,625	USD	13,750,000	14,728,476	(978,476)
07/19/2016	Citigroup Global Markets Inc.	JPY	2,392,938,810	USD	21,270,000	21,329,478	(59,478)
07/19/2016	Citigroup Global Markets Inc.	USD	21,336,640	JPY	2,392,938,810	21,329,478	(7,162)
07/19/2016	Deutsche Bank Securities Inc.	JPY	1,697,289,750	USD	14,625,000	15,128,805	(503,805)

33                         Invesco Core Plus Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
07/19/2016	Deutsche Bank Securities Inc.	USD	14,372,241	JPY	1,697,289,750	$15,128,805	$756,564
11/28/2016	Deutsche Bank Securities Inc.	USD	12,157,916	CNY	83,129,750	12,359,034	201,118
11/28/2016	Goldman Sachs International	USD	5,781,412	CNY	39,520,000	5,875,502	94,090
11/28/2016	JPMorgan Chase Bank, N.A.	CNY	122,649,750	USD	18,562,202	18,234,537	327,665
Total open forward foreign currency contracts — currency risk							$1,534,655

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 2 Year Treasury Notes	Long	201	June-2016	43,927,922	$(94,650)
U.S. 5 Year Treasury Notes	Long	304	June-2016	36,779,250	(63,856)
U.S. 10 Year Treasury Notes	Long	221	June-2016	28,843,953	(68,823)
U.S. Long Bond	Short	101	June-2016	(16,617,656)	78,666
U.S. Ultra Bond	Short	125	June-2016	(21,644,531)	168,648
Euro Bond	Short	221	March-2016	(33,698,256)	(861,734)
Total — interest rate risk					$(841,749)

Open Over-The-Counter Credit Default Swaptions Written — Credit Risk
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Floating Rate	Reference Entity	Expiration Date	Implied Credit Spread(a)	Premiums Received	Notional Value	Value	Unrealized Appreciation (Depreciation)
5 Year Credit Default Swap	Call	Goldman Sachs International	0.98%	Receive	Markit CDX North America High Yield Index, Series 25	03/16/2016	0.05%	(152,000)	20,000,000	$(265,146)	$(113,146)

(a)	Implied credit spreads represent the current level as of February 29, 2016 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Foreign Currency Options Written
Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
JPY versus KRW	Call	Deutsche Bank Securities Inc.	04/06/2016	KRW	11.30	$(265,627)	JPY	2,242,500,000	$(275,203)	$(9,576)
USD versus CNY	Call	Bank of America Merrill Lunch	04/22/2016	CNY	6.94	(81,850)	USD	10,000,000	(33,112)	48,738
USD versus CNY	Call	JPMorgan Chase Bank, N.A.	05/03/2016	CNY	6.90	(121,950)	USD	10,000,000	(44,728)	77,222
USD versus MXN	Call	Goldman Sachs International	08/10/2016	MXN	21.00	(162,410)	USD	10,000,000	(76,347)	86,063
USD versus JPY	Put	Deutsche Bank Securities Inc.	06/13/2016	JPY	120.30	(1,266,817)	USD	29,250,000	(2,187,822)	(921,005)
USD versus JPY	Put	Citigroup Global Markets Inc.	07/14/2016	JPY	116.50	(1,569,555)	USD	29,250,000	(1,507,339)	62,216
USD versus CNY	Put	Goldman Sachs International	03/24/2016	CNY	6.52	(50,591)	USD	10,000,000	(33,770)	16,821
Subtotal foreign currency options written — currency risk						$(3,518,800)			$(4,158,321)	$(639,521)
Total options written						$(3,670,800)			$(4,423,467)	$(752,667)

Currency Abbreviations:

AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
CNY	– Chinese Yuan
EUR	– Euro
GBP	– British Pound Sterling

MXN	– Mexican Peso
JPY	– Japanese Yen
KRW	– South Korean Won
SGD	– Singapore Dollar
TWD	– New Taiwan Dollar
USD	– U.S. Dollar

34                         Invesco Core Plus Bond Fund

Options Written Transactions
	Call Options
		Notional Value		Notional Value		Notional Value	Premiums Received
Beginning of Period	EUR	17,000,000	JPY	—	USD	28,500,000	$409,003
Written	EUR	—	JPY	2,242,500,000	USD	88,500,000	969,159
Closed	EUR	—	JPY	—	USD	(48,000,000)	(278,783)
Expired	EUR	(17,000,000)	JPY	—	USD	(19,000,000)	(315,542)
End of Period	EUR	—	JPY	2,242,500,000	USD	50,000,000	$783,837

Options Written Transactions
	Put Options
		Notional Value		Notional Value	Premiums Received
Beginning of Period	EUR	—	USD	9,000,000	$122,958
Written	EUR	9,000,000	USD	118,500,000	3,211,664
Closed	EUR	—	USD	(40,000,000)	(210,500)
Expired	EUR	(9,000,000)	USD	(19,000,000)	(237,159)
End of Period	EUR	—	USD	68,500,000	$2,886,963

Open Centrally Cleared Interest Rate Swap Agreements — Interest Rate Risk
Counterparty/ Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date		Notional Value	Unrealized Appreciation
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month AUD BBSW	2.11%	February-2019	AUD	144,300,000	$157,324

Abbreviations:

AUD	– Australian Dollar
BBSW	– Bank Bill Swap Benchmark Rate
EUR	– Euro

JPY	– Japanese Yen
USD	– U.S. Dollar

Open Over-The-Counter Credit Default Swap Agreements — Credit Risk
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America Merrill Lynch	Citigroup Inc.	Buy	(1.00)%	06/20/2017	0.60%	$(5,500,000)	$116,832	$(145,836)

(a)	Implied credit spreads represent the current level as of February 29, 2016, at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

35                         Invesco Core Plus Bond Fund

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on the Fund’s financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of February 29, 2016

Counterparty	Gross amounts of Recognized Assets	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount
		Financial Instruments	Collateral Received
			Non-Cash	Cash
Barclays Bank PLC(a)	$202,911	$—	$—	$—	$202,911
Citigroup Global Markets Inc.(a)	66,779	(66,779)	—	—	—
Deutsche Bank Securities Inc.(a)	3,536,855	(2,218,203)	—	—	1,318,652
Goldman Sachs International(a)	1,649,272	(1,139,670)	—	—	509,602
JPMorgan Chase Bank, N.A.(a)	394,814	(394,814)	—	—	—
Morgan Stanley Capital Services LLC(a)	916,599	(515,232)	—	—	401,367
Nomura Securities International, Inc.(a)	454,540	(120,195)	—	—	334,345
Bank of America Merrill Lynch(b)	2,311,276	(33,112)	—	—	2,278,164
Deutsche Bank Securities Inc.(b)	2,439,991	(2,439,991)	—	—	—
Goldman Sachs International(b)	274,612	(274,612)	—	—	—
Morgan Stanley Capital Services LLC(b)	120	—	—	—	120
Bank of America Merrill Lynch(c)	117,492	(117,492)	—	—	—
Credit Suisse Securities (USA) LLC(d)	157,324	—	—	—	157,324
Total	$12,522,585	$(7,320,100)	$—	$—	$5,202,485

Counterparty	Gross amounts of Recognized Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount
		Financial Instruments	Collateral Pledged
			Non-Cash	Cash
Citigroup Global Markets Inc.(a)	$67,457	$(66,779)	$—	$—	$678
Deutsche Bank Securities Inc.(a)	2,218,203	(2,218,203)	—	—	—
Goldman Sachs International(a)	1,139,670	(1,139,670)	—	—	—
JPMorgan Chase Bank, N.A.(a)	647,882	(394,814)	—	—	253,068
Merrill Lynch International(a)	978,476	—	—	—	978,476
Morgan Stanley Capital Services LLC(a)	515,232	(515,232)	—	—	—
Nomura Securities International, Inc.(a)	120,195	(120,195)	—	—	—
Bank of America Merrill Lynch(b)	33,112	(33,112)	—	—	—
Citigroup Global Markets Inc. (b)	1,507,339	—	—	—	1,507,339
Deutsche Bank Securities Inc. (b)	2,463,025	(2,439,991)	—	—	23,034
Goldman Sachs International (b)	375,263	(274,612)	—	—	100,651
JPMorgan Chase Bank, N.A. (b)	44,728	—	—	—	44,728
Bank of America Merrill Lynch(c)	170,739	(117,492)	(53,247)	—	—
Credit Suisse Securities (USA) LLC(c)	662	(662)	—	—	—
Total	$10,281,983	$(7,320,762)	$(53,247)	$—	$2,907,974

(a)	Forward foreign currency contracts Counterparty.
(b)	Options contracts at value — OTC Counterparty.
(c)	Swap agreements — OTC Counterparty.
(d)	Swap agreements — centrally cleared Counterparty. Includes cumulative appreciation (depreciation).

36                         Invesco Core Plus Bond Fund

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 29, 2016, the Fund engaged in securities purchases of $6,865,588 and securities sales of $319,084, which resulted in net realized gain (loss) of $(206).

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,423.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2015, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2016	$76,820,639	$—	$76,820,639

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

37                         Invesco Core Plus Bond Fund

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2016 was $1,955,906,156 and $1,874,012,741, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $692,699,645 and $704,055,139, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$17,917,544
Aggregate unrealized (depreciation) of investment securities	(26,027,856)
Net unrealized appreciation (depreciation) of investment securities	$(8,110,312)

Cost of investments for tax purposes is $1,227,908,657.

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	11,103,571	$117,499,515	22,794,656	$247,856,089
Class B	34,634	366,364	97,108	1,055,710
Class C	2,487,622	26,283,381	4,218,004	45,900,723
Class R	116,455	1,233,554	434,461	4,705,542
Class Y	4,488,058	47,456,027	10,907,806	118,966,984
Class R5	137	1,456	29,743	317,612
Class R6	2,237,396	23,653,746	2,716,835	29,628,889

Issued as reinvestment of dividends:
Class A	724,496	7,665,409	1,361,980	14,812,636
Class B	7,971	84,341	25,983	282,808
Class C	73,040	772,544	132,476	1,439,880
Class R	8,287	87,654	16,338	177,776
Class Y	102,350	1,083,717	155,336	1,687,568
Class R5	398	4,220	2,906	31,585
Class R6	462,720	4,893,063	987,288	10,732,408

Automatic conversion of Class B shares to Class A shares:
Class A	87,522	926,899	196,567	2,136,815
Class B	(87,537)	(926,899)	(196,584)	(2,136,815)

Reacquired:
Class A	(6,389,724)	(67,539,302)	(8,351,410)	(90,744,118)
Class B	(63,789)	(675,090)	(218,008)	(2,368,218)
Class C	(1,114,793)	(11,800,608)	(1,716,630)	(18,620,840)
Class R	(81,827)	(866,696)	(226,273)	(2,450,030)
Class Y	(3,147,837)	(33,299,817)	(2,330,560)	(25,338,785)
Class R5	(58,816)	(624,211)	(106,862)	(1,158,000)
Class R6	(6,034,245)	(63,606,709)	(2,325,168)	(25,341,099)
Net increase in share activity	4,956,089	$52,672,558	28,605,992	$311,575,120

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 20% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.

38                         Invesco Core Plus Bond Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/29/16	$10.63	$0.14	$(0.04)	$0.10	$(0.18)	$—	$(0.18)	$10.55	0.91%	$549,691	0.84	%(d)	0.94	%(d)	2.65	%(d)	248%
Year ended 08/31/15	10.92	0.30	(0.20)	0.10	(0.39)	—	(0.39)	10.63	0.91	495,226	0.84		0.97		2.78		537
Year ended 08/31/14	10.41	0.39	0.58	0.97	(0.46)	—	(0.46)	10.92	9.44	333,641	0.81		1.03		3.62		398
Year ended 08/31/13	10.95	0.31	(0.51)	(0.20)	(0.34)	—	(0.34)	10.41	(1.92)	324,537	0.73		0.99		2.86		252
Year ended 08/31/12	10.60	0.37	0.44	0.81	(0.44)	(0.02)	(0.46)	10.95	7.86	295,311	0.74		1.01		3.44		297
Year ended 08/31/11	10.75	0.35	(0.03)	0.32	(0.32)	(0.15)	(0.47)	10.60	3.10	225,417	0.75		1.20		3.27		138
Class B
Six months ended 02/29/16	10.63	0.10	(0.04)	0.06	(0.14)	—	(0.14)	10.55	0.53	7,281	1.59	(d)	1.69	(d)	1.90	(d)	248
Year ended 08/31/15	10.91	0.22	(0.19)	0.03	(0.31)	—	(0.31)	10.63	0.25	8,494	1.59		1.72		2.03		537
Year ended 08/31/14	10.41	0.31	0.57	0.88	(0.38)	—	(0.38)	10.91	8.53	11,899	1.56		1.78		2.87		398
Year ended 08/31/13	10.95	0.23	(0.51)	(0.28)	(0.26)	—	(0.26)	10.41	(2.66)	15,876	1.48		1.74		2.11		252
Year ended 08/31/12	10.60	0.29	0.44	0.73	(0.36)	(0.02)	(0.38)	10.95	7.06	22,465	1.49		1.76		2.69		297
Year ended 08/31/11	10.74	0.27	(0.02)	0.25	(0.24)	(0.15)	(0.39)	10.60	2.43	24,401	1.50		1.95		2.52		138
Class C
Six months ended 02/29/16	10.63	0.10	(0.04)	0.06	(0.14)	—	(0.14)	10.55	0.53	79,906	1.59	(d)	1.69	(d)	1.90	(d)	248
Year ended 08/31/15	10.91	0.22	(0.19)	0.03	(0.31)	—	(0.31)	10.63	0.25	65,160	1.59		1.72		2.03		537
Year ended 08/31/14	10.41	0.31	0.57	0.88	(0.38)	—	(0.38)	10.91	8.53	38,142	1.56		1.78		2.87		398
Year ended 08/31/13	10.94	0.23	(0.50)	(0.27)	(0.26)	—	(0.26)	10.41	(2.56)	35,770	1.48		1.74		2.11		252
Year ended 08/31/12	10.60	0.29	0.44	0.73	(0.37)	(0.02)	(0.39)	10.94	6.96	37,950	1.49		1.76		2.69		297
Year ended 08/31/11	10.74	0.27	(0.02)	0.25	(0.24)	(0.15)	(0.39)	10.60	2.43	33,476	1.50		1.95		2.52		138
Class R
Six months ended 02/29/16	10.63	0.13	(0.05)	0.08	(0.16)	—	(0.16)	10.55	0.78	6,256	1.09	(d)	1.19	(d)	2.40	(d)	248
Year ended 08/31/15	10.91	0.27	(0.19)	0.08	(0.36)	—	(0.36)	10.63	0.75	5,848	1.09		1.22		2.53		537
Year ended 08/31/14	10.41	0.36	0.57	0.93	(0.43)	—	(0.43)	10.91	9.07	3,554	1.06		1.28		3.37		398
Year ended 08/31/13	10.95	0.28	(0.51)	(0.23)	(0.31)	—	(0.31)	10.41	(2.16)	2,820	0.98		1.24		2.61		252
Year ended 08/31/12	10.60	0.34	0.44	0.78	(0.41)	(0.02)	(0.43)	10.95	7.59	3,313	0.99		1.26		3.19		297
Year ended 08/31/11	10.74	0.32	(0.02)	0.30	(0.29)	(0.15)	(0.44)	10.60	2.94	2,301	1.00		1.45		3.02		138
Class Y
Six months ended 02/29/16	10.64	0.15	(0.04)	0.11	(0.19)	—	(0.19)	10.56	1.03	116,820	0.59	(d)	0.69	(d)	2.90	(d)	248
Year ended 08/31/15	10.92	0.33	(0.19)	0.14	(0.42)	—	(0.42)	10.64	1.25	102,380	0.59		0.72		3.03		537
Year ended 08/31/14	10.42	0.42	0.56	0.98	(0.48)	—	(0.48)	10.92	9.61	9,699	0.56		0.78		3.87		398
Year ended 08/31/13	10.95	0.34	(0.50)	(0.16)	(0.37)	—	(0.37)	10.42	(1.58)	1,456	0.48		0.74		3.11		252
Year ended 08/31/12	10.60	0.39	0.45	0.84	(0.47)	(0.02)	(0.49)	10.95	8.12	5,753	0.49		0.76		3.69		297
Year ended 08/31/11	10.74	0.37	(0.01)	0.36	(0.35)	(0.15)	(0.50)	10.60	3.46	5,234	0.50		0.95		3.52		138
Class R5
Six months ended 02/29/16	10.63	0.15	(0.05)	0.10	(0.19)	—	(0.19)	10.54	0.95	48	0.57	(d)	0.59	(d)	2.92	(d)	248
Year ended 08/31/15	10.91	0.33	(0.19)	0.14	(0.42)	—	(0.42)	10.63	1.25	668	0.59		0.60		3.03		537
Year ended 08/31/14	10.40	0.41	0.58	0.99	(0.48)	—	(0.48)	10.91	9.72	1,495	0.56		0.60		3.87		398
Year ended 08/31/13	10.94	0.34	(0.51)	(0.17)	(0.37)	—	(0.37)	10.40	(1.68)	1,960	0.48		0.56		3.11		252
Year ended 08/31/12	10.60	0.39	0.44	0.83	(0.47)	(0.02)	(0.49)	10.94	8.03	169,474	0.49		0.56		3.69		297
Year ended 08/31/11	10.74	0.37	(0.01)	0.36	(0.35)	(0.15)	(0.50)	10.60	3.46	166,656	0.50		0.66		3.52		138
Class R6
Six months ended 02/29/16	10.63	0.15	(0.05)	0.10	(0.19)	—	(0.19)	10.54	0.99	237,716	0.48	(d)	0.50	(d)	3.01	(d)	248
Year ended 08/31/15	10.91	0.34	(0.19)	0.15	(0.43)	—	(0.43)	10.63	1.32	275,013	0.52		0.53		3.10		537
Year ended 08/31/14	10.41	0.42	0.56	0.98	(0.48)	—	(0.48)	10.91	9.64	267,254	0.54		0.56		3.89		398
Year ended 08/31/13(e)	10.97	0.32	(0.54)	(0.22)	(0.34)	—	(0.34)	10.41	(2.07)	185,513	0.48	(f)	0.54	(f)	3.11	(f)	252

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended August 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $390,261,951 and sold of $29,803,473 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Core Bond Fund and Invesco Van Kampen Core Plus Fixed Income Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $525,034, $7,893, $69,850, $5,851, $106,744, $289 and $266,135 for Class A, Class B, Class C, Class R, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of September 24, 2012 for Class R6 shares.
(f)	Annualized.

39                         Invesco Core Plus Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2015 through February 29, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/29/16)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,009.10	$4.20	$1,020.69	$4.22	0.84%
B	1,000.00	1,005.30	7.93	1,016.96	7.97	1.59
C	1,000.00	1,005.30	7.93	1,016.96	7.97	1.59
R	1,000.00	1,007.80	5.44	1,019.44	5.47	1.09
Y	1,000.00	1,010.30	2.95	1,021.93	2.97	0.59
R5	1,000.00	1,009.50	2.85	1,022.03	2.87	0.57
R6	1,000.00	1,009.90	2.40	1,022.48	2.41	0.48

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2015 through February 29, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

40                         Invesco Core Plus Bond Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                     CPB-SAR-1         Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 29, 2016
Invesco Equally-Weighted S&P 500 Fund
Nasdaq:
A: VADAX ¡ B: VADBX ¡ C: VADCX ¡ R: VADRX ¡ Y: VADDX ¡ R6: VADFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
14	Financial Statements
16	Notes to Financial Statements
23	Financial Highlights
24	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/15 to 2/29/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-3.21%
Class B Shares	-3.57
Class C Shares	-3.57
Class R Shares	-3.34
Class Y Shares	-3.08
Class R6 Shares	-3.03
S&P 500 Index▼ (Broad Market Index)	-0.92
S&P 500 Equal Weight Index▼ (Style-Specific Index)	-2.96
Lipper Multi-Cap Core Funds Index¡ (Peer Group Index)	-4.63

Source(s): ▼FactSet Research Systems Inc.; ¡Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The S&P 500® Equal Weight Index is the equally weighted version of the S&P 500 Index.

    The Lipper Multi-Cap Core Funds Index is an unmanaged index considered representative of multi-cap core funds tracked by Lipper.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                      Invesco Equally-Weighted S&P 500 Fund

Average Annual Total Returns
As of 2/29/16, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	7.52%
10 Years	6.25
5 Years	8.09
1 Year	-14.61

Class B Shares
Inception (12/1/87)	10.63%
10 Years	6.20
5 Years	8.22
1 Year	-14.71

Class C Shares
Inception (7/28/97)	7.06%
10 Years	6.06
5 Years	8.51
1 Year	-11.18

Class R Shares
Inception (3/31/08)	8.21%
5 Years	9.05
1 Year	-9.87

Class Y Shares
Inception (7/28/97)	8.11%
10 Years	7.11
5 Years	9.59
1 Year	-9.43

Class R6 Shares
10 Years	6.97%
5 Years	9.58
1 Year	-9.29

Average Annual Total Returns
As of 12/31/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	7.87%
10 Years	7.19
5 Years	10.46
1 Year	-8.08

Class B Shares
Inception (12/1/87)	10.88%
10 Years	7.15
5 Years	10.62
1 Year	-8.17

Class C Shares
Inception (7/28/97)	7.40%
10 Years	7.00
5 Years	10.89
1 Year	-4.41

Class R Shares
Inception (3/31/08)	9.07%
5 Years	11.43
1 Year	-2.97

Class Y Shares
Inception (7/28/97)	8.46%
10 Years	8.07
5 Years	12.00
1 Year	-2.49

Class R6 Shares
10 Years	7.92%
5 Years	11.97
1 Year	-2.37

Effective June 1, 2010, Class A, Class B, Class C, Class R, Class W and Class I shares of the predecessor fund, Morgan Stanley Equally-Weighted S&P 500 Fund, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C, Class R, Class A and Class Y shares, respectively, of Invesco Equally-Weighted S&P 500 Fund. Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Equally-Weighted S&P 500 Fund. Share Class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R6 shares was 0.54%, 1.29%, 1.29%, 0.79%, 0.29% and 0.16%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Equally-Weighted S&P 500 Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    On our website, invesco.com/us, you can access timely information about your Fund, as well as access your account. Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                      Invesco Equally-Weighted S&P 500 Fund

Schedule of Investments(a)

February 29, 2016

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.36%
Advertising–0.41%
Interpublic Group of Cos., Inc. (The)	423,754	$9,064,098
Omnicom Group Inc.	127,868	9,949,409
		19,013,507

Aerospace & Defense–1.99%
Boeing Co. (The)	65,604	7,753,081
General Dynamics Corp.	68,831	9,379,600
Honeywell International Inc.	96,587	9,789,093
L-3 Communications Holdings, Inc.	79,555	9,332,597
Lockheed Martin Corp.	43,682	9,426,139
Northrop Grumman Corp.	51,004	9,803,989
Raytheon Co.	75,180	9,311,043
Rockwell Collins, Inc.	106,222	9,301,861
Textron Inc.	232,203	7,929,732
United Technologies Corp.	101,691	9,825,384
		91,852,519

Agricultural & Farm Machinery–0.21%
Deere & Co.	122,963	9,859,173

Agricultural Products–0.21%
Archer-Daniels-Midland Co.	277,260	9,693,010

Air Freight & Logistics–0.83%
C.H. Robinson Worldwide, Inc.	153,029	10,686,015
Expeditors International of Washington, Inc.	203,601	9,320,854
FedEx Corp.	65,768	9,002,324
United Parcel Service, Inc.–Class B	97,350	9,399,142
		38,408,335

Airlines–0.81%
American Airlines Group Inc.	225,417	9,242,097
Delta Air Lines, Inc.	192,529	9,287,599
Southwest Airlines Co.	218,513	9,166,620
United Continental Holdings Inc.(b)	166,365	9,526,060
		37,222,376

Alternative Carriers–0.19%
Level 3 Communications, Inc.(b)	184,158	8,940,871

Aluminum–0.21%
Alcoa Inc.	1,070,866	9,562,833

Apparel Retail–1.07%
Gap, Inc. (The)	364,077	10,066,729
L Brands, Inc.	98,258	8,331,296
Ross Stores, Inc.	177,144	9,739,377
TJX Cos., Inc. (The)	134,465	9,963,856
Urban Outfitters, Inc.(b)	418,151	11,076,820
		49,178,078

	Shares	Value
Apparel, Accessories & Luxury Goods–1.55%
Coach, Inc.	312,305	$12,161,157
Hanesbrands, Inc.	321,622	9,163,011
Michael Kors Holdings Ltd.(b)	234,905	13,307,368
PVH Corp.	124,561	9,859,003
Ralph Lauren Corp.	83,977	7,621,752
Under Armour, Inc.–Class A(b)	114,919	9,617,571
VF Corp.	153,500	9,994,385
		71,724,247

Application Software–0.95%
Adobe Systems Inc.(b)	103,782	8,837,037
Autodesk, Inc.(b)	155,284	8,034,394
Citrix Systems, Inc.(b)	126,370	8,928,041
Intuit Inc.	98,707	9,539,045
salesforce.com, inc.(b)	123,427	8,362,179
		43,700,696

Asset Management & Custody Banks–1.80%
Affiliated Managers Group, Inc.(b)	62,109	8,613,897
Ameriprise Financial, Inc.	90,231	7,574,893
Bank of New York Mellon Corp. (The)	232,716	8,235,819
BlackRock, Inc.	29,393	9,169,440
Franklin Resources, Inc.	262,240	9,401,304
Invesco Ltd.(c)	301,968	8,074,624
Legg Mason, Inc.	239,230	6,832,409
Northern Trust Corp.	135,328	8,035,777
State Street Corp.	143,494	7,860,601
T. Rowe Price Group Inc.	134,009	9,261,362
		83,060,126

Auto Parts & Equipment–0.52%
BorgWarner, Inc.	238,269	7,786,631
Delphi Automotive PLC (United Kingdom)	115,704	7,715,143
Johnson Controls, Inc.	236,134	8,609,445
		24,111,219

Automobile Manufacturers–0.36%
Ford Motor Co.	695,591	8,701,844
General Motors Co.	274,612	8,084,577
		16,786,421

Automotive Retail–0.97%
Advance Auto Parts, Inc.	63,740	9,461,566
AutoNation, Inc.(b)	154,929	7,974,196
AutoZone, Inc.(b)	12,551	9,721,628
CarMax, Inc.(b)	165,063	7,635,814
O’Reilly Automotive, Inc.(b)	38,114	9,921,836
		44,715,040

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Biotechnology–1.62%
AbbVie Inc.	175,570	$9,587,878
Alexion Pharmaceuticals, Inc.(b)	50,450	7,103,360
Amgen Inc.	61,152	8,700,707
Baxalta Inc.	256,151	9,866,936
Biogen Inc.(b)	33,471	8,683,047
Celgene Corp.(b)	87,558	8,828,473
Gilead Sciences, Inc.	94,849	8,275,575
Regeneron Pharmaceuticals, Inc.(b)	17,750	6,816,355
Vertex Pharmaceuticals Inc.(b)	80,651	6,894,854
		74,757,185

Brewers–0.19%
Molson Coors Brewing Co.–Class B	102,371	8,729,175

Broadcasting–0.83%
CBS Corp.–Class B	202,558	9,799,756
Discovery Communications, Inc.–Class A(b)	130,505	3,262,625
Discovery Communications, Inc.–Class C(b)	225,367	5,555,297
Scripps Networks Interactive Inc.–Class A	173,706	10,290,343
TEGNA Inc.	372,804	9,185,891
		38,093,912

Building Products–0.40%
Allegion PLC	146,893	9,254,259
Masco Corp.	327,619	9,238,856
		18,493,115

Cable & Satellite–0.64%
Cablevision Systems Corp.–Class A	314,792	10,240,184
Comcast Corp.–Class A	163,668	9,448,554
Time Warner Cable Inc.	52,563	10,032,174
		29,720,912

Casinos & Gaming–0.27%
Wynn Resorts Ltd.	150,290	12,395,919

Coal & Consumable Fuels–0.25%
CONSOL Energy Inc.	1,357,349	11,713,922

Commodity Chemicals–0.19%
LyondellBasell Industries N.V.–Class A	110,864	8,892,401

Communications Equipment–1.22%
Cisco Systems, Inc.	362,686	9,495,119
F5 Networks, Inc.(b)	97,250	9,352,533
Harris Corp.	115,157	8,984,549
Juniper Networks, Inc.	331,511	8,188,322
Motorola Solutions, Inc.	138,286	10,162,638
QUALCOMM, Inc.	199,912	10,153,530
		56,336,691

Computer & Electronics Retail–0.43%
Best Buy Co., Inc.	318,491	10,315,923
GameStop Corp.–Class A	316,261	9,747,164
		20,063,087

	Shares	Value
Construction & Engineering–0.61%
Fluor Corp.	210,794	$9,704,956
Jacobs Engineering Group, Inc.(b)	226,602	8,758,167
Quanta Services, Inc.(b)	478,460	9,707,953
		28,171,076

Construction Machinery & Heavy Trucks–0.67%
Caterpillar Inc.	145,007	9,816,974
Cummins Inc.	108,295	10,566,343
PACCAR Inc.	200,800	10,341,200
		30,724,517

Construction Materials–0.42%
Martin Marietta Materials, Inc.	66,773	9,523,165
Vulcan Materials Co.	100,634	9,915,468
		19,438,633

Consumer Electronics–0.41%
Garmin Ltd.	267,640	10,842,096
Harman International Industries, Inc.	103,816	7,960,611
		18,802,707

Consumer Finance–0.90%
American Express Co.	137,784	7,658,034
Capital One Financial Corp.	128,771	8,464,118
Discover Financial Services	179,864	8,349,287
Navient Corp.	768,248	8,320,126
Synchrony Financial(b)	316,578	8,531,777
		41,323,342

Data Processing & Outsourced Services–2.16%
Alliance Data Systems Corp.(b)	35,389	7,436,291
Automatic Data Processing, Inc.	113,858	9,642,634
Fidelity National Information Services, Inc.	155,030	9,030,497
Fiserv, Inc.(b)	103,420	9,890,055
MasterCard, Inc.–Class A	100,050	8,696,346
Paychex, Inc.	181,585	9,331,653
PayPal Holdings, Inc.(b)	273,504	10,431,443
Total System Services, Inc.	176,550	7,694,049
Visa Inc.–Class A	124,659	9,024,065
Western Union Co. (The)	519,029	9,477,469
Xerox Corp.	945,007	9,081,517
		99,736,019

Department Stores–0.64%
Kohl’s Corp.	205,186	9,576,030
Macy’s, Inc.	258,103	11,152,631
Nordstrom, Inc.	171,168	8,784,342
		29,513,003

Distillers & Vintners–0.41%
Brown-Forman Corp.–Class B	94,839	9,338,796
Constellation Brands, Inc.–Class A	68,602	9,702,381
		19,041,177

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Distributors–0.22%
Genuine Parts Co.	111,293	$10,033,064

Diversified Banks–1.03%
Bank of America Corp.	567,116	7,100,292
Citigroup Inc.	185,635	7,211,920
Comerica Inc.	227,199	7,674,782
JPMorgan Chase & Co.	148,085	8,337,186
U.S. Bancorp	224,723	8,656,330
Wells Fargo & Co.	177,974	8,350,540
		47,331,050

Diversified Chemicals–0.56%
Dow Chemical Co. (The)	177,774	8,641,594
E. I. du Pont de Nemours and Co.	134,694	8,198,824
Eastman Chemical Co.	140,623	9,020,965
		25,861,383

Diversified Metals & Mining–0.23%
Freeport-McMoRan Inc.	1,375,053	10,491,654

Diversified Support Services–0.19%
Cintas Corp.	105,537	8,864,053

Drug Retail–0.41%
CVS Health Corp.	101,756	9,887,631
Walgreens Boots Alliance, Inc.	116,115	9,166,118
		19,053,749

Electric Utilities–2.97%
American Electric Power Co., Inc.	173,897	10,738,140
Duke Energy Corp.	139,856	10,388,504
Edison International	160,186	10,918,278
Entergy Corp.	144,499	10,434,273
Eversource Energy	193,985	10,533,386
Exelon Corp.	365,762	11,517,845
FirstEnergy Corp.	301,584	10,094,017
NextEra Energy, Inc.	97,400	10,988,668
Pepco Holdings, Inc.	362,963	9,502,371
Pinnacle West Capital Corp.	154,198	10,613,448
PPL Corp.	290,059	10,149,164
Southern Co. (The)	213,690	10,295,584
Xcel Energy, Inc.	271,547	10,736,968
		136,910,646

Electrical Components & Equipment–0.84%
AMETEK, Inc.	179,320	8,322,241
Eaton Corp. PLC (b)	186,511	10,577,039
Emerson Electric Co.	208,615	10,186,671
Rockwell Automation, Inc.	93,402	9,722,214
		38,808,165

Electronic Components–0.41%
Amphenol Corp.–Class A	180,343	9,570,803
Corning Inc.	507,915	9,294,844
		18,865,647

	Shares	Value
Electronic Equipment & Instruments–0.22%
FLIR Systems, Inc.	325,260	$10,070,050

Electronic Manufacturing Services–0.19%
TE Connectivity Ltd. (Switzerland)	150,600	8,572,152

Environmental & Facilities Services–0.64%
Republic Services, Inc.	219,524	10,032,247
Stericycle, Inc.(b)	81,650	9,302,385
Waste Management, Inc.	184,804	10,321,303
		29,655,935

Fertilizers & Agricultural Chemicals–0.77%
CF Industries Holdings, Inc.	230,791	8,414,640
FMC Corp.	249,615	9,395,508
Monsanto Co.	101,332	9,118,867
Mosaic Co. (The)	323,045	8,609,149
		35,538,164

Food Distributors–0.22%
Sysco Corp.	231,919	10,234,585

Food Retail–0.39%
Kroger Co. (The)	230,959	9,217,574
Whole Foods Market, Inc.	278,890	8,732,046
		17,949,620

Footwear–0.20%
NIKE, Inc.–Class B	150,255	9,254,205

Gas Utilities–0.21%
AGL Resources Inc.	151,249	9,778,248

General Merchandise Stores–0.66%
Dollar General Corp.	134,866	10,013,801
Dollar Tree, Inc.(b)	124,105	9,959,426
Target Corp.	132,069	10,360,813
		30,334,040

Gold–0.28%
Newmont Mining Corp.	495,968	12,810,853

Health Care Distributors–0.96%
AmerisourceBergen Corp.	92,944	8,050,809
Cardinal Health, Inc.	110,451	9,023,847
Henry Schein, Inc.(b)	61,938	10,247,642
McKesson Corp.	49,880	7,762,326
Patterson Cos. Inc.	216,815	9,418,443
		44,503,067

Health Care Equipment–2.47%
Abbott Laboratories	213,882	8,285,789
Baxter International Inc.	257,542	10,175,484
Becton, Dickinson and Co.	62,551	9,223,145
Boston Scientific Corp.(b)	524,191	8,900,763
C.R. Bard, Inc.	51,865	9,977,789
Edwards Lifesciences Corp.(b)	118,813	10,336,731
Intuitive Surgical, Inc.(b)	18,124	10,204,899

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Health Care Equipment–(continued)
Medtronic PLC	123,781	$9,579,412
St. Jude Medical, Inc.	156,487	8,401,787
Stryker Corp.	102,904	10,278,051
Varian Medical Systems, Inc.(b)	122,171	9,556,216
Zimmer Biomet Holdings, Inc.	95,875	9,281,659
		114,201,725

Health Care Facilities–0.57%
HCA Holdings, Inc.(b)	143,104	9,904,228
Tenet Healthcare Corp.(b)	316,261	7,849,598
Universal Health Services, Inc.–Class B	79,402	8,763,599
		26,517,425

Health Care REIT’s–0.59%
HCP, Inc.	266,587	7,885,643
Ventas, Inc.	174,473	9,712,912
Welltower Inc.	150,100	9,573,378
		27,171,933

Health Care Services–0.75%
DaVita HealthCare Partners Inc.(b)	136,104	8,978,781
Express Scripts Holding Co.(b)	111,621	7,855,886
Laboratory Corp. of America Holdings(b)	78,301	8,600,582
Quest Diagnostics Inc.	140,602	9,354,251
		34,789,500

Health Care Supplies–0.21%
DENTSPLY SIRONA Inc.(b)	158,686	9,673,499

Health Care Technology–0.17%
Cerner Corp.(b)	158,130	8,074,118

Home Entertainment Software–0.37%
Activision Blizzard, Inc.	254,913	8,073,095
Electronic Arts Inc.(b)	141,251	9,073,964
		17,147,059

Home Furnishings–0.41%
Leggett & Platt, Inc.	219,169	9,788,088
Mohawk Industries, Inc.(b)	49,833	8,956,485
		18,744,573

Home Improvement Retail–0.38%
Home Depot, Inc. (The)	72,736	9,027,992
Lowe’s Cos., Inc.	126,488	8,541,735
		17,569,727

Homebuilding–0.55%
D.R. Horton, Inc.	296,959	7,934,745
Lennar Corp.–Class A	193,985	8,135,731
PulteGroup Inc.	537,860	9,245,813
		25,316,289

Homefurnishing Retail–0.19%
Bed Bath & Beyond Inc.(b)	180,274	8,644,138

	Shares	Value
Hotel and Resort REIT’s–0.20%
Host Hotels & Resorts Inc.	600,118	$9,187,807

Hotels, Resorts & Cruise Lines–0.98%
Carnival Corp.	187,173	8,976,817
Marriott International Inc.–Class A	141,927	9,672,325
Royal Caribbean Cruises Ltd.	103,229	7,677,141
Starwood Hotels & Resorts Worldwide, Inc.	139,383	9,632,759
Wyndham Worldwide Corp.	129,792	9,454,049
		45,413,091

Household Appliances–0.22%
Whirlpool Corp.	64,940	10,086,481

Household Products–1.07%
Church & Dwight Co., Inc.	113,198	10,273,850
Clorox Co. (The)	75,347	9,525,368
Colgate-Palmolive Co.	145,496	9,550,357
Kimberly-Clark Corp.	79,595	10,371,229
Procter & Gamble Co. (The)	121,983	9,794,015
		49,514,819

Housewares & Specialties–0.17%
Newell Rubbermaid Inc.	209,537	7,964,501

Human Resource & Employment Services–0.17%
Robert Half International, Inc.	203,820	8,028,470

Hypermarkets & Super Centers–0.42%
Costco Wholesale Corp.	59,291	8,895,429
Wal-Mart Stores, Inc.	159,835	10,603,454
		19,498,883

Independent Power Producers & Energy Traders–0.44%
AES Corp. (The)	1,057,733	10,365,783
NRG Energy, Inc.	935,686	10,086,695
		20,452,478

Industrial Conglomerates–0.79%
3M Co.	61,278	9,612,680
Danaher Corp.	101,997	9,105,272
General Electric Co.	313,544	9,136,672
Roper Technologies, Inc.	51,769	8,693,568
		36,548,192

Industrial Gases–0.62%
Air Products and Chemicals, Inc.	72,714	9,632,423
Airgas, Inc.	69,548	9,842,433
Praxair, Inc.	90,102	9,171,483
		28,646,339

Industrial Machinery–1.81%
Dover Corp.	153,674	9,340,306
Flowserve Corp.	230,063	9,667,247
Illinois Tool Works Inc.	103,737	9,777,212
Ingersoll-Rand PLC	173,897	9,661,717
Parker-Hannifin Corp.	99,286	10,047,743

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Industrial Machinery–(continued)
Pentair PLC (United Kingdom)	183,410	$8,750,491
Snap-on Inc.	56,768	8,212,627
Stanley Black & Decker Inc.	88,670	8,335,867
Xylem, Inc.	261,951	9,799,587
		83,592,797

Industrial REIT’s–0.19%
Prologis, Inc.	229,119	8,811,917

Insurance Brokers–0.60%
Aon PLC	101,691	9,690,135
Marsh & McLennan Cos., Inc.	172,852	9,861,207
Willis Towers Watson PLC	70,393	7,976,917
		27,528,259

Integrated Oil & Gas–0.63%
Chevron Corp.	109,761	9,158,458
Exxon Mobil Corp.	127,628	10,229,384
Occidental Petroleum Corp.	143,690	9,888,746
		29,276,588

Integrated Telecommunication Services–0.96%
AT&T Inc.	286,037	10,569,067
CenturyLink Inc.	380,885	11,651,272
Frontier Communications Corp.	2,076,120	11,231,809
Verizon Communications Inc.	211,687	10,738,882
		44,191,030

Internet Retail–0.87%
Amazon.com, Inc.(b)(d)	14,821	8,188,899
Expedia, Inc.	77,005	8,016,991
Netflix Inc.(b)	79,789	7,453,090
Priceline Group Inc. (The)(b)	7,381	9,338,515
TripAdvisor Inc.(b)	115,031	7,200,941
		40,198,436

Internet Software & Services–1.19%
Akamai Technologies, Inc.(b)	183,127	9,883,364
Alphabet Inc.–Class A(b)	6,307	4,523,507
Alphabet Inc.–Class C(b)	6,435	4,490,150
eBay Inc.(b)	339,275	8,074,745
Facebook Inc.–Class A(b)	92,908	9,933,723
VeriSign, Inc.(b)	106,556	9,002,916
Yahoo! Inc.(b)	288,297	9,164,962
		55,073,367

Investment Banking & Brokerage–0.66%
Charles Schwab Corp. (The)	298,642	7,480,982
E*TRADE Financial Corp.(b)	328,640	7,709,895
Goldman Sachs Group, Inc. (The)	53,736	8,035,144
Morgan Stanley	295,756	7,305,173
		30,531,194

IT Consulting & Other Services–0.97%
Accenture PLC–Class A	90,102	9,033,627

	Shares	Value
IT Consulting & Other Services–(continued)
Cognizant Technology Solutions Corp.–Class A(b)	162,741	$9,272,982
CSRA Inc.	328,072	8,513,469
International Business Machines Corp.	70,504	9,238,139
Teradata Corp.(b)	350,493	8,744,800
		44,803,017

Leisure Products–0.48%
Hasbro, Inc.	138,772	10,528,631
Mattel, Inc.	361,442	11,754,094
		22,282,725

Life & Health Insurance–1.22%
Aflac, Inc.	158,898	9,457,609
Lincoln National Corp.	187,432	6,846,891
MetLife, Inc.	201,354	7,965,564
Principal Financial Group, Inc.	209,768	7,931,328
Prudential Financial, Inc.	117,583	7,771,061
Torchmark Corp.	162,240	8,309,933
Unum Group	279,465	7,973,136
		56,255,522

Life Sciences Tools & Services–0.95%
Agilent Technologies, Inc.	236,075	8,817,401
Illumina, Inc.(b)	54,271	8,153,675
PerkinElmer, Inc.	188,700	8,917,962
Thermo Fisher Scientific, Inc.	70,698	9,133,475
Waters Corp.(b)	73,270	8,815,114
		43,837,627

Managed Health Care–1.04%
Aetna Inc.	90,437	9,824,171
Anthem, Inc.	69,876	9,132,094
Cigna Corp.	67,731	9,455,925
Humana Inc.	54,912	9,717,777
UnitedHealth Group Inc.	81,805	9,742,976
		47,872,943

Metal & Glass Containers–0.37%
Ball Corp.	132,995	8,808,259
Owens-Illinois, Inc.(b)	541,853	8,106,121
		16,914,380

Motorcycle Manufacturers–0.19%
Harley-Davidson, Inc.	207,929	8,976,295

Movies & Entertainment–0.77%
Time Warner Inc.	144,919	9,593,638
Twenty-First Century Fox, Inc.–Class A	253,684	6,854,541
Twenty-First Century Fox, Inc.–Class B	89,593	2,433,346
Viacom Inc.–Class B	228,127	8,406,480
Walt Disney Co. (The)	87,817	8,388,280
		35,676,285

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Multi-Line Insurance–0.75%
American International Group, Inc.	159,566	$8,010,213
Assurant, Inc.	115,297	8,197,617
Hartford Financial Services Group, Inc. (The)	216,271	9,109,335
Loews Corp.	256,984	9,341,368
		34,658,533

Multi-Sector Holdings–0.39%
Berkshire Hathaway Inc.–Class B(b)	72,809	9,768,783
Leucadia National Corp.	570,526	8,244,101
		18,012,884

Multi-Utilities–2.97%
Ameren Corp.	227,416	10,677,181
CenterPoint Energy, Inc.	568,475	10,590,689
CMS Energy Corp.	272,170	10,767,045
Consolidated Edison, Inc.	156,024	10,923,240
Dominion Resources, Inc.	146,214	10,223,283
DTE Energy Co.	121,126	10,189,119
NiSource Inc.	508,460	10,921,721
PG&E Corp.	183,481	10,408,877
Public Service Enterprise Group Inc.	256,290	10,933,332
SCANA Corp.	165,149	10,737,988
Sempra Energy	103,941	10,031,346
TECO Energy, Inc.	355,884	9,776,134
WEC Energy Group, Inc.	195,383	11,009,832
		137,189,787

Office REIT’s–0.54%
Boston Properties, Inc.	76,973	8,785,698
SL Green Realty Corp.	84,810	7,478,546
Vornado Realty Trust	98,217	8,482,020
		24,746,264

Office Services & Supplies–0.19%
Pitney Bowes Inc.	484,322	8,775,915

Oil & Gas Drilling–0.68%
Diamond Offshore Drilling, Inc.	470,861	9,421,929
Ensco PLC–Class A	634,215	5,498,644
Helmerich & Payne, Inc.	184,696	9,783,347
Transocean Ltd.	747,665	6,467,302
		31,171,222

Oil & Gas Equipment & Services–1.14%
Baker Hughes Inc.	198,490	8,509,266
Cameron International Corp.(b)	150,433	9,862,387
FMC Technologies, Inc.(b)	328,072	8,047,606
Halliburton Co.	256,706	8,286,470
National Oilwell Varco Inc.	285,006	8,342,126
Schlumberger Ltd.	135,890	9,746,031
		52,793,886

Oil & Gas Exploration & Production–3.11%
Anadarko Petroleum Corp.	191,480	7,266,666

	Shares	Value
Oil & Gas Exploration & Production–(continued)
Apache Corp.	221,058	$8,462,100
Cabot Oil & Gas Corp.	589,307	11,862,750
California Resources Corp.	13,507	7,592
Chesapeake Energy Corp.	2,280,738	5,952,726
Cimarex Energy Co.	93,595	7,864,788
Concho Resources Inc.(b)	80,372	7,252,769
ConocoPhillips	197,129	6,668,874
Devon Energy Corp.	282,797	5,565,445
EOG Resources, Inc.	126,690	8,201,911
EQT Corp.	188,963	10,532,798
Hess Corp.	188,138	8,202,817
Marathon Oil Corp.	661,636	5,432,032
Murphy Oil Corp.	420,188	7,218,830
Newfield Exploration Co.(b)	269,082	7,327,103
Noble Energy, Inc.	290,771	8,577,744
Pioneer Natural Resources Co.	67,774	8,168,800
Range Resources Corp.	417,048	9,896,549
Southwestern Energy Co.(b)	1,608,113	9,294,893
		143,757,187

Oil & Gas Refining & Marketing–0.69%
Marathon Petroleum Corp.	191,210	6,548,943
Phillips 66	114,614	9,099,205
Tesoro Corp.	94,312	7,609,092
Valero Energy Corp.	140,540	8,443,643
		31,700,883

Oil & Gas Storage & Transportation–1.05%
Columbia Pipeline Group, Inc.	506,019	9,184,245
Kinder Morgan Inc.	569,499	10,302,237
ONEOK, Inc.	467,151	11,211,624
Spectra Energy Corp.	417,783	12,199,263
Williams Cos., Inc. (The)	359,117	5,742,281
		48,639,650

Packaged Foods & Meats–2.85%
Campbell Soup Co.	179,049	11,056,276
ConAgra Foods, Inc.	241,360	10,151,601
General Mills, Inc.	163,302	9,610,322
Hershey Co. (The)(d)	108,518	9,863,201
Hormel Foods Corp.	245,037	10,416,523
JM Smucker Co. (The)	78,684	10,037,718
Kellogg Co.	135,289	10,014,092
Keurig Green Mountain Inc.	106,652	9,805,585
Kraft Heinz Co. (The)	136,143	10,485,734
McCormick & Co., Inc.	113,151	10,552,462
Mead Johnson Nutrition Co.	122,408	9,028,814
Mondelez International, Inc.–Class A	222,041	8,999,322
Tyson Foods, Inc.–Class A	180,652	11,697,217
		131,718,867

Paper Packaging–0.78%
Avery Dennison Corp.	150,744	9,816,449

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Paper Packaging–(continued)
International Paper Co.	248,829	$8,883,196
Sealed Air Corp.	221,574	10,132,579
WestRock Co.	207,339	7,001,838
		35,834,062

Personal Products–0.22%
Estee Lauder Cos. Inc. (The)–Class A	112,281	10,254,624

Pharmaceuticals–2.04%
Allergan PLC(b)	31,409	9,112,065
Bristol-Myers Squibb Co.	140,311	8,689,460
Eli Lilly and Co.	113,912	8,201,664
Endo International PLC(b)	166,103	6,944,767
Johnson & Johnson	93,310	9,817,145
Mallinckrodt PLC(b)	136,771	8,894,218
Merck & Co., Inc.	181,933	9,134,856
Mylan N.V.(b)	180,514	8,135,766
Perrigo Co. PLC	64,459	8,137,949
Pfizer Inc.	295,940	8,780,540
Zoetis Inc.	207,022	8,500,323
		94,348,753

Property & Casualty Insurance–1.25%
Allstate Corp. (The)	154,349	9,794,988
Chubb Ltd.	83,903	9,693,314
Cincinnati Financial Corp.	160,430	10,129,550
Progressive Corp. (The)	313,233	9,998,397
Travelers Cos., Inc. (The)	86,441	9,294,136
XL Group PLC	253,550	8,717,049
		57,627,434

Publishing–0.17%
News Corp.–Class A	552,102	5,973,744
News Corp.–Class B	156,212	1,782,379
		7,756,123

Railroads–0.80%
CSX Corp.	368,890	8,905,005
Kansas City Southern	127,132	10,387,956
Norfolk Southern Corp.	106,079	7,761,800
Union Pacific Corp.	122,772	9,681,800
		36,736,561

Real Estate Services–0.15%
CBRE Group, Inc.–Class A(b)	274,453	6,973,851

Regional Banks–1.90%
BB&T Corp.	257,752	8,289,304
Citizens Financial Group Inc.	452,418	8,699,998
Fifth Third Bancorp	481,373	7,345,752
Huntington Bancshares Inc.	876,882	7,672,718
KeyCorp	744,730	7,856,902
M&T Bank Corp.	78,795	8,080,427
People’s United Financial Inc.	593,362	8,669,019
PNC Financial Services Group, Inc. (The)	102,715	8,351,757

	Shares	Value
Regional Banks–(continued)
Regions Financial Corp.	1,012,579	$7,614,594
SunTrust Banks, Inc.	227,036	7,533,054
Zions Bancorp.	346,778	7,393,307
		87,506,832

Research & Consulting Services–0.82%
Dun & Bradstreet Corp. (The)	92,069	8,819,289
Equifax Inc.	88,029	9,232,482
Nielsen Holdings PLC	208,707	10,506,310
Verisk Analytics, Inc.–Class A(b)	126,420	9,208,433
		37,766,514

Residential REIT’s–0.79%
Apartment Investment & Management Co.–Class A	252,202	9,233,115
AvalonBay Communities, Inc.	54,240	9,309,754
Equity Residential	122,345	9,113,479
Essex Property Trust, Inc.	41,106	8,602,664
		36,259,012

Restaurants–1.03%
Chipotle Mexican Grill, Inc.(b)	16,792	8,549,815
Darden Restaurants, Inc.	164,234	10,491,268
McDonald’s Corp.	81,734	9,578,408
Starbucks Corp.	158,606	9,232,455
Yum! Brands, Inc.	133,069	9,643,510
		47,495,456

Retail REIT’s–1.30%
Federal Realty Investment Trust	59,974	8,879,750
General Growth Properties, Inc.	365,903	10,069,651
Kimco Realty Corp.	377,551	10,099,489
Macerich Co. (The)	123,059	9,731,506
Realty Income Corp.	195,022	11,416,588
Simon Property Group, Inc.	51,396	9,751,363
		59,948,347

Security & Alarm Services–0.47%
ADT Corp. (The)	287,859	11,620,868
Tyco International PLC	292,293	10,282,868
		21,903,736

Semiconductor Equipment–0.61%
Applied Materials, Inc.	517,896	9,772,697
KLA-Tencor Corp.	139,794	9,469,646
Lam Research Corp.	120,267	8,815,571
		28,057,914

Semiconductors–2.32%
Analog Devices, Inc.	166,658	8,831,208
Broadcom Ltd. (Singapore)	65,695	8,801,159
First Solar, Inc.(b)	171,694	12,339,648
Intel Corp.	276,856	8,192,169
Linear Technology Corp.	219,042	9,554,612
Microchip Technology Inc.	212,541	9,455,949

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Semiconductors–(continued)
Micron Technology, Inc.(b)	675,773	$7,183,467
NVIDIA Corp.	292,023	9,157,841
Qorvo, Inc.(b)	168,852	7,611,848
Skyworks Solutions, Inc.	116,514	7,742,355
Texas Instruments Inc.	168,792	8,949,352
Xilinx, Inc.	200,376	9,461,755
		107,281,363

Soft Drinks–1.00%
Coca-Cola Co. (The)	224,457	9,680,830
Coca-Cola Enterprises, Inc.	194,104	9,415,985
Dr Pepper Snapple Group, Inc.	104,907	9,602,138
Monster Beverage Corp.(b)	63,361	7,951,806
PepsiCo, Inc.	97,032	9,491,670
		46,142,429

Specialized Consumer Services–0.21%
H&R Block, Inc.	294,197	9,673,197

Specialized Finance–1.03%
CME Group Inc.–Class A	102,960	9,414,663
Intercontinental Exchange, Inc.	38,892	9,274,186
McGraw Hill Financial, Inc.	102,382	9,187,761
Moody’s Corp.	99,109	8,800,879
Nasdaq, Inc.	172,946	10,945,752
		47,623,241

Specialized REIT’s–1.43%
American Tower Corp.	101,278	9,337,832
Crown Castle International Corp.	111,857	9,675,630
Equinix, Inc.	32,723	9,937,648
Extra Space Storage Inc.	109,448	8,991,153
Iron Mountain Inc.	354,686	10,420,675
Public Storage	39,210	9,782,503
Weyerhaeuser Co.	311,281	8,087,080
		66,232,521

Specialty Chemicals–0.78%
Ecolab Inc.	84,418	8,657,066
International Flavors & Fragrances Inc.	81,706	8,439,413
PPG Industries, Inc.	96,098	9,276,340
Sherwin-Williams Co. (The)	36,229	9,799,944
		36,172,763

Specialty Stores–0.77%
Signet Jewelers Ltd.	80,850	8,764,140
Staples, Inc.	998,723	9,437,932
Tiffany & Co.	126,134	8,196,187
Tractor Supply Co.	107,938	9,128,317
		35,526,576

Steel–0.20%
Nucor Corp.	237,256	9,333,651

	Shares	Value
Systems Software–0.99%
CA, Inc.	349,460	$10,235,684
Microsoft Corp.	175,505	8,929,695
Oracle Corp.	254,981	9,378,201
Red Hat, Inc.(b)	120,741	7,890,424
Symantec Corp.	482,843	9,323,698
		45,757,702

Technology Hardware, Storage & Peripherals–1.45%
Apple Inc.	83,829	8,105,426
EMC Corp.	366,185	9,568,414
Hewlett Packard Enterprise Co.(d)	669,101	8,878,970
HP Inc.	777,057	8,306,739
NetApp, Inc.	326,491	8,110,037
SanDisk Corp.	126,826	9,164,447
Seagate Technology PLC	263,698	8,269,569
Western Digital Corp.	152,832	6,652,777
		67,056,379

Tires & Rubber–0.19%
Goodyear Tire & Rubber Co. (The)	295,020	8,886,002

Tobacco–0.67%
Altria Group, Inc.	168,045	10,346,531
Philip Morris International Inc.	109,914	10,005,471
Reynolds American Inc.	212,922	10,737,657
		31,089,659

Trading Companies & Distributors–0.63%
Fastenal Co.	240,381	10,886,855
United Rentals, Inc.(b)	140,436	7,242,285
W.W. Grainger, Inc.	49,718	10,783,834
		28,912,974

Trucking–0.42%
J.B. Hunt Transport Services, Inc.	129,668	9,892,372
Ryder System, Inc.	168,762	9,572,180
		19,464,552
Total Common Stocks & Other Equity Interests (Cost $3,893,508,142)		4,588,496,309

Money Market Funds–0.46%
Liquid Assets Portfolio–Institutional Class, 0.42%(e)	10,566,225	10,566,225
Premier Portfolio–Institutional Class, 0.38%(e)	10,566,225	10,566,225
Total Money Market Funds (Cost $21,132,450)		21,132,450
TOTAL INVESTMENTS–99.82% (Cost $3,914,640,592)		4,609,628,759
OTHER ASSETS LESS LIABILITIES–0.18%		8,083,330
NET ASSETS–100.00%		$4,617,712,089

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Equally-Weighted S&P 500 Fund

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 5.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 4.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 29, 2016.

Portfolio Composition

By sector, based on Net Assets

as of February 29, 2016

Consumer Discretionary	16.8%
Financials	16.7
Industrials	13.3
Information Technology	13.0
Health Care	10.8
Consumer Staples	8.1
Energy	7.6
Utilities	6.6
Materials	5.4
Telecommunication Services	1.1
Money Market Funds Plus Other Assets Less Liabilities	0.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Equally-Weighted S&P 500 Fund

Statement of Assets and Liabilities

February 29, 2016

(Unaudited)

Assets:
Investments, at value (Cost $3,884,292,166)	$4,580,421,685
Investments in affiliates, at value (Cost $30,348,426)	29,207,074
Total investments, at value (Cost $3,914,640,592)	4,609,628,759
Receivable for:
Fund shares sold	12,842,438
Dividends	8,903,871
Investment for trustee deferred compensation and retirement plans	115,360
Other assets	150,373
Total assets	4,631,640,801

Liabilities:
Payable for:
Fund shares reacquired	10,759,806
Variation margin — futures	144,885
Accrued fees to affiliates	2,283,690
Accrued trustees’ and officers’ fees and benefits	9,739
Accrued other operating expenses	517,553
Trustee deferred compensation and retirement plans	213,039
Total liabilities	13,928,712
Net assets applicable to shares outstanding	$4,617,712,089

Net assets consist of:
Shares of beneficial interest	$3,891,015,337
Undistributed net investment income	11,712,627
Undistributed net realized gain	19,196,994
Net unrealized appreciation	695,787,131
$4,617,712,089

Net Assets:
Class A	$1,752,957,979
Class B	$6,535,782
Class C	$791,489,016
Class R	$91,537,621
Class Y	$1,756,067,124
Class R6	$219,124,567

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	39,727,193
Class B	148,797
Class C	18,644,431
Class R	2,083,127
Class Y	39,467,342
Class R6	4,920,722
Class A:
Net asset value per share	$44.12
Maximum offering price per share
(Net asset value of $44.12 ÷ 94.50%)	$46.69
Class B:
Net asset value and offering price per share	$43.92
Class C:
Net asset value and offering price per share	$42.45
Class R:
Net asset value and offering price per share	$43.94
Class Y:
Net asset value and offering price per share	$44.49
Class R6:
Net asset value and offering price per share	$44.53

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Equally-Weighted S&P 500 Fund

Statement of Operations

For the six months ended February 29, 2016

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $2,427)	$52,029,083
Dividends from affiliates	201,843
Total investment income	52,230,926

Expenses:
Advisory fees	2,533,688
Administrative services fees	306,246
Custodian fees	69,643
Distribution fees:
Class A	2,229,918
Class B	40,062
Class C	3,816,725
Class R	228,282
Transfer agent fees — A, B, C, R & Y	3,069,677
Transfer agent fees — R6	2,973
Trustees’ and officers’ fees and benefits	58,983
Other	773,171
Total expenses	13,129,368
Less: Fees waived and expense offset arrangement(s)	(43,774)
Net expenses	13,085,594
Net investment income	39,145,332

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	83,108,845
Futures contracts	(5,847,828)
77,261,017
Change in net unrealized appreciation (depreciation) of:
Investment securities	(274,676,769)
Futures contracts	4,313,804
(270,362,965)
Net realized and unrealized gain (loss)	(193,101,948)
Net increase (decrease) in net assets resulting from operations	$(153,956,616)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Equally-Weighted S&P 500 Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	February 29, 2016	August 31, 2015
Operations:
Net investment income	$39,145,332	$57,480,218
Net realized gain	77,261,017	44,400,916
Change in net unrealized appreciation (depreciation)	(270,362,965)	(200,646,282)
Net increase (decrease) in net assets resulting from operations	(153,956,616)	(98,765,148)

Distributions to shareholders from net investment income:
Class A	(25,881,811)	(16,858,607)
Class B	(68,005)	(75,582)
Class C	(7,024,603)	(2,502,255)
Class R	(1,158,685)	(624,853)
Class Y	(32,793,334)	(16,046,854)
Class R6	(607,413)	(1,937,107)
Total distributions from net investment income	(67,533,851)	(38,045,258)

Distributions to shareholders from net realized gains:
Class A	(23,878,959)	(22,937,580)
Class B	(107,081)	(195,607)
Class C	(11,061,008)	(6,475,856)
Class R	(1,242,285)	(1,012,662)
Class Y	(26,041,641)	(18,300,963)
Class R6	(449,730)	(2,090,876)
Total distributions from net realized gains	(62,780,704)	(51,013,544)

Share transactions-net:
Class A	72,637,326	350,674,194
Class B	(1,946,812)	(6,623,821)
Class C	88,678,922	434,132,904
Class R	7,741,520	27,401,759
Class Y	(65,035,842)	996,912,519
Class R6	36,372,020	188,329,413
Net increase in net assets resulting from share transactions	138,447,134	1,990,826,968
Net increase (decrease) in net assets	(145,824,037)	1,803,003,018

Net assets:
Beginning of period	4,763,536,126	2,960,533,108
End of period (includes undistributed net investment income of $11,712,627 and $40,101,146, respectively)	$4,617,712,089	$4,763,536,126

Notes to Financial Statements

February 29, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Equally-Weighted S&P 500 Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R6

16                         Invesco Equally-Weighted S&P 500 Fund

shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and

17                         Invesco Equally-Weighted S&P 500 Fund

are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

18                         Invesco Equally-Weighted S&P 500 Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $2 billion	0.12%
Over $2 billion	0.10%

For the six months ended February 29, 2016, the effective advisory fees incurred by the Fund was 0.11%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses and/or reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 29, 2016, the Adviser waived advisory fees of $41,683.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares; (3) Class C — up to 1.00% of the average daily net assets of Class C shares; and (4) Class R — up to 0.50% of the average daily net assets of Class R shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI, may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.

For the six months ended February 29, 2016, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2016, IDI advised the Fund that IDI retained $343,149 in front-end sales commissions from the sale of Class A shares and $47,750, $1,110 and $128,115 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

19                         Invesco Equally-Weighted S&P 500 Fund

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$4,609,628,759	$—	$—	$4,609,628,759
Futures Contracts*	798,964	—	—	798,964
Total Investments	$4,610,427,723	$—	$—	$4,610,427,723

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 29, 2016:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Equity risk:
Futures contracts(a)	$798,964	$ (—)

(a)	Includes cumulative appreciation of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 29, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures Contracts
Realized Gain (Loss):
Equity risk	$(5,847,828)
Change in Net Unrealized Appreciation:
Equity risk	4,313,804
Total	$(1,534,024)

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$41,502,232

Open Futures Contracts — Equity Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	Long	303	March-2016	$29,231,925	$798,964

NOTE 5—Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the six months ended February 29, 2016.

	Value 08/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 02/29/16	Dividend Income
Invesco Ltd.	$8,621,575	$2,100,796	$(553,798)	$(2,149,320)	$55,371	$8,074,624	$154,273

20                         Invesco Equally-Weighted S&P 500 Fund

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,091.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2015.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2016 was $935,544,277 and $822,284,458, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$942,965,662
Aggregate unrealized (depreciation) of investment securities	(291,080,321)
Net unrealized appreciation of investment securities	$651,885,341

Cost of investments for tax purposes is $3,957,743,418.

21                         Invesco Equally-Weighted S&P 500 Fund

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	5,898,979	$270,894,627	16,005,691	$784,165,212
Class B	11,309	534,037	34,912	1,702,372
Class C	3,826,015	169,822,056	10,580,817	499,514,855
Class R	530,593	24,254,496	1,121,093	54,845,808
Class Y	11,032,784	511,332,934	30,177,325	1,486,812,841
Class R6	4,301,247	189,284,397	4,487,464	224,884,801

Issued as reinvestment of dividends:
Class A	970,959	44,120,381	738,018	34,922,997
Class B	3,471	157,254	5,237	247,497
Class C	379,367	16,608,691	181,392	8,289,654
Class R	52,982	2,399,007	34,670	1,635,742
Class Y	1,087,004	49,784,798	615,826	29,356,434
Class R6	23,058	1,056,729	84,454	4,027,614

Automatic conversion of Class B shares to Class A shares:
Class A	34,287	1,575,822	117,662	5,790,549
Class B	(34,489)	(1,575,822)	(118,138)	(5,790,549)

Reacquired:
Class A	(5,353,361)	(243,953,504)	(9,723,008)	(474,204,564)
Class B	(23,713)	(1,062,281)	(57,629)	(2,783,141)
Class C	(2,237,458)	(97,751,825)	(1,560,796)	(73,671,605)
Class R	(420,897)	(18,911,983)	(595,599)	(29,079,791)
Class Y	(13,789,598)	(626,153,574)	(10,517,430)	(519,256,756)
Class R6	(3,176,846)	(153,969,106)	(824,237)	(40,583,002)
Net increase in share activity	3,115,693	$138,447,134	40,787,724	$1,990,826,968

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
On October 16, 2015, a total of 3,109,979 Class R6 shares of the Fund valued at $149,863,711 were redeemed by a significant shareholder and settled through a redemption-in-kind transaction.

22                         Invesco Equally-Weighted S&P 500 Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/29/16	$46.87	$0.39	$(1.86)	$(1.47)	$(0.66)	$(0.62)	$(1.28)	$44.12	(3.21)%		$1,752,958	0.54	%(d)	0.54	%(d)	1.70	%(d)	18%
Year ended 08/31/15	48.54	0.67	(1.18)	(0.51)	(0.49)	(0.67)	(1.16)	46.87	(1.07)		1,789,491	0.54		0.54		1.36		21
Year ended 08/31/14	40.07	0.59	9.45	10.04	(0.48)	(1.09)	(1.57)	48.54	25.64		1,506,665	0.56		0.56		1.31		17
Year ended 08/31/13	33.40	0.55	7.47	8.02	(0.51)	(0.84)	(1.35)	40.07	24.83		999,730	0.57		0.57		1.48		18
Year ended 08/31/12	29.89	0.42	3.61	4.03	(0.52)	—	(0.52)	33.40	13.66		730,648	0.60		0.60		1.34		27
Year ended 08/31/11	25.26	0.39	4.65	5.04	(0.41)	—	(0.41)	29.89	19.91		639,478	0.56		0.56		1.26		22
Class B
Six months ended 02/29/16	46.56	0.22	(1.85)	(1.63)	(0.39)	(0.62)	(1.01)	43.92	(3.57)		6,536	1.29	(d)	1.29	(d)	0.95	(d)	18
Year ended 08/31/15	48.35	0.30	(1.16)	(0.86)	(0.26)	(0.67)	(0.93)	46.56	(1.81)		8,950	1.29		1.29		0.61		21
Year ended 08/31/14	40.01	0.25	9.44	9.69	(0.26)	(1.09)	(1.35)	48.35	24.70		15,851	1.31		1.31		0.56		17
Year ended 08/31/13	33.34	0.27	7.49	7.76	(0.25)	(0.84)	(1.09)	40.01	23.90		22,925	1.32		1.32		0.73		18
Year ended 08/31/12	29.70	0.18	3.61	3.79	(0.15)	—	(0.15)	33.34	12.82		42,131	1.35		1.35		0.59		27
Year ended 08/31/11	25.05	0.16	4.60	4.76	(0.11)	—	(0.11)	29.70	18.98		77,702	1.31		1.31		0.51		22
Class C
Six months ended 02/29/16	45.03	0.22	(1.79)	(1.57)	(0.39)	(0.62)	(1.01)	42.45	(3.57	)(e)	791,489	1.27	(d)(e)	1.27	(d)(e)	0.97	(d)(e)	18
Year ended 08/31/15	46.79	0.29	(1.12)	(0.83)	(0.26)	(0.67)	(0.93)	45.03	(1.81)		750,898	1.29		1.29		0.61		21
Year ended 08/31/14	38.75	0.25	9.14	9.39	(0.26)	(1.09)	(1.35)	46.79	24.73		349,739	1.31		1.31		0.56		17
Year ended 08/31/13	32.33	0.26	7.24	7.50	(0.24)	(0.84)	(1.08)	38.75	23.88		141,986	1.32		1.32		0.73		18
Year ended 08/31/12	28.81	0.18	3.49	3.67	(0.15)	—	(0.15)	32.33	12.80		77,691	1.35		1.35		0.59		27
Year ended 08/31/11	24.29	0.16	4.47	4.63	(0.11)	—	(0.11)	28.81	19.04		67,788	1.31		1.31		0.51		22
Class R
Six months ended 02/29/16	46.65	0.33	(1.85)	(1.52)	(0.57)	(0.62)	(1.19)	43.94	(3.34)		91,538	0.79	(d)	0.79	(d)	1.45	(d)	18
Year ended 08/31/15	48.36	0.54	(1.17)	(0.63)	(0.41)	(0.67)	(1.08)	46.65	(1.33)		89,588	0.79		0.79		1.11		21
Year ended 08/31/14	39.95	0.48	9.43	9.91	(0.41)	(1.09)	(1.50)	48.36	25.35		65,777	0.81		0.81		1.06		17
Year ended 08/31/13	33.31	0.46	7.44	7.90	(0.42)	(0.84)	(1.26)	39.95	24.48		29,320	0.82		0.82		1.23		18
Year ended 08/31/12	29.77	0.35	3.59	3.94	(0.40)	—	(0.40)	33.31	13.36		8,924	0.85		0.85		1.09		27
Year ended 08/31/11	25.14	0.31	4.63	4.94	(0.31)	—	(0.31)	29.77	19.62		1,176	0.81		0.81		1.01		22
Class Y
Six months ended 02/29/16	47.30	0.45	(1.87)	(1.42)	(0.77)	(0.62)	(1.39)	44.49	(3.08)		1,756,067	0.29	(d)	0.29	(d)	1.95	(d)	18
Year ended 08/31/15	48.95	0.80	(1.19)	(0.39)	(0.59)	(0.67)	(1.26)	47.30	(0.83)		1,945,879	0.29		0.29		1.61		21
Year ended 08/31/14	40.38	0.71	9.52	10.23	(0.57)	(1.09)	(1.66)	48.95	25.95		1,021,247	0.31		0.31		1.56		17
Year ended 08/31/13	33.64	0.65	7.52	8.17	(0.59)	(0.84)	(1.43)	40.38	25.16		481,948	0.32		0.32		1.73		18
Year ended 08/31/12	30.13	0.50	3.63	4.13	(0.62)	—	(0.62)	33.64	13.94		309,645	0.35		0.35		1.59		27
Year ended 08/31/11	25.47	0.47	4.68	5.15	(0.49)	—	(0.49)	30.13	20.19		178,056	0.31		0.31		1.51		22
Class R6
Six months ended 02/29/16	47.37	0.48	(1.87)	(1.39)	(0.83)	(0.62)	(1.45)	44.53	(3.03)		219,125	0.17	(d)	0.17	(d)	2.07	(d)	18
Year ended 08/31/15	48.99	0.87	(1.20)	(0.33)	(0.62)	(0.67)	(1.29)	47.37	(0.70)		178,731	0.16		0.16		1.74		21
Year ended 08/31/14	40.39	0.78	9.49	10.27	(0.58)	(1.09)	(1.67)	48.99	26.05		1,253	0.22		0.22		1.65		17
Year ended 08/31/13(f)	34.93	0.62	6.27	6.89	(0.59)	(0.84)	(1.43)	40.39	20.58		12	0.27	(g)	0.27	(g)	1.78	(g)	18

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,793,737, $8,057, $790,337, $91,814, $1,927,664 and $83,610 for Class A, Class B, Class C, Class R, Class Y and Class R6 shares, respectively.
(e)	The total return, ratio of expenses to average net assets and the ratio of net investment income reflect actual 12b-1 fees of 0.97% for the six months ended February 29, 2016.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

23                         Invesco Equally-Weighted S&P 500 Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2015 through February 29, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/29/16)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/16)	Expenses Paid During Period[2]
A	$1,000.00	$967.90	$2.64	$1,022.18	$2.72	0.54%
B	1,000.00	964.30	6.30	1,018.45	6.47	1.29
C	1,000.00	964.30	6.20	1,018.55	6.37	1.27
R	1,000.00	966.60	3.86	1,020.93	3.97	0.79
Y	1,000.00	969.20	1.42	1,023.42	1.46	0.29
R6	1,000.00	969.70	0.83	1,024.02	0.86	0.17

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2015 through February 29, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

24                         Invesco Equally-Weighted S&P 500 Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                     MS-EWSP-SAR-1         Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 29, 2016
Invesco Equity and Income Fund
Nasdaq:
A: ACEIX ¡ B: ACEQX ¡ C: ACERX ¡ R: ACESX ¡ Y: ACETX ¡ R5: ACEKX ¡ R6: IEIFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
17	Financial Statements
19	Notes to Financial Statements
27	Financial Highlights
28	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/15 to 2/29/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-5.36%
Class B Shares	-5.68
Class C Shares	-5.65
Class R Shares	-5.46
Class Y Shares	-5.24
Class R5 Shares	-5.30
Class R6 Shares	-5.16
Russell 1000 Value Index▼ (Broad Market Index)	-2.87
Barclays U.S. Government/Credit Index▼ (Style-Specific Index)	2.22
Lipper Mixed-Asset Target Allocation Growth Funds Index¡ (Peer Group Index)*	-3.24

Source(s): ▼FactSet Research Systems Inc.; ¡Lipper, Inc.

*	During the reporting period, the Lipper Mixed-Asset Target Allocation Growth Funds Index became the Fund’s peer group index.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Barclays U.S. Government/Credit Index includes treasuries and agencies that represent the government portion of the index, and includes publicly issued US corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements.

    Lipper Mixed-Asset Target Allocation Growth Funds Index is an unmanaged index considered representative of mixed-asset target allocation growth funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                      Invesco Equity and Income Fund

Average Annual Total Returns
As of 2/29/16, including maximum applicable sales charges

Class A Shares
Inception (8/3/60)	9.92%
10 Years	4.66
5 Years	4.66
1 Year	-13.74

Class B Shares
Inception (5/1/92)	8.95%
10 Years	4.99
5 Years	4.95
1 Year	-13.70

Class C Shares
Inception (7/6/93)	8.18%
10 Years	4.49
5 Years	5.09
1 Year	-10.27

Class R Shares
Inception (10/1/02)	7.12%
10 Years	4.99
5 Years	5.60
1 Year	-8.99

Class Y Shares
Inception (12/22/04)	5.87%
10 Years	5.52
5 Years	6.13
1 Year	-8.48

Class R5 Shares
10 Years	5.46%
5 Years	6.20
1 Year	-8.50

Class R6 Shares
10 Years	5.39%
5 Years	6.15
1 Year	-8.41

Average Annual Total Returns
As of 12/31/15, including maximum applicable sales charges

Class A Shares
Inception (8/3/60)	10.07%
10 Years	5.45
5 Years	7.00
1 Year	-7.69

Class B Shares
Inception (5/1/92)	9.28%
10 Years	5.77
5 Years	7.32
1 Year	-7.72

Class C Shares
Inception (7/6/93)	8.52%
10 Years	5.27
5 Years	7.41
1 Year	-3.99

Class R Shares
Inception (10/1/02)	7.68%
10 Years	5.78
5 Years	7.94
1 Year	-2.57

Class Y Shares
Inception (12/22/04)	6.51%
10 Years	6.31
5 Years	8.49
1 Year	-2.10

Class R5 Shares
10 Years	6.26%
5 Years	8.59
1 Year	-2.03

Class R6 Shares
10 Years	6.20%
5 Years	8.51
1 Year	-1.93

Effective June 1, 2010, Class A, Class B, Class C, Class I and Class R shares of the predecessor fund, Van Kampen Equity and Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class Y and Class R shares, respectively, of Invesco Van Kampen Equity and Income Fund (renamed Invesco Equity and Income Fund). Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Equity and Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s

Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.80%, 1.55%, 1.55%, 1.05%, 0.55%, 0.48% and 0.38%, respectively.1

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.81%, 1.56%, 1.56%, 1.06%, 0.56%, 0.49% and 0.39%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

3                      Invesco Equity and Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    On our website, invesco.com/us, you can access timely information about your Fund, as well as access your account. Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                      Invesco Equity and Income Fund

Schedule of Investments(a)

February 29, 2016

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–62.39%
Aerospace & Defense–0.88%
General Dynamics Corp.	805,607	$109,780,066

Agricultural Products–0.70%
Archer-Daniels-Midland Co.	2,488,156	86,985,934

Application Software–0.61%
Citrix Systems, Inc.(b)	1,079,113	76,239,333

Asset Management & Custody Banks–1.48%
Northern Trust Corp.	1,310,261	77,803,298
State Street Corp.	1,943,871	106,485,254
		184,288,552

Automobile Manufacturers–0.54%
General Motors Co.	2,294,380	67,546,547

Biotechnology–0.59%
Amgen Inc.	518,925	73,832,649

Broadcasting–0.19%
CBS Corp.–Class B	500,306	24,204,804

Cable & Satellite–1.72%
Comcast Corp.–Class A	2,161,099	124,760,246
Time Warner Cable Inc.	471,841	90,055,573
		214,815,819

Communications Equipment–2.86%
Cisco Systems, Inc.	5,136,618	134,476,659
Juniper Networks, Inc.	4,180,116	103,248,865
QUALCOMM, Inc.	2,342,067	118,953,583
		356,679,107

Construction Machinery & Heavy Trucks–0.57%
Caterpillar Inc.	1,044,145	70,688,616

Data Processing & Outsourced Services–0.79%
PayPal Holdings, Inc.(b)	2,575,576	98,232,469

Diversified Banks–7.55%
Bank of America Corp.	16,381,565	205,097,194
Citigroup Inc.	8,173,177	317,527,927
Comerica Inc.	1,910,721	64,544,155
JPMorgan Chase & Co.	6,318,083	355,708,073
		942,877,349

Electric Utilities–0.56%
FirstEnergy Corp.	2,086,362	69,830,536

Fertilizers & Agricultural Chemicals–0.42%
Mosaic Co. (The)	1,963,383	52,324,157

Food Distributors–0.65%
Sysco Corp.	1,826,261	80,592,898

	Shares	Value
General Merchandise Stores–1.33%
Target Corp.	2,119,011	$166,236,413

Health Care Equipment–1.66%
Baxter International Inc.	2,242,145	88,587,149
Medtronic PLC	1,539,338	119,129,368
		207,716,517

Health Care Services–0.47%
Express Scripts Holding Co.(b)	834,200	58,710,996

Hotels, Resorts & Cruise Lines–1.20%
Carnival Corp.	3,121,104	149,688,148

Household Products–0.96%
Procter & Gamble Co. (The)	1,487,410	119,424,149

Hypermarkets & Super Centers–0.30%
Wal-Mart Stores, Inc.	567,348	37,637,866

Industrial Conglomerates–2.03%
General Electric Co.	8,688,062	253,170,127

Industrial Machinery–0.57%
Ingersoll-Rand PLC	1,284,701	71,377,988

Insurance Brokers–2.14%
Aon PLC	974,388	92,849,432
Marsh & McLennan Cos., Inc.	1,737,158	99,104,864
Willis Towers Watson PLC	662,253	75,046,510
		267,000,806

Integrated Oil & Gas–3.26%
Exxon Mobil Corp.	957,000	76,703,550
Occidental Petroleum Corp.	1,230,238	84,664,979
Royal Dutch Shell PLC–Class A (United Kingdom)	6,637,498	151,060,537
TOTAL S.A. (France)	2,106,622	94,377,383
		406,806,449

Integrated Telecommunication Services–1.19%
Koninklijke KPN N.V. (Netherlands)	6,359,508	23,402,863
Orange S.A. (France)	1,421,615	24,533,381
Telecom Italia S.p.A. (Italy)(b)	13,281,280	12,929,111
Telefónica, S.A. (Spain)	1,033,822	10,274,506
Verizon Communications Inc.	1,515,321	76,872,234
		148,012,095

Internet Software & Services–0.69%
eBay Inc.(b)	3,612,774	85,984,021

Investment Banking & Brokerage–2.61%
Charles Schwab Corp. (The)	3,026,838	75,822,292
Goldman Sachs Group, Inc. (The)	562,500	84,110,625
Morgan Stanley	6,725,312	166,115,206
		326,048,123

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Equity and Income Fund

	Shares	Value
Managed Health Care–0.99%
Anthem, Inc.	477,151	$62,358,864
UnitedHealth Group Inc.	518,147	61,711,308
		124,070,172

Movies & Entertainment–0.52%
Time Warner Inc.	987,642	65,381,900

Multi-Utilities–0.57%
PG&E Corp.	1,259,583	71,456,144

Oil & Gas Equipment & Services–1.17%
Baker Hughes Inc.	1,907,149	81,759,478
Weatherford International PLC(b)	10,124,015	64,793,696
		146,553,174

Oil & Gas Exploration & Production–2.27%
Apache Corp.	3,015,392	115,429,206
California Resources Corp.	115,642	65,002
Canadian Natural Resources Ltd. (Canada)	4,245,466	88,747,295
Devon Energy Corp.	4,003,523	78,789,333
		283,030,836

Other Diversified Financial Services–0.72%
Voya Financial, Inc.	3,050,837	89,572,574

Packaged Foods & Meats–0.87%
Mondelez International, Inc.–Class A	2,678,236	108,548,905

Pharmaceuticals–4.68%
Eli Lilly and Co.	1,224,220	88,143,840
Merck & Co., Inc.	2,976,063	149,428,123
Novartis AG (Switzerland)	1,021,647	72,915,168
Pfizer Inc.	3,665,776	108,763,574
Sanofi (France)	987,588	78,137,746
Teva Pharmaceutical Industries Ltd.–ADR (Israel)	1,573,043	87,461,191
		584,849,642

Publishing–0.48%
Thomson Reuters Corp.	1,630,318	59,736,751

Railroads–0.59%
CSX Corp.	3,045,685	73,522,836

Regional Banks–3.77%
BB&T Corp.	1,969,026	63,323,876
Citizens Financial Group Inc.	6,754,653	129,891,977
Fifth Third Bancorp	4,982,072	76,026,419
First Horizon National Corp.	4,935,681	59,326,886
PNC Financial Services Group, Inc. (The)	1,740,926	141,554,693
		470,123,851

Security & Alarm Services–0.90%
Tyco International PLC	3,178,914	111,834,195

Semiconductor Equipment–0.77%
Applied Materials, Inc.	5,111,702	96,457,817

	Shares	Value
Semiconductors–0.80%
Intel Corp.	3,356,341	$99,314,130

Specialized Finance–0.49%
CME Group Inc.–Class A	664,418	60,754,382

Systems Software–1.99%
Microsoft Corp.	2,371,484	120,661,106
Oracle Corp.	3,468,063	127,555,357
		248,216,463

Technology Hardware, Storage & Peripherals–0.61%
NetApp, Inc.	3,067,947	76,207,803

Tobacco–1.06%
Philip Morris International Inc.	1,458,603	132,776,631

Wireless Telecommunication Services–0.62%
Vodafone Group PLC–ADR (United Kingdom)	2,548,594	77,477,258
Total Common Stocks & Other Equity Interests (Cost $7,203,279,212)		7,786,617,998

	Principal Amount
Bonds and Notes–20.59%
Advertising–0.03%
Interpublic Group of Cos., Inc. (The), Sr. Unsec. Global Notes, 2.25%, 11/15/2017	$4,145,000	4,070,535

Aerospace & Defense–0.33%
BAE Systems Holdings Inc. (United Kingdom), Sr. Unsec. Gtd. Notes, 2.85%, 12/15/2020(c)	3,091,000	3,126,793
Boeing Capital Corp., Sr. Unsec. Notes, 2.13%, 08/15/2016	10,000,000	10,054,405
L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/2024	1,489,000	1,404,304
Lockheed Martin Corp., Sr. Unsec. Global Notes, 2.13%, 09/15/2016	20,720,000	20,840,290
Northrop Grumman Corp., Sr. Unsec. Global Notes, 3.85%, 04/15/2045	1,938,000	1,858,196
Precision Castparts Corp., Sr. Unsec. Global Notes, 2.50%, 01/15/2023	4,150,000	4,097,409
		41,381,397

Agricultural & Farm Machinery–0.12%
Deere & Co., Sr. Unsec. Notes, 2.60%, 06/08/2022	14,645,000	14,686,438

Agricultural Products–0.04%
Ingredion Inc., Sr. Unsec. Notes, 6.63%, 04/15/2037	3,940,000	4,861,603

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Equity and Income Fund

	Principal Amount	Value
Air Freight & Logistics–0.11%
FedEx Corp.,
Sr. Unsec. Gtd. Bonds, 4.90%, 01/15/2034	$4,310,000	$4,443,181
Sr. Unsec. Gtd. Notes, 5.10%, 01/15/2044	8,875,000	9,083,860
		13,527,041

Airlines–0.22%
American Airlines Pass Through Trust, Series 2014-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.70%, 10/01/2026	4,257,046	4,201,172
Continental Airlines Pass Through Trust, Series 2009-1, Sr. Sec. First Lien Pass Through Ctfs., 9.00%, 07/08/2016	2,343,389	2,396,408
Series 2010-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.75%, 01/12/2021	3,560,939	3,728,971
Series 2012-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.15%, 04/11/2024	5,042,481	5,187,452
Delta Air Lines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 6.20%, 07/02/2018	1,739,377	1,865,917
United Airlines Pass Through Trust, Series 2014-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.75%, 09/03/2026	5,455,000	5,547,053
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, Sec. Gtd. Pass Through Ctfs., 5.00%, 10/23/2023(c)	4,814,442	4,964,845
		27,891,818

Apparel Retail–0.03%
Ross Stores, Inc., Sr. Unsec. Notes, 3.38%, 09/15/2024	3,638,000	3,689,763

Application Software–0.49%
Citrix Systems, Inc., Sr. Unsec. Conv. Bonds, 0.50%, 04/15/2019	46,415,000	50,273,247
Nuance Communications, Inc., Sr. Unsec. Conv. Notes, 1.00%, 12/15/2022(c)(d)	11,886,000	11,328,844
		61,602,091

Asset Management & Custody Banks–0.09%
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/2024(c)	4,260,000	4,365,652
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/2044(c)	3,975,000	3,896,174
KKR Group Finance Co. III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/2044(c)	3,217,000	3,161,048
		11,422,874

	Principal Amount	Value
Automobile Manufacturers–0.18%
Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 1.88%, 01/11/2018(c)	$5,220,000	$5,203,301
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 4.13%, 08/04/2025	7,006,000	7,014,446
General Motors Co., Sr. Unsec. Global Notes, 6.60%, 04/01/2036	4,317,000	4,484,284
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/01/2026	5,467,000	5,514,836
		22,216,867

Automotive Retail–0.12%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 4.50%, 12/01/2023	6,415,000	6,629,402
5.75%, 05/01/2020	7,393,000	8,094,356
		14,723,758

Biotechnology–0.69%
AbbVie Inc., Sr. Unsec. Global Notes, 4.50%, 05/14/2035	7,233,000	7,229,651
Amgen Inc., Sr. Unsec. Notes, 2.30%, 06/15/2016	7,477,000	7,506,684
BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 1.50%, 10/15/2020	21,842,000	25,705,304
Celgene Corp., Sr. Unsec. Global Notes,
4.00%, 08/15/2023	4,735,000	4,957,637
4.63%, 05/15/2044	13,875,000	13,287,789
5.00%, 08/15/2045	1,714,000	1,753,186
Gilead Sciences, Inc., Sr. Unsec. Global Notes, 3.05%, 12/01/2016	19,850,000	20,157,705
4.40%, 12/01/2021	4,988,000	5,486,286
		86,084,242

Brewers–0.34%
Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes,
2.65%, 02/01/2021	10,569,000	10,734,532
3.30%, 02/01/2023	6,427,000	6,613,968
4.70%, 02/01/2036	10,870,000	11,368,112
4.90%, 02/01/2046	12,141,000	13,095,604
		41,812,216

Broadcasting–0.47%
Liberty Media Corp., Sr. Unsec. Conv. Bonds, 1.38%, 10/15/2023	61,171,000	58,685,928

Cable & Satellite–0.36%
CCO Safari II, LLC, Sr. Sec. Gtd. First Lien Notes, 4.46%, 07/23/2022(c)	10,845,000	11,033,681

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Equity and Income Fund

	Principal Amount	Value
Cable & Satellite–(continued)
Comcast Corp.,
Sr. Unsec. Gtd. Global Notes,
4.25%, 01/15/2033	$1,605,000	$1,643,264
5.70%, 05/15/2018	4,735,000	5,169,666
Sr. Unsec. Gtd. Notes,
4.40%, 08/15/2035	7,245,000	7,541,016
6.45%, 03/15/2037	2,465,000	3,066,532
Cox Communications, Inc., Sr. Unsec. Notes,
4.70%, 12/15/2042(c)	4,980,000	3,821,672
6.25%, 06/01/2018(c)	3,700,000	3,966,881
8.38%, 03/01/2039(c)	655,000	713,306
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes,
5.15%, 04/30/2020	3,320,000	3,743,629
5.95%, 04/01/2041	3,365,000	4,006,783
		44,706,430

Catalog Retail–0.25%
Liberty Interactive LLC, Sr. Unsec. Conv. Global Deb., 0.75%, 03/30/2023(d)	15,395,000	23,996,956
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.45%, 08/15/2034	8,810,000	7,372,490
		31,369,446

Commodity Chemicals–0.08%
Montell Finance Co. B.V. (Netherlands), Sr. Unsec. Gtd. Deb., 8.10%, 03/15/2027(c)	7,384,000	9,395,734

Communications Equipment–0.39%
Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 12/15/2020(c)	14,876,000	19,217,932
Viavi Solutions Inc., Sr. Unsec. Conv. Deb., 0.63%, 08/15/2018(d)	31,263,000	29,895,244
		49,113,176

Consumer Finance–0.03%
American Express Co., Unsec. Sub. Global Notes, 3.63%, 12/05/2024	3,423,000	3,361,549

Data Processing & Outsourced Services–0.06%
Visa Inc., Sr. Unsec. Global Notes, 4.15%, 12/14/2035	7,245,000	7,706,322

Diversified Banks–1.68%
Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.00%, 04/27/2016	21,928,000	22,038,451
Bank of America Corp.,
Sr. Unsec. Global Notes,
5.75%, 12/01/2017	2,825,000	2,997,800
Sr. Unsec. Medium-Term Global Notes,
5.65%, 05/01/2018	8,680,000	9,275,839

	Principal Amount	Value
Diversified Banks–(continued)
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/2024(c)	$6,875,000	$6,857,018
BNP Paribas S.A. (France), Unsec. Sub. Gtd. Medium-Term Notes, 4.25%, 10/15/2024	5,010,000	4,895,544
Citigroup Inc., Unsec. Sub. Global Notes,
5.30%, 05/06/2044	2,765,000	2,779,668
6.68%, 09/13/2043	8,000,000	9,371,928
Danske Bank A/S (Denmark), Sr. Unsec. Notes, 3.88%, 04/14/2016(c)	9,435,000	9,465,117
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/2018(c)	8,535,000	9,234,200
JPMorgan Chase & Co.,
Unsec. Sub. Global Notes, 4.25%, 10/01/2027	3,640,000	3,712,334
Series V, Jr. Unsec. Sub. Global Notes, 5.00%(e)	6,410,000	6,025,400
Series X, Jr. Unsec. Sub. Global Notes, 6.10%(e)	10,895,000	10,895,000
Series Z, Jr. Unsec. Sub. Global Notes, 5.30%(e)	7,145,000	6,993,169
Lloyds Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.30%, 11/27/2018	5,240,000	5,261,442
Mizuho Financial Group Cayman 3 Ltd. (Japan), Unsec. Gtd. Sub. Notes, 4.60%, 03/27/2024(c)	545,000	566,078
National Australia Bank Ltd. (Australia), Sr. Unsec. Medium-Term Global Notes, 2.00%, 01/14/2019	10,015,000	10,060,658
Royal Bank of Canada (Canada), Sr. Unsec. Medium-Term Global Notes, 2.50%, 01/19/2021	10,875,000	11,029,773
Societe Generale S.A. (France),
Sr. Unsec. Bonds, 2.63%, 09/16/2020(c)	8,565,000	8,559,321
Unsec. Sub. Notes,
5.00%, 01/17/2024(c)	7,365,000	7,236,286
5.63%, 11/24/2045(c)	7,260,000	6,478,937
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.05%, 01/15/2021(c)	7,250,000	7,168,786
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec. Gtd. Medium-Term Global Notes, 2.65%, 07/23/2020	7,235,000	7,315,714

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Equity and Income Fund

	Principal Amount	Value
Diversified Banks–(continued)
Wells Fargo & Co.,
Sr. Unsec. Global Notes, 1.50%, 01/16/2018	$2,070,000	$2,068,428
Sr. Unsec. Medium-Term Notes, 3.55%, 09/29/2025	6,840,000	7,097,071
Sr. Unsec. Notes, 3.90%, 05/01/2045	14,525,000	14,025,267
Unsec. Sub. Medium-Term Notes,
4.10%, 06/03/2026	4,515,000	4,676,249
4.65%, 11/04/2044	14,430,000	14,131,046
		210,216,524

Diversified Capital Markets–0.05%
Credit Suisse AG (Switzerland), Unsec. Sub. Notes, 6.50%, 08/08/2023(c)	6,536,000	6,704,403

Diversified Chemicals–0.11%
Eastman Chemical Co., Sr. Unsec. Global Notes, 2.70%, 01/15/2020	8,092,000	8,018,286
Solvay Finance America LLC (Belgium), Sr. Unsec. Gtd. Notes, 4.45%, 12/03/2025(c)	5,166,000	5,188,772
		13,207,058

Diversified Metals & Mining–0.07%
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes,
7.13%, 07/15/2028	2,175,000	2,475,625
9.00%, 05/01/2019	5,240,000	6,081,201
		8,556,826

Diversified Real Estate Activities–0.04%
Brookfield Asset Management Inc. (Canada), Sr. Unsec. Notes, 4.00%, 01/15/2025	4,515,000	4,611,919

Diversified Support Services–0.04%
Cintas Corp. No. 2, Sr. Unsec. Gtd. Notes, 2.85%, 06/01/2016	4,605,000	4,629,955

Drug Retail–0.19%
CVS Health Corp., Sr. Unsec. Global Bonds, 3.38%, 08/12/2024	3,740,000	3,868,396
CVS Pass Through Trust, Sr. Sec. First Lien Global Pass Through Ctfs., 6.04%, 12/10/2028	8,722,878	9,765,353
Walgreens Boots Alliance Inc.,
Sr. Unsec. Global Notes,
3.30%, 11/18/2021	6,129,000	6,182,736
4.50%, 11/18/2034	4,519,000	4,066,522
		23,883,007

	Principal Amount	Value
Electric Utilities–0.23%
Electricite de France S.A. (France), Jr. Unsec. Sub. Notes, 5.63%(c)(e)	$8,670,000	$7,347,825
Sr. Unsec. Notes,
4.60%, 01/27/2020(c)	2,150,000	2,349,338
4.88%, 01/22/2044(c)	9,110,000	8,950,976
Georgia Power Co., Sr. Unsec. Notes, 3.00%, 04/15/2016	8,795,000	8,816,456
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/2021	1,050,000	1,191,288
PPL Electric Utilities Corp., Sr. Sec. First Mortgage Bonds, 6.25%, 05/15/2039	355,000	471,540
		29,127,423

Environmental & Facilities Services–0.04%
Waste Management, Inc., Sr. Unsec. Gtd. Global Notes, 3.90%, 03/01/2035	4,786,000	4,670,930

Fertilizers & Agricultural Chemicals–0.02%
Monsanto Co., Sr. Unsec. Global Notes, 2.13%, 07/15/2019	3,055,000	3,045,549

Food Retail–0.09%
Kraft Heinz Co. (The), Sr. Unsec. Gtd. Notes, 1.60%, 06/30/2017(c)	10,860,000	10,852,197

General Merchandise Stores–0.23%
Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/2023	3,650,000	3,605,742
Target Corp.,
Sr. Unsec. Global Notes, 2.90%, 01/15/2022	9,830,000	10,211,871
Sr. Unsec. Notes, 5.88%, 07/15/2016	14,510,000	14,787,010
		28,604,623

Gold–0.01%
Newmont Mining Corp., Sr. Unsec. Gtd. Global Notes, 3.50%, 03/15/2022	1,423,000	1,378,461

Health Care Distributors–0.25%
McKesson Corp.,
Sr. Unsec. Global Notes, 2.28%, 03/15/2019	11,085,000	11,163,959
Sr. Unsec. Notes, 3.25%, 03/01/2016	19,600,000	19,603,126
		30,767,085

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Equity and Income Fund

	Principal Amount	Value
Health Care Equipment–0.73%
Becton, Dickinson and Co.,
Sr. Unsec. Global Bonds, 4.88%, 05/15/2044	$7,465,000	$7,893,028
Sr. Unsec. Global Notes,
1.75%, 11/08/2016	3,740,000	3,753,455
3.88%, 05/15/2024	6,825,000	7,098,113
Sr. Unsec. Notes, 2.68%, 12/15/2019	3,198,000	3,266,771
Edwards Lifesciences Corp., Sr. Unsec. Global Notes, 2.88%, 10/15/2018	7,055,000	7,183,563
Medtronic, Inc., Sr. Unsec. Gtd. Global Notes,
3.15%, 03/15/2022	10,944,000	11,419,380
4.00%, 04/01/2043	5,720,000	5,515,087
4.38%, 03/15/2035	3,883,000	4,021,452
4.63%, 03/15/2044	5,490,000	5,831,722
NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/2017	13,684,000	15,813,573
Wright Medical Group, Inc., Sr. Unsec. Conv. Bonds, 2.00%, 02/15/2020	20,807,000	18,869,348
		90,665,492

Health Care Facilities–0.48%
Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/2018	24,795,000	23,555,250
HealthSouth Corp., Sr. Unsec. Sub. Conv. Notes, 2.00%, 12/01/2020(d)	33,605,000	36,146,378
		59,701,628

Health Care REIT’s–0.11%
HCP, Inc., Sr. Unsec. Global Notes,
3.88%, 08/15/2024	5,085,000	4,783,861
4.20%, 03/01/2024	4,690,000	4,534,243
Ventas Realty L.P., Sr. Unsec. Gtd. Notes, 5.70%, 09/30/2043	2,080,000	2,269,080
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 4.25%, 03/01/2022	1,905,000	1,994,199
		13,581,383

Health Care Services–0.26%
Express Scripts Holding Co.,
Sr. Unsec. Gtd. Global Notes, 2.25%, 06/15/2019	5,685,000	5,650,927
Sr. Unsec. Gtd. Notes, 3.13%, 05/15/2016	18,659,000	18,730,511
Laboratory Corp. of America Holdings, Sr. Unsec. Notes,
3.20%, 02/01/2022	6,132,000	6,112,089
4.70%, 02/01/2045	2,694,000	2,550,097
		33,043,624

	Principal Amount	Value
Home Improvement Retail–0.06%
Home Depot, Inc. (The), Sr. Unsec. Global Notes, 2.00%, 04/01/2021	$6,883,000	$6,932,520

Homebuilding–0.06%
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2043	10,130,000	7,652,045

Hotels, Resorts & Cruise Lines–0.01%
Wyndham Worldwide Corp., Sr. Unsec. Notes, 2.95%, 03/01/2017	1,225,000	1,226,855

Housewares & Specialties–0.10%
Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/2021	12,185,000	12,502,279

Hypermarkets & Super Centers–0.04%
Wal-Mart Stores, Inc., Sr. Unsec. Global Notes,
3.30%, 04/22/2024	3,610,000	3,838,271
6.50%, 08/15/2037	730,000	958,638
		4,796,909

Industrial Machinery–0.19%
Pentair Finance S.A. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 5.00%, 05/15/2021	7,940,000	8,431,319
Valmont Industries, Inc.,
Sr. Unsec. Gtd. Global Notes,
5.00%, 10/01/2044	4,195,000	3,836,327
5.25%, 10/01/2054	13,347,000	11,752,888
		24,020,534

Insurance Brokers–0.03%
Marsh & McLennan Cos., Inc., Sr. Unsec. Global Notes, 4.05%, 10/15/2023	3,960,000	4,169,904

Integrated Oil & Gas–0.31%
BP Capital Markets PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.24%, 05/10/2019	5,302,000	5,251,353
Chevron Corp., Sr. Unsec. Global Notes,
1.37%, 03/02/2018	14,553,000	14,466,308
1.72%, 06/24/2018	5,275,000	5,271,210
Husky Energy Inc. (Canada), Sr. Unsec. Global Notes, 3.95%, 04/15/2022	3,630,000	3,137,066
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/24/2022	7,430,000	7,150,862
Suncor Energy Inc. (Canada), Sr. Unsec. Notes, 3.60%, 12/01/2024	3,379,000	3,066,459
		38,343,258

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Equity and Income Fund

	Principal Amount	Value
Integrated Telecommunication Services–0.55%
AT&T Inc., Sr. Unsec. Global Notes,
3.00%, 06/30/2022	$5,334,000	$5,315,438
3.40%, 05/15/2025	2,967,000	2,920,046
4.50%, 05/15/2035	4,755,000	4,389,804
5.35%, 09/01/2040	2,077,000	2,048,223
6.15%, 09/15/2034	3,675,000	3,953,379
British Telecommunications PLC (United Kingdom), Sr. Unsec. Global Notes, 1.25%, 02/14/2017	5,420,000	5,414,534
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Sr. Unsec. Gtd. Global Notes,
3.80%, 03/15/2022	3,340,000	3,439,789
5.15%, 03/15/2042	1,370,000	1,276,600
Telefonica Emisiones S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 7.05%, 06/20/2036	3,600,000	4,294,472
Verizon Communications Inc.,
Sr. Unsec. Global Notes,
4.40%, 11/01/2034	3,285,000	3,095,730
4.52%, 09/15/2048	19,069,000	17,545,006
5.01%, 08/21/2054	6,727,000	6,281,995
5.15%, 09/15/2023	4,525,000	5,120,151
6.40%, 02/15/2038	3,500,000	3,979,490
		69,074,657

Investment Banking & Brokerage–1.75%
Goldman Sachs Group, Inc. (The),
Sr. Unsec. Global Notes, 5.25%, 07/27/2021	5,510,000	6,117,742
Unsec. Sub. Notes, 4.25%, 10/21/2025	5,807,000	5,753,288
Series 0000, Sr. Unsec. Exchangeable Basket-Linked Conv. Medium-Term Notes,
1.00%, 03/15/2017(c)(f)	61,461,000	77,591,439
1.00%, 09/28/2020(c)(g)	59,890,000	64,310,481
Jefferies Group LLC, Sr. Unsec. Conv. Deb., 3.88%, 11/01/2017(d)	30,876,000	30,451,455
Lazard Group LLC, Sr. Unsec. Global Notes, 3.75%, 02/13/2025	11,653,000	10,602,523
Macquarie Bank Ltd. (Australia), Sr. Unsec. Notes, 5.00%, 02/22/2017(c)	6,100,000	6,292,431
Morgan Stanley,
Sr. Unsec. Global Notes, 6.38%, 07/24/2042	8,140,000	10,141,585
Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/23/2025	6,870,000	7,090,860
		218,351,804

IT Consulting & Other Services–0.04%
Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/2022	4,954,000	4,945,454

	Principal Amount	Value
Life & Health Insurance–0.15%
MetLife, Inc., Sr. Unsec. Global Notes, 4.60%, 05/13/2046	$5,080,000	$5,036,137
Prudential Financial, Inc.,
Sr. Unsec. Medium-Term Notes, 5.10%, 08/15/2043	4,010,000	4,022,908
Series D, Sr. Unsec. Medium-Term Notes, 6.63%, 12/01/2037	3,475,000	4,098,295
Reliance Standard Life Global Funding II, Sr. Sec. Notes, 3.05%, 01/20/2021(c)	4,985,000	5,051,535
		18,208,875

Life Sciences Tools & Services–0.10%
Thermo Fisher Scientific Inc., Sr. Unsec. Global Notes, 2.25%, 08/15/2016	12,000,000	12,058,482

Managed Health Care–0.08%
Aetna, Inc., Sr. Unsec. Global Notes, 3.95%, 09/01/2020	9,990,000	10,564,929

Movies & Entertainment–0.11%
Live Nation Entertainment, Inc., Sr. Unsec. Conv. Bonds, 2.50%, 05/15/2019	11,374,000	11,238,934
Viacom Inc., Sr. Unsec. Global Deb., 4.85%, 12/15/2034	3,527,000	2,733,742
		13,972,676

Multi-Line Insurance–0.28%
American International Group, Inc.,
Sr. Unsec. Global Notes,
2.30%, 07/16/2019	3,855,000	3,831,970
4.38%, 01/15/2055	7,405,000	5,966,301
CNA Financial Corp.,
Sr. Unsec. Global Bonds, 5.88%, 08/15/2020	4,915,000	5,428,214
Sr. Unsec. Notes, 7.35%, 11/15/2019	425,000	490,222
Farmers Exchange Capital III, Unsec. Sub. Notes, 5.45%, 10/15/2054(c)	9,460,000	9,212,290
Nationwide Financial Services Inc., Sr. Unsec. Notes, 5.30%, 11/18/2044(c)	9,220,000	9,809,347
		34,738,344

Multi-Utilities–0.03%
Enable Midstream Partners, LP, Sr. Unsec. Gtd. Global Notes, 2.40%, 05/15/2019	4,395,000	3,390,743

Office REIT’s–0.06%
Highwoods Realty L.P., Sr. Unsec. Notes, 3.20%, 06/15/2021	1,650,000	1,641,969
Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/2024	6,115,000	6,254,615
		7,896,584

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Equity and Income Fund

	Principal Amount	Value
Office Services & Supplies–0.04%
Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/2024	$5,065,000	$4,955,847

Oil & Gas Drilling–0.02%
Noble Holding International Ltd. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 2.50%, 03/15/2017	1,150,000	1,099,688
Rowan Cos., Inc., Sr. Unsec. Gtd. Notes, 5.85%, 01/15/2044	1,714,000	874,140
		1,973,828

Oil & Gas Equipment & Services–0.05%
Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 03/15/2018(d)	11,911,000	6,513,828

Oil & Gas Exploration & Production–0.32%
Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 2.63%, 12/01/2019	18,562,000	8,492,115
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes,
2.88%, 11/15/2021	8,738,000	7,931,745
4.15%, 11/15/2034	9,367,000	7,558,237
Devon Energy Corp., Sr. Unsec. Global Notes, 2.25%, 12/15/2018	4,368,000	3,805,620
Noble Energy, Inc., Sr. Unsec. Global Notes, 5.25%, 11/15/2043	7,940,000	5,828,500
Stone Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/2017	12,132,000	6,733,260
		40,349,477

Oil & Gas Storage & Transportation–0.51%
Energy Transfer Partners, L.P., Sr. Unsec. Notes, 4.90%, 03/15/2035	3,640,000	2,603,925
Enterprise Products Operating LLC,
Sr. Unsec. Gtd. Global Bonds, 6.45%, 09/01/2040	555,000	548,061
Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/2020	2,889,000	3,015,844
Sr. Unsec. Gtd. Notes, 2.55%, 10/15/2019	3,770,000	3,659,172
Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/2019	4,420,000	4,744,903
Kinder Morgan Inc., Sr. Unsec. Gtd. Notes, 5.30%, 12/01/2034	4,203,000	3,350,171
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/2022	4,275,000	3,529,534
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2038	2,245,000	2,278,912

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Spectra Energy Partners, L.P.,
Sr. Unsec. Global Notes, 4.50%, 03/15/2045	$5,468,000	$4,421,121
Sr. Unsec. Notes, 2.95%, 06/15/2016	12,896,000	12,908,296
Sunoco Logistics Partners Operations L.P., Sr. Unsec. Gtd. Notes,
5.30%, 04/01/2044	8,165,000	5,936,804
5.50%, 02/15/2020	5,405,000	5,139,761
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/2032	3,835,000	4,212,650
Western Gas Partners L.P., Sr. Unsec. Notes, 5.45%, 04/01/2044	9,710,000	6,457,150
Williams Partners L.P., Sr. Unsec. Global Notes, 5.10%, 09/15/2045	276,000	189,060
		62,995,364

Other Diversified Financial Services–0.13%
Athene Global Funding, Sec. Notes, 2.88%, 10/23/2018(c)	6,568,000	6,460,978
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/2019(c)	9,335,000	9,292,978
		15,753,956

Packaged Foods & Meats–0.15%
General Mills, Inc., Sr. Unsec. Global Notes, 2.20%, 10/21/2019	8,595,000	8,687,890
Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 3.88%, 06/27/2024(c)	7,565,000	7,397,110
Mead Johnson Nutrition Co., Sr. Unsec. Global Notes, 4.13%, 11/15/2025	648,000	671,140
Tyson Foods, Inc., Sr. Unsec. Gtd. Global Bonds, 4.88%, 08/15/2034	2,136,000	2,202,235
		18,958,375

Paper Packaging–0.09%
Packaging Corp. of America, Sr. Unsec. Global Notes, 4.50%, 11/01/2023	11,003,000	11,418,957

Paper Products–0.02%
International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/2041	2,855,000	2,780,639

Pharmaceuticals–0.84%
Actavis Funding SCS, Sr. Unsec. Gtd. Global Notes,
1.85%, 03/01/2017	9,281,000	9,307,957
4.85%, 06/15/2044	9,265,000	9,537,595
Allergan, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 04/01/2016	9,117,000	9,149,693

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Equity and Income Fund

	Principal Amount	Value
Pharmaceuticals–(continued)
Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 3.00%, 10/08/2021(c)	$6,079,000	$6,260,704
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Bonds, 1.88%, 08/15/2021	14,556,000	14,683,365
Merck & Co., Inc., Sr. Unsec. Global Notes, 0.70%, 05/18/2016	19,405,000	19,414,770
Perrigo Co. PLC, Sr. Unsec. Global Notes, 2.30%, 11/08/2018	3,945,000	3,856,936
Sanofi (France), Sr. Unsec. Global Notes, 2.63%, 03/29/2016	28,540,000	28,584,451
Zoetis Inc., Sr. Unsec. Global Notes, 4.70%, 02/01/2043	4,101,000	3,615,040
		104,410,511

Property & Casualty Insurance–0.26%
Liberty Mutual Group Inc., Sr. Unsec. Gtd. Bonds, 4.85%, 08/01/2044(c)	6,360,000	6,069,361
Markel Corp., Sr. Unsec. Notes, 5.00%, 03/30/2043	4,185,000	4,357,704
Old Republic International Corp., Sr. Unsec. Conv. Notes, 3.75%, 03/15/2018	8,381,000	10,209,106
Travelers Cos., Inc. (The), Sr. Unsec. Global Notes, 4.60%, 08/01/2043	6,455,000	6,918,940
WR Berkley Corp., Sr. Unsec. Global Notes, 4.63%, 03/15/2022	5,040,000	5,422,468
		32,977,579

Railroads–0.40%
Burlington Northern Santa Fe, LLC, Sr. Unsec. Deb., 5.15%, 09/01/2043	19,380,000	21,575,124
Canadian National Railway Co. (Canada), Sr. Unsec. Notes, 5.80%, 06/01/2016	15,990,000	16,190,586
CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/2041	1,660,000	1,825,054
Union Pacific Corp.,
Sr. Unsec. Notes,
4.15%, 01/15/2045	4,410,000	4,437,139
4.85%, 06/15/2044	5,560,000	6,181,055
		50,208,958

Regional Banks–0.32%
PNC Bank, N.A., Series BKNT, Sr. Unsec. Notes, 1.30%, 10/03/2016	16,480,000	16,501,844
SunTrust Banks, Inc., Sr. Unsec. Notes, 3.60%, 04/15/2016	23,334,000	23,355,374
		39,857,218

Reinsurance–0.06%
Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/2023	7,510,000	8,010,872

	Principal Amount	Value
Renewable Electricity–0.05%
Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/2044	$5,806,000	$5,802,749

Research & Consulting Services–0.04%
Verisk Analytics, Inc., Sr. Unsec. Global Notes, 5.50%, 06/15/2045	5,065,000	4,662,918

Semiconductor Equipment–0.41%
Lam Research Corp.,
Sr. Unsec. Global Notes, 3.80%, 03/15/2025	6,120,000	5,945,020
Series B, Sr. Unsec. Conv. Notes, 1.25%, 05/15/2018	33,039,000	44,994,988
		50,940,008

Semiconductors–1.14%
Microchip Technology Inc., Sr. Unsec. Sub. Conv. Bonds, 1.63%, 02/15/2025	18,228,000	17,578,627
Micron Technology, Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/2028(d)	35,244,000	24,582,690
NVIDIA Corp., Sr. Unsec. Conv. Bonds, 1.00%, 12/01/2018	42,110,000	67,902,375
ON Semiconductor Corp., Sr. Unsec. Gtd. Conv. Notes, 1.00%, 12/01/2020(c)	36,461,000	32,062,892
		142,126,584

Soft Drinks–0.40%
Coca-Cola Co. (The), Sr. Unsec. Global Notes, 1.80%, 09/01/2016	17,475,000	17,568,823
PepsiCo, Inc.,
Sr. Unsec. Global Notes, 3.60%, 03/01/2024	6,320,000	6,838,477
Sr. Unsec. Notes, 2.50%, 05/10/2016	25,410,000	25,500,866
		49,908,166

Specialized Finance–0.32%
Air Lease Corp., Sr. Unsec. Global Notes,
2.63%, 09/04/2018	8,760,000	8,508,150
4.25%, 09/15/2024	4,355,000	4,041,984
Aviation Capital Group Corp.,
Sr. Unsec. Notes,
2.88%, 09/17/2018(c)	7,805,000	7,546,268
4.88%, 10/01/2025(c)	7,745,000	7,606,307
Moody’s Corp., Sr. Unsec. Global Notes, 4.50%, 09/01/2022	9,185,000	9,997,900
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 02/15/2022	2,550,000	2,629,152
		40,329,761

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Equity and Income Fund

	Principal Amount	Value
Specialized REIT’s–0.05%
Crown Castle International Corp., Sr. Unsec. Notes, 4.45%, 02/15/2026	$6,640,000	$6,797,700

Steel–0.06%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 10.85%, 06/01/2019	7,005,000	7,390,275

Systems Software–0.40%
FireEye, Inc., Series A, Sr. Unsec. Conv. Notes, 1.00%, 06/01/2020(c)(d)	10,953,000	9,015,688
Series B, Sr. Unsec. Conv. Notes, 1.63%, 06/01/2022(c)(d)	10,953,000	8,680,253
Microsoft Corp., Sr. Unsec. Global Notes, 3.50%, 02/12/2035	4,259,000	4,030,520
NetSuite Inc., Sr. Unsec. Conv. Notes, 0.25%, 06/01/2018	23,004,000	21,695,647
Oracle Corp., Sr. Unsec. Global Notes, 4.30%, 07/08/2034	6,045,000	6,185,262
		49,607,370

Technology Hardware, Storage & Peripherals–0.58%
Apple Inc., Sr. Unsec. Global Notes, 2.15%, 02/09/2022	7,303,000	7,278,509
Hewlett Packard Enterprise Co.,
Sr. Unsec. Notes,
2.85%, 10/05/2018(c)	14,555,000	14,571,222
6.20%, 10/15/2035(c)	7,270,000	6,317,601
SanDisk Corp., Sr. Unsec. Conv. Bonds, 0.50%, 10/15/2020	37,991,000	39,106,986
Seagate HDD Cayman, Sr. Unsec. Gtd. Global Bonds,
4.75%, 01/01/2025	890,000	681,406
5.75%, 12/01/2034	7,094,000	4,291,870
		72,247,594

Thrifts & Mortgage Finance–0.39%
MGIC Investment Corp., Sr. Unsec. Conv. Notes,
2.00%, 04/01/2020	6,962,000	8,071,569
5.00%, 05/01/2017	24,396,000	25,417,582
Radian Group Inc., Sr. Unsec. Conv. Notes,
2.25%, 03/01/2019	4,063,000	4,641,978
3.00%, 11/15/2017	10,019,000	10,901,924
		49,033,053

Tobacco–0.24%
Philip Morris International Inc.,
Sr. Unsec. Global Bonds, 1.25%, 08/11/2017	2,167,000	2,172,720
Sr. Unsec. Global Notes,
2.50%, 05/16/2016	10,825,000	10,867,228
3.60%, 11/15/2023	3,940,000	4,246,572
4.88%, 11/15/2043	11,740,000	13,105,585
		30,392,105

	Principal Amount	Value
Trucking–0.06%
Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes, 2.50%, 03/15/2016(c)	$7,435,000	$7,438,056

Wireless Telecommunication Services–0.23%
America Movil S.A.B. de C.V. (Mexico),
Sr. Unsec. Global Notes, 4.38%, 07/16/2042	6,610,000	6,045,955
Sr. Unsec. Gtd. Global Notes, 2.38%, 09/08/2016	4,450,000	4,468,281
Crown Castle Towers LLC,
Sr. Sec. Gtd. First Lien Notes,
4.88%, 08/15/2020(c)	5,425,000	5,920,487
6.11%, 01/15/2020(c)	6,300,000	6,946,613
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/2043	6,080,000	5,751,388
		29,132,724
Total Bonds and Notes (Cost $2,557,851,928)		2,569,378,639

U.S. Treasury Securities–7.79%
U.S. Treasury Bills–0.02%
0.29%, 05/26/2016(h)(i)	1,865,000	1,863,618

U.S. Treasury Notes–7.26%
2.00%, 04/30/2016	17,445,000	17,491,483
1.75%, 05/31/2016	950,000	953,129
0.50%, 04/30/2017	48,000,000	47,875,274
0.88%, 04/30/2017	2,000,000	2,003,553
0.75%, 02/28/2018	81,150,000	81,092,618
1.25%, 01/31/2019	23,000,000	23,236,087
0.75%, 02/15/2019	95,780,000	95,356,434
3.63%, 08/15/2019	58,350,000	63,499,890
3.38%, 11/15/2019	10,000,000	10,835,800
1.13%, 02/28/2021	375,333,000	373,737,835
1.50%, 02/28/2023	10,661,000	10,649,486
1.63%, 02/15/2026	181,505,600	179,674,929
		906,406,518

U.S. Treasury Bonds–0.51%
3.00%, 11/15/2045	58,708,600	63,457,865
Total U.S. Treasury Securities (Cost $963,996,539)		971,728,001

	Shares
Preferred Stocks–0.96%
Asset Management & Custody Banks–0.19%
AMG Capital Trust II, $2.58 Jr. Unsec. Gtd. Sub. Conv. Pfd.	438,000	21,681,000
State Street Corp., Series D, 5.90% Pfd.	55,128	1,438,841
		23,119,841

Diversified Banks–0.03%
Wells Fargo & Co., 5.85% Pfd.	142,800	3,639,972

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Equity and Income Fund

	Shares	Value
Oil & Gas Storage & Transportation–0.30%
El Paso Energy Capital Trust I, $2.38 Jr. Unsec. Gtd. Sub. Conv. Pfd.	875,900	$38,057,855

Regional Banks–0.44%
KeyCorp, Series A, $7.75 Conv. Pfd.	427,098	55,518,469
Total Preferred Stocks (Cost $103,636,395)		120,336,137

	Principal Amount
U.S. Government Sponsored Agency Securities–0.45%
Federal Home Loan Mortgage Corp. (FHLMC)–0.38%
Unsec. Global Notes,
4.88%, 06/13/2018	$33,680,000	36,676,897
6.75%, 03/15/2031	7,000,000	10,555,979
		47,232,876

Federal National Mortgage Association (FNMA)–0.07%
Unsec. Global Notes, 6.63%, 11/15/2030	6,315,000	9,433,438
Total U.S. Government Sponsored Agency Securities (Cost $55,447,058)		56,666,314

Municipal Obligations–0.07%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/2057	2,600,000	3,174,444
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M); Series 2010 A, Taxable Build America RB, 6.66%, 04/01/2057	4,980,000	5,966,787
Total Municipal Obligations (Cost $7,640,528)		9,141,231

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.00%
Federal Home Loan Mortgage Corp. (FHLMC)–0.00%
Pass Through Ctfs.,
6.50%, 05/01/2029	2	2
5.50%, 02/01/2037	59	66
		68

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–0.00%
Pass Through Ctfs.,
7.00%, 07/01/2018 to 07/01/2032	$27,462	$28,981
5.50%, 03/01/2021	88	94
8.00%, 08/01/2021	2,221	2,310
		31,385

Government National Mortgage Association (GNMA)–0.00%
Pass Through Ctfs.,
8.00%, 04/15/2026 to 01/20/2031	29,297	31,958
7.50%, 12/20/2030	1,973	2,486
		34,444
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $62,676)		65,897

	Shares
Money Market Funds–7.30%
Liquid Assets Portfolio–Institutional Class, 0.42%(j)	455,501,888	455,501,888
Premier Portfolio–Institutional Class, 0.38%(j)	455,501,887	455,501,887
Total Money Market Funds (Cost $911,003,775)		911,003,775
TOTAL INVESTMENTS–99.55% (Cost $11,802,918,111)		12,424,937,992
OTHER ASSETS LESS LIABILITIES–0.45%		56,527,897
NET ASSETS–100.00%		$12,481,465,889

Investment Abbreviations:

ADR	– American Depositary Receipt
Conv.	– Convertible
Ctfs.	– Certificates
Deb.	– Debentures
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Equity and Income Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2016 was $495,009,158, which represented 3.97% of the Fund’s Net Assets.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Perpetual bond with no specified maturity date.
(f)	Exchangeable for a basket of four common stocks and one ordinary Share.
(g)	Exchangeable for a basket of five common shares.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 4.
(j)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 29, 2016.

Portfolio Composition

By security type, based on Net Assets as of February 29, 2016

Common Stocks & Other Equity Interests	62.4%
Bonds and Notes	20.6
U.S. Treasury Securities	7.8
Preferred Stocks	1.0
Security types each less than 1% of portfolio	0.5
Money Market Funds Plus Other Assets Less Liabilities	7.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Equity and Income Fund

Statement of Assets and Liabilities

February 29, 2016

(Unaudited)

Assets:
Investments, at value (Cost $10,891,914,336)	$11,513,934,217
Investments in affiliated money market funds, at value and cost	911,003,775
Total investments, at value (Cost $11,802,918,111)	12,424,937,992
Foreign currencies, at value (Cost $2,007,934)	1,995,503
Receivable for:
Investments sold	485,288,491
Fund shares sold	15,512,084
Dividends and interest	47,348,401
Investment for trustee deferred compensation and retirement plans	1,097,768
Unrealized appreciation on forward foreign currency contracts outstanding	16,202,382
Other assets	144,944
Total assets	12,992,527,565

Liabilities:
Payable for:
Investments purchased	480,420,652
Fund shares reacquired	17,126,333
Amount due custodian	568,377
Variation margin—futures	173,551
Accrued fees to affiliates	8,294,647
Accrued trustees’ and officers’ fees and benefits	22,535
Accrued other operating expenses	619,320
Trustee deferred compensation and retirement plans	1,336,766
Unrealized depreciation on forward foreign currency contracts outstanding	2,499,495
Total liabilities	511,061,676
Net assets applicable to shares outstanding	$12,481,465,889

Net assets consist of:
Shares of beneficial interest	$11,821,583,924
Undistributed net investment income	(24,446,024)
Undistributed net realized gain	48,649,347
Net unrealized appreciation	635,678,642
$12,481,465,889

Net Assets:
Class A	$9,196,390,104
Class B	$202,714,862
Class C	$1,544,030,258
Class R	$208,203,013
Class Y	$732,842,539
Class R5	$394,628,754
Class R6	$202,656,359

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	1,012,947,576
Class B	22,857,895
Class C	173,143,745
Class R	22,824,100
Class Y	80,693,489
Class R5	43,437,554
Class R6	22,313,850
Class A:
Net asset value per share	$9.08
Maximum offering price per share
(Net asset value of $9.08 ÷ 94.50%)	$9.61
Class B:
Net asset value and offering price per share	$8.87
Class C:
Net asset value and offering price per share	$8.92
Class R:
Net asset value and offering price per share	$9.12
Class Y:
Net asset value and offering price per share	$9.08
Class R5:
Net asset value and offering price per share	$9.08
Class R6:
Net asset value and offering price per share	$9.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Equity and Income Fund

Statement of Operations

For the six months ended February 29, 2016

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $2,382,962)	$105,765,212
Dividends from affiliated money market funds	941,839
Interest	47,845,256
Total investment income	154,552,307

Expenses:
Advisory fees	23,066,563
Administrative services fees	434,804
Custodian fees	188,869
Distribution fees:
Class A	12,015,457
Class B	1,203,330
Class C	8,131,005
Class R	542,962
Transfer agent fees — A, B, C, R and Y	10,510,060
Transfer agent fees — R5	203,032
Transfer agent fees — R6	3,119
Trustees’ and officers’ fees and benefits	197,733
Other	942,849
Total expenses	57,439,783
Less: Fees waived and expense offset arrangement(s)	(638,379)
Net expenses	56,801,404
Net investment income	97,750,903

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	85,412,694
Foreign currencies	(178,443)
Forward foreign currency contracts	22,479,760
Futures contracts	(4,628,543)
103,085,468
Change in net unrealized appreciation (depreciation) of:
Investment securities	(924,658,151)
Foreign currencies	(127,294)
Forward foreign currency contracts	7,295,097
Futures contracts	(361,589)
(917,851,937)
Net realized and unrealized gain (loss)	(814,766,469)
Net increase (decrease) in net assets resulting from operations	$(717,015,566)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Equity and Income Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	February 29, 2016	August 31, 2015
Operations:
Net investment income	$97,750,903	$180,306,245
Net realized gain	103,085,468	639,775,006
Change in net unrealized appreciation (depreciation)	(917,851,937)	(1,063,505,802)
Net increase (decrease) in net assets resulting from operations	(717,015,566)	(243,424,551)

Distributions to shareholders from net investment income:
Class A	(141,120,777)	(260,216,393)
Class B	(2,609,727)	(7,021,414)
Class C	(17,561,951)	(30,002,656)
Class R	(2,902,913)	(5,368,311)
Class Y	(12,228,861)	(21,553,271)
Class R5	(6,657,549)	(12,247,206)
Class R6	(3,176,691)	(4,726,916)
Total distributions from net investment income	(186,258,469)	(341,136,167)

Distributions to shareholders from net realized gains:
Class A	(266,959,800)	(842,979,900)
Class B	(6,706,307)	(33,958,762)
Class C	(45,979,749)	(140,184,003)
Class R	(5,987,733)	(19,237,356)
Class Y	(21,242,026)	(63,938,513)
Class R5	(11,414,804)	(34,430,457)
Class R6	(5,223,400)	(12,907,558)
Total distributions from net realized gains	(363,513,819)	(1,147,636,549)

Share transactions–net:
Class A	249,174,917	970,871,766
Class B	(45,808,148)	(124,425,413)
Class C	34,511,259	254,679,990
Class R	7,381,982	18,275,914
Class Y	23,343,797	162,275,763
Class R5	23,190,723	60,543,892
Class R6	29,417,157	63,841,482
Net increase in net assets resulting from share transactions	321,211,687	1,406,063,394
Net increase (decrease) in net assets	(945,576,167)	(326,133,873)

Net assets:
Beginning of period	13,427,042,056	13,753,175,929
End of period (includes undistributed net investment income of $(24,446,024) and $64,061,542, respectively)	$12,481,465,889	$13,427,042,056

Notes to Financial Statements

February 29, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Equity and Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

19                         Invesco Equity and Income Fund

The Fund’s investment objective is current income and, secondarily, capital appreciation.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

20                         Invesco Equity and Income Fund

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

21                         Invesco Equity and Income Fund

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $150 million	0.50%
Next $100 million	0.45%
Next $100 million	0.40%
Over $350 million	0.35%

For the six months ended February 29, 2016, the effective advisory fees incurred by the Fund was 0.35%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

22                         Invesco Equity and Income Fund

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 29, 2016, the Adviser waived advisory fees of $624,064.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares, Class C shares and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended February 29, 2016, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2016, IDI advised the Fund that IDI retained $1,584,974 in front-end sales commissions from the sale of Class A shares and $51,419, $14,292 and $47,048 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended February 29, 2016, the Fund incurred $31,251 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$8,350,327,215	$467,630,695	$—	$8,817,957,910
U.S. Treasury Securities	—	971,728,001	—	971,728,001
Corporate Debt Securities	—	2,569,378,639	—	2,569,378,639
U.S. Government Sponsored Agency Securities	—	56,732,211	—	56,732,211
Municipal Obligations	—	9,141,231	—	9,141,231
	8,350,327,215	4,074,610,777	—	12,424,937,992
Forward Foreign Currency Contracts*	—	13,702,887	—	13,702,887
Futures Contracts*	151,079	—	—	151,079
Total Investments	$8,350,478,294	$4,088,313,664	$—	$12,438,791,958

*	Unrealized appreciation (depreciation).

23                         Invesco Equity and Income Fund

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 29, 2016:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts(a)	$16,202,382	$(2,499,495)
Interest rate risk:
Futures contracts(b)	151,079	—
Total	$16,353,461	$(2,499,495)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the captions Unrealized appreciation on forward foreign currency contracts outstanding and Unrealized depreciation on forward foreign currency contracts outstanding.
(b)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 29, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Forward Foreign Currency Contracts	Futures Contracts
Realized Gain (Loss):
Currency risk	$22,479,760	$—
Interest rate risk	—	(4,628,543)
Change in Net Unrealized Appreciation (Depreciation):
Currency risk	7,295,097	—
Interest rate risk	—	(361,589)
Total	$29,774,857	$(4,990,132)

The table below summarizes the average notional value of forward foreign currency contracts and futures contracts outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$864,024,308	$178,105,702

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/11/16	Bank of New York Mellon (The)	CAD	71,310,346	USD	51,605,357	$52,711,414	$(1,106,057)
03/11/16	Bank of New York Mellon (The)	CHF	38,167,477	USD	39,341,425	38,247,694	1,093,731
03/11/16	Bank of New York Mellon (The)	EUR	81,660,503	USD	92,451,939	88,857,711	3,594,228
03/11/16	Bank of New York Mellon (The)	GBP	54,671,771	USD	79,226,777	76,098,413	3,128,364
03/11/16	Bank of New York Mellon (The)	ILS	172,911,726	USD	44,718,164	44,326,527	391,637
03/11/16	State Street Bank and Trust Co.	CAD	82,768,147	USD	59,897,185	61,180,828	(1,283,643)
03/11/16	State Street Bank and Trust Co.	CHF	29,812,940	USD	30,739,743	29,875,598	864,145
03/11/16	State Street Bank and Trust Co.	EUR	77,586,093	USD	87,855,000	84,424,200	3,430,800
03/11/16	State Street Bank and Trust Co.	GBP	59,802,885	USD	86,650,792	83,240,483	3,410,309
03/11/16	State Street Bank and Trust Co.	ILS	134,206,836	USD	34,693,561	34,404,393	289,168
03/11/16	State Street Bank and Trust Co.	USD	13,222,599	CHF	13,085,303	13,112,804	(109,795)
Total forward foreign currency contracts — currency risk							$13,702,887

Currency Abbreviations:

CAD	– Canadian Dollar
CHF	– Swiss Franc

EUR	– Euro
GBP	– British Pound Sterling

ILS	– Israeli Shekel
USD	– U.S. Dollar

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
U.S. Treasury 5 Year Notes	Short	507	June-2016	$(61,339,078)	$58,208
U.S. Treasury 10 Year Notes	Short	868	June-2016	(113,287,563)	92,871
Total futures contracts — interest rate risk					$151,079

24                         Invesco Equity and Income Fund

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on the Fund’s financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of February 29, 2016.

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross amounts of Recognized Assets	Financial Instruments	Collateral Received
Counterparty			Non-Cash	Cash	Net Amount
Bank of New York Mellon (The)	$8,207,960	$(1,106,057)	$—	$—	$7,101,903
State Street Bank and Trust Co.	7,994,422	(1,393,438)	—	—	6,600,984
Total	$16,202,382	$(2,499,495)	$—	$—	$13,702,887

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged
Counterparty			Non-Cash	Cash	Net Amount
Bank of New York Mellon (The)	$1,106,057	$(1,106,057)	$—	$—	$—
State Street Bank and Trust Co.	1,393,438	(1,393,438)	—	—	—
Total	$2,499,495	$(2,499,495)	$—	$—	$—

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $14,315.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

25                         Invesco Equity and Income Fund

The Fund did not have a capital loss carryforward as of August 31, 2015.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2016 was $3,199,856,014 and $1,800,048,746, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $3,919,183,220 and $3,804,836,929, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,354,334,231
Aggregate unrealized (depreciation) of investment securities	(792,587,501)
Net unrealized appreciation of investment securities	$561,746,730

Cost of investments for tax purposes is $11,863,191,262.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	63,839,059	$617,269,683	132,855,407	$1,407,335,195
Class B	159,999	1,498,700	391,128	4,066,382
Class C	12,814,169	122,183,080	31,927,192	332,741,941
Class R	3,490,904	33,832,095	5,817,559	61,877,721
Class Y	10,271,772	98,799,817	29,754,125	316,032,681
Class R5	5,967,318	59,048,516	14,653,172	154,978,913
Class R6	6,563,750	62,405,624	13,351,616	140,910,100

Issued as reinvestment of dividends:
Class A	39,838,200	381,710,931	101,273,868	1,032,701,699
Class B	964,782	9,028,163	3,975,218	39,580,117
Class C	6,155,065	57,943,952	15,458,277	154,681,888
Class R	922,920	8,885,471	2,401,902	24,594,997
Class Y	3,216,834	30,839,285	7,619,261	77,752,111
Class R5	1,883,286	18,056,232	4,569,798	46,663,503
Class R6	876,743	8,400,091	1,726,337	17,634,474

Automatic conversion of Class B shares to Class A shares:
Class A	4,133,768	39,787,276	10,509,185	111,300,490
Class B	(4,228,077)	(39,787,276)	(10,741,031)	(111,300,490)

Reacquired:
Class A	(81,943,810)	(789,592,973)	(148,952,999)	(1,580,465,618)
Class B	(1,756,495)	(16,547,735)	(5,457,994)	(56,771,422)
Class C	(15,417,127)	(145,615,773)	(22,383,709)	(232,743,839)
Class R	(3,668,928)	(35,335,584)	(6,407,390)	(68,196,804)
Class Y	(11,125,512)	(106,295,305)	(22,048,368)	(231,509,029)
Class R5	(5,507,159)	(53,914,025)	(13,327,278)	(141,098,524)
Class R6	(4,234,844)	(41,388,558)	(9,037,781)	(94,703,092)
Net increase in share activity	33,216,617	$321,211,687	137,927,495	$1,406,063,394

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

26                         Invesco Equity and Income Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/29/16	$10.01	$0.07		$(0.59)	$(0.52)	$(0.14)	$(0.27)	$(0.41)	$9.08	(5.36)%	$9,196,390	0.79	%(d)	0.80	%(d)	1.57	%(d)	43%
Year ended 08/31/15	11.42	0.15		(0.33)	(0.18)	(0.28)	(0.95)	(1.23)	10.01	(1.65)	9,879,022	0.79		0.80		1.38		69
Year ended 08/31/14	10.43	0.22	(e)	1.56	1.78	(0.20)	(0.59)	(0.79)	11.42	17.86	10,181,796	0.79		0.80		1.99	(e)	60
Year ended 08/31/13	9.05	0.17		1.42	1.59	(0.21)	—	(0.21)	10.43	17.80	8,752,700	0.78		0.79		1.74		26
Year ended 08/31/12	8.19	0.17		0.85	1.02	(0.16)	—	(0.16)	9.05	12.67	7,878,694	0.80		0.81		2.05		21
Year ended 08/31/11	7.53	0.15		0.66	0.81	(0.15)	—	(0.15)	8.19	10.78	7,908,623	0.81		0.81		1.74		22
Class B
Six months ended 02/29/16	9.78	0.04		(0.58)	(0.54)	(0.10)	(0.27)	(0.37)	8.87	(5.68)	202,715	1.54	(d)	1.55	(d)	0.82	(d)	43
Year ended 08/31/15	11.18	0.07		(0.32)	(0.25)	(0.20)	(0.95)	(1.15)	9.78	(2.41)	271,120	1.54		1.55		0.63		69
Year ended 08/31/14	10.22	0.13	(e)	1.54	1.67	(0.12)	(0.59)	(0.71)	11.18	17.01	442,318	1.54		1.55		1.24	(e)	60
Year ended 08/31/13	8.87	0.09		1.39	1.48	(0.13)	—	(0.13)	10.22	16.90	570,146	1.53		1.54		0.99		26
Year ended 08/31/12	8.04	0.15		0.83	0.98	(0.15)	—	(0.15)	8.87	12.36	739,631	1.02		1.56		1.83		21
Year ended 08/31/11	7.39	0.14		0.65	0.79	(0.14)	—	(0.14)	8.04	10.69 (f)	1,014,527	0.84	(f)	0.98	(f)	1.71	(f)	22
Class C
Six months ended 02/29/16	9.83	0.03		(0.57)	(0.54)	(0.10)	(0.27)	(0.37)	8.92	(5.65)	1,544,030	1.54	(d)	1.55	(d)	0.82	(d)	43
Year ended 08/31/15	11.24	0.07		(0.33)	(0.26)	(0.20)	(0.95)	(1.15)	9.83	(2.48)	1,667,769	1.54		1.55		0.63		69
Year ended 08/31/14	10.27	0.13	(e)	1.55	1.68	(0.12)	(0.59)	(0.71)	11.24	17.03	1,624,965	1.54		1.55		1.24	(e)	60
Year ended 08/31/13	8.91	0.10		1.40	1.50	(0.14)	—	(0.14)	10.27	16.95	1,284,225	1.53		1.54		0.99		26
Year ended 08/31/12	8.07	0.11		0.83	0.94	(0.10)	—	(0.10)	8.91	11.77 (g)	1,157,325	1.54	(g)	1.54	(g)	1.31	(g)	21
Year ended 08/31/11	7.42	0.09		0.65	0.74	(0.09)	—	(0.09)	8.07	9.95 (g)	1,216,936	1.54	(g)	1.54	(g)	1.01	(g)	22
Class R
Six months ended 02/29/16	10.05	0.06		(0.59)	(0.53)	(0.13)	(0.27)	(0.40)	9.12	(5.46)	208,203	1.04	(d)	1.05	(d)	1.32	(d)	43
Year ended 08/31/15	11.47	0.13		(0.34)	(0.21)	(0.26)	(0.95)	(1.21)	10.05	(1.98)	221,987	1.04		1.05		1.13		69
Year ended 08/31/14	10.47	0.19	(e)	1.58	1.77	(0.18)	(0.59)	(0.77)	11.47	17.60	232,455	1.04		1.05		1.74	(e)	60
Year ended 08/31/13	9.08	0.15		1.43	1.58	(0.19)	—	(0.19)	10.47	17.57	193,610	1.03		1.04		1.49		26
Year ended 08/31/12	8.23	0.15		0.85	1.00	(0.15)	—	(0.15)	9.08	12.23	176,940	1.05		1.06		1.80		21
Year ended 08/31/11	7.57	0.13		0.66	0.79	(0.13)	—	(0.13)	8.23	10.45	182,135	1.06		1.06		1.49		22
Class Y
Six months ended 02/29/16	10.01	0.09		(0.59)	(0.50)	(0.16)	(0.27)	(0.43)	9.08	(5.24)	732,843	0.54	(d)	0.55	(d)	1.82	(d)	43
Year ended 08/31/15	11.43	0.17		(0.33)	(0.16)	(0.31)	(0.95)	(1.26)	10.01	(1.49)	784,238	0.54		0.55		1.63		69
Year ended 08/31/14	10.43	0.24	(e)	1.58	1.82	(0.23)	(0.59)	(0.82)	11.43	18.25	719,931	0.54		0.55		2.24	(e)	60
Year ended 08/31/13	9.05	0.20		1.41	1.61	(0.23)	—	(0.23)	10.43	18.10	477,207	0.53		0.54		1.99		26
Year ended 08/31/12	8.20	0.20		0.84	1.04	(0.19)	—	(0.19)	9.05	12.83	410,600	0.55		0.56		2.30		21
Year ended 08/31/11	7.54	0.17		0.67	0.84	(0.18)	—	(0.18)	8.20	11.04	422,009	0.56		0.56		1.99		22
Class R5
Six months ended 02/29/16	10.02	0.08		(0.59)	(0.51)	(0.16)	(0.27)	(0.43)	9.08	(5.30)	394,629	0.47	(d)	0.48	(d)	1.89	(d)	43
Year ended 08/31/15	11.43	0.18		(0.32)	(0.14)	(0.32)	(0.95)	(1.27)	10.02	(1.32)	411,579	0.47		0.48		1.70		69
Year ended 08/31/14	10.43	0.25	(e)	1.58	1.83	(0.24)	(0.59)	(0.83)	11.43	18.33	402,366	0.48		0.49		2.30	(e)	60
Year ended 08/31/13	9.05	0.20		1.42	1.62	(0.24)	—	(0.24)	10.43	18.17	241,540	0.47		0.48		2.05		26
Year ended 08/31/12	8.20	0.21		0.84	1.05	(0.20)	—	(0.20)	9.05	12.96	238,392	0.44		0.44		2.41		21
Year ended 08/31/11	7.54	0.19		0.65	0.84	(0.18)	—	(0.18)	8.20	11.16	156,096	0.39		0.39		2.16		22
Class R6
Six months ended 02/29/16	10.01	0.10		(0.60)	(0.50)	(0.16)	(0.27)	(0.43)	9.08	(5.16)	202,656	0.37	(d)	0.38	(d)	1.99	(d)	43
Year ended 08/31/15	11.43	0.19		(0.33)	(0.14)	(0.33)	(0.95)	(1.28)	10.01	(1.33)	191,328	0.37		0.38		1.80		69
Year ended 08/31/14	10.43	0.26	(e)	1.58	1.84	(0.25)	(0.59)	(0.84)	11.43	18.44	149,346	0.39		0.40		2.39	(e)	60
Year ended 08/31/13(h)	9.27	0.21		1.14	1.35	(0.19)	—	(0.19)	10.43	14.81	37,884	0.37	(i)	0.38	(i)	2.15	(i)	26

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $9,672,919, $241,988, $1,635,136, $218,378, $771,283, $408,403 and $198,065 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.16 and 1.47%, $0.07 and 0.72%, $0.07 and 0.72%, $0.13 and 1.22%, $0.18 and 1.72%, $0.19 and 1.78% and $0.20 and 1.87% for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.28% for the year ended August 31, 2011.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.99% and 0.97% for the years ended August 31, 2012 and August 31, 2011.
(h)	Commencement date of September 24, 2012.
(i)	Annualized.

27                         Invesco Equity and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2015 through February 29, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/29/16)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/16)	Expenses Paid During Period[2]
A	$1,000.00	$946.40	$3.82	$1,020.93	$3.97	0.79%
B	1,000.00	943.20	7.44	1,017.21	7.72	1.54
C	1,000.00	943.50	7.44	1,017.21	7.72	1.54
R	1,000.00	945.40	5.03	1,019.69	5.22	1.04
Y	1,000.00	947.60	2.61	1,022.18	2.72	0.54
R5	1,000.00	947.00	2.28	1,022.53	2.36	0.47
R6	1,000.00	948.40	1.79	1,023.02	1.86	0.37

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2015 through February 29, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

28                         Invesco Equity and Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                     VK-EQI-SAR-1         Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 29, 2016
Invesco Floating Rate Fund
Nasdaq:
A: AFRAX ¡ C: AFRCX ¡ R: AFRRX ¡ Y: AFRYX ¡ R5: AFRIX ¡ R6: AFRFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
24	Financial Statements
27	Notes to Financial Statements
37	Financial Highlights
38	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/15 to 2/29/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-5.83%
Class C Shares	-5.97
Class R Shares	-5.94
Class Y Shares	-5.60
Class R5 Shares	-5.71
Class R6 Shares	-5.67
Barclays U.S. Aggregate Index▼ (Broad Market Index)	2.20
Credit Suisse Leveraged Loan Index¡ (Style-Specific Index)	-3.86
Lipper Loan Participation Funds Classification Average¿ (Peer Group)	-4.21

Source(s): ▼Factset Research Systems Inc.; ¡Bloomberg LP; ¿Lipper Inc.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, US dollar-denominated non-investment-grade loans.

    The Lipper Loan Participation Funds Classification Average represents an average of all of the funds in the Lipper Loan Participation Funds classification.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                      Invesco Floating Rate Fund

Average Annual Total Returns
As of 2/29/16, including maximum applicable sales charges

Class A Shares
Inception (5/1/97)	3.52%
10 Years	2.45
5 Years	1.61
1 Year	-8.70

Class C Shares
Inception (3/31/00)	2.79%
10 Years	2.19
5 Years	1.63
1 Year	-7.75

Class R Shares
10 Years	2.47%
5 Years	1.85
1 Year	-6.69

Class Y Shares
10 Years	2.87%
5 Years	2.37
1 Year	-6.13

Class R5 Shares
10 Years	3.02%
5 Years	2.41
1 Year	-6.23

Class R6 Shares
10 Years	2.83%
5 Years	2.36
1 Year	-6.02

Average Annual Total Returns
As of 12/31/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (5/1/97)	3.67%
10 Years	2.80
5 Years	2.49
1 Year	-5.30

Class C Shares
Inception (3/31/00)	2.97%
10 Years	2.54
5 Years	2.50
1 Year	-4.28

Class R Shares
10 Years	2.83%
5 Years	2.74
1 Year	-3.20

Class Y Shares
10 Years	3.23%
5 Years	3.27
1 Year	-2.61

Class R5 Shares
10 Years	3.39%
5 Years	3.34
1 Year	-2.58

Class R6 Shares
10 Years	3.18%
5 Years	3.25
1 Year	-2.50

On April 13, 2006, the Fund reorganized from a closed-end fund to an open-end fund. Performance shown for Class A shares prior to that date is that of the closed-end fund’s Class B shares and includes the management and 12b-1 fees applicable to Class B shares.

    On April 13, 2006, the Fund reorganized from a closed-end fund to an open-end fund. Performance shown for Class C shares prior to that date is that of the closed-end fund’s Class C shares and includes the management and 12b-1 fees applicable to Class C shares.

    Class R shares incepted on April 13, 2006. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R5 shares incepted on April 13, 2006. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of

Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.07%, 1.57%, 1.32%, 0.82%, 0.81% and 0.71%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 2.50% sales charge and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Floating Rate Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    On our website, invesco.com/us, you can access timely information about your Fund, as well as access your account. Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information.

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Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

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4                      Invesco Floating Rate Fund

Schedule of Investments

February 29, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Variable Rate Senior Loan Interests–83.83%(a)(b)
Aerospace & Defense–1.76%
BE Aerospace Inc., Term Loan	4.00%	12/16/2021		$1,961	$1,965,468
CAMP International Holding Co.,
First Lien Term Loan	4.75%	05/31/2019		3,658	3,438,627
Second Lien Term Loan	8.25%	11/30/2019		258	235,204
Consolidated Aerospace Manufacturing, LLC, Term Loan	4.75%	08/11/2022		2,431	2,272,991
IAP Worldwide Services,
Revolver Loan(c)	0.00%	07/18/2018		877	859,152
Second Lien Term Loan (Acquired 08/18/2014; Cost $950,525)	8.00%	07/18/2019		1,021	1,025,737
PRV Aerospace, LLC, Term Loan	6.50%	05/09/2018		1,903	1,807,592
Transdigm Inc.,
Term Loan C	3.75%	02/28/2020		4,093	3,984,336
Term Loan D	3.75%	06/04/2021		6,974	6,682,781
Term Loan E	3.50%	05/16/2022		8,958	8,583,004
					30,854,892

Air Transport–0.72%
American Airlines, Inc., Term Loan	3.25%	06/27/2020		5,258	5,174,608
Delta Air Lines, Inc., Revolver Loan(c)	0.00%	10/18/2017		1,145	1,124,822
Gol LuxCo S.A. (Luxembourg), Term Loan	6.50%	08/31/2020		5,842	5,841,654
United Continental Holdings, Inc., Term Loan B-1	3.50%	09/15/2021		374	372,476
					12,513,560

Automotive–3.16%
Affinia Group Inc., Term Loan B-2	4.75%	04/27/2020		4,077	4,074,680
Autoparts Holdings Ltd., First Lien Term Loan	7.05%	07/29/2017		1,283	1,047,476
BBB Industries, LLC, Second Lien Term Loan	9.75%	11/03/2022		1,033	957,604
Britax Group Ltd., Term Loan	4.50%	10/15/2020		1,763	1,247,718
FCA US LLC, Term Loan	3.50%	05/24/2017		2,023	2,016,345
Federal-Mogul Holdings Corp.,
Term Loan B(d)	—	04/15/2018		768	673,457
Term Loan C	4.75%	04/15/2021		27,787	22,623,280
Gates Global, LLC, Term Loan	4.25%	07/05/2021		7,320	6,469,186
Goodyear Tire & Rubber Co., Second Lien Term Loan	3.75%	04/30/2019		877	880,834
Midas Intermediate Holdco II, LLC, First Lien Delayed Draw Term Loan(c)	0.00%	08/18/2021		171	169,581
Nelson Bidco Ltd. (United Kingdom), Second Lien Term Loan	8.25%	12/17/2022	GBP	2,750	3,846,727
Tower Automotive Holdings USA, LLC, Term Loan	4.00%	04/23/2020		5,181	5,012,303
Transtar Holding Co.,
First Lien Term Loan	5.75%	10/09/2018		4,627	3,655,018
Second Lien Term Loan	10.00%	10/09/2019		1,654	1,306,357
Wand Intermediate I L.P., Second Lien Term Loan	8.25%	09/17/2022		1,406	1,251,386
					55,231,952

Beverage and Tobacco–0.07%
Winebow Holdings, Inc., Second Lien Term Loan	8.50%	12/31/2021		1,508	1,251,789

Building & Development–2.27%
ABC Supply Co., Inc., Term Loan B	3.50%	04/16/2020		454	448,211
Capital Automotive L.P., Second Lien Term Loan	6.00%	04/30/2020		3,330	3,271,263
DI Purchaser, Inc., First Lien Term Loan	6.00%	12/15/2021		700	566,602

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Building & Development–(continued)
Lake at Las Vegas Joint Venture, LLC,
Exit Revolver Loan(c)	0.00%	02/28/2017		$13	$9,114
PIK Exit Revolver Loan(e)	5.00%	02/28/2017		155	111,141
Mannington Mills, Inc., Term Loan	4.75%	10/01/2021		690	660,101
Mueller Water Products, Inc., Term Loan	4.00%	11/25/2021		105	104,755
Nortek, Inc., Incremental Term Loan 1	3.50%	10/30/2020		3,400	3,257,252
Quikrete Holdings, Inc., First Lien Term Loan	4.00%	09/26/2020		9,428	9,224,985
Re/Max International, Inc., Term Loan	4.25%	07/31/2020		2,734	2,699,777
Realogy Corp.,
Synthetic LOC (Acquired 11/18/2011-08/08/2012; Cost $1,308)	4.68%	10/10/2016		—	285
Term Loan B	3.75%	03/05/2020		19,488	19,349,497
					39,702,983

Business Equipment & Services–8.20%
Acosta, Inc., Term Loan B-1	4.25%	09/26/2021		2,944	2,782,997
Asurion LLC,
Incremental Term Loan B-1	5.00%	05/24/2019		211	199,057
Incremental Term Loan B-2	4.25%	07/08/2020		19,677	18,111,475
Incremental Term Loan B-4	5.00%	08/04/2022		2,634	2,425,315
Second Lien Term Loan	8.50%	03/03/2021		23,167	19,008,518
AVSC Holding Corp., First Lien Term Loan	4.50%	01/25/2021		4	3,779
Brickman Group Ltd. LLC,
First Lien Term Loan	4.00%	12/18/2020		1,709	1,658,650
Second Lien Term Loan	7.50%	12/17/2021		1,110	1,007,427
Caraustar Industries, Inc.,
Incremental Term Loan	8.00%	05/01/2019		256	244,779
Term Loan	8.00%	05/01/2019		2,775	2,691,522
Checkout Holding Corp.,
Second Lien Term Loan	7.75%	04/11/2022		4,379	2,497,330
Term Loan B	4.50%	04/09/2021		6,275	4,816,187
Connolly, LLC, Second Lien Term Loan	8.00%	05/14/2022		3,411	3,368,523
Crossmark Holdings, Inc.,
First Lien Term Loan	4.50%	12/20/2019		4,566	3,287,791
Second Lien Term Loan	8.75%	12/21/2020		576	302,626
Dream Secured Bondco AB (Sweden), Term Loan B-1	5.25%	10/21/2022	EUR	892	964,800
Equinix, Inc., Term Loan B	4.00%	12/08/2022		710	711,878
Expert Global Solutions, Inc., First Lien Term Loan B	8.50%	04/03/2018		3,809	3,758,202
First Data Corp.,
Term Loan	3.93%	03/23/2018		19,899	19,677,437
Term Loan	4.18%	07/10/2022		9,870	9,627,058
Genesys Telecom Holdings, U.S., Inc.,
Term Loan	4.00%	02/08/2020		781	760,747
Term Loan 2	4.50%	11/13/2020		5,019	4,901,770
Hillman Group Inc. (The), Term Loan(d)	—	06/30/2021		1,719	1,644,157
Inmar, Inc., Second Lien Term Loan	8.00%	01/27/2022		40	30,389
Karman Buyer Corp.,
Second Lien Term Loan	7.50%	07/25/2022		3,750	3,140,854
Term Loan	4.25%	07/25/2021		3,950	3,762,905
Kronos Inc., Second Lien Term Loan	9.75%	04/30/2020		1,710	1,663,152
LS Deco LLC, Term Loan B	5.50%	05/21/2022		1,399	1,399,220
Prime Security Services Borrower, LLC, Second Lien Term Loan B	9.75%	07/01/2022		1,317	1,215,360
Sensus USA, Inc., First Lien Term Loan	4.50%	05/09/2017		3,317	3,197,177
Spin Holdco Inc., First Lien Term Loan	4.25%	11/14/2019		11,869	11,316,173

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Business Equipment & Services–(continued)
TaxAct, Inc., Term Loan	7.00%	12/31/2022		$2,669	$2,600,884
TNS Inc., Second Lien Term Loan	9.00%	08/14/2020		231	225,340
Trans Union LLC, Term Loan B-2	3.50%	04/09/2021		6,053	5,913,425
Wash MultiFamily Laundry Systems, LLC,
First Lien Term Loan	4.25%	05/13/2022		355	343,214
First Lien Term Loan	4.25%	05/13/2022		2,026	1,959,776
Second Lien Term Loan	8.00%	05/12/2023		222	209,090
Second Lien Term Loan	8.00%	05/14/2023		39	36,621
WOWMIDCO SAS (France), Term Loan B(d)	—	01/01/2023	EUR	1,713	1,829,835
					143,295,440

Cable & Satellite Television–4.73%
Altice Financing S.A. (Luxembourg),
Term Loan	5.50%	07/02/2019		1,203	1,192,894
Term Loan	5.25%	02/04/2022		3,855	3,745,736
Euro Term Loan	5.25%	02/04/2022	EUR	995	1,062,451
Charter Communications Operating, LLC, Term Loan I	3.50%	01/24/2023		15,588	15,532,748
CSC Holdings, LLC, Term Loan	5.00%	10/09/2022		10,463	10,388,191
ION Media Networks, Inc., Term Loan B-1	4.75%	12/18/2020		317	308,272
MCC Iowa LLC, Term Loan H	3.25%	01/29/2021		3,227	3,163,646
Mediacom Illinois LLC,
Term Loan E	3.40%	10/23/2017		669	665,671
Term Loan G	3.50%	06/30/2021		176	173,968
Quebecor Media Inc. (Canada), Term Loan B-1	3.25%	08/17/2020		2,454	2,389,049
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan F	3.50%	06/30/2023		6,318	6,128,553
WideOpenWest Finance, LLC,
Term Loan B	4.50%	04/01/2019		1,899	1,828,426
Term Loan B-1	3.75%	07/17/2017		916	911,383
YPSO Holding S.A. (France),
Term Loan B-5	4.56%	07/29/2022		2,219	2,127,817
Term Loan B-6	4.75%	02/10/2023		16,285	15,694,606
Term Loan B-6	4.75%	02/10/2023	EUR	3,150	3,283,252
Ziggo B.V. (Netherlands),
Term Loan B-1	3.50%	01/15/2022		5,435	5,228,395
Term Loan B-2	3.51%	01/15/2022		3,502	3,369,276
Term Loan B-3	3.60%	01/15/2022		5,760	5,541,256
					82,735,590

Chemicals & Plastics–2.73%
Allnex & Cy S.C.A.,
Term Loan B-1	4.50%	10/03/2019		563	557,649
Term Loan B-2	4.50%	10/03/2019		292	289,347
Chemours Co. (The), Term Loan B	3.75%	05/12/2022		773	699,760
Chemstralia Finco Ltd., Term Loan	7.25%	02/28/2022		3,235	3,154,165
Chromaflo Technologies Corp.,
First Lien Term Loan B	4.50%	12/02/2019		344	325,808
Second Lien Term Loan	8.25%	06/02/2020		815	623,522
Colouroz Investment LLC (Germany),
First Lien Term Loan B-2	4.50%	09/07/2021		2,919	2,777,566
Second Lien Term Loan B-2	8.25%	09/05/2022		4,949	4,528,294
Term Loan C	4.50%	09/07/2021		483	459,164
Eco Services Operations LLC, Term Loan	4.75%	12/01/2021		2,580	2,531,546
Gemini HDPE LLC, Term Loan	4.75%	08/06/2021		316	308,411

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Chemicals & Plastics–(continued)
HII Holding Corp., First Lien Term Loan	4.25%	12/20/2019		$2,015	$1,923,914
Huntsman International, LLC, Incremental Term Loan	3.75%	10/01/2021		2,267	2,200,730
Ineos Holdings Ltd.,
Term Loan	3.75%	05/04/2018		8,210	8,021,932
Term Loan 1	2.94%	12/31/2016		959	955,312
MacDermid, Inc.,
First Lien Term Loan B	5.50%	06/07/2020		1,403	1,279,459
Term Loan B-3	5.50%	06/07/2020		9	8,662
OMNOVA Solutions, Inc., Term Loan B-1	4.25%	05/31/2018		1,140	1,134,254
Otter Products, LLC, Term Loan B	5.75%	06/03/2020		6,157	5,603,115
Oxea Finance LLC, First Lien Term Loan B-2	4.25%	01/15/2020		5,465	5,289,195
ProAmpac Intermediate Inc., Second Lien Term Loan	9.25%	08/18/2023		122	107,055
Royal Holdings, Inc., Second Lien Term Loan	8.50%	06/19/2023		660	637,311
Styrolution US Holding LLC, First Lien Term Loan B-1	6.50%	11/07/2019		2,824	2,816,630
Tata Chemicals North America Inc., Term Loan	3.75%	08/07/2020		1,453	1,420,556
					47,653,357

Clothing & Textiles–0.60%
ABG Intermediate Holdings 2 LLC,
First Lien Term Loan	5.50%	05/27/2021		2,352	2,275,674
Second Lien Term Loan	9.50%	05/27/2022		2,243	2,085,708
Ascena Retail Group, Inc., Term Loan B	5.25%	08/21/2022		6,621	6,182,241
					10,543,623

Conglomerates–0.27%
Epiq Systems, Inc., Term Loan	4.50%	08/27/2020		2,929	2,899,770
Jarden Corp., Term Loan B-2	3.19%	07/30/2022		34	34,462
Penn Engineering & Manufacturing Corp., Incremental Term Loan B	4.00%	08/29/2021		124	122,108
Spectrum Brands, Inc., Term Loan	3.50%	06/23/2022		1,624	1,623,527
					4,679,867

Containers & Glass Products–0.83%
Berlin Packaging, LLC,
Second Lien Term Loan	7.75%	09/30/2022		760	684,151
Term Loan	4.50%	10/01/2021		519	507,667
BWAY Holding Co., Term Loan	5.50%	08/14/2020		900	858,606
Consolidated Container Co. LLC, Term Loan	5.00%	07/03/2019		374	338,761
Duran Group (Germany), Term Loan C	8.25%	11/28/2019		2,544	2,530,811
Hoffmaster Group, Inc.,
First Lien Term Loan	5.25%	05/09/2020		3,825	3,738,935
Second Lien Term Loan (Acquired 05/13/2014; Cost $777,390)	10.00%	05/09/2021		786	713,441
LA Holding B.V. (Netherlands),
Term Loan B-1A (Acquired 12/16/2015; Cost $675,127)	6.50%	06/18/2018	EUR	618	669,028
Term Loan B-1B (Acquired 12/16/2015; Cost $726,502)	6.50%	06/18/2018	EUR	665	719,939
Term Loan B-1C (Acquired 12/16/2015; Cost $236,788)	6.50%	06/18/2018	EUR	217	234,649
Ranpak Corp.,
Second Lien Term Loan	8.25%	10/03/2022		415	344,284
Term Loan B-1	4.25%	10/01/2021		576	548,942
Reynolds Group Holdings Inc., Incremental Term Loan	4.50%	12/01/2018		1,574	1,571,514
Tekni-Plex, Inc., Second Lien Term Loan	8.75%	06/01/2023		1,122	1,048,973
					14,509,701

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)*	Value
Cosmetics & Toiletries–0.55%
Coty Inc., Term Loan B	3.75%	10/27/2022	$2,228	$2,224,208
Galleria Co., Term Loan B	3.75%	01/26/2023	5,278	5,256,354
Prestige Brands, Inc., Term Loan B-3	3.50%	09/03/2021	2,100	2,098,342
				9,578,904

Drugs–1.68%
BPA Laboratories,
First Lien Term Loan	3.12%	07/03/2017	1,202	970,147
Second Lien Term Loan	3.12%	07/03/2017	1,045	841,452
Catalent Pharma Solutions, Inc., Term Loan	4.25%	05/20/2021	806	799,367
Endo Pharmaceuticals Holding Inc., Incremental Term Loan B	3.75%	09/25/2022	3,185	3,151,520
Grifols Worldwide Operations USA, Inc., Term Loan B	3.44%	02/27/2021	10,781	10,762,853
Valeant Pharmaceuticals International, Inc. (Canada),
Series C-2 Term Loan B	3.75%	12/11/2019	6,613	6,234,766
Series E-1 Term Loan B	3.75%	08/05/2020	6,991	6,555,073
				29,315,178

Ecological Services & Equipment–0.04%
ADS Waste Holdings, Inc., Term Loan B-2	3.75%	10/09/2019	608	592,144
Waste Industries USA, Inc., Term Loan	4.25%	02/27/2020	90	89,474
				681,618

Electronics & Electrical–8.20%
4L Technologies Inc., Term Loan (Acquired 05/09/2014-10/08/2014; Cost $10,150,959)	5.51%	05/08/2020	10,207	9,288,519
Avago Technologies Cayman Ltd. (Luxembourg), Term Loan B-1	4.25%	02/01/2023	33,254	32,843,812
AVG Technologies N.V. (Netherlands), Term Loan	5.75%	10/15/2020	1,749	1,705,140
Blackboard Inc., Term Loan B-3	4.75%	10/04/2018	4,671	4,215,483
CommScope, Inc., Term Loan 5	3.83%	12/29/2022	4,531	4,506,465
Compuware Corp.,
Term Loan B-1	6.25%	12/15/2019	3,326	3,085,884
Term Loan B-2	6.25%	12/15/2021	1,059	953,845
Dell International LLC, Term Loan C	3.75%	10/29/2018	2,931	2,929,808
Deltek, Inc., First Lien Term Loan	5.00%	06/25/2022	4,713	4,550,703
Diamond US Holding LLC, Term Loan	4.75%	12/17/2021	2,706	2,657,826
Hyland Software, Inc., Second Lien Term Loan	8.25%	07/03/2023	643	587,770
Lattice Semiconductor Corp., Term Loan	5.25%	03/10/2021	2,834	2,663,622
Lully Finance LLC, Second Lien Term Loan B-1	9.50%	10/16/2023	1,281	1,184,920
MA Finance Co., LLC, Term Loan C	4.50%	11/20/2019	6,030	5,788,867
Mediaocean LLC, Term Loan	5.75%	08/15/2022	2,155	2,133,414
Microsemi Corp., Term Loan B	5.25%	01/15/2023	9,902	9,904,526
Mirion Technologies, Inc., Term Loan	5.75%	03/31/2022	1,831	1,808,112
MSC Software Corp.,
First Lien Term Loan	5.00%	05/29/2020	316	287,268
Second Lien Term Loan	8.50%	06/01/2021	803	690,250
Natel Engineering Co., Inc., Term Loan	6.75%	04/10/2020	2,400	2,291,794
NeuStar, Inc., Incremental Term Loan	4.43%	01/22/2018	5,863	5,613,363
Oberthur Technologies of America Corp., Term Loan B-2	4.50%	10/18/2019	1,856	1,814,720
Peak 10, Inc., Second Lien Term Loan	8.25%	06/17/2022	788	716,743
RP Crown Parent, LLC,
First Lien Term Loan	6.00%	12/21/2018	12,669	11,496,798
Second Lien Term Loan	11.25%	12/21/2019	602	477,511

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Electronics & Electrical–(continued)
SolarWinds Holdings, Inc., Term Loan	6.50%	02/03/2023		$7,613	$7,325,489
SS&C Technologies Inc.,
Term Loan B-1	4.01%	07/08/2022		5,534	5,498,022
Term Loan B-2	4.02%	07/08/2022		798	792,706
Sybil Software LLC, Term Loan	4.25%	03/20/2020		1,091	1,081,925
TTM Technologies, Inc., Term Loan B	6.00%	05/31/2021		6,036	5,733,966
Zebra Technologies Corp., Term Loan	4.75%	10/27/2021		8,606	8,670,740
					143,300,011

Equipment Leasing–0.16%
Flying Fortress Inc., Term Loan	3.50%	04/30/2020		104	104,037
IBC Capital US LLC, Term Loan	4.75%	09/09/2021		3,055	2,726,598
					2,830,635

Financial Intermediaries–1.13%
Bankruptcy Management Solutions, Inc., Term Loan B	7.00%	06/27/2018		22	19,608
Black Knight InfoServ, LLC, Term Loan B	3.75%	05/27/2022		940	940,051
iPayment Inc., Term Loan	6.75%	05/08/2017		3,978	3,808,832
LPL Holdings, Inc., Term Loan B	4.75%	11/20/2022		17	15,867
MoneyGram International, Inc., Term Loan	4.25%	03/27/2020		9,441	8,733,134
RJO Holdings Corp., Term Loan	7.19%	12/10/2016		1,598	1,398,065
RPI Finance Trust, Term Loan B-4	3.50%	11/09/2020		1,948	1,943,432
Stiphout Finance LLC,
Term Loan	4.75%	10/26/2022		1,984	1,949,484
Second Lien Term Loan	9.00%	10/26/2023		1,020	994,346
					19,802,819

Food & Drug Retailers–1.28%
Albertson’s LLC,
Term Loan B-4	5.50%	08/25/2021		16,447	16,094,070
Term Loan B-5	5.50%	12/21/2022		1,692	1,649,006
Pret A Manger (United Kingdom), Term Loan B	5.51%	06/19/2020	GBP	1,750	2,424,777
Supervalu Inc., Term Loan	4.50%	03/21/2019		2,310	2,184,890
					22,352,743

Food Products–4.16%
AdvancePierre Foods, Inc.,
First Lien Term Loan	5.75%	07/10/2017		4,794	4,797,780
Second Lien Term Loan	9.50%	10/10/2017		2,540	2,515,998
Candy Intermediate Holdings, Inc., Term Loan	7.50%	06/18/2018		3,648	3,629,989
Charger OpCo B.V., Term Loan B-1	4.25%	07/02/2022		10,445	10,269,263
CSM Bakery Supplies LLC,
First Lien Term Loan	5.00%	07/03/2020		18	16,941
Second Lien Term Loan	8.75%	07/03/2021		2,515	2,289,099
Dole Food Co., Inc., Term Loan B	4.50%	11/01/2018		7,457	7,279,623
Hearthside Group Holdings, LLC,
Revolver Loan(c)	0.00%	06/02/2019		2,431	2,233,405
Revolver Loan	3.59%	06/02/2019		270	248,156
Term Loan	4.50%	06/02/2021		399	379,009
Hostess Brands, LLC, Second Lien Term Loan B	8.50%	08/03/2023		28	26,460
JBS USA, LLC,
Incremental Term Loan	4.00%	10/30/2022		7,481	7,289,190
Term Loan	3.75%	05/25/2018		6,906	6,897,833

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Food Products–(continued)
Keurig Green Mountain, Inc., Term Loan B(d)	—	03/03/2023		$18,910	$18,595,318
NBTY, Inc., Term Loan B-2	3.50%	10/01/2017		919	908,436
Post Holdings, Inc., Revolver Loan(c)	0.00%	01/29/2019		3,566	3,560,417
QCE LLC, PIK Term Loan(e)	15.00%	06/30/2019		6	829
Shearer’s Foods, LLC,
First Lien Term Loan	4.94%	06/30/2021		507	491,846
Incremental Term Loan	5.25%	06/30/2021		991	962,897
Second Lien Term Loan	7.75%	06/30/2022		457	422,471
					72,814,960

Food Service–0.71%
Aramark Corp., LOC	3.92%	07/26/2016		10	9,704
New Red Finance, Inc., Term Loan B-2	3.75%	12/10/2021		1,138	1,134,108
Portillo’s Holdings, LLC, Second Lien Term Loan	8.00%	08/01/2022		841	801,718
Restaurant Holding Co., LLC, First Lien Term Loan (Acquired 02/28/2014; Cost $2,654,571)	8.75%	02/28/2019		2,720	2,447,885
Steak ‘n Shake, Inc., Term Loan	4.75%	03/19/2021		1,921	1,892,248
TMK Hawk Parent, Corp.,
First Lien Term Loan	5.25%	10/01/2021		1,210	1,194,610
Second Lien Term Loan	8.50%	10/01/2022		1,083	1,066,996
US Foods, Inc., Incremental Term Loan	4.50%	03/31/2019		3,872	3,828,662
					12,375,931

Forest Products–0.38%
Builders FirstSource, Inc., Term Loan	6.00%	07/29/2022		1,922	1,862,772
NewPage Corp.,
DIP Delayed Draw Term Loan (Acquired 01/28/2016; Cost $570,546)(c)(f)	0.00%	07/26/2017		571	570,546
Term Loan (Acquired 01/28/2016; Cost $1,358,717)(f)	11.00%	07/26/2017		1,426	1,355,047
Term Loan B(d)(f)(g)	—	02/11/2021		4,697	1,227,132
Xerium Technologies, Inc., Term Loan	6.25%	05/17/2019		1,638	1,605,089
					6,620,586

Health Care–4.26%
Acadia Healthcare Co., Inc.,
Incremental Term Loan B	4.25%	02/11/2022		1,094	1,094,851
Term Loan B-2	4.50%	02/16/2023		3,322	3,324,435
CareCore National, LLC, Term Loan	5.50%	03/05/2021		7,805	6,634,646
Community Health Systems, Inc.,
Incremental Term Loan F	3.74%	12/31/2018		3,882	3,782,324
Incremental Term Loan G	3.75%	12/31/2019		3,830	3,661,961
Creganna Finance (US) LLC,
First Lien Term Loan	4.75%	12/01/2021		1,154	1,154,455
Second Lien Term Loan	9.00%	06/01/2022		981	985,042
DJO Finance LLC, Term Loan	4.25%	06/07/2020		6,526	6,307,779
Greatbatch Ltd., Term Loan B	5.25%	10/27/2022		4,661	4,610,003
HC Group Holdings III, Inc., Term Loan	6.00%	04/07/2022		2,813	2,799,019
Hill-Rom Holdings, Inc., Term Loan B	3.50%	09/08/2022		3,086	3,084,064
Indigo Cleanco Ltd. (United Kingdom), Term Loan B (Acquired 08/04/2015; Cost $2,783,156)	5.26%	07/08/2021	GBP	1,797	2,435,637
Kindred Healthcare, Inc., Term Loan	4.25%	04/09/2021		994	944,283
Kinetic Concepts, Inc., Term Loan E-1	4.50%	05/04/2018		5,538	5,426,014
MPH Acquisition Holdings LLC, Term Loan	3.75%	03/31/2021		4,472	4,373,224
National Surgical Hospitals, Inc., Term Loan	4.50%	06/01/2022		1,774	1,685,973

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Health Care–(continued)
New Millennium HoldCo, Inc., Term Loan	7.50%	12/21/2020		$8,869	$8,120,472
Ortho-Clinical Diagnostics, Inc., Term Loan	4.75%	06/30/2021		1,500	1,286,046
Phillips-Medisize Corp., Second Lien Term Loan	8.25%	06/16/2022		788	673,423
Surgery Center Holdings, Inc., Second Lien Term Loan	8.50%	11/03/2021		1,894	1,718,541
Surgical Care Affiliates, LLC, Term Loan	4.25%	03/17/2022		5,170	5,137,324
Tunstall Group Finance Ltd. (United Kingdom), Term Loan B-2(d)	—	10/16/2020	EUR	2,000	2,027,285
Western Dental Services, Inc., Term Loan	7.50%	11/01/2018		3,709	3,251,312
					74,518,113

Home Furnishings–0.41%
Mattress Holding Corp.,
Incremental Term Loan	6.25%	10/20/2021		5,125	4,964,627
Term Loan	6.25%	10/20/2021		2,265	2,204,049
					7,168,676

Industrial Equipment–1.53%
Accudyne Industries LLC, Term Loan	4.00%	12/13/2019		2,961	2,421,881
Crosby US Acquisition Corp.,
First Lien Term Loan	4.00%	11/23/2020		7,178	5,323,350
Second Lien Term Loan	7.00%	11/22/2021		1,620	830,044
Doosan Infracore International, Inc., Term Loan B	4.50%	05/28/2021		4,765	4,478,647
Filtration Group Corp., Second Lien Term Loan	8.25%	11/22/2021		446	429,660
Gardner Denver, Inc., Term Loan	4.25%	07/30/2020		1,176	973,460
Generac Power System, Inc., Term Loan B	3.50%	05/31/2020		1,500	1,468,580
North American Lifting Holdings, Inc., First Lien Term Loan	5.50%	11/27/2020		3,505	2,625,748
Rexnord LLC/ RBS Global, Inc., Term Loan B	4.00%	08/21/2020		5,851	5,611,384
Tank Holding Corp., Term Loan	5.25%	03/16/2022		883	848,469
Terex Corp., Term Loan	3.50%	08/13/2021		231	227,966
Virtuoso US LLC, Term Loan	4.25%	02/11/2021		1,521	1,479,221
					26,718,410

Insurance–0.18%
Cooper Gay Swett & Crawford Ltd.,
First Lien Term Loan	5.00%	04/16/2020		1,901	1,882,609
Second Lien Term Loan	8.25%	10/16/2020		1,300	1,288,878
					3,171,487

Leisure Goods, Activities & Movies–3.10%
Alpha Topco Ltd. (United Kingdom),
Second Lien Term Loan	7.75%	07/29/2022		7,388	6,421,126
Term Loan B-3	4.75%	07/30/2021		19,886	18,551,946
AMC Entertainment, Inc., Term Loan	4.00%	12/15/2022		2,670	2,671,774
Bright Horizons Family Solutions, Inc., Term Loan B-1	4.50%	01/30/2020		468	467,809
Cinemark USA, Inc., Term Loan	3.56%	05/06/2022		241	241,271
CWGS Group, LLC, Term Loan	5.75%	02/20/2020		5,828	5,707,418
Dorna Sports S.L. (Spain), Term Loan B	4.33%	04/30/2021		1,780	1,723,437
Equinox Holdings Inc., Revolver Loan (Acquired 04/14/2014-11/05/2014; Cost $1,847,623)(c)	0.00%	02/01/2018		1,866	1,679,639
Fitness International, LLC, Term Loan B	5.50%	07/01/2020		5,789	5,448,880
Infront Finance Luxembourg S.a r.l. (Switzerland), Term Loan D	8.00%	06/28/2020	EUR	1,250	1,332,617
Metro-Goldwyn-Mayer Inc., Second Lien Term Loan	5.13%	06/26/2020		1,556	1,528,857
Performance Sports Group Ltd. (Canada), Term Loan	4.50%	04/15/2021		259	240,324
Regal Cinemas Corp., Term Loan	3.80%	04/01/2022		2,529	2,528,096

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Leisure Goods, Activities & Movies–(continued)
Seaworld Parks & Entertainment, Inc.,
Term Loan B-2	3.00%	05/14/2020		$4,168	$3,971,369
Term Loan B-3	4.00%	05/14/2020		324	319,012
Six Flags Theme Parks, Inc., Term Loan B	3.50%	06/30/2022		1,310	1,307,107
					54,140,682

Lodging & Casinos–3.95%
Belmond Interfin Ltd. (Bermuda), Term Loan	4.00%	03/21/2021		3,164	3,088,491
Caesars Growth Properties Holdings, LLC, Term Loan B	6.25%	05/08/2021		5,971	4,781,945
Cannery Casino Resorts, LLC, First Lien Term Loan	6.00%	10/02/2018		4,494	4,434,572
ESH Hospitality, Inc., Term Loan	5.00%	06/24/2019		3,771	3,789,173
Four Seasons Holdings Inc. (Canada),
First Lien Term Loan	3.50%	06/27/2020		3,219	3,172,175
Second Lien Term Loan	6.25%	12/27/2020		485	476,110
Harrah’s Operating Co., Inc., Term Loan B-6(f)	1.50%	03/01/2017		11,423	10,030,902
Hilton Worldwide Finance, LLC, Term Loan	3.50%	10/26/2020		9,051	9,035,779
La Quinta Intermediate Holdings LLC, Term Loan	3.75%	04/14/2021		7,586	7,257,091
MGM Resorts International, Term Loan B	3.50%	12/20/2019		968	960,663
Scientific Games International, Inc.,
Term Loan	6.00%	10/18/2020		15,765	14,562,656
Term Loan B-2	6.00%	10/01/2021		1,965	1,805,331
Twin River Management Group, Inc., Term Loan	5.25%	07/10/2020		5,790	5,748,076
					69,142,964

Nonferrous Metals & Minerals–0.66%
Arch Coal, Inc.,
DIP Term Loan(c)(f)	0.00%	01/31/2017		3,457	3,318,639
Term Loan	6.25%	05/16/2018		9,521	2,835,227
Dynacast International LLC, Second Lien Term Loan	9.50%	01/30/2023		25	23,075
EP Minerals, LLC, Term Loan	5.50%	08/20/2020		874	855,292
Novelis Inc., Term Loan	4.00%	06/02/2022		4,821	4,510,376
					11,542,609

Oil & Gas–3.85%
Ameriforge Group Inc., First Lien Term Loan	5.00%	12/19/2019		68	30,332
Ascent Resources — Marcellus, LLC,
First Lien Term Loan	5.25%	08/04/2020		5,037	873,128
Second Lien Term Loan	8.50%	08/04/2021		999	41,644
Bronco Midstream Funding, LLC, Term Loan	5.00%	08/17/2020		5,860	3,486,989
Citgo Holding Inc., Term Loan	9.50%	05/12/2018		8,027	7,936,355
CJ Holding Co.,
Term Loan B-1	6.50%	03/24/2020		333	131,434
Term Loan B-2	7.25%	03/24/2022		2,747	1,011,911
Crestwood Holdings LLC, Term Loan B-1	7.00%	06/19/2019		3,840	1,589,864
Drillships Financing Holding Inc., Term Loan B-1	6.00%	03/31/2021		16,785	4,895,646
Drillships Ocean Ventures, Inc., Term Loan	5.50%	07/25/2021		6,945	2,795,472
EFR Benelux B.V. (Netherlands), Second Lien Term Loan	8.50%	08/28/2019	EUR	500	545,456
EMG Utica, LLC, Term Loan	4.75%	03/27/2020		2,254	1,746,606
Fieldwood Energy LLC, Term Loan	3.88%	09/28/2018		6,784	4,160,936
Floatel International Ltd., Term Loan	6.00%	06/27/2020		6,576	2,827,807
Glenn Pool Oil & Gas Trust I, Term Loan (Acquired 06/08/2011; Cost $83,694)	4.50%	05/02/2016		84	83,484
HGIM Corp., Term Loan B	5.50%	06/18/2020		8,592	3,966,726
Jonah Energy LLC, Second Lien Term Loan	7.50%	05/12/2021		3,067	1,349,566

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Oil & Gas–(continued)
McDermott International, Inc., Term Loan	5.25%	04/16/2019		$1,469	$1,319,011
NGPL PipeCo LLC, Term Loan	6.75%	09/15/2017		3,891	3,686,280
Osum Productions Corp. (Canada), Term Loan	6.50%	07/31/2020		3,454	1,606,145
Pacific Drilling S.A. (Luxembourg), Term Loan	4.50%	06/03/2018		2,519	507,726
Paragon Offshore Finance Co. (Cayman Islands), Term Loan(f)	3.75%	07/16/2021		2,525	563,178
Petroleum GEO-Services ASA, Term Loan	3.25%	03/19/2021		6,822	3,670,053
Samchully Midstream 3 LLC, Term Loan	5.75%	10/20/2021		2,631	1,848,183
Samson Investment Co., Second Lien Term Loan 1(f)(g)	0.00%	09/25/2018		10,513	332,890
Seadrill Operating LP, Term Loan	4.00%	02/21/2021		19,058	8,038,555
Seventy Seven Operating LLC, Term Loan	3.75%	06/25/2021		2,422	1,448,289
Southcross Energy Partners, L.P., Term Loan	5.25%	08/04/2021		1,874	1,009,421
Targa Resources Corp., Term Loan	5.75%	02/25/2022		970	800,435
Veresen Midstream US LLC, Term Loan B-1	5.25%	03/31/2022		5,346	5,015,857
					67,319,379

Publishing–2.28%
Getty Images, Inc.,
Revolver Loan(c)	0.00%	10/18/2017		6,893	5,376,764
Term Loan	4.75%	10/18/2019		7,022	4,851,499
MediMedia USA, Inc., First Lien Term Loan (Acquired 05/10/2013-09/05/2013; Cost $1,737,355)	8.00%	11/20/2018		1,755	1,715,450
Merrill Communications LLC, Term Loan	6.25%	06/01/2022		6,392	5,137,278
Newsday, LLC, Term Loan	3.94%	10/12/2016		6,892	6,896,617
ProQuest LLC, Term Loan	5.75%	10/24/2021		6,850	6,559,256
Tribune Media Co., Term Loan B	3.75%	12/28/2020		9,407	9,343,986
					39,880,850

Radio & Television–2.26%
Block Communications, Inc., Term Loan B	4.00%	11/07/2021		1,155	1,150,923
Gray Television, Inc., Term Loan C	4.25%	06/13/2021		1,309	1,307,995
iHeartCommunications, Inc.,
Term Loan D	7.19%	01/30/2019		6,101	4,020,044
Term Loan E	7.94%	07/31/2019		43,274	28,371,549
Media General Inc., Term Loan B	4.00%	07/31/2020		3,410	3,406,783
Sinclair Television Group Inc., Incremental Term Loan B-1	3.50%	07/30/2021		1,311	1,307,446
					39,564,740

Retailers (except Food & Drug)–4.51%
Cortefiel, S.A. (Spain),
Term Loan B-1(d)	—	03/20/2017	EUR	384	342,123
Term Loan B-2(d)	—	03/20/2017	EUR	421	375,042
Term Loan B-3(d)	—	03/20/2017	EUR	196	174,312
Term Loan B-3(d)	—	03/20/2017	EUR	514	458,006
David’s Bridal, Inc.,
Asset-Based Revolver Loan(c)	0.00%	10/11/2017		1,573	1,431,139
Term Loan	5.25%	10/11/2019		2,397	2,016,174
Fullbeauty Brands Holdings Corp., Term Loan	5.75%	10/14/2022		4,295	3,979,658
J. Crew Group, Inc., Term Loan	4.00%	03/05/2021		2,910	1,963,856
Jill Holdings LLC, Term Loan	6.00%	05/08/2022		1,430	1,344,468

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Retailers (except Food & Drug)–(continued)
Kirk Beauty One GmbH (Germany),
Term Loan B-1	6.00%	08/13/2022	EUR	211	$228,100
Term Loan B-2	6.00%	08/13/2022	EUR	129	138,992
Term Loan B-3	6.00%	08/13/2022	EUR	221	238,300
Term Loan B-4	6.00%	08/13/2022	EUR	146	158,210
Term Loan B-5	6.00%	08/13/2022	EUR	33	35,158
Term Loan B-6	6.00%	08/13/2022	EUR	168	181,488
Term Loan B-7	6.00%	08/13/2022	EUR	93	100,467
Lands’ End, Inc., Term Loan B	4.25%	04/02/2021		4,284	3,141,649
Men’s Wearhouse, Inc. (The), Term Loan B	4.50%	06/18/2021		1,419	1,283,675
National Vision, Inc., Second Lien Term Loan	6.75%	03/13/2022		132	116,829
Nine West Holdings, Inc., Term Loan	4.75%	10/08/2019		4,268	2,731,485
Payless, Inc.,
Second Lien Term Loan	8.50%	03/11/2022		2,178	489,969
Term Loan	5.00%	03/11/2021		7,622	3,611,108
Petco Animal Supplies, Inc.,
Term Loan B-1	5.75%	01/26/2023		4,778	4,690,741
Term Loan B-2	5.62%	01/26/2023		2,183	2,143,136
Pier 1 Imports (U.S.), Inc., Term Loan	4.50%	04/30/2021		1,536	1,405,658
Savers Inc., Term Loan	5.00%	07/09/2019		4,240	3,226,854
Sears Roebuck Acceptance Corp., Term Loan	5.50%	06/30/2018		24,611	22,811,249
Staples, Inc., Term Loan B	4.75%	02/02/2022		1,649	1,639,583
Toys ‘R’ US Property Co. I, LLC, Term Loan	6.00%	08/21/2019		13,584	11,919,895
Toys ‘R’ US-Delaware, Inc.,
Canadian Term Loan A-1	8.25%	10/24/2019		1,745	1,691,408
Term Loan A-1	8.25%	10/24/2019		2,164	2,097,346
Term Loan B-2	5.25%	05/25/2018		93	73,730
Term Loan B-3	5.25%	05/25/2018		27	21,277
Vivarte (France), Term Loan(d)	—	10/29/2019	EUR	1,000	1,082,749
Wilton Brands LLC, Term Loan B	8.50%	08/30/2018		1,581	1,466,302
					78,810,136

Steel–0.66%
Fortescue Metals Group Ltd., Term Loan	4.25%	06/30/2019		14,911	11,502,710

Surface Transport–0.59%
Hertz Corp. (The),
LOC	3.75%	03/09/2018		552	537,799
Term Loan B-2(d)	—	03/11/2018		511	502,366
Kenan Advantage Group, Inc.,
Canadian Term Loan	4.00%	07/31/2022		242	237,856
Delayed Draw Term Loan 1(c)	0.00%	01/31/2017		106	104,404
Term Loan	4.00%	07/31/2022		758	745,712
PODS Holding, LLC, Second Lien Term Loan	9.25%	02/02/2023		1,276	1,249,629
Stena International S.A. (Luxembourg), Term Loan	4.00%	03/03/2021		4,616	3,577,324
U.S. Shipping Corp., Term Loan B-2	5.25%	06/26/2021		3,636	3,417,919
					10,373,009

Telecommunications–6.94%
Communications Sales & Leasing, Inc., Term Loan	5.00%	10/24/2022		8,853	8,261,381
Consolidated Communications, Inc., Term Loan	4.25%	12/23/2020		6,614	6,554,870

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)*	Value
Telecommunications–(continued)
CWC-US Co-Borrower, LLC,
Term Loan B-1(d)	—	12/31/2022	$730	$710,753
Term Loan B-2(d)	—	12/31/2022	597	581,526
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/2019	6,338	6,179,518
Frontier Communications Corp., Delayed Draw Term Loan A(c)	0.00%	03/31/2021	5,716	5,344,883
GTT Communications, Inc., Term Loan	6.25%	10/22/2022	2,803	2,785,445
Level 3 Communications, Inc.,
Term Loan B	4.00%	01/15/2020	13,826	13,829,277
Term Loan B-II	3.50%	05/31/2022	24,334	24,053,852
Term Loan B-III	4.00%	08/01/2019	428	428,698
LTS Buyer LLC, Second Lien Term Loan	8.00%	04/12/2021	82	77,960
Nextgen Finance, LLC, Term Loan B	5.00%	05/31/2021	5,398	4,660,066
NTELOS Inc., Term Loan B	5.75%	11/09/2019	6,500	6,435,489
SBA Senior Finance II LLC,
Incremental Term Loan B-1-A	3.25%	03/24/2021	1,231	1,211,504
Incremental Term Loan B-2	3.25%	06/10/2022	466	458,055
Syniverse Holdings, Inc.,
Term Loan	4.00%	04/23/2019	9,263	6,136,847
Term Loan	4.00%	04/23/2019	5,500	3,634,592
T-Mobile USA, Inc., Term Loan	3.50%	11/09/2022	6,421	6,435,763
Telesat LLC, Term Loan B-2	3.50%	03/28/2019	1,247	1,221,687
U.S. Telepacific Corp., Term Loan	6.00%	11/25/2020	6,663	6,360,274
Zayo Group, LLC,
Incremental Term Loan	4.50%	05/06/2021	571	571,149
Term Loan	3.75%	05/06/2021	15,687	15,501,138
				121,434,727

Utilities–5.02%
Aria Energy Operating LLC, Term Loan	5.00%	05/27/2022	1,720	1,453,606
Calpine Construction Finance Co., L.P., Term Loan B-2	3.25%	01/31/2022	13,057	12,232,882
Calpine Corp.,
Term Loan	4.00%	10/09/2019	942	914,633
Term Loan	3.50%	05/27/2022	5,911	5,613,614
Term Loan	4.00%	01/15/2023	8,529	8,273,187
Term Loan B	4.00%	10/31/2020	6,177	5,963,136
Dynegy Inc., Term Loan B-2	4.00%	04/23/2020	7,035	6,623,339
Energy Future Intermediate Holding Co. LLC, Term Loan	4.25%	12/19/2016	2,516	2,508,852
Granite Acquisition, Inc.,
First Lien Term Loan B	5.00%	12/17/2021	6,014	5,468,367
First Lien Term Loan C	5.00%	12/17/2021	265	241,059
Second Lien Term Loan B	8.25%	12/17/2022	1,098	851,095
NSG Holdings LLC, Term Loan (Acquired 12/17/12-10/04/13; Cost $791,230)	3.75%	12/11/2019	794	766,260
Southeast PowerGen LLC, Term Loan B	4.50%	12/02/2021	1,858	1,765,204
Texas Competitive Electric Holdings Co., LLC,
DIP Revolver Loan(c)(f)	0.00%	11/07/2016	26,667	26,264,800
Term Loan(f)	4.50%	10/10/2017	5,116	1,415,781
TPF II Power, LLC, Term Loan	5.50%	10/02/2021	6,091	5,755,874
USIC Holding, Inc., First Lien Term Loan	4.00%	07/10/2020	1,827	1,725,592
				87,837,281
Total Variable Rate Senior Loan Interests				1,465,771,912

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Bonds and Notes–7.52%
Aerospace & Defense–0.26%
LMI Aerospace, Inc.	7.38%	07/15/2019		$4,875	$4,570,313

Air Transport–0.38%
Mesa Airlines, Inc.(h)	5.75%	07/15/2025		6,646	6,679,230

Business Equipment & Services–0.31%
ADT Corp. (The)	6.25%	10/15/2021		2,222	2,183,115
Dream Secured Bondco AB (Sweden) (Acquired 10/21/2015; Cost $245,669)(h)(i)	8.25%	10/21/2023	EUR	2,112	244,885
Dream Secured Bondco AB (Sweden) (Acquired 10/02/2015-10/21/2015; Cost $3,018,108)(h)(i)	7.09%	10/21/2023	SEK	2,775	2,996,446
					5,424,446

Cable & Satellite Television–0.59%
Altice Financing SA (Luxembourg)(h)	6.63%	02/15/2023		851	842,490
Charter Communications Operating, LLC(h)	5.88%	04/01/2024		2,142	2,192,872
Charter Communications Operating, LLC(h)	5.75%	02/15/2026		932	940,155
UPC Broadband Holdings, B.V. (Netherlands)(h)	7.25%	11/15/2021		967	1,028,221
UPC Broadband Holdings, B.V. (Netherlands)(h)	6.88%	01/15/2022		156	166,225
Virgin Media Investment Holdings Ltd. (United Kingdom)(h)	5.50%	01/15/2025	GBP	3,465	4,557,510
YPSO Holding S.A. (France)(h)	6.00%	05/15/2022		555	552,225
					10,279,698

Chemicals & Plastics–0.26%
Chemours Co. (The)(h)	6.63%	05/15/2023		1,010	739,825
Hexion Specialty Chemicals, Inc.	6.63%	04/15/2020		3,966	3,152,970
Ineos Holdings Ltd.(h)	6.13%	08/15/2018		615	618,075
					4,510,870

Containers & Glass Products–0.48%
Ardagh Glass Finance PLC(h)	6.25%	01/31/2019		932	920,350
Ardagh Glass Finance PLC(h)	7.00%	11/15/2020		151	141,570
Ardagh Glass Finance PLC(h)	4.25%	01/15/2022	EUR	750	806,954
Onex Wizard US Acquisition(h)	7.75%	02/15/2023	EUR	1,750	1,968,389
Reynolds Group Holdings Inc.(h)	5.63%	12/15/2016		2,973	2,976,716
Reynolds Group Holdings Inc.	9.88%	08/15/2019		561	579,934
Reynolds Group Holdings Inc.	5.75%	10/15/2020		634	654,605
Sealed Air Corp.(h)	4.50%	09/15/2023	EUR	375	423,234
					8,471,752

Electronics & Electrical–0.30%
Blackboard Inc.(h)	7.75%	11/15/2019		4,194	3,386,655
ICBPI (United Kingdom)(h)(i)	8.00%	05/30/2021	EUR	1,750	1,789,514
					5,176,169

Financial Intermediaries–0.81%
Arrow Global Finance (United Kingdom)(h)(i)	5.14%	11/01/2021	EUR	1,000	1,077,026
Cabot Financial S.A. (Luxembourg)(h)	6.50%	04/01/2021	GBP	3,000	3,810,859
Cabot Financial S.A. (Luxembourg)(h)(i)	5.70%	11/15/2021	EUR	1,000	1,024,048
Garfunkelux Holdco 3 S.A. (Luxembourg)(h)	7.50%	08/01/2022	EUR	3,220	3,468,725
Garfunkelux Holdco 3 S.A. (Luxembourg)(h)	11.00%	11/01/2023	GBP	1,000	1,268,324
Lindorff Group AB (Norway)(h)(i)	5.32%	08/15/2020	EUR	500	535,081
TMF Group Holdco B.V. (Netherlands)(h)	9.88%	12/01/2019	EUR	2,500	2,910,544
					14,094,607

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Food Products–0.04%
Wagamama Finance (United Kingdom)(h)	7.88%	02/01/2020	GBP	500	$732,461

Health Care–1.06%
Care UK Health & Social Care PLC (United Kingdom)(h)(i)	5.59%	07/15/2019	GBP	2,954	3,541,052
Community Health Systems, Inc.	6.88%	02/01/2022		1,320	1,145,100
DaVita HealthCare Partners Inc.	5.13%	07/15/2024		557	567,792
DJO Finance LLC(h)	10.75%	04/15/2020		5,087	4,145,905
DJO Finance LLC(h)	8.13%	06/15/2021		4,493	3,762,887
IDH Finance PLC (United Kingdom)(h)(i)	5.57%	12/01/2018	GBP	2,000	2,755,864
IDH Finance PLC (United Kingdom)(h)	6.00%	12/01/2018	GBP	500	690,601
Kinetic Concepts, Inc.	10.50%	11/01/2018		1,764	1,631,700
Kinetic Concepts, Inc.(h)	7.88%	02/15/2021		335	345,888
					18,586,789

Industrial Equipment–0.13%
Galapagos Holding S.A. (Luxembourg)(h)(i)	4.62%	06/15/2021	EUR	2,225	2,208,125

Insurance–0.19%
Domestic & General Group Ltd. (United Kingdom)(h)(i)	5.59%	11/15/2019	GBP	2,450	3,338,593

Leisure Goods, Activities & Movies–0.22%
Carmike Cinemas, Inc.(h)	6.00%	06/15/2023		1,019	1,075,045
Corleone Capital Ltd. (United Kingdom)(h)(i)	4.84%	08/01/2018	EUR	2,170	2,342,931
Sabre, Inc.(h)	5.25%	11/15/2023		341	344,410
					3,762,386

Lodging & Casinos–0.06%
ESH Hospitality, Inc.(h)	5.25%	05/01/2025		1,019	993,525

Nonferrous Metals & Minerals–0.14%
TiZir Ltd. (United Kingdom)	9.00%	09/28/2017		3,600	2,430,000

Oil & Gas–0.32%
Drill Rigs Holdings Inc.(h)	6.50%	10/01/2017		7,256	3,736,840
FTS International, Inc.(h)(i)	8.01%	06/15/2020		2,012	1,230,696
Pacific Drilling S.A. (Luxembourg)(h)	5.38%	06/01/2020		2,798	622,555
Seventy Seven Operating LLC	6.50%	07/15/2022		236	7,080
					5,597,171

Radio & Television–0.36%
IHeartCommunications, Inc.(h)	8.75%	12/15/2020		4,561	4,629,415
Sinclair Television Group Inc.	6.38%	11/01/2021		1,208	1,253,300
Univision Communications Inc.(h)	6.75%	09/15/2022		450	479,790
					6,362,505

Retailers (except Food & Drug)–0.39%
Claire’s Stores Inc.(h)	6.13%	03/15/2020		1,210	611,050
Guitar Center, Inc.(h)	6.50%	04/15/2019		1,644	1,397,400
New Look PLC (United Kingdom)(h)	8.00%	07/01/2023	GBP	2,725	3,566,325
TWIN SET — Simona Barbieri S.p.A. (Italy)(h)(i)	5.73%	07/15/2019	EUR	1,250	1,251,708
					6,826,483

Steel–0.01%
Fortescue Metals Group Ltd.(h)	9.75%	03/01/2022		279	263,655

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)*		Value
Surface Transport–0.06%
WFS Global Holding SAS (France)(h)	9.50%	07/15/2022	EUR	1,000	$1,125,958

Telecommunications–0.98%
Goodman Networks Inc.	12.13%	07/01/2018		7,708	2,312,400
SoftBank Group Corp. (Japan)(h)	4.75%	07/30/2025	EUR	3,000	3,087,156
Wind Telecomunicazioni S.p.A. (Italy)(h)	6.50%	04/30/2020		256	260,488
Wind Telecomunicazioni S.p.A. (Italy)(h)	7.00%	04/23/2021	EUR	3,950	4,103,644
Wind Telecomunicazioni S.p.A. (Italy)(h)	7.38%	04/23/2021		1,422	1,308,240
Windstream Corp.	7.50%	06/01/2022		1,484	1,164,940
Windstream Corp.	6.38%	08/01/2023		17	12,559
Zayo Group, LLC	6.38%	05/15/2025		5,089	4,872,717
					17,122,144

Utilities–0.17%
Calpine Corp.(h)	6.00%	01/15/2022		807	829,192
Calpine Corp.(h)	7.88%	01/15/2023		—	275
NRG Energy Inc.	6.25%	07/15/2022		1,579	1,342,150
NRG Energy Inc.	6.63%	03/15/2023		880	750,200
					2,921,817
Total Bonds and Notes					131,478,697

Structured Products–5.45%
Apidos Cinco CDO(h)(i)	4.87%	05/14/2020		345	321,238
Apidos CLO IX-R(h)(i)	6.72%	07/15/2023		3,032	2,521,338
Apidos CLO X(h)(i)	6.87%	10/30/2022		3,367	2,711,098
Apidos CLO X(h)(i)	6.87%	10/30/2022		2,190	1,763,381
Apidos CLO XI(h)(i)	5.87%	01/17/2023		1,181	873,855
Apidos CLO XV(h)(i)	5.37%	10/20/2025		6,500	4,575,311
Ares XI CLO, Ltd(h)(i)	6.62%	10/11/2021		1,002	946,335
Atrium X LLC(h)(i)	5.12%	07/16/2025		3,742	2,789,889
Babson CLO Ltd. 2007-I(h)(i)	3.87%	01/18/2021		1,034	942,587
Babson CLO Ltd. 2013-II(h)(i)	5.12%	01/18/2025		6,540	4,392,467
Carlyle Global Market Strategies CLO 2012-2(h)(i)	6.72%	07/20/2023		3,541	2,796,151
Carlyle Global Market Strategies CLO 2012-3(h)(i)	6.12%	10/04/2024		3,188	2,450,600
Carlyle Global Market Strategies CLO 2013-1(h)(i)	6.12%	02/14/2025		3,200	2,522,051
Carlyle High Yield Partners 10, Ltd.(h)(i)	3.82%	04/19/2022		2,000	1,730,726
Dryden Senior Loan Fund 2013-30(h)(i)	5.62%	11/15/2025		3,276	2,069,420
Dryden Senior Loan Fund 2014-34(h)(i)	5.42%	10/15/2026		1,000	690,077
Dryden XI-Leveraged Loan CDO 2006(h)(i)	4.52%	04/12/2020		427	392,377
Duane Street CLO 2007-4(h)(i)	4.87%	11/14/2021		2,428	2,172,108
Flagship CLO VI(h)(i)	5.24%	06/10/2021		3,254	2,979,531
Flagship CLO VI(h)(i)	5.24%	06/10/2021		987	903,527
Four Corners CLO II, Ltd.(h)(i)	2.47%	01/26/2020		310	291,485
Four Corners CLO II, Ltd.(h)(i)	2.47%	01/26/2020		103	96,848
Gallatin Funding CLO VII 2014-1 Ltd.(h)(i)	6.29%	07/15/2023		3,068	2,633,504
Halcyon Loan Investors CLO II, Ltd.(h)(i)	4.22%	04/24/2021		917	813,561
Highbridge Loan Management 6-2015, Ltd.(h)(i)	6.07%	05/05/2027		500	338,133
ING Investment Management CLO 2012-4, Ltd.(h)(i)	6.37%	10/15/2023		1,861	1,441,626
ING Investment Management CLO 2013-1, Ltd.(h)(i)	5.62%	04/15/2024		4,808	3,428,905
ING Investment Management CLO 2013-3, Ltd.(h)(i)	5.12%	01/18/2026		2,745	1,857,283
ING Investment Management CLO III, Ltd.(h)(i)	4.12%	12/13/2020		1,188	1,080,838

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)*	Value
ING Investment Management CLO IV, Ltd.(h)(i)	4.87%	06/14/2022	$293	$259,562
Keuka Park CLO 2013-1(h)(i)	5.12%	10/21/2024	617	424,149
Kingsland Ltd. 2006-2(h)(i)	5.12%	04/21/2021	1,205	1,099,466
KKR Financial CLO 2012-1, Ltd.(h)(i)	6.01%	12/15/2024	2,100	1,516,744
KKR Financial CLO 2013-1, Ltd.(h)(i)	5.37%	07/15/2025	2,461	1,655,461
Madison Park Funding II, Ltd.(h)(i)	5.35%	03/25/2020	700	658,821
Madison Park Funding IV, Ltd.(h)(i)	4.19%	03/22/2021	1,344	1,216,269
Madison Park Funding IX, Ltd.(h)(i)	5.87%	08/15/2022	736	606,772
Madison Park Funding X, Ltd.(h)(i)	5.87%	01/20/2025	1,953	1,530,519
Madison Park Funding XIV, Ltd.(h)(i)	5.37%	07/20/2026	1,350	994,452
Madison Park Funding XIV, Ltd.(h)(i)	6.02%	07/20/2026	1,915	1,283,531
Magnetite CLO Ltd.(h)(i)	6.06%	09/15/2023	1,988	1,612,526
Maps CLO Fund LLC(h)(i)	4.87%	07/20/2022	1,685	1,492,125
NewStar Commercial Loan Funding 2015-1(h)(i)	6.12%	01/20/2027	1,000	942,250
Northwoods Capital, 2013-10A Ltd.(h)(i)	4.22%	11/04/2025	1,130	904,450
Octagon Investment Partners XIV Ltd.(h)(i)	5.87%	01/15/2024	2,052	1,414,971
Octagon Investment Partners XIX Ltd.(h)(i)	5.47%	04/15/2026	2,920	1,893,010
Octagon Investment Partners XVII Ltd.(h)(i)	5.12%	10/25/2025	1,975	1,239,283
Octagon Investment Partners XVIII Ltd.(h)(i)	5.87%	12/16/2024	4,442	3,201,727
Octagon Investment Partners XXI Ltd.(h)(i)	7.22%	11/14/2026	3,500	2,424,922
Pacifica CDO VI, Ltd.(h)(i)	4.37%	08/15/2021	565	478,792
Regatta IV Funding, 2014-1 Ltd.(h)(i)	5.57%	07/25/2026	3,250	1,765,104
Seneca Park CLO Ltd. 2014-1(h)(i)	5.32%	07/17/2026	2,750	1,866,447
Silverado CLO 2006-II Ltd.(h)(i)	4.37%	10/16/2020	886	772,028
Slater Mill Loan Fund, LP(h)(i)	6.12%	08/17/2022	1,108	782,482
St. James River CLO Ltd. 2007-1(h)(i)	4.79%	06/11/2021	481	435,825
Stone Tower CLO, 2007-6 Ltd.(h)(i)	4.22%	04/17/2021	1,750	1,542,432
Symphony CLO VIII, Ltd.(h)(i)	6.62%	01/09/2023	1,156	1,007,488
Symphony CLO XI, Ltd.(h)(i)	5.87%	01/17/2025	2,640	2,035,266
Symphony CLO XII, Ltd.(h)(i)	5.52%	10/15/2025	1,850	1,369,357
Symphony CLO XIV, Ltd.(h)(i)	5.22%	07/14/2026	2,750	1,762,857
TriMaran CLO VII, Ltd.(h)(i)	3.91%	06/15/2021	1,535	1,353,043
Voya CLO 2014-2, Ltd(h)(i)	5.37%	07/17/2026	1,875	1,198,554
Total Structured Products				95,266,935

			Shares
Common Stocks & Other Equity Interests–0.65%(j)
Aerospace & Defense–0.01%
IAP Worldwide Services(h)(k)			134	200,865

Automotive–0.01%
Dayco Products, LLC(h)(k)			3,266	84,916
Dayco Products, LLC(h)(k)			3,261	84,786
				169,702

Building & Development–0.10%
Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 04/28/2010-07/15/2010; Cost $664,569)(h)(k)			1	0
Lake at Las Vegas Joint Venture, LLC, Class B (Acquired 06/30/2010; Cost $3,408,940)(h)(k)			0	0
Stile Acquisition Corp. (Canada)(k)			27,093	1,558,119
United Subcontractors, Inc.(h)(k)			4,840	145,214
				1,703,333

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Floating Rate Fund

	Shares	Value
Business Equipment & Services–0.04%
EmployBridge Holding Co.(h)(k)	43,971	$604,601

Cable & Satellite Television–0.14%
ION Media Networks, Inc.	4,471	2,476,487

Chemicals & Plastics–0.00%
LyondellBasell Industries N.V.–Class A	218	17,486

Drugs–0.00%
BPA Laboratories, Class A, Wts. expiring 04/29/24, (Acquired 04/29/2014; Cost $0)(h)(k)	3	0
BPA Laboratories, Class B, Wts. expiring 04/29/24, (Acquired 04/29/2014; Cost $0)(h)(k)	6	0
		0

Financial Intermediaries–0.00%
Bankruptcy Management Solutions, Inc.(h)(k)	335	12,563
Bankruptcy Management Solutions, Inc., Class A, Wts. expiring 06/27/18, (Acquired 06/27/2013; Cost $0)(h)(k)	0	0
Bankruptcy Management Solutions, Inc., Class B, Wts. expiring 06/27/18, (Acquired 06/27/2013; Cost $0)(h)(k)	0	0
Bankruptcy Management Solutions, Inc., Class C, Wts. expiring 06/27/18, (Acquired 06/27/2013; Cost $0)(h)(k)	0	0
		12,563

Food Products–0.00%
QCE LLC(h)(k)	17	0

Forest Products–0.00%
Xerium Technologies, Inc.(k)	1,766	12,945

Health Care–0.19%
New Milennium Holdco.(h)(k)	259,087	3,324,863

Leisure Goods, Activities & Movies–0.00%
AMF Bowling Centers, Inc.(k)	1,665	64,935

Lodging & Casinos–0.05%
Twin River Worldwide Holdings, Inc.,(h)(k)	18,663	907,488

Publishing–0.06%
F&W Publications, Inc.(h)(k)	288	21,600
Merrill Communications LLC Class A,(h)(k)	133,776	735,768
Tribune Media Co., Class A	9,050	324,895
Tribune Publishing Co.	2,262	18,978
		1,101,241

Surface Transport–0.01%
U.S. Shipping Corp. (Acquired 09/28/2007-09/30/2009; Cost $0)(h)(k)	6,189	62
U.S. Shipping Corp. (Acquired 09/28/2007-09/30/2009; Cost $87,805)(h)(k)	87,805	74,634
		74,696

Telecommunications–0.04%
FairPoint Communications, Inc.(k)	44,928	675,268

Utilities–0.00%
Bicent Power, LLC, Series A, Wts. expiring 08/21/22, (Acquired 08/21/2012; Cost $0)(h)(k)	0	0
Bicent Power, LLC, Series B, Wts. expiring 08/21/22, (Acquired 08/21/2012; Cost $0)(h)(k)	0	0
		0
Total Common Stocks & Other Equity Interests		11,346,473

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Floating Rate Fund

	Shares	Value
Preferred Stocks–0.01%
Building & Development–0.01%
United Subcontractors, Inc.(h)(k)	4,840	$101,650

Retailers (except Food & Drug)–0.00%
Vivarte (France) (Acquired 01/06/2016; Cost $0)(h)(k)	934	—
Total Preferred Stocks		101,650

Money Market Funds–1.01%
Liquid Assets Portfolio–Institutional Class, 0.42%(l)	8,864,273	8,864,273
Premier Portfolio–Institutional Class, 0.38%(l)	8,864,273	8,864,273
Total Money Market Funds		17,728,546
TOTAL INVESTMENTS–98.47% (Cost $1,946,231,981)		1,721,694,213
OTHER ASSETS LESS LIABILITIES–1.53%		26,714,968
NET ASSETS–100.00%		$1,748,409,181

Investment Abbreviations:

CDO	– Collateralized Debt Obligation
CLO	– Collateralized Loan Obligation
DIP	– Debtor-in-possession
EUR	– Euro
GBP	– British Pound
IBC	– International Bancshares Corp.
LOC	– Letter of Credit
PIK	– Payment in Kind
SEK	– Swedish Krona
Wts.	– Warrants

Notes to Schedule of Investments:

*	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(a)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 8.
(d)	This floating rate interest will settle after February 29, 2016, at which time the interest rate will be determined.
(e)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Lake at Las Vegas Joint Venture LLC, PIK Exit Revolver Loan	—%	5.00%
QCE LLC, PIK Term Loan	—	15.00

(f)	The borrower has filed for protection in federal bankruptcy court.
(g)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 29, 2016 was $1,560,022, which represented less than 1% of the Fund’s Net Assets.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2016 was $204,413,767, which represented 11.69% of the Fund’s Net Assets.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(j)	Acquired through the restructuring of senior loans.
(k)	Non-income producing security.
(l)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 29, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Floating Rate Fund

Portfolio Composition*

By credit quality rating based on total investments† as of February 29, 2016

BBB+	0.4%
BBB	2.5
BBB-	2.8
BB+	8.0
BB	19.3
BB-	13.4
B+	10.5
B	18.8
B-	8.0
CCC+	6.8
CCC	2.7
CCC-	0.3
CC	0.0
C	0.0
D	0.8
Not-Rated	5.0
Equity	0.7

†	Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard and Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.
*	Excluding money market holdings

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Floating Rate Fund

Statement of Assets and Liabilities

February 29, 2016

(Unaudited)

Assets:
Investments, at value (Cost $1,928,503,435)	$1,703,965,667
Investments in affiliated money market funds, at value and cost	17,728,546
Total investments, at value (Cost $1,946,231,981)	1,721,694,213
Cash	23,911,473
Foreign currencies, at value (Cost $12,351,316)	12,290,042
Receivable for:
Investments sold	71,781,930
Interest and fees	13,489,648
Fund shares sold	2,467,456
Investments matured (Cost $20,621,517)	5,477,017
Unrealized appreciation on forward foreign currency contracts outstanding	3,898,077
Investment for trustee deferred compensation and retirement plans	142,916
Other assets	244,775
Total assets	1,855,397,547

Liabilities:
Payable for:
Investments purchased	45,316,967
Fund shares repurchased	6,292,678
Income distributions	2,144,090
Accrued fees to affiliates	955,745
Accrued trustees’ and officers’ fees and benefits	7,936
Trustee deferred compensation and retirement plans	169,224
Unrealized depreciation on forward foreign currency contracts outstanding	54,421
Unfunded loan commitments	52,047,305
Total liabilities	106,988,366
Net assets applicable to common shares	$1,748,409,181

Net assets consist of:
Shares of beneficial interest	$2,068,731,345
Undistributed net investment income	(3,777,677)
Undistributed net realized gain (loss)	(80,626,734)
Net unrealized appreciation (depreciation)	(235,917,753)
$1,748,409,181

Net Assets:
Class A	$639,131,107
Class C	$446,624,751
Class R	$10,412,039
Class Y	$534,579,116
Class R5	$3,264,601
Class R6	$114,397,567

Shares outstanding, $0.01 par value per share with an unlimited number of shares authorized:
Class A	92,269,513
Class C	64,766,921
Class R	1,500,467
Class Y	77,296,636
Class R5	470,909
Class R6	16,515,241
Class A:
Net asset value per share	$6.93
Maximum offering price per share
(Net asset value of $6.93 ÷ 97.50%	$7.11
Class C:
Net asset value and offering price per share	$6.90
Class R:
Net asset value and offering price per share	$6.94
Class Y:
Net asset value and offering price per share	$6.92
Class R5:
Net asset value and offering price per share	$6.93
Class R6:
Net asset value and offering price per share	$6.93

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Floating Rate Fund

Statement of Operations

For the six months ended February 29, 2016

(Unaudited)

Investment income:
Interest	$63,133,994
Dividends	3,394
Dividends from affiliated money market funds	51,105
Other income	1,854,408
Total investment income	65,042,901

Expenses:
Advisory fees	6,393,634
Administrative services fees	222,857
Custodian fees	202,891
Class A	930,150
Class C	1,928,583
Class R	27,692
Interest, facilities and maintenance fees	504,167
Transfer agent fees — A, C, R & Y	1,023,082
Transfer agent fees — R5	1,694
Transfer agent fees — R6	3,139
Trustees’ and officers’ fees and benefits	33,471
Other	220,663
Total expenses	11,492,023
Less: Fees waived and expense offset arrangement(s)	(45,443)
Net expenses	11,446,580
Net investment income	53,596,321

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investment securities	(58,565,298)
Foreign currencies	1,930,605
Forward foreign currency contracts	(1,306,636)
(57,941,329)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(126,593,296)
Foreign currencies	188,387
Forward foreign currency contracts	4,063,709
(122,341,200)
Net realized and unrealized gain (loss)	(180,282,529)
Net increase (decrease) in net assets resulting from operations	$(126,686,208)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Floating Rate Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	February 29, 2016	August 31, 2015
Operations:
Net investment income	$53,596,321	$109,334,487
Net realized gain (loss)	(57,941,329)	(9,077,969)
Change in net unrealized appreciation (depreciation)	(122,341,200)	(118,044,276)
Net increase (decrease) in net assets resulting from operations	(126,686,208)	(17,787,758)

Distributions to shareholders from net investment income:
Class A	(20,139,524)	(41,201,004)
Class C	(12,642,236)	(25,284,497)
Class R	(285,171)	(494,668)
Class Y	(19,678,664)	(39,480,871)
Class R5	(95,607)	(212,956)
Class R6	(3,506,763)	(4,858,586)
Total distributions to shareholders from net investment income	(56,347,965)	(111,532,582)

Share transactions–net:
Class A	(146,848,693)	(126,076,413)
Class C	(78,475,401)	(88,632,668)
Class R	(589,494)	1,411,096
Class Y	(210,040,769)	46,121,653
Class R5	95,738	(4,354,384)
Class R6	27,366,616	19,769,006
Net change in net assets resulting from share transactions	(408,492,003)	(151,761,710)
Net increase (decrease) in net assets	(591,526,176)	(281,082,050)

Net assets applicable to common shares:
Beginning of period	2,339,935,357	2,621,017,407
End of period (includes undistributed net investment income of $(3,777,677) and $(1,026,033), respectively)	$1,748,409,181	$2,339,935,357

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Floating Rate Fund

Statement of Cash Flows

For the six months ended February 29, 2016

(Unaudited)

Cash provided by operating activities:
Net increase (decrease) in net assets resulting from operations	$(126,686,208)

Adjustments to reconcile net increase in net assets to net cash provided by operating activities:
Purchases of investments	(571,424,879)
Proceeds from sales of investments	1,003,214,047
Net change in transactions in forward foreign currency contracts	(4,063,709)
Decrease in interest receivables and other assets	2,759,210
Amortization of loan fees	(394,602)
Accretion of discount on investment securities	(5,313,724)
Decrease in accrued expenses and other payables	(309,602)
Net realized loss from investment securities	58,565,298
Net change in unrealized depreciation on investment securities	126,593,296
Net cash provided by operating activities	482,939,127

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(17,127,871)
Proceeds from shares of beneficial interest sold	273,896,564
Disbursements from shares of beneficial interest reacquired	(714,720,362)
Net cash provided by (used in) financing activities	(457,951,669)
Net increase in cash and cash equivalents	24,987,458
Cash and cash equivalents at beginning of period	28,942,603
Cash and cash equivalents at end of period	$53,930,061

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$39,824,938

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$337,500

Notes to Financial Statements

February 29, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Floating Rate Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

27                         Invesco Floating Rate Fund

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

28                         Invesco Floating Rate Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining the credit agreement.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
K.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
L.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

M.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

29                         Invesco Floating Rate Fund

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

N.	Industry Focus — To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
O.	Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
P.	Other Risks — The Fund may invest all or substantially of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

Q.	Leverage Risk — The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.65%
Next $4.5 billion	0.60%
Next $5 billion	0.575%
Over $10 billion	0.55%

For the six months ended February 29, 2016, the effective advisory fees incurred by the Fund was 0.61%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.00%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following

30                         Invesco Floating Rate Fund

expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 29, 2016, the Adviser waived advisory fees of $44,588.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 0.75% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 29, 2016, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2016, IDI advised the Fund that IDI retained $52,058 in front-end sales commissions from the sale of Class A shares and $246,813 and $31,159 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

31                         Invesco Floating Rate Fund

During the six months ended February 29, 2016, there were transfers from Level 2 to level 3 of $34,673,989, due to third-party vendor quotations utilizing single market quotes and from level 3 to level 2 of $41,229,314, due to third-party vendor quotations utilizing more than one market quote.

	Level 1	Level 2	Level 3	Total
Equity Securities	$20,336,237	$5,807,357	$3,033,075	$29,176,669
Variable Rate Senior Loan Interests	—	1,351,085,011	114,686,901	1,465,771,912
Bonds and Notes	—	121,558,136	9,920,561	131,478,697
Structured Products	—	95,266,935	—	95,266,935
	20,336,237	1,573,717,439	127,640,537	1,721,694,213
Forward Foreign Currency Contracts*	—	3,843,656	—	3,843,656
Total Investments	$20,336,237	$1,577,561,095	$127,640,537	$1,725,537,869

*	Unrealized appreciation.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended February 29, 2016:

	Beginning Balance, as of August 31, 2015	Purchases	Sales	Accrued discounts/ premiums	Net realized gain (loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of February 29, 2016
Variable Rate Senior Loan Interests	$150,150,779	$15,535,399	$(34,692,792)	$875,184	$(302,750)	$(12,432,671)	$36,953,220	$(41,399,468)	$114,686,901
Bonds & Notes	—	9,909,351	—	423	—	10,787	—	—	9,920,561
Equity Securities	2,708,358	—	—	—	—	377,089	12,563	(64,935)	3,033,075
Total	$152,859,137	$25,444,750	$(34,692,792)	$875,607	$(302,750)	$(12,044,795)	$36,965,783	$(41,464,403)	$127,640,537

Securities determined to be Level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 29, 2016:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts(a)	$3,898,077	$(54,421)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized appreciation on forward foreign currency contracts outstanding and Unrealized depreciation on forward foreign currency contracts outstanding .

Effect of Derivative Investments for the six months ended February 29, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (loss) on Statement of Operations
Forward Foreign Currency Contracts
Realized Gain (loss):
Currency risk	$(1,306,636)
Change in Net Unrealized Appreciation:
Currency risk	4,063,709
Total	$2,757,073

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$96,159,440

32                         Invesco Floating Rate Fund

Open Forward Foreign Currency Contracts at Period-End
Settlement Date		Contract to				Notional Value	Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
03/14/16	State Street Bank and Trust Co.	USD	846,894	EUR	750,000	$816,156	$(30,738)
03/14/16	State Street Bank and Trust Co.	EUR	52,500,000	USD	59,615,693	57,130,902	2,484,791
03/14/16	State Street Bank and Trust Co.	USD	545,643	GBP	375,000	521,960	(23,683)
03/14/16	State Street Bank and Trust Co.	GBP	26,500,000	USD	38,291,970	36,885,168	1,406,802
03/14/16	State Street Bank and Trust Co.	SEK	2,150,000	USD	257,705	251,221	6,484
Total Forward Foreign Currency Contracts — Currency Risk							$3,843,656

Currency Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
SEK	– Swedish Krona
USD	– U.S. Dollar

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on the Fund’s financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of February 29, 2016.

	Gross amounts of Recognized Assets	Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Financial Instruments	Collateral Received		Net Amount
Counterparty			Non-Cash	Cash
State Street Bank and Trust Co.	$3,898,077	$(54,421)	$—	$—	$3,843,656

	Gross amounts of Recognized Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Financial Instruments	Collateral Pledged		Net Amount
Counterparty			Non-Cash	Cash
State Street Bank and Trust Co.	$54,421	$(54,421)	$—	$—	$—

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $855.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

33                         Invesco Floating Rate Fund

NOTE 7—Borrowings

The Board of Trustees of the Fund approved a revolving line of credit agreement with SSB in which the Fund may borrow up to the lesser of (1) $500,000,000 or (2) the limits set by its prospectus for borrowings. This agreement will expire on July 20, 2016.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Unfunded Loan Commitments

As of February 29, 2016, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
Arch Coal, Inc.	DIP Term Loan	$3,456,916	$3,318,639
David’s Bridal, Inc.	Asset-Based Revolver Loan	1,572,680	1,431,139
Delta Air Lines, Inc.	Revolver Loan	1,144,857	1,124,822
Equinox Holdings, Inc.	Revolver Loan	1,866,265	1,679,639
Frontier Communications Corp.	Delayed Draw Term Loan A	5,716,452	5,344,883
Getty Images, Inc.	Revolver Loan	6,893,288	5,376,764
Hearthside Group Holdings, LLC	Revolver Loan	2,430,969	2,233,405
IAP Worldwide Services	Revolver Loan	876,686	859,152
Kenan Advantage Group, Inc.	Delayed Draw Term Loan 1	106,061	104,404
Lake at Las Vegas Joint Venture, LLC	Exit Revolver Loan	12,703	9,114
Midas Intermediate Holdco II, LLC	First Lien Delayed Draw Term Loan	170,934	169,581
NewPage Corp.	DIP Delayed Draw Term Loan	570,546	570,546
Post Holdings, Inc.	Revolver Loan	3,566,087	3,560,417
Texas Competitive Electric Holdings Co., LLC	DIP Revolver Loan	26,666,667	26,264,800
		$55,051,111	$52,047,305

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2015, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2017	$2,739,285	$—	$2,739,285
Not subject to expiration	734,335	9,722,246	10,456,581
	$3,473,620	$9,722,246	$13,195,866

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

34                         Invesco Floating Rate Fund

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2016 was $499,202,621 and $958,754,363, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$8,500,731
Aggregate unrealized (depreciation) of investment securities	(235,539,776)
Net unrealized appreciation (depreciation) of investment securities	$(227,039,045)

Cost of investments for tax purposes is $1,948,733,258.

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	7,634,844	$55,687,808	39,709,720	$308,748,638
Class C	4,945,398	35,954,975	20,069,741	155,362,291
Class R	71,663	522,633	305,899	2,374,253
Class Y	18,329,459	132,980,445	75,722,818	587,249,556
Class R5	61,836	451,219	183,215	1,423,310
Class R6	5,557,613	41,380,423	4,230,090	33,067,238

Issued as reinvestment of dividends:
Class A	1,913,181	13,796,154	3,775,435	29,292,254
Class C	1,303,344	9,357,177	2,452,652	18,940,243
Class R	37,367	269,619	58,511	454,357
Class Y	1,777,949	12,815,757	3,496,532	27,064,107
Class R5	11,034	79,467	26,246	204,201
Class R6	487,416	3,506,764	626,454	4,856,839

Reacquired:
Class A	(29,894,122)	(216,332,655)	(59,768,075)	(464,117,305)
Class C	(17,271,476)	(123,787,553)	(34,029,469)	(262,935,202)
Class R	(189,826)	(1,381,746)	(182,991)	(1,417,514)
Class Y	(49,600,075)	(355,836,971)	(73,501,780)	(568,192,010)
Class R5	(60,303)	(434,948)	(767,212)	(5,981,895)
Class R6	(2,485,962)	(17,520,571)	(2,338,925)	(18,155,071)
Net increase (decrease) in share activity	(57,370,660)	$(408,492,003)	(19,931,139)	$(151,761,710)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

35                         Invesco Floating Rate Fund

NOTE 12—Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the six months ended February 29, 2016, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$6,893,288	$5,376,764
Citibank N.A.	26,666,667	26,264,800
Goldman Sachs Lending Partners LLC	5,138,767	4,991,556
Total	$38,698,722	$36,633,120

36                         Invesco Floating Rate Fund

NOTE 13—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 02/29/16	$7.56	$0.19	$(0.63)	$(0.44)	$(0.19)	$6.93	(5.83)%	$639,131	1.08	%(e)(f)	1.08	%(e)(f)	5.15	%(e)	24%
Year ended 08/31/15	7.95	0.35	(0.38)	(0.03)	(0.36)	7.56	(0.42)	850,891	1.06	(f)	1.06	(f)	4.51		59
Year ended 08/31/14	7.93	0.32	0.03	0.35	(0.33)	7.95	4.33	1,025,092	1.03	(f)	1.04	(f)	4.01		82
Year ended 08/31/13	7.77	0.35	0.17	0.52	(0.36)	7.93	6.83	957,442	1.08	(f)	1.09	(f)	4.36		97
Year ended 08/31/12	7.36	0.37	0.41	0.78	(0.37)	7.77	10.75	448,142	1.11	(f)	1.11	(f)	4.80		82
Year ended 08/31/11	7.47	0.35	(0.11)	0.24	(0.35)	7.36	3.07	450,750	0.99	(f)	1.00	(f)	4.53		152
Class C
Six months ended 02/29/16	7.52	0.17	(0.61)	(0.44)	(0.18)	6.90	(5.97)	446,625	1.58	(e)(f)	1.58	(e)(f)	4.65	(e)	24
Year ended 08/31/15	7.92	0.31	(0.39)	(0.08)	(0.32)	7.52	(1.07)	570,097	1.56	(f)	1.56	(f)	4.01		59
Year ended 08/31/14	7.90	0.28	0.03	0.31	(0.29)	7.92	3.91	691,152	1.53	(f)	1.54	(f)	3.51		82
Year ended 08/31/13	7.73	0.31	0.18	0.49	(0.32)	7.90	6.45	518,948	1.58	(f)	1.59	(f)	3.86		97
Year ended 08/31/12	7.32	0.33	0.41	0.74	(0.33)	7.73	10.24	258,800	1.61	(f)	1.61	(f)	4.30		82
Year ended 08/31/11	7.44	0.31	(0.12)	0.19	(0.31)	7.32	2.41	267,796	1.49	(f)	1.50	(f)	4.03		152
Class R
Six months ended 02/29/16	7.57	0.18	(0.62)	(0.44)	(0.19)	6.94	(5.94)	10,412	1.33	(e)(f)	1.33	(e)(f)	4.90	(e)	24
Year ended 08/31/15	7.97	0.33	(0.39)	(0.06)	(0.34)	7.57	(0.79)	11,969	1.31	(f)	1.31	(f)	4.26		59
Year ended 08/31/14	7.95	0.30	0.03	0.33	(0.31)	7.97	4.18	11,152	1.28	(f)	1.29	(f)	3.76		82
Year ended 08/31/13	7.79	0.33	0.17	0.50	(0.34)	7.95	6.57	3,559	1.33	(f)	1.34	(f)	4.11		97
Year ended 08/31/12	7.37	0.35	0.42	0.77	(0.35)	7.79	10.61	1,779	1.36	(f)	1.36	(f)	4.55		82
Year ended 08/31/11	7.49	0.33	(0.12)	0.21	(0.33)	7.37	2.68	1,491	1.24	(f)	1.25	(f)	4.28		152
Class Y
Six months ended 02/29/16	7.54	0.19	(0.61)	(0.42)	(0.20)	6.92	(5.60)	534,579	0.83	(e)(f)	0.83	(e)(f)	5.40	(e)	24
Year ended 08/31/15	7.94	0.37	(0.39)	(0.02)	(0.38)	7.54	(0.31)	805,611	0.81	(f)	0.81	(f)	4.76		59
Year ended 08/31/14	7.92	0.34	0.03	0.37	(0.35)	7.94	4.69	802,508	0.78	(f)	0.79	(f)	4.26		82
Year ended 08/31/13	7.76	0.37	0.17	0.54	(0.38)	7.92	7.10	550,974	0.83	(f)	0.84	(f)	4.61		97
Year ended 08/31/12	7.34	0.38	0.42	0.80	(0.38)	7.76	11.19	165,609	0.86	(f)	0.86	(f)	5.05		82
Year ended 08/31/11	7.46	0.37	(0.12)	0.25	(0.37)	7.34	3.19	125,900	0.74	(f)	0.75	(f)	4.78		152
Class R5
Six months ended 02/29/16	7.56	0.19	(0.62)	(0.43)	(0.20)	6.93	(5.71)	3,265	0.83	(e)(f)	0.83	(e)(f)	5.40	(e)	24
Year ended 08/31/15	7.96	0.37	(0.39)	(0.02)	(0.38)	7.56	(0.29)	3,466	0.80	(f)	0.80	(f)	4.77		59
Year ended 08/31/14	7.94	0.34	0.03	0.37	(0.35)	7.96	4.72	8,087	0.76	(f)	0.77	(f)	4.28		82
Year ended 08/31/13	7.77	0.37	0.18	0.55	(0.38)	7.94	7.26	9,260	0.81	(f)	0.82	(f)	4.63		97
Year ended 08/31/12	7.36	0.39	0.41	0.80	(0.39)	7.77	11.13	58,039	0.77	(f)	0.77	(f)	5.14		82
Year ended 08/31/11	7.47	0.38	(0.12)	0.26	(0.37)	7.36	3.40	48,967	0.68	(f)	0.69	(f)	4.84		152
Class R6
Six months ended 02/29/16	7.56	0.20	(0.62)	(0.42)	(0.21)	6.93	(5.67)	114,398	0.73	(e)(f)	0.73	(e)(f)	5.50	(e)	24
Year ended 08/31/15	7.95	0.38	(0.38)	0.00	(0.39)	7.56	(0.06)	97,902	0.70	(f)	0.70	(f)	4.87		59
Year ended 08/31/14	7.94	0.35	0.01	0.36	(0.35)	7.95	4.66	83,025	0.69	(f)	0.70	(f)	4.35		82
Year ended 08/31/13(g)	7.84	0.35	0.11	0.46	(0.36)	7.94	6.01	63,032	0.76	(f)(h)	0.77	(f)(h)	4.68	(h)	97

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for the fiscal years ended August 31, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $748,209, $517,115, $11,138, $698,648, $3,401 and $122,745 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Ratio includes line of credit expense of 0.05%, 0.03%, 0.02%, 0.02%, 0.03% and 0.01% for the six months ended February 29, 2016 and the years ended August 31, 2015, August 31, 2014, August 31, 2013, August 31, 2012 and August 31, 2011, respectively.
(g)	Commencement date of September 24, 2012.
(h)	Annualized.

37                         Invesco Floating Rate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2015 through February 29, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/29/16)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/16)	Expenses Paid During Period[2]
A	$1,000.00	$941.70	$5.21	$1,019.49	$5.42	1.08%
C	1,000.00	940.30	7.62	1,017.01	7.92	1.58
R	1,000.00	940.60	6.42	1,018.25	6.67	1.33
Y	1,000.00	944.00	4.01	1,020.74	4.17	0.83
R5	1,000.00	942.90	4.01	1,020.74	4.17	0.83
R6	1,000.00	943.30	3.53	1,021.23	3.67	0.73

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2015 through February 29, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

38                         Invesco Floating Rate Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                     FLR-SAR-1         Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 29, 2016
Invesco S&P 500 Index Fund
Nasdaq:
A: SPIAX ¡ B: SPIBX ¡ C: SPICX ¡ Y: SPIDX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
13	Financial Statements
15	Notes to Financial Statements
22	Financial Highlights
23	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/15 to 2/29/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-1.24%
Class B Shares	-1.61
Class C Shares	-1.58
Class Y Shares	-1.10
S&P 500 Index▼ (Broad Market/Style-Specific Index)	-0.92
Lipper S&P 500 Objective Funds Index¡ (Peer Group Index)	-1.09

Source(s): ▼FactSet Research Systems Inc.; ¡Lipper, Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Lipper S&P 500 Objective Funds Index is an unmanaged index considered representative of S&P 500 funds tracked by Lipper.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 2/29/16, including maximum applicable sales charges

Class A Shares
Inception (9/26/97)	4.98%
10 Years	5.32
5 Years	8.28
1 Year	-11.86

Class B Shares
Inception (9/26/97)	4.95%
10 Years	5.28
5 Years	8.39
1 Year	-12.03

Class C Shares
Inception (9/26/97)	4.51%
10 Years	5.13
5 Years	8.70
1 Year	-8.31

Class Y Shares
Inception (9/26/97)	5.55%
10 Years	6.18
5 Years	9.78
1 Year	-6.49

Average Annual Total Returns
As of 12/31/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (9/26/97)	5.33%
10 Years	6.17
5 Years	10.66
1 Year	-4.73

Class B Shares
Inception (9/26/97)	5.30%
10 Years	6.13
5 Years	10.82
1 Year	-4.93

Class C Shares
Inception (9/26/97)	4.87%
10 Years	5.98
5 Years	11.10
1 Year	-0.97

Class Y Shares
Inception (9/26/97)	5.91%
10 Years	7.04
5 Years	12.21
1 Year	1.09

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Morgan Stanley S&P 500 Index Fund, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco S&P 500 Index Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco S&P 500 Index Fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.58%, 1.33%, 1.33% and 0.33%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

2                      Invesco S&P 500 Index Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    On our website, invesco.com/us, you can access timely information about your Fund, as well as access your account. Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                      Invesco S&P 500 Index Fund

Schedule of Investments(a)

February 29, 2016

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.46%
Advertising–0.16%
Interpublic Group of Cos., Inc. (The)	19,384	$414,624
Omnicom Group Inc.	11,534	897,460
		1,312,084

Aerospace & Defense–2.49%
Boeing Co. (The)	30,084	3,555,327
General Dynamics Corp.	14,194	1,934,217
Honeywell International Inc.	36,815	3,731,200
L-3 Communications Holdings, Inc.	3,713	435,572
Lockheed Martin Corp.	12,623	2,723,917
Northrop Grumman Corp.	8,711	1,674,429
Raytheon Co.	14,411	1,784,802
Rockwell Collins, Inc.	6,255	547,750
Textron Inc.	13,023	444,736
United Technologies Corp.	37,176	3,591,945
		20,423,895

Agricultural & Farm Machinery–0.15%
Deere & Co.	14,902	1,194,842

Agricultural Products–0.12%
Archer-Daniels-Midland Co.	28,506	996,570

Air Freight & Logistics–0.71%
C.H. Robinson Worldwide, Inc.	6,860	479,034
Expeditors International of Washington, Inc.	8,880	406,526
FedEx Corp.	12,544	1,717,023
United Parcel Service, Inc.–Class B	33,262	3,211,446
		5,814,029

Airlines–0.65%
American Airlines Group Inc.	30,110	1,234,510
Delta Air Lines, Inc.	37,569	1,812,328
Southwest Airlines Co.	31,067	1,303,261
United Continental Holdings Inc.(b)	17,808	1,019,686
		5,369,785

Alternative Carriers–0.08%
Level 3 Communications, Inc.(b)	13,784	669,213

Aluminum–0.07%
Alcoa Inc.	62,584	558,875

Apparel Retail–0.59%
Gap, Inc. (The)	10,942	302,546
L Brands, Inc.	12,197	1,034,184
Ross Stores, Inc.	19,346	1,063,643
TJX Cos., Inc. (The)	32,017	2,372,460
Urban Outfitters, Inc.(b)	4,146	109,827
		4,882,660

	Shares	Value
Apparel, Accessories & Luxury Goods–0.47%
Coach, Inc.	13,256	$516,189
Hanesbrands, Inc.	18,717	533,247
Michael Kors Holdings Ltd.(b)	8,791	498,010
PVH Corp.	3,918	310,110
Ralph Lauren Corp.	2,837	257,486
Under Armour, Inc.–Class A(b)	8,643	723,333
VF Corp.	16,291	1,060,707
		3,899,082

Application Software–0.77%
Adobe Systems Inc.(b)	23,827	2,028,869
Autodesk, Inc.(b)	10,839	560,810
Citrix Systems, Inc.(b)	7,347	519,066
Intuit Inc.	12,610	1,218,630
salesforce.com, inc.(b)	29,816	2,020,034
		6,347,409

Asset Management & Custody Banks–1.05%
Affiliated Managers Group, Inc.(b)	2,577	357,404
Ameriprise Financial, Inc.	8,316	698,128
Bank of New York Mellon Corp. (The)	52,209	1,847,676
BlackRock, Inc.	6,031	1,881,431
Franklin Resources, Inc.	18,101	648,921
Invesco Ltd.(c)	20,247	541,405
Legg Mason, Inc.	5,108	145,884
Northern Trust Corp.	10,391	617,018
State Street Corp.	19,274	1,055,830
T. Rowe Price Group Inc.	11,994	828,905
		8,622,602

Auto Parts & Equipment–0.29%
BorgWarner, Inc.	10,744	351,114
Delphi Automotive PLC (United Kingdom)	13,378	892,045
Johnson Controls, Inc.	30,939	1,128,036
		2,371,195

Automobile Manufacturers–0.53%
Ford Motor Co.	186,197	2,329,324
General Motors Co.	67,647	1,991,528
		4,320,852

Automotive Retail–0.43%
Advance Auto Parts, Inc.	3,476	515,977
AutoNation, Inc.(b)	3,616	186,115
AutoZone, Inc.(b)	1,456	1,127,774
CarMax, Inc.(b)	9,679	447,751
O’Reilly Automotive, Inc.(b)	4,719	1,228,450
		3,506,067

Biotechnology–3.27%
AbbVie Inc.	78,091	4,264,549

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco S&P 500 Index Fund

	Shares	Value
Biotechnology–(continued)
Alexion Pharmaceuticals, Inc.(b)	10,786	$1,518,669
Amgen Inc.	36,051	5,129,336
Baxalta Inc.	25,928	998,747
Biogen Inc.(b)	10,647	2,762,045
Celgene Corp.(b)	37,532	3,784,352
Gilead Sciences, Inc.	68,844	6,006,639
Regeneron Pharmaceuticals, Inc.(b)	3,708	1,423,946
Vertex Pharmaceuticals Inc.(b)	11,737	1,003,396
		26,891,679

Brewers–0.09%
Molson Coors Brewing Co.–Class B	8,641	736,818

Broadcasting–0.24%
CBS Corp.–Class B	20,717	1,002,289
Discovery Communications, Inc.–Class A(b)	7,188	179,700
Discovery Communications, Inc.–Class C(b)	12,340	304,181
Scripps Networks Interactive Inc.–Class A	4,472	264,921
TEGNA Inc.	10,589	260,913
		2,012,004

Building Products–0.09%
Allegion PLC	4,548	286,524
Masco Corp.	16,073	453,259
		739,783

Cable & Satellite–1.18%
Cablevision Systems Corp.–Class A	10,655	346,607
Comcast Corp.–Class A	116,646	6,733,974
Time Warner Cable Inc.	13,527	2,581,763
		9,662,344

Casinos & Gaming–0.04%
Wynn Resorts Ltd.	3,856	318,043

Coal & Consumable Fuels–0.01%
CONSOL Energy Inc.	10,972	94,688

Commodity Chemicals–0.17%
LyondellBasell Industries N.V.–Class A	17,175	1,377,607

Communications Equipment–1.43%
Cisco Systems, Inc.	242,485	6,348,257
F5 Networks, Inc.(b)	3,371	324,189
Harris Corp.	5,990	467,340
Juniper Networks, Inc.	16,957	418,838
Motorola Solutions, Inc.	7,633	560,949
QUALCOMM, Inc.	71,803	3,646,875
		11,766,448

Computer & Electronics Retail–0.08%
Best Buy Co., Inc.	14,243	461,331
GameStop Corp.–Class A	5,066	156,134
		617,465

	Shares	Value
Construction & Engineering–0.08%
Fluor Corp.	6,764	$311,415
Jacobs Engineering Group, Inc.(b)	5,877	227,146
Quanta Services, Inc.(b)	7,631	154,833
		693,394

Construction Machinery & Heavy Trucks–0.43%
Caterpillar Inc.	27,812	1,882,872
Cummins Inc.	7,887	769,535
PACCAR Inc.	16,852	867,878
		3,520,285

Construction Materials–0.13%
Martin Marietta Materials, Inc.	3,180	453,532
Vulcan Materials Co.	6,323	623,005
		1,076,537

Consumer Electronics–0.06%
Garmin Ltd.	5,620	227,666
Harman International Industries, Inc.	3,378	259,025
		486,691

Consumer Finance–0.74%
American Express Co.	39,964	2,221,199
Capital One Financial Corp.	25,415	1,670,528
Discover Financial Services	20,420	947,896
Navient Corp.	17,307	187,435
Synchrony Financial(b)	39,831	1,073,446
		6,100,504

Data Processing & Outsourced Services–2.34%
Alliance Data Systems Corp.(b)	2,916	612,739
Automatic Data Processing, Inc.	22,014	1,864,366
Fidelity National Information Services, Inc.	13,252	771,929
Fiserv, Inc.(b)	10,916	1,043,897
MasterCard, Inc.–Class A	47,282	4,109,751
Paychex, Inc.	15,363	789,504
PayPal Holdings, Inc.(b)	53,107	2,025,501
Total System Services, Inc.	8,134	354,480
Visa Inc.–Class A	92,981	6,730,895
Western Union Co. (The)	24,136	440,723
Xerox Corp.	45,460	436,871
		19,180,656

Department Stores–0.17%
Kohl’s Corp.	9,067	423,157
Macy’s, Inc.	15,027	649,316
Nordstrom, Inc.	6,499	333,529
		1,406,002

Distillers & Vintners–0.20%
Brown-Forman Corp.–Class B	4,854	477,973
Constellation Brands, Inc.–Class A	8,270	1,169,626
		1,647,599

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco S&P 500 Index Fund

	Shares	Value
Distributors–0.08%
Genuine Parts Co.	7,197	$648,810

Diversified Banks–4.31%
Bank of America Corp.	497,405	6,227,510
Citigroup Inc.	142,306	5,528,588
Comerica Inc.	8,447	285,340
JPMorgan Chase & Co.	175,847	9,900,186
U.S. Bancorp	78,492	3,023,512
Wells Fargo & Co.	222,040	10,418,117
		35,383,253

Diversified Chemicals–0.68%
Dow Chemical Co. (The)	53,717	2,611,183
E. I. du Pont de Nemours and Co.	41,865	2,548,323
Eastman Chemical Co.	7,058	452,771
		5,612,277

Diversified Metals & Mining–0.05%
Freeport-McMoRan Inc.	55,215	421,290

Diversified Support Services–0.04%
Cintas Corp.	4,138	347,551

Drug Retail–1.03%
CVS Health Corp.	52,913	5,141,556
Walgreens Boots Alliance, Inc.	41,608	3,284,536
		8,426,092

Electric Utilities–1.92%
American Electric Power Co., Inc.	23,445	1,447,729
Duke Energy Corp.	32,881	2,442,401
Edison International	15,569	1,061,183
Entergy Corp.	8,523	615,446
Eversource Energy	15,159	823,134
Exelon Corp.	43,927	1,383,261
FirstEnergy Corp.	20,208	676,362
NextEra Energy, Inc.	21,999	2,481,927
Pepco Holdings, Inc.	12,133	317,642
Pinnacle West Capital Corp.	5,261	362,114
PPL Corp.	32,091	1,122,864
Southern Co. (The)	43,420	2,091,975
Xcel Energy, Inc.	24,242	958,529
		15,784,567

Electrical Components & Equipment–0.48%
AMETEK, Inc.	11,362	527,310
Eaton Corp. PLC(b)	22,095	1,253,008
Emerson Electric Co.	31,301	1,528,428
Rockwell Automation, Inc.	6,266	652,228
		3,960,974

Electronic Components–0.22%
Amphenol Corp.–Class A	14,677	778,908
Corning Inc.	56,510	1,034,133
		1,813,041

	Shares	Value
Electronic Equipment & Instruments–0.02%
FLIR Systems, Inc.	6,558	$203,036

Electronic Manufacturing Services–0.13%
TE Connectivity Ltd. (Switzerland)	18,453	1,050,345

Environmental & Facilities Services–0.25%
Republic Services, Inc.	11,430	522,351
Stericycle, Inc.(b)	4,027	458,796
Waste Management, Inc.	19,835	1,107,785
		2,088,932

Fertilizers & Agricultural Chemicals–0.36%
CF Industries Holdings, Inc.	11,164	407,039
FMC Corp.	6,343	238,750
Monsanto Co.	21,010	1,890,690
Mosaic Co. (The)	16,007	426,587
		2,963,066

Food Distributors–0.13%
Sysco Corp.	25,078	1,106,692

Food Retail–0.29%
Kroger Co. (The)	46,500	1,855,815
Whole Foods Market, Inc.	16,302	510,416
		2,366,231

Footwear–0.48%
NIKE, Inc.–Class B	64,368	3,964,425

Gas Utilities–0.04%
AGL Resources Inc.	5,701	368,570

General Merchandise Stores–0.52%
Dollar General Corp.	13,889	1,031,258
Dollar Tree, Inc.(b)	11,243	902,251
Target Corp.	29,428	2,308,627
		4,242,136

Gold–0.08%
Newmont Mining Corp.	25,275	652,853

Health Care Distributors–0.56%
AmerisourceBergen Corp.	9,331	808,251
Cardinal Health, Inc.	15,715	1,283,916
Henry Schein, Inc.(b)	3,959	655,017
McKesson Corp.	10,983	1,709,174
Patterson Cos. Inc.	3,989	173,282
		4,629,640

Health Care Equipment–2.13%
Abbott Laboratories	71,259	2,760,574
Baxter International Inc.	26,130	1,032,396
Becton, Dickinson and Co.	10,066	1,484,232
Boston Scientific Corp.(b)	64,259	1,091,118
C.R. Bard, Inc.	3,522	677,562
Edwards Lifesciences Corp.(b)	10,308	896,796
Intuitive Surgical, Inc.(b)	1,784	1,004,499

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco S&P 500 Index Fund

	Shares	Value
Health Care Equipment–(continued)
Medtronic PLC	67,142	$5,196,119
St. Jude Medical, Inc.	13,501	724,869
Stryker Corp.	15,118	1,509,986
Varian Medical Systems, Inc.(b)	4,586	358,717
Zimmer Biomet Holdings, Inc.	8,210	794,810
		17,531,678

Health Care Facilities–0.20%
HCA Holdings, Inc.(b)	14,995	1,037,804
Tenet Healthcare Corp.(b)	4,726	117,299
Universal Health Services, Inc.–Class B	4,355	480,662
		1,635,765

Health Care REIT’s–0.32%
HCP, Inc.	22,214	657,090
Ventas, Inc.	15,906	885,487
Welltower Inc.	16,904	1,078,137
		2,620,714

Health Care Services–0.46%
DaVita HealthCare Partners Inc.(b)	7,962	525,253
Express Scripts Holding Co.(b)	32,305	2,273,626
Laboratory Corp. of America Holdings(b)	4,876	535,580
Quest Diagnostics Inc.	6,815	453,402
		3,787,861

Health Care Supplies–0.08%
DENTSPLY SIRONA Inc.(b)	11,449	697,931

Health Care Technology–0.09%
Cerner Corp.(b)	14,580	744,455

Home Entertainment Software–0.21%
Activision Blizzard, Inc.	24,100	763,247
Electronic Arts Inc.(b)	14,800	950,752
		1,713,999

Home Furnishings–0.10%
Leggett & Platt, Inc.	6,496	290,111
Mohawk Industries, Inc.(b)	3,017	542,246
		832,357

Home Improvement Retail–1.27%
Home Depot, Inc. (The)	60,566	7,517,452
Lowe’s Cos., Inc.	43,714	2,952,006
		10,469,458

Homebuilding–0.13%
D.R. Horton, Inc.	15,675	418,836
Lennar Corp.–Class A	8,552	358,671
PulteGroup Inc.	15,141	260,274
		1,037,781

Homefurnishing Retail–0.05%
Bed Bath & Beyond Inc.(b)	7,951	381,250

	Shares	Value
Hotel and Resort REIT’s–0.07%
Host Hotels & Resorts Inc.	35,904	$549,690

Hotels, Resorts & Cruise Lines–0.40%
Carnival Corp.	21,976	1,053,969
Marriott International Inc.–Class A	9,211	627,729
Royal Caribbean Cruises Ltd.	8,244	613,106
Starwood Hotels & Resorts Worldwide, Inc.	8,088	558,962
Wyndham Worldwide Corp.	5,507	401,130
		3,254,896

Household Appliances–0.07%
Whirlpool Corp.	3,722	578,101

Household Products–2.05%
Church & Dwight Co., Inc.	6,263	568,430
Clorox Co. (The)	6,207	784,689
Colgate-Palmolive Co.	42,846	2,812,411
Kimberly-Clark Corp.	17,294	2,253,408
Procter & Gamble Co. (The)	129,962	10,434,649
		16,853,587

Housewares & Specialties–0.06%
Newell Rubbermaid Inc.	12,714	483,259

Human Resource & Employment Services–0.03%
Robert Half International, Inc.	6,385	251,505

Hypermarkets & Super Centers–0.99%
Costco Wholesale Corp.	20,916	3,138,027
Wal-Mart Stores, Inc.	74,923	4,970,392
		8,108,419

Independent Power Producers & Energy Traders–0.06%
AES Corp. (The)	32,142	314,992
NRG Energy, Inc.	15,008	161,786
		476,778

Industrial Conglomerates–2.57%
3M Co.	29,412	4,613,860
Danaher Corp.	28,480	2,542,410
General Electric Co.(d)	450,848	13,137,711
Roper Technologies, Inc.	4,829	810,934
		21,104,915

Industrial Gases–0.37%
Air Products and Chemicals, Inc.	9,261	1,226,805
Airgas, Inc.	3,089	437,155
Praxair, Inc.	13,600	1,384,344
		3,048,304

Industrial Machinery–0.65%
Dover Corp.	7,428	451,474
Flowserve Corp.	6,231	261,827
Illinois Tool Works Inc.	15,642	1,474,258
Ingersoll-Rand PLC	12,469	692,778
Parker-Hannifin Corp.	6,471	654,865

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco S&P 500 Index Fund

	Shares	Value
Industrial Machinery–(continued)
Pentair PLC (United Kingdom)	8,648	$412,596
Snap-on Inc.	2,761	399,434
Stanley Black & Decker Inc.	7,151	672,265
Xylem, Inc.	8,616	322,325
		5,341,822

Industrial REIT’s–0.12%
Prologis, Inc.	25,045	963,231

Insurance Brokers–0.42%
Aon PLC	13,084	1,246,774
Marsh & McLennan Cos., Inc.	24,918	1,421,572
Willis Towers Watson PLC	6,567	744,131
		3,412,477

Integrated Oil & Gas–3.16%
Chevron Corp.	89,904	7,501,590
Exxon Mobil Corp.	198,863	15,938,869
Occidental Petroleum Corp.	36,483	2,510,760
		25,951,219

Integrated Telecommunication Services–2.66%
AT&T Inc.	293,881	10,858,903
CenturyLink Inc.	26,225	802,223
Frontier Communications Corp.	55,804	301,899
Verizon Communications Inc.	194,370	9,860,390
		21,823,415

Internet Retail–1.95%
Amazon.com, Inc.(b)	18,361	10,144,820
Expedia, Inc.	5,658	589,054
Netflix Inc.(b)	20,415	1,906,965
Priceline Group Inc. (The)(b)	2,378	3,008,670
TripAdvisor Inc.(b)	5,360	335,536
		15,985,045

Internet Software & Services–4.25%
Akamai Technologies, Inc.(b)	8,479	457,612
Alphabet Inc.–Class A(b)	13,915	9,980,116
Alphabet Inc.–Class C(b)	14,193	9,903,450
eBay Inc.(b)	52,766	1,255,831
Facebook Inc.–Class A(b)	108,459	11,596,436
VeriSign, Inc.(b)	4,641	392,118
Yahoo! Inc.(b)	41,502	1,319,348
		34,904,911

Investment Banking & Brokerage–0.78%
Charles Schwab Corp. (The)	57,230	1,433,612
E*TRADE Financial Corp.(b)	13,991	328,229
Goldman Sachs Group, Inc. (The)	18,949	2,833,444
Morgan Stanley	72,145	1,781,981
		6,377,266

IT Consulting & Other Services–1.29%
Accenture PLC–Class A	29,846	2,992,360

	Shares	Value
IT Consulting & Other Services–(continued)
Cognizant Technology Solutions Corp.– Class A(b)	29,047	$1,655,098
CSRA Inc.	6,614	171,634
International Business Machines Corp.	42,633	5,586,202
Teradata Corp.(b)	6,314	157,534
		10,562,828

Leisure Products–0.11%
Hasbro, Inc.	5,336	404,842
Mattel, Inc.	16,210	527,149
		931,991

Life & Health Insurance–0.76%
Aflac, Inc.	20,347	1,211,053
Lincoln National Corp.	11,814	431,565
MetLife, Inc.	53,130	2,101,823
Principal Financial Group, Inc.	13,013	492,022
Prudential Financial, Inc.	21,411	1,415,053
Torchmark Corp.	5,524	282,939
Unum Group	11,611	331,262
		6,265,717

Life Sciences Tools & Services–0.59%
Agilent Technologies, Inc.	15,834	591,400
Illumina, Inc.(b)	6,993	1,050,628
PerkinElmer, Inc.	5,382	254,353
Thermo Fisher Scientific, Inc.	19,064	2,462,878
Waters Corp.(b)	3,905	469,811
		4,829,070

Managed Health Care–1.44%
Aetna Inc.	16,657	1,809,450
Anthem, Inc.	12,470	1,629,704
Cigna Corp.	12,304	1,717,761
Humana Inc.	7,083	1,253,479
UnitedHealth Group Inc.	45,529	5,422,504
		11,832,898

Metal & Glass Containers–0.07%
Ball Corp.	6,559	434,402
Owens-Illinois, Inc.(b)	7,732	115,671
		550,073

Motorcycle Manufacturers–0.05%
Harley-Davidson, Inc.	9,208	397,509

Movies & Entertainment–1.48%
Time Warner Inc.	38,190	2,528,178
Twenty-First Century Fox, Inc.–Class A	55,926	1,511,121
Twenty-First Century Fox, Inc.–Class B	20,598	559,442
Viacom Inc.–Class B	16,597	611,599
Walt Disney Co. (The)	72,654	6,939,910
		12,150,250

Multi-Line Insurance–0.55%
American International Group, Inc.	59,092	2,966,418

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco S&P 500 Index Fund

	Shares	Value
Multi-Line Insurance–(continued)
Assurant, Inc.	3,172	$225,529
Hartford Financial Services Group, Inc. (The)	19,566	824,120
Loews Corp.	13,371	486,036
		4,502,103

Multi-Sector Holdings–1.49%
Berkshire Hathaway Inc.–Class B(b)	89,494	12,007,410
Leucadia National Corp.	15,912	229,928
		12,237,338

Multi-Utilities–1.28%
Ameren Corp.	11,619	545,512
CenterPoint Energy, Inc.	20,553	382,902
CMS Energy Corp.	13,235	523,577
Consolidated Edison, Inc.	14,004	980,420
Dominion Resources, Inc.	28,438	1,988,385
DTE Energy Co.	8,620	725,114
NiSource Inc.	15,222	326,969
PG&E Corp.	23,428	1,329,070
Public Service Enterprise Group Inc.	24,169	1,031,050
SCANA Corp.	6,785	441,161
Sempra Energy	11,281	1,088,729
TECO Energy, Inc.	11,267	309,504
WEC Energy Group, Inc.	15,088	850,209
		10,522,602

Office REIT’s–0.24%
Boston Properties, Inc.	7,291	832,195
SL Green Realty Corp.	4,729	417,003
Vornado Realty Trust	8,512	735,096
		1,984,294

Office Services & Supplies–0.02%
Pitney Bowes Inc.	9,412	170,545

Oil & Gas Drilling–0.07%
Diamond Offshore Drilling, Inc.	3,060	61,231
Ensco PLC–Class A	11,292	97,902
Helmerich & Payne, Inc.	5,115	270,941
Transocean Ltd.	16,333	141,280
		571,354

Oil & Gas Equipment & Services–0.96%
Baker Hughes Inc.	20,831	893,025
Cameron International Corp.(b)	9,092	596,071
FMC Technologies, Inc.(b)	10,894	267,230
Halliburton Co.	40,881	1,319,639
National Oilwell Varco Inc.	17,949	525,367
Schlumberger Ltd.	60,242	4,320,556
		7,921,888

Oil & Gas Exploration & Production–1.26%
Anadarko Petroleum Corp.	24,273	921,160
Apache Corp.	18,057	691,222
Cabot Oil & Gas Corp.	19,770	397,970

	Shares	Value
Oil & Gas Exploration & Production–(continued)
California Resources Corp.	3,429	$1,928
Chesapeake Energy Corp.	24,721	64,522
Cimarex Energy Co.	4,484	376,791
Concho Resources Inc.(b)	6,167	556,510
ConocoPhillips	58,978	1,995,226
Devon Energy Corp.	18,455	363,194
EOG Resources, Inc.	26,258	1,699,943
EQT Corp.	7,335	408,853
Hess Corp.	11,447	499,089
Marathon Oil Corp.	32,352	265,610
Murphy Oil Corp.	7,709	132,441
Newfield Exploration Co.(b)	7,737	210,678
Noble Energy, Inc.	20,331	599,764
Pioneer Natural Resources Co.	7,088	854,317
Range Resources Corp.	8,140	193,162
Southwestern Energy Co.(b)	18,364	106,144
		10,338,524

Oil & Gas Refining & Marketing–0.55%
Marathon Petroleum Corp.	25,455	871,834
Phillips 66	22,632	1,796,754
Tesoro Corp.	5,744	463,426
Valero Energy Corp.	23,000	1,381,840
		4,513,854

Oil & Gas Storage & Transportation–0.44%
Columbia Pipeline Group, Inc.	18,587	337,354
Kinder Morgan Inc.	87,411	1,581,265
ONEOK, Inc.	10,030	240,720
Spectra Energy Corp.	32,073	936,532
Williams Cos., Inc. (The)	32,592	521,146
		3,617,017

Packaged Foods & Meats–1.68%
Campbell Soup Co.	8,550	527,963
ConAgra Foods, Inc.	20,679	869,759
General Mills, Inc.(d)	28,551	1,680,226
Hershey Co. (The)	6,834	621,142
Hormel Foods Corp.	12,796	543,958
JM Smucker Co. (The)	5,681	724,725
Kellogg Co.	12,188	902,156
Keurig Green Mountain Inc.	5,548	510,083
Kraft Heinz Co. (The)	28,402	2,187,522
McCormick & Co., Inc.	5,505	513,396
Mead Johnson Nutrition Co.	9,416	694,524
Mondelez International, Inc.–Class A	75,914	3,076,795
Tyson Foods, Inc.–Class A	14,121	914,335
		13,766,584

Paper Packaging–0.22%
Avery Dennison Corp.	4,341	282,686
International Paper Co.	19,832	708,003
Sealed Air Corp.	9,430	431,234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco S&P 500 Index Fund

	Shares	Value
Paper Packaging–(continued)
WestRock Co.	12,281	$414,729
		1,836,652

Personal Products–0.12%
Estee Lauder Cos. Inc. (The)–Class A	10,623	970,199

Pharmaceuticals–5.67%
Allergan PLC(b)	18,827	5,461,901
Bristol-Myers Squibb Co.	79,693	4,935,387
Eli Lilly and Co.	46,622	3,356,784
Endo International PLC(b)	9,988	417,598
Johnson & Johnson	132,177	13,906,342
Mallinckrodt PLC(b)	5,571	362,282
Merck & Co., Inc.	133,447	6,700,374
Mylan N.V.(b)	19,731	889,276
Perrigo Co. PLC	6,994	882,993
Pfizer Inc.	294,884	8,749,208
Zoetis Inc.	21,893	898,927
		46,561,072

Property & Casualty Insurance–0.86%
Allstate Corp. (The)	18,501	1,174,073
Chubb Ltd.	22,032	2,545,357
Cincinnati Financial Corp.	7,011	442,675
Progressive Corp. (The)	27,920	891,206
Travelers Cos., Inc. (The)	14,532	1,562,481
XL Group PLC	14,223	488,987
		7,104,779

Publishing–0.03%
News Corp.–Class A	18,226	197,205
News Corp.–Class B	5,117	58,385
		255,590

Railroads–0.71%
CSX Corp.	46,573	1,124,272
Kansas City Southern	5,239	428,079
Norfolk Southern Corp.	14,308	1,046,916
Union Pacific Corp.	40,800	3,217,488
		5,816,755

Real Estate Services–0.04%
CBRE Group, Inc.–Class A(b)	13,887	352,869

Regional Banks–0.91%
BB&T Corp.	37,267	1,198,507
Citizens Financial Group Inc.	25,062	481,942
Fifth Third Bancorp	37,944	579,025
Huntington Bancshares Inc.	38,027	332,736
KeyCorp	39,921	421,166
M&T Bank Corp.	7,593	778,662
People’s United Financial Inc.	14,819	216,506
PNC Financial Services Group, Inc. (The)	24,257	1,972,337
Regions Financial Corp.	62,362	468,962
SunTrust Banks, Inc.	24,343	807,701

	Shares	Value
Regional Banks–(continued)
Zions Bancorp.	9,793	$208,787
		7,466,331

Research & Consulting Services–0.26%
Dun & Bradstreet Corp. (The)	1,733	166,004
Equifax Inc.	5,613	588,691
Nielsen Holdings PLC	17,417	876,772
Verisk Analytics, Inc.–Class A(b)	7,459	543,314
		2,174,781

Residential REIT’s–0.41%
Apartment Investment & Management Co.–Class A	7,519	275,271
AvalonBay Communities, Inc.	6,538	1,122,182
Equity Residential	17,400	1,296,126
Essex Property Trust, Inc.	3,171	663,627
		3,357,206

Restaurants–1.45%
Chipotle Mexican Grill, Inc.(b)	1,498	762,722
Darden Restaurants, Inc.	5,512	352,106
McDonald’s Corp.	43,863	5,140,305
Starbucks Corp.	70,928	4,128,719
Yum! Brands, Inc.	20,600	1,492,882
		11,876,734

Retail REIT’s–0.71%
Federal Realty Investment Trust	3,298	488,302
General Growth Properties, Inc.	27,853	766,515
Kimco Realty Corp.	19,743	528,125
Macerich Co. (The)	6,389	505,242
Realty Income Corp.	11,949	699,495
Simon Property Group, Inc.	14,780	2,804,209
		5,791,888

Security & Alarm Services–0.13%
ADT Corp. (The)(d)	7,878	318,035
Tyco International PLC	20,194	710,425
		1,028,460

Semiconductor Equipment–0.26%
Applied Materials, Inc.	54,893	1,035,831
KLA-Tencor Corp.	7,478	506,560
Lam Research Corp.	7,610	557,813
		2,100,204

Semiconductors–2.01%
Analog Devices, Inc.	14,892	789,127
Broadcom Ltd. (Singapore)	18,649	2,498,406
First Solar, Inc.(b)	3,592	258,157
Intel Corp.	225,426	6,670,355
Linear Technology Corp.	11,382	496,483
Microchip Technology Inc.	9,702	431,642
Micron Technology, Inc.(b)	51,866	551,336

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco S&P 500 Index Fund

	Shares	Value
Semiconductors–(continued)
NVIDIA Corp.	24,414	$765,623
Qorvo, Inc.(b)	6,710	302,487
Skyworks Solutions, Inc.	9,155	608,350
Texas Instruments Inc.	48,458	2,569,243
Xilinx, Inc.	12,280	579,862
		16,521,071

Soft Drinks–2.08%
Coca-Cola Co. (The)	186,976	8,064,275
Coca-Cola Enterprises, Inc.	10,006	485,391
Dr Pepper Snapple Group, Inc.	9,062	829,445
Monster Beverage Corp.(b)	7,165	899,208
PepsiCo, Inc.	69,593	6,807,587
		17,085,906

Specialized Consumer Services–0.05%
H&R Block, Inc.	11,294	371,347

Specialized Finance–0.62%
CME Group Inc.–Class A	16,157	1,477,396
Intercontinental Exchange, Inc.	5,675	1,353,261
McGraw Hill Financial, Inc.	12,937	1,160,966
Moody’s Corp.	8,173	725,763
Nasdaq, Inc.	5,491	347,525
		5,064,911

Specialized REIT’s–0.94%
American Tower Corp.	20,233	1,865,483
Crown Castle International Corp.	15,946	1,379,329
Equinix, Inc.	3,274	994,281
Extra Space Storage Inc.	5,800	476,470
Iron Mountain Inc.	9,208	270,531
Public Storage	7,030	1,753,915
Weyerhaeuser Co.	37,684	979,030
		7,719,039

Specialty Chemicals–0.48%
Ecolab Inc.	12,708	1,303,205
International Flavors & Fragrances Inc.	3,825	395,084
PPG Industries, Inc.	12,852	1,240,604
Sherwin-Williams Co. (The)	3,761	1,017,351
		3,956,244

Specialty Stores–0.19%
Signet Jewelers Ltd.	3,778	409,535
Staples, Inc.	30,745	290,540
Tiffany & Co.	5,326	346,084
Tractor Supply Co.	6,448	545,307
		1,591,466

Steel–0.07%
Nucor Corp.	15,274	600,879

	Shares	Value
Systems Software–3.25%
CA, Inc.	14,875	$435,689
Microsoft Corp.	381,583	19,414,943
Oracle Corp.	152,938	5,625,060
Red Hat, Inc.(b)	8,711	569,264
Symantec Corp.	32,269	623,114
		26,668,070

Technology Hardware, Storage & Peripherals–3.92%
Apple Inc.	266,333	25,751,738
EMC Corp.	92,618	2,420,108
Hewlett Packard Enterprise Co.	85,901	1,139,906
HP Inc.	86,292	922,462
NetApp, Inc.	13,964	346,866
SanDisk Corp.	9,586	692,684
Seagate Technology PLC	14,239	446,535
Western Digital Corp.	11,068	481,790
		32,202,089

Tires & Rubber–0.05%
Goodyear Tire & Rubber Co. (The)	12,890	388,247

Tobacco–1.77%
Altria Group, Inc.	93,661	5,766,708
Philip Morris International Inc.	74,009	6,737,039
Reynolds American Inc.	39,594	1,996,725
		14,500,472

Trading Companies & Distributors–0.18%
Fastenal Co.	13,875	628,399
United Rentals, Inc.(b)	4,427	228,300
W.W. Grainger, Inc.	2,759	598,427
		1,455,126

Trucking–0.06%
J.B. Hunt Transport Services, Inc.	4,360	332,624
Ryder System, Inc.	2,533	143,672
		476,296
Total Common Stocks & Other Equity Interests (Cost $480,343,007)		808,534,699

Money Market Funds–1.43%
Liquid Assets Portfolio–Institutional Class, 0.42%(e)	5,872,586	5,872,586
Premier Portfolio–Institutional Class, 0.38%(e)	5,872,587	5,872,587
Total Money Market Funds (Cost $11,745,173)		11,745,173
TOTAL INVESTMENTS–99.89% (Cost $492,088,180)		820,279,872
OTHER ASSETS LESS LIABILITIES–0.11%		928,822
NET ASSETS–100.00%		$821,208,694

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco S&P 500 Index Fund

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 5.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 4.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 29, 2016.

Portfolio Composition

By sector, based on Net Assets

as of February 29, 2016

Information Technology	20.1%
Financials	15.3
Health Care	14.5
Consumer Discretionary	12.7
Consumer Staples	10.5
Industrials	10.0
Energy	6.5
Utilities	3.3
Materials	2.8
Telecommunication Services	2.7
Money Market Funds Plus Other Assets Less Liabilities	1.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco S&P 500 Index Fund

Statement of Assets and Liabilities

February 29, 2016

(Unaudited)

Assets:
Investments, at value (Cost $479,836,922)	$807,993,294
Investments in affiliates, at value (Cost $12,251,258)	12,286,578
Total investments, at value (Cost $492,088,180)	820,279,872
Receivable for:
Fund shares sold	1,473,515
Dividends	2,005,731
Investment for trustee deferred compensation and retirement plans	60,090
Other assets	42,627
Total assets	823,861,835

Liabilities:
Payable for:
Investments purchased	293,296
Fund shares reacquired	1,552,881
Variation margin — futures	89,957
Accrued fees to affiliates	519,988
Accrued trustees’ and officers’ fees and benefits	3,519
Accrued other operating expenses	121,431
Trustee deferred compensation and retirement plans	72,069
Total liabilities	2,653,141
Net assets applicable to shares outstanding	$821,208,694

Net assets consist of:
Shares of beneficial interest	$549,582,640
Undistributed net investment income	1,824,712
Undistributed net realized gain (loss)	(58,610,301)
Net unrealized appreciation	328,411,643
$821,208,694

Net Assets:
Class A	$550,903,889
Class B	$4,086,521
Class C	$187,702,028
Class Y	$78,516,256

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	26,443,258
Class B	200,183
Class C	9,302,972
Class Y	3,728,172
Class A:
Net asset value per share	$20.83
Maximum offering price per share
(Net asset value of $20.83 ÷ 94.50%)	$22.04
Class B:
Net asset value and offering price per share	$20.41
Class C:
Net asset value and offering price per share	$20.18
Class Y:
Net asset value and offering price per share	$21.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco S&P 500 Index Fund

Statement of Operations

For the six months ended February 29, 2016

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $178)	$9,073,424
Dividends from affiliates	30,307
Total investment income	9,103,731

Expenses:
Advisory fees	483,389
Administrative services fees	100,109
Custodian fees	29,113
Distribution fees:
Class A	691,999
Class B	23,780
Class C	904,226
Transfer agent fees	539,948
Trustees’ and officers’ fees and benefits	17,109
Other	175,943
Total expenses	2,965,616
Less: Fees waived and expense offset arrangement(s)	(14,832)
Net expenses	2,950,784
Net investment income	6,152,947

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	1,950,462
Futures contracts	(765,077)
1,185,385
Change in net unrealized appreciation (depreciation) of:
Investment securities	(23,317,130)
Futures contracts	818,820
(22,498,310)
Net realized and unrealized gain (loss)	(21,312,925)
Net increase (decrease) in net assets resulting from operations	$(15,159,978)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco S&P 500 Index Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	February 29, 2016	August 31, 2015
Operations:
Net investment income	$6,152,947	$9,943,392
Net realized gain	1,185,385	12,136,389
Change in net unrealized appreciation (depreciation)	(22,498,310)	(24,352,997)
Net increase (decrease) in net assets resulting from operations	(15,159,978)	(2,273,216)

Distributions to shareholders from net investment income:
Class A	(9,027,890)	(6,708,197)
Class B	(44,560)	(41,456)
Class C	(1,800,621)	(776,453)
Class Y	(1,298,508)	(488,719)
Total distributions from net investment income	(12,171,579)	(8,014,825)

Share transactions–net:
Class A	33,512,799	(17,280,449)
Class B	(932,692)	(3,038,091)
Class C	28,899,044	43,635,887
Class Y	34,365,203	24,505,883
Net increase in net assets resulting from share transactions	95,844,354	47,823,230
Net increase in net assets	68,512,797	37,535,189

Net assets:
Beginning of period	752,695,897	715,160,708
End of period (includes undistributed net investment income of $1,824,712 and $7,843,344, respectively)	$821,208,694	$752,695,897

Notes to Financial Statements

February 29, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco S&P 500 Index Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

15                         Invesco S&P 500 Index Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s

16                         Invesco S&P 500 Index Fund

taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $2 billion	0.12%
Over $2 billion	0.10%

For the six months ended February 29, 2016, the effective advisory fees incurred by the Fund was 0.12%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 2.00%, 2.75%, 2.75% and 1.75% of average daily net assets (the “expense limits”), respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

17                         Invesco S&P 500 Index Fund

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 29, 2016, the Adviser waived advisory fees of $14,066.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 29, 2016, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares; and (3) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI, may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.

For the six months ended February 29, 2016, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2016, IDI advised the Fund that IDI retained $44,163 in front-end sales commissions from the sale of Class A shares and $384, $335 and $15,351 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$820,279,872	$—	$—	$820,279,872
Futures Contracts*	219,951	—	—	219,951
Total Investments	$820,499,823	$—	$—	$820,499,823

*	Unrealized appreciation.

18                         Invesco S&P 500 Index Fund

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 29, 2016:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Equity risk:
Futures contracts(a)	$219,951	$—

(a)	Includes cumulative appreciation of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 29, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures Contracts
Realized Gain (Loss):
Equity risk	$(765,077)
Change in Net Unrealized Appreciation:
Equity risk	818,820
Total	$53,743

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$21,561,437

Open Futures Contracts — Equity Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	Long	137	March-2016	$13,217,075	$219,951

NOTE 5—Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the six months ended February 29, 2016.

	Value 08/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 02/29/16	Dividend Income
Invesco Ltd.	$626,498	$66,503	$(3,259)	$(147,276)	$(1,061)	$541,405	$10,572

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $766.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

19                         Invesco S&P 500 Index Fund

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2015, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2017	$7,791,415	$—	$7,791,415
August 31, 2018	19,847,354	—	19,847,354
August 31, 2019	10,267,726	—	10,267,726
	$37,906,495	$—	$37,906,495

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2016 was $104,864,155 and $17,250,553, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$323,819,826
Aggregate unrealized (depreciation) of investment securities	(18,116,194)
Net unrealized appreciation of investment securities	$305,703,632

Cost of investments for tax purposes is $514,576,240.

20                         Invesco S&P 500 Index Fund

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	4,039,821	$88,855,801	4,466,067	$98,414,922
Class B	9,716	201,725	27,111	593,239
Class C	2,306,408	48,647,228	2,802,822	60,071,002
Class Y	2,868,722	62,842,664	1,679,230	37,709,460

Issued as reinvestment of dividends:
Class A	376,356	8,136,825	281,199	6,051,415
Class B	1,881	39,916	1,732	36,649
Class C	73,432	1,540,596	32,806	685,648
Class Y	53,253	1,163,579	21,191	460,483

Automatic conversion of Class B shares to Class A shares:
Class A	39,237	844,678	106,759	2,375,610
Class B	(40,082)	(844,678)	(108,964)	(2,375,610)

Reacquired:
Class A	(2,974,745)	(64,324,505)	(5,598,294)	(124,122,396)
Class B	(15,681)	(329,655)	(59,315)	(1,292,369)
Class C	(1,042,407)	(21,288,780)	(798,622)	(17,120,763)
Class Y	(1,411,059)	(29,641,040)	(616,691)	(13,664,060)
Net increase in share activity	4,284,852	$95,844,354	2,237,031	$47,823,230

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and own, in the aggregate, 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

21                         Invesco S&P 500 Index Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/29/16	$21.42	$0.18	$(0.43)	$(0.25)	$(0.34)	$20.83	(1.24)%	$550,904	0.58	%(d)	0.58	%(d)	1.68	%(d)	2%
Year ended 08/31/15	21.69	0.32	(0.33)	(0.01)	(0.26)	21.42	(0.05)	534,656	0.58		0.58		1.44		4
Year ended 08/31/14	17.67	0.29	4.01	4.30	(0.28)	21.69	24.54 (e)	557,688	0.59	(e)	0.59	(e)	1.45	(e)	5
Year ended 08/31/13	15.26	0.27	2.43	2.70	(0.29)	17.67	18.04	467,234	0.62		0.62		1.64		6
Year ended 08/31/12	13.25	0.22	2.03	2.25	(0.24)	15.26	17.26	410,772	0.65		0.67		1.55		3
Year ended 08/31/11	11.36	0.19	1.85	2.04	(0.15)	13.25	17.94	369,597	0.61		0.61		1.42		4
Class B
Six months ended 02/29/16	20.94	0.10	(0.43)	(0.33)	(0.20)	20.41	(1.61)	4,087	1.33	(d)	1.33	(d)	0.93	(d)	2
Year ended 08/31/15	21.24	0.15	(0.33)	(0.18)	(0.12)	20.94	(0.85)	5,117	1.33		1.33		0.69		4
Year ended 08/31/14	17.32	0.13	3.94	4.07	(0.15)	21.24	23.60	8,150	1.35		1.35		0.69		5
Year ended 08/31/13	14.96	0.14	2.40	2.54	(0.18)	17.32	17.14	11,045	1.37		1.37		0.89		6
Year ended 08/31/12	12.92	0.11	2.01	2.12	(0.08)	14.96	16.47	19,912	1.40		1.42		0.80		3
Year ended 08/31/11	11.10	0.09	1.80	1.89	(0.07)	12.92	17.02	37,840	1.36		1.36		0.67		4
Class C
Six months ended 02/29/16	20.70	0.10	(0.42)	(0.32)	(0.20)	20.18	(1.58)	187,702	1.33	(d)	1.33	(d)	0.93	(d)	2
Year ended 08/31/15	20.99	0.15	(0.32)	(0.17)	(0.12)	20.70	(0.81)	164,876	1.33		1.33		0.69		4
Year ended 08/31/14	17.12	0.13	3.89	4.02	(0.15)	20.99	23.59	124,452	1.35		1.35		0.69		5
Year ended 08/31/13	14.79	0.14	2.37	2.51	(0.18)	17.12	17.14 (f)	91,761	1.36	(f)	1.36	(f)	0.90	(f)	6
Year ended 08/31/12	12.79	0.11	1.99	2.10	(0.10)	14.79	16.50	78,797	1.40		1.42		0.80		3
Year ended 08/31/11	10.99	0.10	1.77	1.87	(0.07)	12.79	17.01 (f)	68,753	1.27	(f)	1.27	(f)	0.76	(f)	4
Class Y
Six months ended 02/29/16	21.67	0.21	(0.43)	(0.22)	(0.39)	21.06	(1.10)	78,516	0.33	(d)	0.33	(d)	1.93	(d)	2
Year ended 08/31/15	21.94	0.38	(0.34)	0.04	(0.31)	21.67	0.17	48,047	0.33		0.33		1.69		4
Year ended 08/31/14	17.87	0.34	4.05	4.39	(0.32)	21.94	24.83	24,870	0.35		0.35		1.69		5
Year ended 08/31/13	15.43	0.32	2.45	2.77	(0.33)	17.87	18.33	22,546	0.37		0.37		1.89		6
Year ended 08/31/12	13.40	0.26	2.06	2.32	(0.29)	15.43	17.64	14,518	0.40		0.42		1.80		3
Year ended 08/31/11	11.48	0.23	1.86	2.09	(0.17)	13.40	18.21	16,824	0.36		0.36		1.67		4

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $556,641, $4,782, $181,839 and $66,813 for Class A, Class B, Class C and Class Y shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended August 31, 2014.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.99% and 0.91% for the years ended August 31, 2013 and 2011, respectively.

22                         Invesco S&P 500 Index Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2015 through February 29, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/29/16)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/16)	Expenses Paid During Period[2]
A	$1,000.00	$987.60	$2.87	$1,021.98	$2.92	0.58%
B	1,000.00	983.90	6.56	1,018.25	6.67	1.33
C	1,000.00	984.20	6.56	1,018.25	6.67	1.33
Y	1,000.00	989.00	1.63	1,023.22	1.66	0.33

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2015 through February 29, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

23                         Invesco S&P 500 Index Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                     MS-SPI-SAR-1         Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 29, 2016
Invesco Global Real Estate Income Fund
Nasdaq:
A: ASRAX ¡ B: SARBX ¡ C: ASRCX ¡ Y: ASRYX ¡ R5: ASRIX ¡ R6: ASRFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
9	Financial Statements
11	Notes to Financial Statements
18	Financial Highlights
19	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/15 to 2/29/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.03%
Class B Shares	0.76
Class C Shares	0.76
Class Y Shares	1.16
Class R5 Shares	1.21
Class R6 Shares	1.24
MSCI World Index▼ (Broad Market Index)	-5.18
Custom Invesco Global Real Estate Income Index¡ (Style-Specific Index)	1.28
Lipper Global Real Estate Funds Classification Average¿ (Peer Group)	-0.03

Source(s): ▼FactSet Research Systems Inc.; ¡Invesco, FactSet Research Systems Inc.; ¿Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Custom Invesco Global Real Estate Income Index is an index composed of the FTSE NAREIT All Equity REITs Index, through August 31, 2011, and the FTSE EPRA/NAREIT Developed Index, which is computed using the net return by withholding applicable taxes, thereafter.

    The Lipper Global Real Estate Funds Classification Average represents an average of all funds in the Lipper Global Real Estate Funds classification.

    The FTSE NAREIT All Equity REITs Index is an unmanaged index considered representative of US REITs.

    The FTSE EPRA/NAREIT Developed Index is an unmanaged index considered representative of listed real estate companies and REITs worldwide.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                      Invesco Global Real Estate Income Fund

Average Annual Total Returns
As of 2/29/16, including maximum applicable sales charges

Class A Shares
Inception (5/31/02)	8.17%
10 Years	3.99
5 Years	4.37
1 Year	-9.98

Class B Shares
10 Years	3.84%
5 Years	4.43
1 Year	-10.00

Class C Shares
10 Years	3.77%
5 Years	4.77
1 Year	-6.40

Class Y Shares
10 Years	4.75%
5 Years	5.81
1 Year	-4.54

Class R5 Shares
10 Years	4.95%
5 Years	5.92
1 Year	-4.45

Class R6 Shares
10 Years	4.75%
5 Years	5.87
1 Year	-4.48

Average Annual Total Returns
As of 12/31/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (5/31/02)	8.34%
10 Years	4.95
5 Years	5.42
1 Year	-6.82

Class B Shares
10 Years	4.78%
5 Years	5.48
1 Year	-6.80

Class C Shares
10 Years	4.70%
5 Years	5.80
1 Year	-3.07

Class Y Shares
10 Years	5.71%
5 Years	6.86
1 Year	-1.15

Class R5 Shares
10 Years	5.90%
5 Years	6.96
1 Year	-1.07

Class R6 Shares
10 Years	5.70%
5 Years	6.91
1 Year	-1.10

On March 12, 2007, the Fund reorganized from a closed-end fund to an open-end fund. Performance shown prior to that date is that of the closed-end fund’s common shares and includes the fees applicable to common shares.

    Class B shares incepted on March 9, 2007. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class B shares.

    Class C shares incepted on March 9, 2007. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class C shares.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R5 shares incepted on March 9, 2007. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions (reinvested at net asset value, except for periods prior to March 12, 2007 where reinvestments were made at the lower of the closed-end fund’s net asset value or market price), changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.23%, 1.98%, 1.98%, 0.98%, 0.92% and 0.85%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance was positively impacted by a temporary 2% fee on redemptions that was in effect from March 12, 2007 to March 12, 2008. Without income from this temporary fee, returns would have been lower.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Global Real Estate Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    On our website, invesco.com/us, you can access timely information about your Fund, as well as access your account. Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                      Invesco Global Real Estate Income Fund

Schedule of Investments

February 29, 2016

(Unaudited)

	Shares	Value
Real Estate Investment Trusts, Common Stocks & Other Equity Interests–58.58%
Australia–6.04%
DEXUS Property Group	370,278	$1,990,073
Goodman Group	1,702,352	7,885,699
Scentre Group	70,497	219,886
Stockland	5,536,766	16,429,682
Vicinity Centres	6,650,303	14,762,093
Westfield Corp.	2,155,874	15,326,139
		56,613,572

Canada–1.57%
Canadian REIT	190,600	5,852,477
First Capital Realty, Inc.	47,573	689,234
H&R REIT	412,300	5,723,468
RioCan REIT	40,200	761,894
Smart REIT	72,200	1,717,408
		14,744,481

France–3.07%
ICADE	44,221	3,060,987
Mercialys S.A.	270,423	5,942,014
Unibail-Rodamco S.E.	79,728	19,770,053
		28,773,054

Germany–0.47%
LEG Immobilien AG	53,567	4,376,131

Hong Kong–3.73%
Cheung Kong Property Holdings Ltd.	311,500	1,591,008
Henderson Land Development Co. Ltd.	426,700	2,304,129
Hongkong Land Holdings Ltd.	750,800	4,407,196
Hysan Development Co. Ltd.	596,000	2,360,108
Link REIT	1,609,500	9,073,930
Sino Land Co. Ltd.	1,886,000	2,618,788
Sun Hung Kai Properties Ltd.	882,000	9,834,981
Wharf Holdings Ltd. (The)	556,000	2,791,455
		34,981,595

Japan–8.27%
Activia Properties, Inc.	1,211	6,490,497
GLP J-REIT	2,622	2,789,502
Hulic Reit, Inc.	1,508	2,423,540
Japan Hotel REIT Investment Corp.	12,453	10,849,643
Japan Logistics Fund Inc.	67	145,230
Japan Retail Fund Investment Corp.	4,429	10,079,542
Kenedix Office Investment Corp.	594	3,443,346
Mitsubishi Estate Co. Ltd.	401,000	7,410,761
Mitsui Fudosan Co., Ltd.	558,000	12,905,439
Mori Hills REIT Investment Corp.	6,448	9,707,057
Nomura Real Estate Master Fund, Inc.	1,913	2,650,069
Tokyu Fudosan Holdings, Corp.	715,200	4,500,317

	Shares	Value
Japan–(continued)
United Urban Investment Corp.	2,633	$4,135,765
		77,530,708

Netherlands–1.09%
Vastned Retail N.V.	127,800	5,477,169
Wereldhave N.V.	93,277	4,730,422
		10,207,591

Singapore–2.51%
Ascendas REIT	2,476,800	4,263,207
CapitaLand Mall Trust	1,606,500	2,502,390
Frasers Centrepoint Trust	4,042,800	5,707,854
Mapletree Industrial Trust	10,013,700	11,004,066
		23,477,517

Sweden–0.44%
Castellum AB	270,420	4,077,276

Switzerland–0.33%
Swiss Prime Site AG	36,488	3,044,872

United Kingdom–2.75%
British Land Co. PLC (The)	532,032	4,843,324
Land Securities Group PLC	1,501,577	20,934,193
		25,777,517

United States–28.31%
American Campus Communities, Inc.	213,700	9,353,649
Apple Hospitality REIT, Inc.	584,500	11,111,345
AvalonBay Communities, Inc.	70,726	12,139,411
Brandywine Realty Trust	376,300	4,632,253
Brixmor Property Group, Inc.	668,100	15,653,583
Brookdale Senior Living Inc.(a)	172,167	2,474,040
Care Capital Properties, Inc.	155,159	4,113,265
Cohen & Steers Quality Income Realty Fund, Inc.	357,173	4,000,338
Columbia Property Trust, Inc.	87,300	1,769,571
Corrections Corp. of America	222,777	6,444,939
Crown Castle International Corp.	131,100	11,340,150
CyrusOne Inc.	83,300	3,302,012
DCT Industrial Trust Inc.	13,039	471,881
DiamondRock Hospitality Co.	1,062,100	9,452,690
Equity Lifestyle Properties, Inc.	16,168	1,134,347
Essex Property Trust, Inc.	19,819	4,147,720
Federal Realty Investment Trust	52,400	7,758,344
HCP, Inc.	204,900	6,060,942
Highwoods Properties, Inc.	229,000	9,972,950
Host Hotels & Resorts Inc.	164,400	2,516,964
Hudson Pacific Properties Inc.	306,700	7,820,850
InfraREIT Inc.	549,700	11,609,664
LaSalle Hotel Properties	551,300	13,424,155

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Real Estate Income Fund

	Shares	Value
United States–(continued)
Mid-America Apartment Communities, Inc.	116,417	$10,470,545
National Retail Properties Inc.	221,600	9,745,968
Prologis, Inc.	46,400	1,784,544
QTS Realty Trust, Inc.–Class A	168,800	7,514,976
Realty Income Corp.	203,766	11,928,462
Retail Opportunity Investments Corp.	786,700	14,459,546
Rexford Industrial Realty, Inc.	332,100	5,595,885
RLJ Lodging Trust	351,000	7,360,470
Simon Property Group, Inc.	78,500	14,893,805
Terreno Realty Corp.	217,600	4,817,664
Ventas, Inc.	288,200	16,044,094
		265,321,022
Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $553,833,250)		548,925,336

Preferred Stocks–20.62%
Australia–0.45%
Goodman PLUS Trust, 6.04% Unsec. Sub. Gtd. Floating Rate Pfd.(b)	60,179	4,265,209

United States–20.17%
Alexandria Real Estate Equities Inc., Series E, 6.45% Pfd.	177,996	4,643,916
American Tower Corp., $5.50 Conv. Pfd.	90,100	8,771,235
American Tower Corp., Series A, $5.25 Conv. Pfd.	87,840	8,696,160
Brandywine Realty Trust, Series E, 6.90% Pfd.	150,701	3,970,971
Chesapeake Lodging Trust, Series A, 7.75% Pfd.	68,500	1,739,900
CoreSite Realty Corp., Series A, 7.25% Pfd.	408,585	10,610,952
CubeSmart, Series A, 7.75% Pfd.	336,352	8,829,240
Digital Realty Trust, Inc., Series E, 7.00% Pfd.	170,500	4,380,145
Digital Realty Trust, Inc., Series H, 7.38% Pfd.	62,977	1,725,570
Eagle Hospitality Properties Trust Inc., Series A, 8.25% Pfd.	195,800	12,257
Essex Property Trust, Inc., Series H, 7.13% Pfd.	707,720	18,131,786
General Growth Properties, Inc., Series A, 6.38% Pfd.	2,738	70,503
Hersha Hospitality Trust, Series B, 8.00% Pfd.	340,500	8,669,130
Kilroy Realty Corp., Series G, 6.88% Pfd.	222,502	5,820,652
Kilroy Realty Corp., Series H, 6.38% Pfd.	292,827	7,601,789
LaSalle Hotel Properties, Series H, 7.50% Pfd.	249,210	6,317,473
National Retail Properties Inc., Series D, 6.63% Pfd.	214,631	5,528,895
Pebblebrook Hotel Trust, Series A, 7.88% Pfd.	471,065	11,908,523
Pebblebrook Hotel Trust, Series B, 8.00% Pfd.	365,910	9,319,728

	Shares		Value
United States–(continued)
Pebblebrook Hotel Trust, Series C, 6.50% Pfd.		177,670	$4,495,051
Public Storage, Series Q, 6.50% Pfd.		215,309	5,516,217
Public Storage, Series R, 6.35% Pfd.		278,634	7,199,903
Public Storage, Series T, 5.75% Pfd.		50,000	1,300,000
Public Storage, Series Y, 6.38% Pfd.		374,114	10,434,039
Public Storage, Series Z, 6.00% Pfd.		64,969	1,771,705
Regency Centers Corp., Series 6, 6.63% Pfd.		159,200	4,166,264
Regency Centers Corp., Series 7, 6.00% Pfd.		30,162	759,178
SL Green Realty Corp., Series I, 6.50% Pfd.		54,687	1,431,159
Summit Hotel Properties, Inc., Series A, 9.25% Pfd.		165,294	4,312,520
Summit Hotel Properties, Inc., Series B, 7.88% Pfd.		161,156	4,085,305
Terreno Realty Corp., Series A, 7.75% Pfd.		169,651	4,446,553
Vornado Realty Trust, Series K 5.70% Pfd.		49,000	1,242,640
Welltower Inc., Series J, 6.50% Pfd.		423,031	11,083,412
			188,992,771
Total Preferred Stocks (Cost $196,869,923)			193,257,980

	Principal Amount
Mortgage-Backed Securities–15.56%
Ireland–0.26%
Taurus Ltd., Series 2015-DE2, Class E, Floating Rate Pass Through Ctfs., 3.40%, 02/01/2026(b)(c)	EUR	2,300,000	2,395,498

United Kingdom–1.57%
Logistics UK PLC, Series 2015-1A, Class E, Floating Rate Pass through Ctfs., 3.99%, 08/20/2025(b)(c)(d)	GBP	7,500,000	10,132,484
Triton European Loan Conduit PLC, Series 26X, Class G, Floating Rate Pass Through Ctfs., 1.27%, 10/25/2019(b)(c)	GBP	153,302	217,030
Series 26X, Class H, Floating Rate Pass Through Ctfs., 1.44%, 10/25/2019(b)(c)	GBP	354,014	467,586
Ulysses European Loan Conduit PLC, Series 27X, Class B, Floating Rate Pass Through Ctfs., 0.82%, 07/25/2017(b)(c)	GBP	2,950,000	3,877,666
			14,694,766

United States–13.73%
ACRE Commercial Mortgage Trust, Series 2013-FL1, Class D, Floating Rate Pass Through Ctfs., 4.83%, 06/15/2030(b)(d)		$14,395,249	14,358,663

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Real Estate Income Fund

	Principal Amount	Value
United States–(continued)
Banc of America Merrill Lynch Commercial Mortgage Inc., Series 2005-5, Class F, Variable Rate Pass Through Ctfs., 5.38%, 10/10/2045(b)(d)	$5,800,000	$5,796,469
Banc of America Merrill Lynch Large Loan Inc., Series 2014-FRR7, Class B, Floating Rate Pass Through Ctfs., 2.69%, 10/26/2044(b)(d)	4,900,000	4,660,674
Series 2014-ICTS, Class E, Floating Rate Pass Through Ctfs., 3.38%, 06/15/2028(b)(d)	9,350,000	8,641,622
Series 2015-ASHF, Class E, Floating Rate Pass Through Ctfs., 4.43%, 01/15/2028(b)(d)	1,400,000	1,400,805
Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR6, Class B, Pass Through Ctfs., 4.95%, 11/11/2041(d)	23,830	24,342
FREMF Mortgage Trust, Series 2012-KF01, Class C, Floating Rate Pass Through Ctfs., 4.69%, 10/25/2044(b)(d)	1,278,000	1,267,097
Series 2015-K718, Class C, Variable Rate Pass Through Ctfs., 3.55%, 02/25/2022(b)(d)	4,900,000	4,169,941
GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class F, Variable Rate Pass Through Ctfs., 3.65%, 01/10/2030(b)(d)	14,200,000	13,431,108
Series 2013-NYC5, Class G, Variable Rate Pass Through Ctfs., 3.65%, 01/10/2030(b)(d)	4,000,000	3,745,136
GS Mortgage Securities Trust, Series GSMS 2011-GC3, Class E, Pass Through Ctfs., 5.00%, 03/10/2044(d)	7,888,000	7,502,177
Series GSMS 2011-GC3, Class F, Pass Through Ctfs., 5.00%, 03/10/2044(d)	4,900,000	4,495,779
Series GSMS 2011-GC5, Class E, Variable Rate Pass Through Ctfs., 5.32%, 08/10/2044(b)(d)	11,025,000	10,064,921
Hilton USA Trust, Series 2013-HLF, Class EFL, Floating Rate Pass Through Ctfs., 4.18%, 11/05/2030(b)(d)	11,220,590	11,119,248
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class TAC1, Pass Through Ctfs., 7.99%, 07/15/2046(d)	1,829,777	1,938,054
Series 2012-C8, Class E, Variable Rate Pass Through Ctfs., 4.66%, 10/15/2045(b)(d)	2,805,000	2,503,466
Series 2013-LC11, Class D, Variable Rate Pass Through Ctfs., 4.24%, 04/15/2046(b)	9,749,000	8,486,407

	Principal Amount		Value
United States–(continued)
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class E, Pass Through Ctfs., 5.13%, 06/12/2043(d)		$561,895	$560,900
Series 2005-MKB2, Class E, Variable Rate Pass Through Ctfs., 6.01%, 09/12/2042(b)(d)		235,000	248,568
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class D, Variable Rate Pass Through Ctfs., 4.16%, 05/15/2046(b)(d)		5,700,000	4,812,744
Morgan Stanley Capital I Trust, Series 2003-TOP11, Class G, Variable Rate Pass Through Ctfs., 5.72%, 06/13/2041(b)(d)		900,000	908,985
Series 2005-IQ10, Class B, Variable Rate Pass Through Ctfs., 6.21%, 09/15/2042(b)		2,607,032	2,615,101
Series 2006-IQ11, Class B, Variable Rate Pass Through Ctfs., 5.86%, 10/15/2042(b)		270,000	268,782
Starwood Retail Property Trust, Series 2014-STAR, Class E, Floating Rate Pass Through Ctfs., 4.58%, 11/15/2027(b)(d)		12,200,000	11,657,455
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class H, Variable Rate Pass Through Ctfs., 5.30%, 10/15/2041(b)(d)		550,000	553,244
Series 2005-C21, Class D, Variable Rate Pass Through Ctfs., 5.30%, 10/15/2044(b)		3,450,000	3,450,789
			128,682,477
Total Mortgage-Backed Securities (Cost $149,873,113)			145,772,741

U.S. Dollar Denominated Bonds & Notes–0.55%
United States–0.55%
Equinix Inc., Sr. Unsec. Notes, 5.38%, 01/01/2022 (Cost $5,036,570)		4,975,000	5,198,875

Non U.S. Dollar Denominated Bonds & Notes–0.25%(c)
Australia–0.25%
General Property Trust, Sr. Unsec. Gtd. Medium-Term Notes, 6.75%, 01/24/2019 (Cost $3,207,788)	AUD	2,980,000	2,331,326

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Real Estate Income Fund

	Shares	Value
Money Market Funds–4.39%
Liquid Assets Portfolio–Institutional Class, 0.42%(e)	20,564,432	$20,564,432
Premier Portfolio–Institutional Class, 0.38%(e)	20,564,432	20,564,432
Total Money Market Funds (Cost $41,128,864)		41,128,864
TOTAL INVESTMENTS–99.95% (Cost $949,949,508)		936,615,122
OTHER ASSETS LESS LIABILITIES–0.05%		462,323
NET ASSETS–100.00%		$937,077,445

Investment Abbreviations:

AUD	– Australian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
GBP	– British Pound
Gtd.	– Guaranteed
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(c)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2016 was $123,993,882, which represented 13.23% of the Fund’s Net Assets.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 29, 2016.

Portfolio Composition

By country, based on Net Assets

as of February 29, 2016

United States	62.8%
Japan	8.3
Australia	6.8
United Kingdom	4.3
Hong Kong	3.7
France	3.1
Singapore	2.5
Countries each less than 2.0% of portfolio	4.1
Money Market Funds Plus Other Assets Less Liabilities	4.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Real Estate Income Fund

Statement of Assets and Liabilities

February 29, 2016

(Unaudited)

Assets:
Investments, at value (Cost $908,820,644)	$895,486,258
Investments in affiliated money market funds, at value and cost	41,128,864
Total investments, at value (Cost $949,949,508)	936,615,122
Foreign currencies, at value (Cost $1,524,193)	1,587,294
Receivable for:
Investments sold	9,003,718
Fund shares sold	966,189
Dividends and interest	2,504,625
Investment for trustee deferred compensation and retirement plans	112,407
Other assets	54,942
Total assets	950,844,297

Liabilities:
Payable for:
Investments purchased	11,903,459
Fund shares reacquired	1,092,450
Accrued fees to affiliates	485,180
Accrued trustees’ and officers’ fees and benefits	4,014
Accrued other operating expenses	150,710
Trustee deferred compensation and retirement plans	131,039
Total liabilities	13,766,852
Net assets applicable to shares outstanding	$937,077,445

Net assets consist of:
Shares of beneficial interest	$960,203,514
Undistributed net investment income	(3,502,884)
Undistributed net realized gain (loss)	(6,299,964)
Net unrealized appreciation (depreciation)	(13,323,221)
$937,077,445

Net Assets:
Class A	$389,581,960
Class B	$879,278
Class C	$95,038,522
Class Y	$355,339,447
Class R5	$11,989,190
Class R6	$84,249,048

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	45,538,784
Class B	102,982
Class C	11,131,724
Class Y	41,659,667
Class R5	1,402,451
Class R6	9,849,862
Class A:
Net asset value per share	$8.55
Maximum offering price per share
(Net asset value of $8.55 ÷ 94.50%)	$9.05
Class B:
Net asset value and offering price per share	$8.54
Class C:
Net asset value and offering price per share	$8.54
Class Y:
Net asset value and offering price per share	$8.53
Class R5:
Net asset value and offering price per share	$8.55
Class R6:
Net asset value and offering price per share	$8.55

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Global Real Estate Income Fund

Statement of Operations

For the six months ended February 29, 2016

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $500,897)	$18,190,732
Dividends from affiliated money market funds	19,894
Interest	4,200,892
Total investment income	22,411,518

Expenses:
Advisory fees	3,424,423
Administrative services fees	119,149
Custodian fees	59,177
Distribution fees:
Class A	540,285
Class B	4,835
Class C	494,507
Transfer Agent Fees — A, B, C and Y	854,317
Transfer agent fees — R5	6,289
Transfer agent fees — R6	689
Trustees’ and officers’ fees and benefits	20,686
Other	172,513
Total expenses	5,696,870
Less: Fees waived and expense offset arrangement(s)	(9,483)
Net expenses	5,687,387
Net investment income	16,724,131

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(5,592,037)
Foreign currencies	(328,816)
(5,920,853)
Change in net unrealized appreciation of:
Investment securities	267,523
Foreign currencies	166,407
433,930
Net realized and unrealized gain (loss)	(5,486,923)
Net increase in net assets resulting from operations	$11,237,208

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Global Real Estate Income Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	February 29, 2016	August 31, 2015
Operations:
Net investment income	$16,724,131	$36,575,244
Net realized gain (loss)	(5,920,853)	32,010,471
Change in net unrealized appreciation (depreciation)	433,930	(100,582,189)
Net increase (decrease) in net assets resulting from operations	11,237,208	(31,996,474)

Distributions to shareholders from net investment income:
Class A	(7,725,239)	(23,842,662)
Class B	(13,014)	(50,721)
Class C	(1,312,746)	(3,912,502)
Class Y	(6,962,458)	(19,395,644)
Class R5	(245,541)	(1,048,545)
Class R6	(28,704)	(69,263)
Total distributions from net investment income	(16,287,702)	(48,319,337)

Distributions to shareholders from net realized gains:
Class A	(9,628,157)	(292,934)
Class B	(21,631)	(812)
Class C	(2,248,413)	(60,843)
Class Y	(8,688,128)	(234,608)
Class R5	(291,961)	(12,797)
Class R6	(36,308)	(758)
Total distributions from net realized gains	(20,914,598)	(602,752)

Share transactions–net:
Class A	(98,385,962)	(69,248,140)
Class B	(157,371)	(494,308)
Class C	(6,105,280)	(6,291,726)
Class Y	(31,521,658)	27,381
Class R5	(1,837,461)	(9,236,603)
Class R6	82,262,667	137,220
Net increase (decrease) in net assets resulting from share transactions	(55,745,065)	(85,106,176)
Net increase (decrease) in net assets	(81,710,157)	(166,024,739)

Net assets:
Beginning of period	1,018,787,602	1,184,812,341
End of period (includes undistributed net investment income of $(3,502,884) and $(3,939,313), respectively)	$937,077,445	$1,018,787,602

Notes to Financial Statements

February 29, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Real Estate Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is current income and, secondarily, capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6

11                         Invesco Global Real Estate Income Fund

shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices will be used to value debt obligations and corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net

12                         Invesco Global Real Estate Income Fund

realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

13                         Invesco Global Real Estate Income Fund

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.75%
Next $250 million	0.74%
Next $500 million	0.73%
Next $1.5 billion	0.72%
Next $2.5 billion	0.71%
Next $2.5 billion	0.70%
Next $2.5 billion	0.69%
Over $10 billion	0.68%

For the six months ended February 29, 2016, the effective advisory fees incurred by the Fund was 0.74%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursemnt (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursemnt to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 29, 2016, the Adviser waived advisory fees of $8,981.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund,

14                         Invesco Global Real Estate Income Fund

subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 29, 2016, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2016, IDI advised the Fund that IDI retained $20,973 in front-end sales commissions from the sale of Class A shares and $1,618, $321 and $4,264 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended February 29, 2016, there were transfers from Level 1 to Level 2 of $24,354,264 and from Level 2 to Level 1 of $23,170,802, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$29,122,960	$34,087,147	$—	$63,210,107
Canada	14,744,481	—	—	14,744,481
France	—	28,773,054	—	28,773,054
Germany	—	4,376,131	—	4,376,131
Hong Kong	23,555,606	11,425,989	—	34,981,595
Ireland	—	2,395,498	—	2,395,498
Japan	—	77,530,708	—	77,530,708
Netherlands	5,477,169	4,730,422	—	10,207,591
Singapore	23,477,517	—	—	23,477,517
Sweden	—	4,077,276	—	4,077,276
Switzerland	—	3,044,872	—	3,044,872
United Kingdom	—	40,472,283	—	40,472,283
United States	495,430,400	133,893,609	—	629,324,009
Total Investments	$591,808,133	$344,806,989	$—	$936,615,122

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $502.

15                         Invesco Global Real Estate Income Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2015.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2016 was $233,871,589 and $339,848,475, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$40,177,876
Aggregate unrealized (depreciation) of investment securities	(57,735,048)
Net unrealized appreciation (depreciation) of investment securities	$(17,557,172)

Cost of investments for tax purposes is $954,172,294.

16                         Invesco Global Real Estate Income Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	3,388,486	$29,152,222	14,146,624	$132,193,306
Class B	21	189	8,986	85,063
Class C	291,324	2,528,279	1,694,288	15,727,052
Class Y	5,763,965	49,983,801	16,793,913	155,523,659
Class R5	57,663	504,702	493,785	4,598,900
Class R6	9,804,786	83,320,267	81,299	757,438

Issued as reinvestment of dividends:
Class A	1,589,942	13,567,220	1,728,158	15,861,225
Class B	3,652	31,141	4,439	40,677
Class C	345,104	2,940,977	328,419	3,010,348
Class Y	1,500,962	12,767,277	1,662,514	15,213,953
Class R5	59,955	511,423	109,918	1,007,205
Class R6	7,575	64,632	7,578	69,582

Automatic conversion of Class B shares to Class A shares:
Class A	8,573	74,795	35,460	327,764
Class B	(8,586)	(74,795)	(35,507)	(327,764)

Reacquired:
Class A	(16,171,803)	(141,180,199)	(23,541,803)	(217,630,435)
Class B	(13,066)	(113,906)	(31,167)	(292,284)
Class C	(1,331,029)	(11,574,536)	(2,710,025)	(25,029,126)
Class Y	(10,934,795)	(94,272,736)	(18,509,565)	(170,710,231)
Class R5	(328,275)	(2,853,586)	(1,604,082)	(14,842,708)
Class R6	(126,950)	(1,122,232)	(74,210)	(689,800)
Net increase (decrease) in share activity	(6,092,496)	$(55,745,065)	(9,410,978)	$(85,106,176)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 9% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

17                         Invesco Global Real Estate Income Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period		Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/29/16	$8.81	$0.16	$(0.07)	$0.09	$(0.15)	$(0.20)	$(0.35)	$8.55		1.03%	$389,582	1.26	%(d)	1.26	%(d)	3.57	%(d)	25%
Year ended 08/31/15	9.48	0.29	(0.57)	(0.28)	(0.38)	(0.01)	(0.39)	8.81		(3.08)	499,799	1.22		1.22		3.12		60
Year ended 08/31/14	8.52	0.29	1.19	1.48	(0.42)	(0.10)	(0.52)	9.48		18.13	609,824	1.27		1.27		3.26		61
Year ended 08/31/13	8.97	0.36	(0.31)	0.05	(0.50)	—	(0.50)	8.52		0.43	615,876	1.26		1.27		4.00		63
Year ended 08/31/12	8.39	0.41	0.57	0.98	(0.40)	—	(0.40)	8.97	(e)	12.19	318,464	1.31		1.31		4.82		49
Year ended 08/31/11	7.77	0.32	0.61	0.93	(0.31)	—	(0.31)	8.39		12.11	203,100	1.30		1.30		3.83		101
Class B
Six months ended 02/29/16	8.79	0.12	(0.06)	0.06	(0.11)	(0.20)	(0.31)	8.54		0.76	879	2.01	(d)	2.01	(d)	2.82	(d)	25
Year ended 08/31/15	9.46	0.22	(0.57)	(0.35)	(0.31)	(0.01)	(0.32)	8.79		(3.83)	1,064	1.97		1.97		2.37		60
Year ended 08/31/14	8.51	0.23	1.18	1.41	(0.36)	(0.10)	(0.46)	9.46		17.13	1,647	2.02		2.02		2.51		61
Year ended 08/31/13	8.95	0.29	(0.30)	(0.01)	(0.43)	—	(0.43)	8.51		(0.23)	1,822	2.01		2.02		3.25		63
Year ended 08/31/12	8.36	0.34	0.59	0.93	(0.34)	—	(0.34)	8.95	(e)	11.49	1,606	2.06		2.06		4.07		49
Year ended 08/31/11	7.75	0.26	0.59	0.85	(0.24)	—	(0.24)	8.36		11.15	1,772	2.05		2.05		3.08		101
Class C
Six months ended 02/29/16	8.79	0.12	(0.06)	0.06	(0.11)	(0.20)	(0.31)	8.54		0.76	95,039	2.01	(d)	2.01	(d)	2.82	(d)	25
Year ended 08/31/15	9.46	0.22	(0.57)	(0.35)	(0.31)	(0.01)	(0.32)	8.79		(3.83)	103,988	1.97		1.97		2.37		60
Year ended 08/31/14	8.51	0.23	1.18	1.41	(0.36)	(0.10)	(0.46)	9.46		17.14	118,319	2.02		2.02		2.51		61
Year ended 08/31/13	8.95	0.29	(0.30)	(0.01)	(0.43)	—	(0.43)	8.51		(0.23)	108,878	2.01		2.02		3.25		63
Year ended 08/31/12	8.36	0.34	0.59	0.93	(0.34)	—	(0.34)	8.95	(e)	11.49	44,790	2.06		2.06		4.07		49
Year ended 08/31/11	7.75	0.26	0.59	0.85	(0.24)	—	(0.24)	8.36		11.15	26,511	2.05		2.05		3.08		101
Class Y
Six months ended 02/29/16	8.79	0.17	(0.07)	0.10	(0.16)	(0.20)	(0.36)	8.53		1.16	355,339	1.01	(d)	1.01	(d)	3.82	(d)	25
Year ended 08/31/15	9.45	0.31	(0.55)	(0.24)	(0.41)	(0.01)	(0.42)	8.79		(2.75)	398,283	0.97		0.97		3.37		60
Year ended 08/31/14	8.50	0.32	1.17	1.49	(0.44)	(0.10)	(0.54)	9.45		18.33	428,854	1.02		1.02		3.51		61
Year ended 08/31/13	8.95	0.39	(0.32)	0.07	(0.52)	—	(0.52)	8.50		0.68	270,196	1.01		1.02		4.25		63
Year ended 08/31/12	8.36	0.43	0.58	1.01	(0.42)	—	(0.42)	8.95	(e)	12.62	114,525	1.06		1.06		5.07		49
Year ended 08/31/11	7.75	0.34	0.60	0.94	(0.33)	—	(0.33)	8.36		12.28	26,139	1.05		1.05		4.08		101
Class R5
Six months ended 02/29/16	8.81	0.17	(0.07)	0.10	(0.16)	(0.20)	(0.36)	8.55		1.21	11,989	0.92	(d)	0.92	(d)	3.91	(d)	25
Year ended 08/31/15	9.47	0.32	(0.56)	(0.24)	(0.41)	(0.01)	(0.42)	8.81		(2.68)	14,204	0.91		0.91		3.43		60
Year ended 08/31/14	8.52	0.32	1.18	1.50	(0.45)	(0.10)	(0.55)	9.47		18.40	24,749	0.91		0.91		3.62		61
Year ended 08/31/13	8.96	0.39	(0.30)	0.09	(0.53)	—	(0.53)	8.52		0.85	23,565	0.94		0.95		4.32		63
Year ended 08/31/12	8.38	0.44	0.57	1.01	(0.43)	—	(0.43)	8.96	(e)	12.63	30,076	0.98		0.98		5.15		49
Year ended 08/31/11	7.76	0.35	0.61	0.96	(0.34)	—	(0.34)	8.38		12.52	35,777	0.96		0.96		4.17		101
Class R6
Six months ended 02/29/16	8.81	0.17	(0.06)	0.11	(0.17)	(0.20)	(0.37)	8.55		1.24	84,249	0.84	(d)	0.84	(d)	3.99	(d)	25
Year ended 08/31/15	9.48	0.33	(0.57)	(0.24)	(0.42)	(0.01)	(0.43)	8.81		(2.70)	1,449	0.84		0.84		3.50		60
Year ended 08/31/14	8.52	0.34	1.18	1.52	(0.46)	(0.10)	(0.56)	9.48		18.62	1,420	0.87		0.87		3.66		61
Year ended 08/31/13(f)	8.98	0.38	(0.41)	(0.03)	(0.43)	—	(0.43)	8.52		(0.49)	60	0.86	(g)	0.87	(g)	4.40	(g)	63

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $434,603, $972, $99,445, $378,603, $12,861 and $6,595 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

18                         Invesco Global Real Estate Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2015 through February 29, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/29/16)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,010.30	$6.30	$1,018.60	$6.32	1.26%
B	1,000.00	1,007.60	10.03	1,014.87	10.07	2.01
C	1,000.00	1,007.60	10.03	1,014.87	10.07	2.01
Y	1,000.00	1,011.60	5.05	1,019.84	5.07	1.01
R5	1,000.00	1,012.10	4.60	1,020.29	4.62	0.92
R6	1,000.00	1,012.40	4.20	1,020.69	4.22	0.84

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2015 through February 29, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

19                         Invesco Global Real Estate Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                    GREI-SAR-1         Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 29, 2016
Invesco Low Volatility Equity Yield Fund
Nasdaq:
A: SCAUX ¡ B: SBCUX ¡ C: SCCUX ¡ R: SCRUX ¡ Y: SCAYX Investor: SCNUX ¡ R5: SCIUX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
9	Financial Statements
11	Notes to Financial Statements
18	Financial Highlights
19	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/15 to 2/29/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.27%
Class B Shares	-0.57
Class C Shares	-0.69
Class R Shares	-0.30
Class Y Shares	-0.24
Investor Class Shares	-0.27
Class R5 Shares	-0.05
S&P 500 Index▼ (Broad Market Index)	-0.92
Russell 1000 Index▼ (Style-Specific Index)	-2.03
Lipper Equity Income Funds Index¡ (Peer Group Index)	-1.42

Source(s): ▼FactSet Research Systems Inc.; ¡Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Equity Income Funds Index is an unmanaged Index considered representative of equity income funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                      Invesco Low Volatility Equity Yield Fund

Average Annual Total Returns
As of 2/29/16, including maximum applicable sales charges

Class A Shares
Inception (3/31/06)	3.26%
5 Years	5.83
1 Year	-15.24

Class B Shares
Inception (3/31/06)	3.24%
5 Years	5.97
1 Year	-15.22

Class C Shares
Inception (3/31/06)	3.07%
5 Years	6.25
1 Year	-11.87

Class R Shares
Inception (3/31/06)	3.61%
5 Years	6.80
1 Year	-10.48

Class Y Shares
Inception	4.06%
5 Years	7.33
1 Year	-10.10

Investor Class Shares
Inception	3.86%
5 Years	7.04
1 Year	-10.34

Class R5 Shares
Inception (3/31/06)	4.19%
5 Years	7.44
1 Year	-9.84

Average Annual Total Returns
As of 12/31/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (3/31/06)	3.44%
5 Years	7.35
1 Year	-13.99

Class B Shares
Inception (3/31/06)	3.42%
5 Years	7.48
1 Year	-14.02

Class C Shares
Inception (3/31/06)	3.27%
5 Years	7.76
1 Year	-10.52

Class R Shares
Inception (3/31/06)	3.80%
5 Years	8.30
1 Year	-9.15

Class Y Shares
Inception	4.25%
5 Years	8.85
1 Year	-8.77

Investor Class Shares
Inception	4.05%
5 Years	8.56
1 Year	-9.02

Class R5 Shares
Inception (3/31/06)	4.37%
5 Years	8.94
1 Year	-8.61

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Investor Class shares incepted on April 25, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of

Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares was 1.15%, 1.90%, 1.90%, 1.40%, 0.90%, 1.15% and 0.75%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Low Volatility Equity Yield Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    On our website, invesco.com/us, you can access timely information about your Fund, as well as access your account. Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                      Invesco Low Volatility Equity Yield Fund

Schedule of Investments(a)

February 29, 2016

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.79%
Aerospace & Defense–0.60%
BWX Technologies, Inc.	10,100	$322,190
Huntington Ingalls Industries, Inc.	9,500	1,245,070
		1,567,260

Agricultural Products–1.34%
Bunge Ltd.	58,000	2,883,760
Ingredion Inc.	6,400	647,808
		3,531,568

Airlines–0.54%
Alaska Air Group, Inc.	19,100	1,411,490

Apparel Retail–2.21%
Abercrombie & Fitch Co.–Class A(b)	101,700	2,954,385
American Eagle Outfitters, Inc.(b)	53,800	820,988
Chico’s FAS, Inc.	51,600	658,416
Guess?, Inc.(b)	64,300	1,372,805
		5,806,594

Biotechnology–2.38%
Myriad Genetics, Inc.(b)(c)	61,400	2,149,000
PDL BioPharma Inc.	264,000	794,640
United Therapeutics Corp.(c)	27,100	3,304,574
		6,248,214

Broadcasting–0.16%
TEGNA Inc.	16,700	411,488

Building Products–0.36%
Owens Corning	22,100	948,532

Cable & Satellite–1.46%
Comcast Corp.–Class A	66,700	3,850,591

Commercial Printing–0.66%
R. R. Donnelley & Sons Co.	113,600	1,724,448

Communications Equipment–4.39%
Brocade Communications Systems, Inc.	100,700	999,951
Cisco Systems, Inc.	187,700	4,913,986
Juniper Networks, Inc.	152,100	3,756,870
Motorola Solutions, Inc.	23,700	1,741,713
Polycom, Inc.(c)	13,000	135,330
		11,547,850

Computer & Electronics Retail–2.57%
Best Buy Co., Inc.	65,700	2,128,023
GameStop Corp.–Class A(b)	121,500	3,744,630
Rent-A–Center, Inc.	69,600	888,792
		6,761,445

	Shares	Value
Construction Machinery & Heavy Trucks–0.52%
Allison Transmission Holdings, Inc.	57,200	$1,354,496

Data Processing & Outsourced Services–0.87%
Western Union Co. (The)	125,800	2,297,108

Diversified Chemicals–0.09%
Chemours Co. (The)	45,000	230,850

Diversified REIT’s–0.14%
Liberty Property Trust	13,100	378,328

Diversified Support Services–0.45%
Ritchie Bros. Auctioneers Inc. (Canada)	49,400	1,181,154

Electric Utilities–6.66%
Entergy Corp.	68,300	4,931,943
Exelon Corp.	157,300	4,953,377
FirstEnergy Corp.	97,000	3,246,590
PPL Corp.	125,300	4,384,247
		17,516,157

Electrical Components & Equipment–0.13%
General Cable Corp.	38,300	328,997

Environmental & Facilities Services–1.06%
Waste Management, Inc.	50,100	2,798,085

Food Distributors–1.23%
Sysco Corp.	73,200	3,230,316

Gas Utilities–1.22%
National Fuel Gas Co.	20,000	913,600
New Jersey Resources Corp.	35,300	1,222,086
Southwest Gas Corp.	8,400	512,400
WGL Holdings Inc.	8,300	565,977
		3,214,063

General Merchandise Stores–2.02%
Big Lots, Inc.	12,000	485,400
Target Corp.	61,500	4,824,675
		5,310,075

Gold–1.14%
Kinross Gold Corp. (Canada)(c)	338,100	994,014
Newmont Mining Corp.	77,500	2,001,825
		2,995,839

Health Care Distributors–0.46%
AmerisourceBergen Corp.	14,100	1,221,342

Health Care REIT’s–3.58%
Care Capital Properties, Inc.	12,500	331,375
HCP, Inc.	126,900	3,753,702
Healthcare Trust of America, Inc.–Class A	34,900	970,569

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Low Volatility Equity Yield Fund

	Shares	Value
Health Care REIT’s–(continued)
Medical Properties Trust Inc.	108,200	$1,251,874
National Health Investors, Inc.	14,600	918,486
Senior Housing Properties Trust	139,400	2,176,034
		9,402,040

Health Care Services–0.10%
Premier Inc.–Class A(c)	8,200	266,664

Home Furnishings–0.26%
Leggett & Platt, Inc.	15,400	687,764

Homebuilding–0.12%
TopBuild Corp.(c)	12,100	326,458

Hotel and Resort REIT’s–0.66%
Hospitality Properties Trust	71,200	1,728,736

Industrial Machinery–0.09%
Kennametal Inc.	11,100	223,443

Integrated Telecommunication Services–5.40%
AT&T Inc.	102,200	3,776,290
BCE Inc. (Canada)	70,700	3,048,584
CenturyLink Inc.	162,400	4,967,816
Verizon Communications Inc.	47,400	2,404,602
		14,197,292

Internet Software & Services–0.66%
IAC/InterActiveCorp	30,200	1,341,484
VeriSign, Inc.(c)	4,800	405,552
		1,747,036

IT Consulting & Other Services–0.61%
Leidos Holdings, Inc.	37,400	1,616,428

Leisure Facilities–0.80%
Six Flags Entertainment Corp.	41,100	2,090,346

Life & Health Insurance–0.35%
Sun Life Financial Inc. (Canada)	30,900	919,893

Mortgage REIT’s–6.62%
American Capital Agency Corp.	189,000	3,415,230
Annaly Capital Management Inc.	493,800	5,002,194
Chimera Investment Corp.	118,600	1,545,358
CYS Investments, Inc.	208,600	1,635,424
Hatteras Financial Corp.	69,500	955,625
MFA Financial, Inc.	364,800	2,484,288
Starwood Property Trust, Inc.	27,900	489,366
Two Harbors Investment Corp.	242,700	1,880,925
		17,408,410

Multi-Utilities–6.04%
Ameren Corp.	57,700	2,709,015
Consolidated Edison, Inc.	50,100	3,507,501
PG&E Corp.	89,200	5,060,316

	Shares	Value
Multi-Utilities–(continued)
Public Service Enterprise Group Inc.	107,700	$4,594,482
		15,871,314

Office REIT’s–1.31%
Alexandria Real Estate Equities, Inc.	20,800	1,646,528
Mack-Cali Realty Corp.	12,500	248,750
Piedmont Office Realty Trust Inc.–Class A	84,300	1,548,591
		3,443,869

Office Services & Supplies–0.45%
Pitney Bowes Inc.	49,100	889,692
West Corp.	13,000	289,640
		1,179,332

Oil & Gas Drilling–1.07%
Noble Corp. PLC	337,900	2,814,707

Oil & Gas Exploration & Production–0.10%
Enerplus Corp. (Canada)(b)	94,600	273,394

Oil & Gas Refining & Marketing–4.09%
CVR Energy, Inc.(b)	36,400	860,860
Tesoro Corp.	25,700	2,073,476
Valero Energy Corp.	72,400	4,349,792
Western Refining, Inc.	129,900	3,464,433
		10,748,561

Packaged Foods & Meats–7.37%
Campbell Soup Co.	14,300	883,025
ConAgra Foods, Inc.	98,300	4,134,498
Dean Foods Co.	128,500	2,478,765
Flowers Foods, Inc.	70,200	1,202,526
General Mills, Inc.	63,600	3,742,860
Pilgrim’s Pride Corp.(c)	114,700	2,804,415
Pinnacle Foods Inc.	11,100	479,409
Tyson Foods, Inc.–Class A	56,600	3,664,850
		19,390,348

Personal Products–0.81%
Nu Skin Enterprises, Inc.–Class A(b)	69,900	2,131,251

Property & Casualty Insurance–1.17%
Assured Guaranty Ltd.	123,500	3,064,035

Regional Banks–0.17%
Commerce Bancshares, Inc.	10,700	454,536

Reinsurance–0.66%
Everest Re Group, Ltd.	4,250	791,053
Validus Holdings, Ltd.	21,200	952,092
		1,743,145

Residential REIT’s–0.83%
Equity Lifestyle Properties, Inc.	23,100	1,620,696
Post Properties, Inc.	10,300	574,019
		2,194,715

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Low Volatility Equity Yield Fund

	Shares	Value
Restaurants–1.86%
Cracker Barrel Old Country Store, Inc.(b)	900	$133,245
Darden Restaurants, Inc.	74,300	4,746,284
		4,879,529

Retail REIT’s–2.65%
CBL & Associates Properties, Inc.	110,100	1,269,453
Kimco Realty Corp.	7,000	187,250
National Retail Properties Inc.	33,200	1,460,136
Regency Centers Corp.	41,400	2,922,012
Urban Edge Properties	13,500	328,320
Weingarten Realty Investors	23,000	810,290
		6,977,461

Semiconductors–2.00%
Intel Corp.	152,200	4,503,598
NVIDIA Corp.	24,400	765,184
		5,268,782

Soft Drinks–3.41%
Coca-Cola Enterprises, Inc.	82,400	3,997,224
Dr Pepper Snapple Group, Inc.	54,300	4,970,079
		8,967,303

Specialized REIT’s–5.29%
Communications Sales & Leasing, Inc.	71,500	1,347,775
Corrections Corp. of America	4,400	127,292
Digital Realty Trust, Inc.	61,200	4,839,084
Four Corners Property Trust, Inc.	33,846	555,413
Lamar Advertising Co.–Class A	36,200	2,068,106
Public Storage	14,650	3,655,028
Sovran Self Storage, Inc.	12,300	1,309,212
		13,901,910

Specialty Stores–0.35%
GNC Holdings, Inc.–Class A	31,900	908,512

Steel–0.28%
Commercial Metals Co.	50,200	737,438

Technology Distributors–0.62%
Tech Data Corp.(c)	23,100	$1,626,471

	Shares	Value
Technology Hardware, Storage & Peripherals–2.37%
Apple Inc.	28,700	$2,775,003
NetApp, Inc.	139,000	3,452,760
		6,227,763

Tobacco–1.92%
Altria Group, Inc.	82,200	5,061,054

Wireless Telecommunication Services–0.06%
Rogers Communications, Inc.–Class B (Canada)	4,400	162,580
Total Common Stocks & Other Equity Interests (Cost $263,844,792)		254,508,810

	Principal Amount
U.S. Treasury Bills–0.25%
0.26%, 03/10/2016(d)(e) (Cost $649,953)	$650,000	649,974

Money Market Funds–2.88%
Liquid Assets Portfolio–Institutional Class, 0.42%(f)	3,779,624	3,779,624
Premier Portfolio–Institutional Class, 0.38%(f)	3,779,624	3,779,624
Total Money Market Funds (Cost $7,559,248)		7,559,248
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.92% (Cost $272,053,993)		262,718,032

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.65%
Liquid Assets Portfolio–Institutional Class, 0.42% (Cost $9,602,665)(f)(g)	9,602,665	9,602,665
TOTAL INVESTMENTS–103.57% (Cost $281,656,658)		272,320,697
OTHER ASSETS LESS LIABILITIES–(3.57)%		(9,375,728)
NET ASSETS–100.00%		$262,944,969

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at February 29, 2016.
(c)	Non-income producing security.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 4.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 29, 2016.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Low Volatility Equity Yield Fund

Portfolio Composition

By sector, based on Net Assets

as of February 29, 2016

Financials	23.4%
Consumer Staples	16.1
Utilities	13.9
Consumer Discretionary	12.2
Information Technology	11.5
Telecommunication Services	5.5
Energy	5.3
Industrials	4.5
Health Care	2.9
Materials	1.5
U.S. Treasury Bills, Plus Money Market Funds, Plus Other Assets Less Liabilities	3.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Low Volatility Equity Yield Fund

Statement of Assets and Liabilities

February 29, 2016

(Unaudited)

Assets:
Investments, at value (Cost $264,494,745)*	$255,158,784
Investments in affiliated money market funds, at value and cost	17,161,913
Total investments, at value (Cost $281,656,658)	272,320,697
Receivable for:
Fund shares sold	144,885
Dividends	819,282
Investment for trustee deferred compensation and retirement plans	186,921
Other assets	61,511
Total assets	273,533,296

Liabilities:
Payable for:
Investments purchased	147,502
Fund shares reacquired	384,433
Collateral upon return of securities loaned	9,602,665
Variation margin—futures	53,072
Accrued fees to affiliates	157,849
Accrued trustees’ and officers’ fees and benefits	2,871
Accrued other operating expenses	33,944
Trustee deferred compensation and retirement plans	205,991
Total liabilities	10,588,327
Net assets applicable to shares outstanding	$262,944,969

Net assets consist of:
Shares of beneficial interest	$312,987,051
Undistributed net investment income	2,114,192
Undistributed net realized gain (loss)	(42,946,899)
Net unrealized appreciation (depreciation)	(9,209,375)
$262,944,969

Net Assets:
Class A	$165,181,774
Class B	$3,466,603
Class C	$26,798,767
Class R	$173,262
Class Y	$5,967,991
Investor Class	$48,203,438
Class R5	$13,153,134

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	17,916,682
Class B	381,492
Class C	2,956,772
Class R	18,884
Class Y	644,283
Investor Class	5,210,589
Class R5	1,417,884
Class A:
Net asset value per share	$9.22
Maximum offering price per share
(Net asset value of $9.22 ÷ 94.50%)	$9.76
Class B:
Net asset value and offering price per share	$9.09
Class C:
Net asset value and offering price per share	$9.06
Class R:
Net asset value and offering price per share	$9.18
Class Y:
Net asset value and offering price per share	$9.26
Investor Class:
Net asset value and offering price per share	$9.25
Class R5:
Net asset value and offering price per share	$9.28

*	At February 29, 2016, securities with an aggregate value of $9,458,414 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Low Volatility Equity Yield Fund

Statement of Operations

For the six months ended February 29, 2016

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $2,350)	$5,498,761
Dividends from affiliated money market funds (includes securities lending income of $104,395)	109,794
Total investment income	5,608,555

Expenses:
Advisory fees	813,580
Administrative services fees	46,218
Custodian fees	6,333
Distribution fees:
Class A	213,024
Class B	21,733
Class C	142,215
Class R	418
Investor Class	62,651
Transfer agent fees — A, B, C, R, Y and Investor	295,738
Transfer agent fees — R5	3,817
Trustees’ and officers’ fees and benefits	16,431
Other	106,121
Total expenses	1,728,279
Less: Fees waived and expense offset arrangement(s)	(5,880)
Net expenses	1,722,399
Net investment income	3,886,156

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(6,907,872)
Futures contracts	(227,315)
(7,135,187)
Change in net unrealized appreciation of:
Investment securities	2,017,711
Futures contracts	314,577
2,332,288
Net realized and unrealized gain (loss)	(4,802,899)
Net increase (decrease) in net assets resulting from operations	$(916,743)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Low Volatility Equity Yield Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	February 29, 2016	August 31, 2015
Operations:
Net investment income	$3,886,156	$8,060,559
Net realized gain (loss)	(7,135,187)	8,378,828
Change in net unrealized appreciation (depreciation)	2,332,288	(52,620,041)
Net increase (decrease) in net assets resulting from operations	(916,743)	(36,180,654)

Distributions to shareholders from net investment income:
Class A	(2,874,260)	(6,009,779)
Class B	(60,214)	(192,301)
Class C	(374,042)	(766,000)
Class R	(2,576)	(5,153)
Class Y	(87,877)	(175,638)
Investor Class	(853,840)	(1,748,652)
Class R5	(257,459)	(498,712)
Total distributions from net investment income	(4,510,268)	(9,396,235)

Distributions to shareholders from net realized gains:
Class A	—	(16,453,349)
Class B	—	(783,284)
Class C	—	(2,900,697)
Class R	—	(12,480)
Class Y	—	(428,354)
Investor Class	—	(4,778,723)
Class R5	—	(1,151,603)
Total distributions from net realized gains	—	(26,508,490)

Share transactions–net:
Class A	(9,169,603)	(2,198,900)
Class B	(1,706,684)	(4,876,741)
Class C	(2,557,593)	(2,365,103)
Class R	5,818	3,817
Class Y	1,187,758	674,638
Investor Class	(3,701,967)	500,182
Class R5	(427,445)	932,506
Net increase (decrease) in net assets resulting from share transactions	(16,369,716)	(7,329,601)
Net increase (decrease) in net assets	(21,796,727)	(79,414,980)

Net assets:
Beginning of period	284,741,696	364,156,676
End of period (includes undistributed net investment income of $2,114,192 and $2,738,304, respectively)	$262,944,969	$284,741,696

Notes to Financial Statements

February 29, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Low Volatility Equity Yield Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is income and long-term growth of capital.

11                         Invesco Low Volatility Equity Yield Fund

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

12                         Invesco Low Volatility Equity Yield Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

13                         Invesco Low Volatility Equity Yield Fund

J.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
K.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.60%
Next $250 million	0.575%
Next $500 million	0.55%
Next $1.5 billion	0.525%
Next $2.5 billion	0.50%
Next $2.5 billion	0.475%
Next $2.5 billion	0.45%
Over $10 billion	0.425%

For the six months ended February 29, 2016, the effective advisory fees incurred by the Fund was 0.60%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 2.00% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 29, 2016, the Adviser waived advisory fees of $3,745.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

14                         Invesco Low Volatility Equity Yield Fund

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 29, 2016, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2016, IDI advised the Fund that IDI retained $6,842 in front-end sales commissions from the sale of Class A shares and $902, $312 and $1,052 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$271,670,723	$—	$—	$271,670,723
U.S. Treasury Securities	—	649,974	—	649,974
	271,670,723	649,974	—	272,320,697
Futures Contracts*	126,586	—	—	126,586
Total Investments	$271,797,309	$649,974	$—	$272,447,283

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 29, 2016:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Equity risk:
Futures contracts(a)	$126,586	$—

(a)	Includes cumulative appreciation of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

15                         Invesco Low Volatility Equity Yield Fund

Effect of Derivative Investments for the six months ended February 29, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures Contracts
Realized Gain (Loss):
Equity risk	$(227,315)
Change in Net Unrealized Appreciation:
Equity risk	314,577
Total	$87,262

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$6,026,044

Open Futures Contracts — Equity Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E–Mini S&P 500 Index	Long	81	March-2016	$7,814,475	$126,586

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,135.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2015, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2016	$9,977,947	$—	$9,977,947
August 31, 2018	21,115,609	—	21,115,609
	$31,093,556	$—	$31,093,556

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

16                         Invesco Low Volatility Equity Yield Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2016 was $120,565,839 and $141,822,550, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $649,146 and $0, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$18,354,595
Aggregate unrealized (depreciation) of investment securities	(27,892,942)
Net unrealized appreciation (depreciation) of investment securities	$(9,538,347)

Cost of investments for tax purposes is $281,859,044.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	278,963	$2,582,048	678,854	$7,278,910
Class B	10,500	95,570	7,577	80,772
Class C	57,038	523,277	190,688	2,019,877
Class R	2,862	26,421	7,169	74,689
Class Y	159,950	1,468,852	178,350	1,934,247
Investor Class	79,371	735,931	266,183	2,858,315
Class R5	55,325	517,075	218,919	2,360,543

Issued as reinvestment of dividends:
Class A	283,809	2,641,653	1,971,458	20,490,517
Class B	6,217	57,201	82,277	842,760
Class C	34,434	315,870	301,117	3,076,130
Class R	255	2,362	1,537	15,910
Class Y	7,637	71,331	46,413	484,365
Investor Class	88,476	826,483	605,330	6,310,713
Class R5	23,300	217,323	157,715	1,648,232

Automatic conversion of Class B shares to Class A shares:
Class A	146,955	1,369,198	377,824	3,982,977
Class B	(149,030)	(1,369,198)	(383,127)	(3,982,977)

Reacquired:
Class A	(1,699,194)	(15,762,502)	(3,254,893)	(33,951,304)
Class B	(53,151)	(490,257)	(172,118)	(1,817,296)
Class C	(376,498)	(3,396,740)	(719,971)	(7,461,110)
Class R	(2,455)	(22,965)	(8,142)	(86,782)
Class Y	(37,893)	(352,425)	(166,333)	(1,743,974)
Investor Class	(562,813)	(5,264,381)	(817,875)	(8,668,846)
Class R5	(128,057)	(1,161,843)	(286,382)	(3,076,269)
Net increase (decrease) in share activity	(1,773,999)	$(16,369,716)	(717,430)	$(7,329,601)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 17% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17                         Invesco Low Volatility Equity Yield Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/29/16	$9.40	$0.13	$(0.15)	$(0.02)	$(0.16)	$—	$(0.16)	$9.22	(0.27)%	$165,182	1.20	%(d)	1.20	%(d)	2.92	%(d)	45%
Year ended 08/31/15	11.75	0.26	(1.43)	(1.17)	(0.31)	(0.87)	(1.18)	9.40	(10.72)	177,739	1.15		1.15		2.49		101
Year ended 08/31/14	9.98	0.31	1.92	2.23	(0.29)	(0.17)	(0.46)	11.75	22.91	224,786	1.14		1.14		2.80		109
Year ended 08/31/13	8.66	0.12	1.31	1.43	(0.11)	—	(0.11)	9.98	16.71	199,636	1.18		1.18		1.31		107
Year ended 08/31/12	7.34	0.09	1.27	1.36	(0.04)	—	(0.04)	8.66	18.54	198,831	1.03		1.23		1.10		45
Year ended 08/31/11	6.29	0.07	1.06	1.13	(0.08)	—	(0.08)	7.34	18.00	204,311	1.00		1.22		0.90		125
Class B
Six months ended 02/29/16	9.26	0.10	(0.15)	(0.05)	(0.12)	—	(0.12)	9.09	(0.57)	3,467	1.95	(d)	1.95	(d)	2.17	(d)	45
Year ended 08/31/15	11.59	0.18	(1.42)	(1.24)	(0.22)	(0.87)	(1.09)	9.26	(11.42)	5,253	1.90		1.90		1.74		101
Year ended 08/31/14	9.84	0.22	1.90	2.12	(0.20)	(0.17)	(0.37)	11.59	22.08	11,962	1.89		1.89		2.05		109
Year ended 08/31/13	8.53	0.05	1.29	1.34	(0.03)	—	(0.03)	9.84	15.72	13,288	1.93		1.93		0.56		107
Year ended 08/31/12	7.26	0.03	1.26	1.29	(0.02)	—	(0.02)	8.53	17.75	16,913	1.78		1.98		0.35		45
Year ended 08/31/11	6.22	0.01	1.06	1.07	(0.03)	—	(0.03)	7.26	17.15	20,750	1.75		1.97		0.15		125
Class C
Six months ended 02/29/16	9.24	0.10	(0.16)	(0.06)	(0.12)	—	(0.12)	9.06	(0.69)	26,799	1.95	(d)	1.95	(d)	2.17	(d)	45
Year ended 08/31/15	11.56	0.18	(1.41)	(1.23)	(0.22)	(0.87)	(1.09)	9.24	(11.37)	29,959	1.90		1.90		1.74		101
Year ended 08/31/14	9.82	0.22	1.89	2.11	(0.20)	(0.17)	(0.37)	11.56	22.01	40,119	1.89		1.89		2.05		109
Year ended 08/31/13	8.51	0.05	1.29	1.34	(0.03)	—	(0.03)	9.82	15.75	37,335	1.93		1.93		0.56		107
Year ended 08/31/12	7.25	0.03	1.25	1.28	(0.02)	—	(0.02)	8.51	17.64	41,148	1.78		1.98		0.35		45
Year ended 08/31/11	6.22	0.01	1.05	1.06	(0.03)	—	(0.03)	7.25	16.99	48,592	1.75		1.97		0.15		125
Class R
Six months ended 02/29/16	9.35	0.12	(0.15)	(0.03)	(0.14)	—	(0.14)	9.18	(0.30)	173	1.45	(d)	1.45	(d)	2.67	(d)	45
Year ended 08/31/15	11.69	0.24	(1.43)	(1.19)	(0.28)	(0.87)	(1.15)	9.35	(10.93)	170	1.40		1.40		2.24		101
Year ended 08/31/14	9.93	0.28	1.91	2.19	(0.26)	(0.17)	(0.43)	11.69	22.60	206	1.39		1.39		2.55		109
Year ended 08/31/13	8.61	0.10	1.30	1.40	(0.08)	—	(0.08)	9.93	16.37	200	1.43		1.43		1.06		107
Year ended 08/31/12	7.31	0.07	1.26	1.33	(0.03)	—	(0.03)	8.61	18.24	1,059	1.28		1.48		0.85		45
Year ended 08/31/11	6.27	0.05	1.06	1.11	(0.07)	—	(0.07)	7.31	17.68	1,300	1.25		1.47		0.65		125
Class Y
Six months ended 02/29/16	9.45	0.15	(0.17)	(0.02)	(0.17)	—	(0.17)	9.26	(0.24)	5,968	0.95	(d)	0.95	(d)	3.17	(d)	45
Year ended 08/31/15	11.80	0.29	(1.43)	(1.14)	(0.34)	(0.87)	(1.21)	9.45	(10.43)	4,861	0.90		0.90		2.74		101
Year ended 08/31/14	10.02	0.33	1.94	2.27	(0.32)	(0.17)	(0.49)	11.80	23.24	5,383	0.89		0.89		3.05		109
Year ended 08/31/13	8.71	0.15	1.30	1.45	(0.14)	—	(0.14)	10.02	16.90	4,189	0.93		0.93		1.56		107
Year ended 08/31/12	7.37	0.11	1.27	1.38	(0.04)	—	(0.04)	8.71	18.89	4,269	0.78		0.98		1.35		45
Year ended 08/31/11	6.32	0.09	1.06	1.15	(0.10)	—	(0.10)	7.37	18.24	3,846	0.75		0.97		1.15		125
Investor Class
Six months ended 02/29/16	9.43	0.14	(0.16)	(0.02)	(0.16)	—	(0.16)	9.25	(0.27)	48,203	1.20	(d)	1.20	(d)	2.92	(d)	45
Year ended 08/31/15	11.78	0.27	(1.44)	(1.17)	(0.31)	(0.87)	(1.18)	9.43	(10.68)	52,880	1.15		1.15		2.49		101
Year ended 08/31/14	10.01	0.31	1.92	2.23	(0.29)	(0.17)	(0.46)	11.78	22.85	65,428	1.14		1.14		2.80		109
Year ended 08/31/13	8.69	0.12	1.31	1.43	(0.11)	—	(0.11)	10.01	16.65	64,369	1.18		1.18		1.31		107
Year ended 08/31/12	7.36	0.09	1.28	1.37	(0.04)	—	(0.04)	8.69	18.63	63,296	1.03		1.23		1.10		45
Year ended 08/31/11	6.32	0.07	1.05	1.12	(0.08)	—	(0.08)	7.36	17.76	63,890	1.00		1.22		0.90		125
Class R5
Six months ended 02/29/16	9.46	0.16	(0.16)	0.00	(0.18)	—	(0.18)	9.28	(0.05)	13,153	0.78	(d)	0.78	(d)	3.34	(d)	45
Year ended 08/31/15	11.82	0.31	(1.44)	(1.13)	(0.36)	(0.87)	(1.23)	9.46	(10.35)	13,881	0.75		0.75		2.89		101
Year ended 08/31/14	10.03	0.35	1.94	2.29	(0.33)	(0.17)	(0.50)	11.82	23.48	16,272	0.75		0.75		3.19		109
Year ended 08/31/13	8.71	0.16	1.31	1.47	(0.15)	—	(0.15)	10.03	17.12	13,000	0.76		0.76		1.73		107
Year ended 08/31/12	7.37	0.11	1.28	1.39	(0.05)	—	(0.05)	8.71	18.90	11,397	0.76		0.77		1.37		45
Year ended 08/31/11	6.32	0.09	1.06	1.15	(0.10)	—	(0.10)	7.37	18.24	11,645	0.74		0.77		1.18		125

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended August 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $286,080,448 and sold of $155,521,831 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Select Equity Fund and Invesco Van Kampen Equity Premium Income Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $171,356, $4,370, $28,599, $168, $5,130, $50,396 and $13,650 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares, respectively.

18                         Invesco Low Volatility Equity Yield Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2015 through February 29, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/29/16)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/16)	Expenses Paid During Period[2]
A	$1,000.00	$997.30	$5.96	$1,018.90	$6.02	1.20%
B	1,000.00	994.30	9.67	1,015.17	9.77	1.95
C	1,000.00	993.10	9.66	1,015.17	9.77	1.95
R	1,000.00	997.00	7.20	1,017.65	7.27	1.45
Y	1,000.00	997.60	4.72	1,020.14	4.77	0.95
Investor	1,000.00	997.30	5.96	1,018.90	6.02	1.20
R5	1,000.00	999.50	3.88	1,020.98	3.92	0.78

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2015 through February 29, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

19                         Invesco Low Volatility Equity Yield Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                     LVEY-SAR-1         Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 29, 2016
Invesco Growth and Income Fund
Nasdaq:
A: ACGIX ¡ B: ACGJX ¡ C: ACGKX ¡ R: ACGLX ¡ Y: ACGMX ¡ R5: ACGQX ¡ R6: GIFFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
18	Financial Highlights
19	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/15 to 2/29/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-7.79%
Class B Shares	-7.77
Class C Shares	-8.12
Class R Shares	-7.86
Class Y Shares	-7.66
Class R5 Shares	-7.59
Class R6 Shares	-7.55
S&P 500 Index▼ (Broad Market Index)	-0.92
Russell 1000 Value Index▼ (Style-Specific Index)	-2.87
Lipper Large-Cap Value Funds Index¡ (Peer Group Index)	-3.84

Source(s): ▼FactSet Research Systems Inc.; ¡Lipper, Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                      Invesco Growth and Income Fund

Average Annual Total Returns
As of 2/29/16, including maximum applicable sales charges

Class A Shares
Inception (8/1/46)	9.19%
10 Years	4.39
5 Years	5.42
1 Year	-16.66

Class B Shares
Inception (8/2/93)	8.77%
10 Years	4.98
5 Years	6.32
1 Year	-15.83

Class C Shares
Inception (8/2/93)	8.26%
10 Years	4.21
5 Years	5.83
1 Year	-13.23

Class R Shares
Inception (10/1/02)	7.65%
10 Years	4.72
5 Years	6.36
1 Year	-11.97

Class Y Shares
Inception (10/19/04)	6.67%
10 Years	5.24
5 Years	6.88
1 Year	-11.56

Class R5 Shares
10 Years	5.21%
5 Years	7.01
1 Year	-11.44

Class R6 Shares
10 Years	5.14%
5 Years	6.94
1 Year	-11.39

Average Annual Total Returns
As of 12/31/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (8/1/46)	9.35%
10 Years	5.51
5 Years	8.64
1 Year	-8.46

Class B Shares
Inception (8/2/93)	9.25%
10 Years	6.09
5 Years	9.62
1 Year	-7.58

Class C Shares
Inception (8/2/93)	8.74%
10 Years	5.33
5 Years	9.07
1 Year	-4.77

Class R Shares
Inception (10/1/02)	8.45%
10 Years	5.84
5 Years	9.61
1 Year	-3.39

Class Y Shares
Inception (10/19/04)	7.59%
10 Years	6.37
5 Years	10.15
1 Year	-2.90

Class R5 Shares
10 Years	6.33%
5 Years	10.28
1 Year	-2.79

Class R6 Shares
10 Years	6.26%
5 Years	10.20
1 Year	-2.69

Effective June 1, 2010, Class A, Class B, Class C, Class R and Class I shares of the predecessor fund, Van Kampen Growth and Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class R and Class Y shares, respectively, of Invesco Van Kampen Growth and Income Fund (renamed Invesco Growth and Income Fund). Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Growth and Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.84%, 0.84%, 1.59%, 1.09%, 0.59%, 0.48%, and 0.38%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Growth and Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    On our website, invesco.com/us, you can access timely information about your Fund, as well as access your account. Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                      Invesco Growth and Income Fund

Schedule of Investments(a)

February 29, 2016

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.98%
Aerospace & Defense–1.33%
General Dynamics Corp.	696,714	$94,941,217

Agricultural Products–1.08%
Archer-Daniels-Midland Co.	2,198,201	76,849,107

Application Software–0.93%
Citrix Systems, Inc.(b)	941,841	66,541,067

Asset Management & Custody Banks–2.28%
Northern Trust Corp.	1,216,186	72,217,124
State Street Corp.	1,655,142	90,668,679
		162,885,803

Automobile Manufacturers–0.82%
General Motors Co.	1,984,676	58,428,861

Biotechnology–0.95%
Amgen Inc.	478,709	68,110,717

Broadcasting–0.29%
CBS Corp.–Class B	430,956	20,849,651

Cable & Satellite–2.59%
Comcast Corp.–Class A	1,863,384	107,573,158
Time Warner Cable Inc.	406,837	77,648,910
		185,222,068

Communications Equipment–4.45%
Cisco Systems, Inc.	4,484,441	117,402,665
Juniper Networks, Inc.	3,854,097	95,196,196
QUALCOMM, Inc.	2,066,286	104,946,666
		317,545,527

Construction Machinery & Heavy Trucks–0.84%
Caterpillar Inc.	889,045	60,188,347

Data Processing & Outsourced Services–1.24%
PayPal Holdings, Inc.(b)	2,332,946	88,978,560

Diversified Banks–11.60%
Bank of America Corp.	14,229,172	178,149,233
Citigroup Inc.	7,093,327	275,575,754
Comerica Inc.	1,797,231	60,710,463
JPMorgan Chase & Co.	5,577,059	313,988,422
		828,423,872

Electric Utilities–0.85%
FirstEnergy Corp.	1,806,523	60,464,325

Fertilizers & Agricultural Chemicals–0.66%
Mosaic Co. (The)	1,768,882	47,140,705

Food Distributors–0.97%
Sysco Corp.	1,566,490	69,129,204

	Shares	Value
General Merchandise Stores–2.09%
Target Corp.	1,900,560	$149,098,932

Health Care Equipment–2.59%
Baxter International Inc.	1,962,657	77,544,578
Medtronic PLC	1,392,361	107,754,818
		185,299,396

Health Care Services–0.73%
Express Scripts Holding Co.(b)	746,282	52,523,327

Hotels, Resorts & Cruise Lines–2.07%
Carnival Corp.	3,087,225	148,063,311

Household Products–1.45%
Procter & Gamble Co. (The)	1,287,057	103,337,807

Hypermarkets & Super Centers–0.45%
Wal-Mart Stores, Inc.	483,323	32,063,648

Industrial Conglomerates–3.01%
General Electric Co.	7,375,796	214,930,695

Industrial Machinery–0.87%
Ingersoll-Rand PLC	1,115,423	61,972,902

Insurance Brokers–3.31%
Aon PLC	868,198	82,730,587
Marsh & McLennan Cos., Inc.	1,537,576	87,718,711
Willis Towers Watson PLC	582,571	66,016,946
		236,466,244

Integrated Oil & Gas–5.42%
Exxon Mobil Corp.	883,167	70,785,835
Occidental Petroleum Corp.	1,222,052	84,101,619
Royal Dutch Shell PLC–Class A (United Kingdom)	6,280,820	142,943,025
TOTAL S.A. (France)	1,993,418	89,305,805
		387,136,284

Integrated Telecommunication Services–1.84%
Koninklijke KPN N.V. (Netherlands)	5,703,800	20,989,871
Orange S.A. (France)	1,272,235	21,955,470
Telecom Italia S.p.A. (Italy)(b)	11,885,627	11,570,466
Telefónica, S.A. (Spain)	960,589	9,546,689
Verizon Communications Inc.	1,327,895	67,364,113
		131,426,609

Internet Software & Services–1.03%
eBay Inc.(b)	3,079,566	73,293,671

Investment Banking & Brokerage–3.94%
Charles Schwab Corp. (The)	2,601,396	65,164,970
Goldman Sachs Group, Inc. (The)	477,657	71,424,051
Morgan Stanley	5,874,029	145,088,516
		281,677,537

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Growth and Income Fund

	Shares	Value
Managed Health Care–1.63%
Anthem, Inc.	427,147	$55,823,841
UnitedHealth Group Inc.	509,179	60,643,219
		116,467,060

Movies & Entertainment–0.79%
Time Warner Inc.	848,823	56,192,083

Multi-Utilities–0.95%
PG&E Corp.	1,199,658	68,056,598

Oil & Gas Equipment & Services–1.93%
Baker Hughes Inc.	1,861,294	79,793,674
Weatherford International PLC(b)	9,049,124	57,914,393
		137,708,067

Oil & Gas Exploration & Production–3.78%
Apache Corp.	2,846,645	108,969,571
California Resources Corp.	114,870	64,568
Canadian Natural Resources Ltd. (Canada)	4,438,591	92,784,384
Devon Energy Corp.	3,473,637	68,361,176
		270,179,699

Other Diversified Financial Services–1.09%
Voya Financial, Inc.	2,643,649	77,617,535

Packaged Foods & Meats–1.33%
Mondelez International, Inc.–Class A	2,353,517	95,388,044

Pharmaceuticals–7.37%
Eli Lilly and Co.	1,068,523	76,933,656
Merck & Co., Inc.	2,597,564	130,423,688
Novartis AG (Switzerland)	1,019,254	72,744,379
Pfizer Inc.	3,438,942	102,033,409
Sanofi (France)	855,993	67,725,979
Teva Pharmaceutical Industries Ltd.–ADR (Israel)	1,375,562	76,481,247
		526,342,358

Publishing–0.72%
Thomson Reuters Corp.	1,408,332	51,602,925

Railroads–0.89%
CSX Corp.	2,634,565	63,598,399

Regional Banks–5.81%
BB&T Corp.	1,796,000	57,759,360
Citizens Financial Group Inc.	5,802,650	111,584,960

	Shares	Value
Regional Banks–(continued)
Fifth Third Bancorp	4,351,446	$66,403,066
First Horizon National Corp.	4,283,572	51,488,535
PNC Financial Services Group, Inc. (The)	1,574,081	127,988,526
		415,224,447

Security & Alarm Services–1.35%
Tyco International PLC	2,732,600	96,132,868

Semiconductor Equipment–1.17%
Applied Materials, Inc.	4,413,465	83,282,085

Semiconductors–1.24%
Intel Corp.	3,000,262	88,777,753

Specialized Finance–0.74%
CME Group Inc.–Class A	575,343	52,609,364

Systems Software–3.02%
Microsoft Corp.	2,047,550	104,179,344
Oracle Corp.	3,029,479	111,424,238
		215,603,582

Technology Hardware, Storage & Peripherals–0.93%
NetApp, Inc.	2,669,013	66,298,283

Tobacco–1.61%
Philip Morris International Inc.	1,260,138	114,710,362

Wireless Telecommunication Services–0.95%
Vodafone Group PLC–ADR (United Kingdom)	2,222,298	67,557,859
Total Common Stocks & Other Equity Interests (Cost $6,020,835,122)		6,926,338,765

Money Market Funds–2.04%
Liquid Assets Portfolio–Institutional Class, 0.42%(c)	72,759,645	72,759,645
Premier Portfolio–Institutional Class, 0.38%(c)	72,759,646	72,759,646
Total Money Market Funds (Cost $145,519,291)		145,519,291
TOTAL INVESTMENTS–99.02% (Cost $6,166,354,413)		7,071,858,056
OTHER ASSETS LESS LIABILITIES–0.98%		70,045,856
NET ASSETS–100.00%		$7,141,903,912

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 29, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Growth and Income Fund

Portfolio Composition

By sector, based on Net Assets

as of February 29, 2016

Financials	28.8%
Information Technology	14.0
Health Care	13.3
Energy	11.1
Consumer Discretionary	9.4
Industrials	8.3
Consumer Staples	6.9
Telecommunication Services	2.8
Utilities	1.8
Materials	0.6
Money Market Funds Plus Other Assets Less Liabilities	3.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Growth and Income Fund

Statement of Assets and Liabilities

February 29, 2016

(Unaudited)

Assets:
Investments, at value (Cost $6,020,835,122)	$6,926,338,765
Investments in affiliated money market funds, at value and cost	145,519,291
Total investments, at value (Cost $6,166,354,413)	7,071,858,056
Foreign currencies, at value (Cost $1,810,898)	1,808,257
Receivable for:
Investments sold	45,315,751
Fund shares sold	19,591,918
Dividends	19,692,142
Investment for trustee deferred compensation and retirement plans	562,166
Unrealized appreciation on forward foreign currency contracts outstanding	15,318,654
Other assets	84,039
Total assets	7,174,230,983

Liabilities:
Payable for:
Fund shares reacquired	23,988,293
Accrued fees to affiliates	4,773,995
Accrued trustees’ and officers’ fees and benefits	16,001
Accrued other operating expenses	283,849
Trustee deferred compensation and retirement plans	682,657
Unrealized depreciation on forward foreign currency contracts outstanding	2,582,276
Total liabilities	32,327,071
Net assets applicable to shares outstanding	$7,141,903,912

Net assets consist of:
Shares of beneficial interest	$6,107,429,386
Undistributed net investment income	30,482,441
Undistributed net realized gain	85,991,759
Net unrealized appreciation	918,000,326
$7,141,903,912

Net Assets:
Class A	$3,802,004,785
Class B	$37,643,882
Class C	$273,600,496
Class R	$115,606,105
Class Y	$1,613,507,478
Class R5	$724,674,336
Class R6	$574,866,830

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	175,817,018
Class B	1,755,532
Class C	12,796,629
Class R	5,343,280
Class Y	74,547,550
Class R5	33,446,315
Class R6	26,526,533
Class A:
Net asset value per share	$21.62
Maximum offering price per share
(Net asset value of $21.62 ÷ 94.50%)	$22.88
Class B:
Net asset value and offering price per share	$21.44
Class C:
Net asset value and offering price per share	$21.38
Class R:
Net asset value and offering price per share	$21.64
Class Y:
Net asset value and offering price per share	$21.64
Class R5:
Net asset value and offering price per share	$21.67
Class R6:
Net asset value and offering price per share	$21.67

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Growth and Income Fund

Statement of Operations

For the six months ended February 29, 2016

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $2,339,490)	$94,399,922
Dividends from affiliated money market funds	214,530
Total investment income	94,614,452

Expenses:
Advisory fees	13,945,491
Administrative services fees	356,623
Custodian fees	134,177
Distribution fees:
Class A	5,251,281
Class B	56,609
Class C	1,467,946
Class R	326,074
Transfer agent fees — A, B, C, R and Y	6,602,240
Transfer agent fees — R5	362,644
Transfer agent fees — R6	9,215
Trustees’ and officers’ fees and benefits	108,114
Other	440,101
Total expenses	29,060,515
Less: Fees waived and expense offset arrangement(s)	(159,658)
Net expenses	28,900,857
Net investment income	65,713,595

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	147,041,360
Foreign currencies	(192,949)
Forward foreign currency contracts	22,242,898
169,091,309
Change in net unrealized appreciation (depreciation) of:
Investment securities	(857,523,050)
Foreign currencies	(165,793)
Forward foreign currency contracts	6,331,859
(851,356,984)
Net realized and unrealized gain (loss)	(682,265,675)
Net increase (decrease) in net assets resulting from operations	$(616,552,080)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Growth and Income Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	February 29, 2016	August 31, 2015
Operations:
Net investment income	$65,713,595	$128,816,413
Net realized gain	169,091,309	711,943,080
Change in net unrealized appreciation (depreciation)	(851,356,984)	(1,039,891,789)
Net increase (decrease) in net assets resulting from operations	(616,552,080)	(199,132,296)

Distributions to shareholders from net investment income:
Class A	(44,348,140)	(95,852,748)
Class B	(482,001)	(1,361,186)
Class C	(1,943,179)	(3,750,293)
Class R	(1,202,458)	(2,785,361)
Class Y	(21,079,028)	(46,673,590)
Class R5	(8,859,154)	(18,554,045)
Class R6	(8,731,041)	(16,315,170)
Total distributions from net investment income	(86,645,001)	(185,292,393)

Distributions to shareholders from net realized gains:
Class A	(293,157,140)	(452,856,740)
Class B	(3,128,396)	(6,596,296)
Class C	(20,896,404)	(29,434,651)
Class R	(9,082,838)	(15,312,972)
Class Y	(123,300,010)	(194,870,035)
Class R5	(50,003,257)	(71,525,594)
Class R6	(46,577,661)	(60,590,022)
Total distributions from net realized gains	(546,145,706)	(831,186,310)

Share transactions–net:
Class A	15,654,518	(190,458,025)
Class B	(6,250,655)	(22,934,232)
Class C	11,537,296	18,566,173
Class R	(3,060,472)	(20,329,574)
Class Y	7,787,064	(21,583,356)
Class R5	103,860,101	(30,967,417)
Class R6	(34,305,811)	163,697,019
Net increase (decrease) in net assets resulting from share transactions	95,222,041	(104,009,412)
Net increase (decrease) in net assets	(1,154,120,746)	(1,319,620,411)

Net assets:
Beginning of period	8,296,024,658	9,615,645,069
End of period (includes undistributed net investment income of $30,482,441 and $51,413,847, respectively)	$7,141,903,912	$8,296,024,658

Notes to Financial Statements

February 29, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Growth and Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

10                         Invesco Growth and Income Fund

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and

11                         Invesco Growth and Income Fund

unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

12                         Invesco Growth and Income Fund

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $150 million	0.50%
Next $100 million	0.45%
Next $100 million	0.40%
Over $350 million	0.35%

For the six months ended February 29, 2016, the effective advisory fees incurred by the Fund was 0.35%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 29, 2016, the Adviser waived advisory fees of $155,325.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class B, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended February 29, 2016, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2016, IDI advised the Fund that IDI retained $229,903 in front-end sales commissions from the sale of Class A shares and $5,429, $1,672 and $8,102 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

13                         Invesco Growth and Income Fund

For the six months ended February 29, 2016, the Fund incurred $27,926 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$6,635,076,372	$436,781,684	$—	$7,071,858,056
Forward Foreign Currency Contracts*	—	12,736,378	—	12,736,378
Total Investments	$6,635,076,372	$449,518,062	$—	$7,084,594,434

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 29, 2016:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts(a)	$15,318,654	$(2,582,276)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the captions Unrealized appreciation on forward foreign currency contracts outstanding and Unrealized depreciation on forward foreign currency contracts outstanding.

Effect of Derivative Investments for the six months ended February 29, 2016

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Forward Foreign Currency Contracts
Realized Gain:
Currency risk	$22,242,898
Change in Net Unrealized Appreciation:
Currency risk	6,331,859
Total	$28,574,757

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$834,234,475

14                         Invesco Growth and Income Fund

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Notional Value	Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
03/11/16	Bank of New York Mellon (The)	CAD	71,042,058	USD	51,411,204	$52,513,100	$(1,101,896)
03/11/16	State Street Bank & Trust Co.	CAD	82,456,754	USD	59,671,838	60,950,652	(1,278,814)
03/11/16	State Street Bank & Trust Co.	USD	2,488,730	CAD	3,403,990	2,516,172	27,442
03/11/16	Bank of New York Mellon (The)	CHF	38,966,338	USD	40,164,857	39,048,234	1,116,623
03/11/16	State Street Bank & Trust Co.	CHF	30,436,935	USD	31,383,137	30,500,905	882,232
03/11/16	State Street Bank & Trust Co.	USD	14,802,738	CHF	14,655,471	14,686,272	(116,466)
03/11/16	Bank of New York Mellon (The)	EUR	51,535,269	USD	85,803,079	82,467,337	3,335,742
03/11/16	State Street Bank & Trust Co.	EUR	56,372,012	USD	81,536,739	78,352,671	3,184,068
03/11/16	State Street Bank & Trust Co.	USD	3,853,146	EUR	3,494,124	3,802,081	(51,065)
03/11/16	Bank of New York Mellon (The)	GBP	51,535,269	USD	74,681,562	71,732,671	2,948,891
03/11/16	State Street Bank & Trust Co.	GBP	56,372,012	USD	81,679,663	78,465,002	3,214,661
03/11/16	State Street Bank & Trust Co.	USD	2,493,162	GBP	1,766,724	2,459,127	(34,035)
03/11/16	Bank of New York Mellon (The)	ILK	154,673,542	USD	40,001,433	39,651,105	350,328
03/11/16	State Street Bank & Trust Co.	ILK	120,051,121	USD	31,034,193	30,775,526	258,667
Total Forward Foreign Currency Contracts — Currency Risk							$12,736,378

Currency Abbreviations:

CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
ILK	– Israeli Shekel
USD	– U.S. Dollar

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on the Fund’s financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of February 29, 2016.

Counterparty	Gross amounts of Recognized Assets	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount
		Financial Instruments	Collateral Received
			Non-Cash	Cash
Bank of New York Mellon (The)	$7,751,584	$(1,101,896)	$—	$—	$6,649,688
State Street Bank & Trust Co.	7,567,070	(1,480,380)	—	—	6,086,690
Total	$15,318,654	$(2,582,276)	$—	$—	$12,736,378

Counterparty	Gross amounts of Recognized Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount
		Financial Instruments	Collateral Pledged
			Non-Cash	Cash
Bank of New York Mellon (The)	$1,101,896	$(1,101,896)	$—	$—	$—
State Street Bank & Trust Co.	1,480,380	(1,480,380)	—	—	—
Total	$2,582,276	$(2,582,276)	$—	$—	$—

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,333.

15                         Invesco Growth and Income Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2015.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2016 was $778,159,412 and $1,301,621,554, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,434,113,242
Aggregate unrealized (depreciation) of investment securities	(538,700,681)
Net unrealized appreciation of investment securities	$895,412,561

Cost of investments for tax purposes is $6,176,445,495.

16                         Invesco Growth and Income Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	7,936,665	$189,548,616	17,888,584	$485,903,239
Class B	5,718	135,342	24,494	667,225
Class C	564,543	13,468,265	1,253,277	33,557,232
Class R	537,840	12,880,746	1,075,763	29,268,433
Class Y	5,334,139	126,731,241	18,424,623	503,537,339
Class R5	5,777,748	136,972,217	8,520,759	231,266,680
Class R6	4,233,336	100,801,724	10,683,508	288,569,077

Issued as reinvestment of dividends:
Class A	13,765,069	320,494,776	20,187,250	521,859,531
Class B	149,182	3,444,689	295,592	7,581,858
Class C	908,786	20,907,785	1,183,905	30,214,201
Class R	441,461	10,281,567	699,242	18,074,952
Class Y	5,926,894	138,153,705	8,962,519	232,043,868
Class R5	2,522,708	58,861,975	3,472,896	90,078,761
Class R6	2,305,401	53,814,411	2,877,870	74,651,350

Automatic conversion of Class B shares to Class A shares:
Class A	299,964	7,127,448	815,263	22,186,231
Class B	(302,421)	(7,127,448)	(821,538)	(22,186,231)

Reacquired:
Class A	(21,133,772)	(501,516,322)	(44,887,223)	(1,220,407,026)
Class B	(115,069)	(2,703,238)	(332,033)	(8,997,084)
Class C	(976,544)	(22,838,754)	(1,680,802)	(45,205,260)
Class R	(1,101,209)	(26,222,785)	(2,495,100)	(67,672,959)
Class Y	(10,819,896)	(257,097,882)	(27,829,736)	(757,164,563)
Class R5	(3,839,578)	(91,974,091)	(12,993,861)	(352,312,858)
Class R6	(8,259,425)	(188,921,946)	(7,359,673)	(199,523,408)
Net increase (decrease) in share activity	4,161,540	$95,222,041	(2,034,421)	$(104,009,412)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17                         Invesco Growth and Income Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/29/16	$25.44	$0.19		$(2.04)	$(1.85)	$(0.25)	$(1.72)	$(1.97)	$21.62	(7.79)%		$3,802,005	0.84	%(d)	0.84	%(d)	1.57	%(d)	10%
Year ended 08/31/15	29.30	0.35		(1.09)	(0.74)	(0.54)	(2.58)	(3.12)	25.44	(2.61)		4,450,596	0.84		0.84		1.29		23
Year ended 08/31/14	24.92	0.55	(e)	4.78	5.33	(0.33)	(0.62)	(0.95)	29.30	21.84		5,302,375	0.83		0.84		2.03	(e)	31
Year ended 08/31/13	20.48	0.31		4.47	4.78	(0.34)	—	(0.34)	24.92	23.57		4,766,860	0.81		0.82		1.37		29
Year ended 08/31/12	18.01	0.32		2.42	2.74	(0.27)	—	(0.27)	20.48	15.33		4,266,135	0.83		0.84		1.66		25
Year ended 08/31/11	16.06	0.24		1.91	2.15	(0.20)	—	(0.20)	18.01	13.37		4,149,537	0.83		0.84		1.23		23
Class B
Six months ended 02/29/16	25.24	0.19		(2.02)	(1.83)	(0.25)	(1.72)	(1.97)	21.44	(7.77	)(f)	37,644	0.84	(d)(f)	0.84	(d)(f)	1.57	(d)(f)	10
Year ended 08/31/15	29.10	0.35		(1.09)	(0.74)	(0.54)	(2.58)	(3.12)	25.24	(2.65	)(f)	50,939	0.84	(f)	0.84	(f)	1.29	(f)	23
Year ended 08/31/14	24.75	0.54	(e)	4.75	5.29	(0.32)	(0.62)	(0.94)	29.10	21.86	(f)	82,970	0.83	(f)	0.84	(f)	2.03	(e)(f)	31
Year ended 08/31/13	20.34	0.31		4.44	4.75	(0.34)	—	(0.34)	24.75	23.57	(f)	101,723	0.81	(f)	0.82	(f)	1.37	(f)	29
Year ended 08/31/12	17.88	0.31		2.41	2.72	(0.26)	—	(0.26)	20.34	15.37	(f)	124,930	0.81	(f)	0.82	(f)	1.68	(f)	25
Year ended 08/31/11	15.93	0.23		1.90	2.13	(0.18)	—	(0.18)	17.88	13.36	(f)	173,129	0.83	(f)	0.84	(f)	1.23	(f)	23
Class C
Six months ended 02/29/16	25.17	0.10		(2.01)	(1.91)	(0.16)	(1.72)	(1.88)	21.38	(8.12	)(g)	273,600	1.57	(d)(g)	1.57	(d)(g)	0.84	(d)(g)	10
Year ended 08/31/15	29.01	0.15		(1.08)	(0.93)	(0.33)	(2.58)	(2.91)	25.17	(3.33)		309,526	1.59		1.59		0.54		23
Year ended 08/31/14	24.68	0.34	(e)	4.73	5.07	(0.12)	(0.62)	(0.74)	29.01	20.94		334,902	1.58		1.59		1.28	(e)	31
Year ended 08/31/13	20.29	0.14		4.42	4.56	(0.17)	—	(0.17)	24.68	22.63		289,458	1.56		1.57		0.62		29
Year ended 08/31/12	17.84	0.18		2.40	2.58	(0.13)	—	(0.13)	20.29	14.53	(g)	254,679	1.55	(g)	1.56	(g)	0.94	(g)	25
Year ended 08/31/11	15.91	0.09		1.90	1.99	(0.06)	—	(0.06)	17.84	12.52	(g)	258,606	1.57	(g)	1.58	(g)	0.49	(g)	23
Class R
Six months ended 02/29/16	25.45	0.16		(2.03)	(1.87)	(0.22)	(1.72)	(1.94)	21.64	(7.86)		115,606	1.09	(d)	1.09	(d)	1.32	(d)	10
Year ended 08/31/15	29.31	0.29		(1.10)	(0.81)	(0.47)	(2.58)	(3.05)	25.45	(2.86)		139,084	1.09		1.09		1.04		23
Year ended 08/31/14	24.93	0.48	(e)	4.78	5.26	(0.26)	(0.62)	(0.88)	29.31	21.53		181,301	1.08		1.09		1.78	(e)	31
Year ended 08/31/13	20.49	0.25		4.47	4.72	(0.28)	—	(0.28)	24.93	23.26		170,691	1.06		1.07		1.12		29
Year ended 08/31/12	18.02	0.27		2.42	2.69	(0.22)	—	(0.22)	20.49	15.03		147,659	1.08		1.09		1.41		25
Year ended 08/31/11	16.07	0.19		1.92	2.11	(0.16)	—	(0.16)	18.02	13.08		147,453	1.08		1.09		0.98		23
Class Y
Six months ended 02/29/16	25.46	0.22		(2.03)	(1.81)	(0.29)	(1.72)	(2.01)	21.64	(7.66)		1,613,507	0.59	(d)	0.59	(d)	1.82	(d)	10
Year ended 08/31/15	29.33	0.42		(1.10)	(0.68)	(0.61)	(2.58)	(3.19)	25.46	(2.39)		1,886,928	0.59		0.59		1.54		23
Year ended 08/31/14	24.94	0.62	(e)	4.78	5.40	(0.39)	(0.62)	(1.01)	29.33	22.17		2,186,472	0.58		0.59		2.28	(e)	31
Year ended 08/31/13	20.50	0.37		4.47	4.84	(0.40)	—	(0.40)	24.94	23.86		1,826,646	0.56		0.57		1.62		29
Year ended 08/31/12	18.03	0.36		2.42	2.78	(0.31)	—	(0.31)	20.50	15.60		1,504,586	0.58		0.59		1.91		25
Year ended 08/31/11	16.08	0.28		1.92	2.20	(0.25)	—	(0.25)	18.03	13.64		1,544,968	0.58		0.59		1.48		23
Class R5
Six months ended 02/29/16	25.49	0.23		(2.03)	(1.80)	(0.30)	(1.72)	(2.02)	21.67	(7.59)		724,674	0.48	(d)	0.48	(d)	1.93	(d)	10
Year ended 08/31/15	29.36	0.45		(1.10)	(0.65)	(0.64)	(2.58)	(3.22)	25.49	(2.29)		738,797	0.48		0.48		1.65		23
Year ended 08/31/14	24.97	0.65	(e)	4.78	5.43	(0.42)	(0.62)	(1.04)	29.36	22.27		880,275	0.47		0.48		2.39	(e)	31
Year ended 08/31/13	20.53	0.39		4.47	4.86	(0.42)	—	(0.42)	24.97	23.96		718,816	0.47		0.48		1.71		29
Year ended 08/31/12	18.05	0.39		2.43	2.82	(0.34)	—	(0.34)	20.53	15.80		697,346	0.46		0.47		2.03		25
Year ended 08/31/11	16.08	0.32		1.92	2.24	(0.27)	—	(0.27)	18.05	13.87		307,338	0.39		0.40		1.67		23
Class R6
Six months ended 02/29/16	25.49	0.25		(2.03)	(1.78)	(0.32)	(1.72)	(2.04)	21.67	(7.55)		574,867	0.38	(d)	0.38	(d)	2.03	(d)	10
Year ended 08/31/15	29.36	0.48		(1.10)	(0.62)	(0.67)	(2.58)	(3.25)	25.49	(2.19)		720,155	0.38		0.38		1.75		23
Year ended 08/31/14	24.97	0.68	(e)	4.78	5.46	(0.45)	(0.62)	(1.07)	29.36	22.38		647,350	0.38		0.39		2.48	(e)	31
Year ended 08/31/13(h)	21.23	0.43		3.66	4.09	(0.35)	—	(0.35)	24.97	19.45		335,549	0.38	(i)	0.38	(i)	1.80	(i)	29

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For year ended August 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $138,016,999 and sold of $13,000,923 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Fundamental Value Fund & Invesco Large Cap Relative Value Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4,227,490, $45,536, $298,452, $131,146, $1,793,319, $729,334 and $680,218 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.34 and 1.24%, $0.33 and 1.24%, $0.13 and 0.49%, $0.27 and 0.99%, $0.41 and 1.49%, $0.44 and 1.60% and $0.47 and 1.69% for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.25%, 0.25%, 0.23% and 0.25% for the six months ended February 29, 2016 and the years ended August 31, 2015, 2014, 2013, 2012 and 2011, respectively.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.99%, 0.97% and 0.99% for the six months ended February 29, 2016 and years ended August 31, 2012 and 2011, respectively.
(h)	Commencement date of September 24, 2012.
(i)	Annualized.

18                         Invesco Growth and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2015 through February 29, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/29/16)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/16)	Expenses Paid During Period[2]
A	$1,000.00	$922.10	$4.01	$1,020.69	$4.22	0.84%
B	1,000.00	922.30	4.01	1,020.69	4.22	0.84
C	1,000.00	918.80	7.49	1,017.06	7.87	1.57
R	1,000.00	921.40	5.21	1,019.44	5.47	1.09
Y	1,000.00	923.40	2.82	1,021.93	2.97	0.59
R5	1,000.00	924.10	2.30	1,022.48	2.41	0.48
R6	1,000.00	924.50	1.82	1,022.97	1.91	0.38

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2015 through February 29, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

19                         Invesco Growth and Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                     VK-GRI-SAR-1         Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 29, 2016
Invesco Pennsylvania Tax Free Income Fund
Nasdaq:
A: VKMPX ¡ B: VKPAX ¡ C: VKPCX ¡ Y: VKPYX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
10	Financial Statements
12	Notes to Financial Statements
18	Financial Highlights
19	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/15 to 2/29/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.04%
Class B Shares	2.99
Class C Shares	2.67
Class Y Shares	3.18
S&P Municipal Bond Index▼ (Broad Market Index)	3.56
S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index▼ (Style-Specific Index)	4.07
Lipper Pennsylvania Municipal Debt Funds Index¡ (Peer Group Index)	3.04

Source(s): ▼FactSet Research Systems Inc.; ¡Lipper, Inc.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index is a subset of the broad S&P Municipal Bond Index. This index of market value-weighted investment-grade US municipal bonds seeks to measure the performance of Pennsylvania-issued US municipals whose maturities are equal to or greater than five years.

    The Lipper Pennsylvania Municipal Debt Funds Index is an unmanaged index considered representative of funds that limit assets to those securities that are exempt from taxation in Pennsylvania.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                      Invesco Pennsylvania Tax Free Income Fund

Average Annual Total Returns
As of 2/29/16, including maximum applicable sales charges

Class A Shares
Inception (5/1/87)	5.66%
10 Years	3.38
5 Years	4.70
1 Year	-0.91

Class B Shares
Inception (5/3/93)	4.25%
10 Years	3.60
5 Years	5.40
1 Year	-1.49

Class C Shares
Inception (8/13/93)	3.64%
10 Years	3.06
5 Years	4.85
1 Year	1.76

Class Y Shares
10 Years	3.99%
5 Years	5.91
1 Year	3.83

Average Annual Total Returns
As of 12/31/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (5/1/87)	5.66%
10 Years	3.41
5 Years	4.55
1 Year	-1.19

Class B Shares
Inception (5/3/93)	4.24%
10 Years	3.61
5 Years	5.21
1 Year	-1.78

Class C Shares
Inception (8/13/93)	3.64%
10 Years	3.09
5 Years	4.67
1 Year	1.48

Class Y Shares
10 Years	4.01%
5 Years	5.72
1 Year	3.46

Effective June 1, 2010, Class A, Class B and Class C shares of the predecessor fund, Van Kampen Pennsylvania Tax Free Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B and Class C shares, respectively, of Invesco Van Kampen Pennsylvania Tax Free Income Fund (renamed Invesco Pennsylvania Tax Free Income Fund). Returns shown above for Class A, Class B and Class C shares are blended returns of the predecessor fund and Invesco Pennsylvania Tax Free Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class Y shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating

expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.04%, 1.04%, 1.79% and 0.79%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the seventh year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Pennsylvania Tax Free Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    On our website, invesco.com/us, you can access timely information about your Fund, as well as access your account. Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                      Invesco Pennsylvania Tax Free Income Fund

Schedule of Investments

February 29, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–103.25%
Pennsylvania–98.03%
Allegheny (County of) Higher Education Building Authority (Chatham University); Series 2012 A, University RB	5.00%	09/01/2035	$1,000	$1,080,550
Allegheny (County of) Higher Education Building Authority (Duquesne University);
Series 1998, Ref. University RB (INS–AMBAC)(a)	5.50%	03/01/2020	1,750	1,943,060
Series 2011 A, University RB	5.50%	03/01/2031	550	629,965
Allegheny (County of) Higher Education Building Authority (Robert Morris University); Series 2008 A, University RB	6.00%	10/15/2038	1,000	1,078,800
Allegheny (County of) Hospital Development Authority (Ohio Valley General Hospital); Series 2005 A, RB	5.00%	04/01/2025	1,510	1,510,393
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2009, RB	5.63%	08/15/2039	1,250	1,408,825
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.10%	09/01/2026	980	986,635
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.60%	07/01/2023	1,125	1,132,132
Allegheny (County of) Sanitary Authority; Series 2015, Ref. RB(b)	5.00%	12/01/2045	2,120	2,399,522
Allegheny (County of); Series 2008 C 61, Unlimited Tax GO Bonds (INS–AGC)(a)	5.00%	12/01/2033	500	547,585
Beaver (County of) Industrial Development Authority (FirstEnergy Generation Corp.); Series 2008 A, Ref. PCR	2.15%	03/01/2017	700	701,638
Beaver (County of) Industrial Development Authority; Series 2008 A, Ref. PCR(c)	2.70%	04/02/2018	230	230,835
Beaver (County of);
Series 2009, Unlimited Tax GO Notes(c)(d)	5.55%	11/15/2017	65	70,498
Series 2009, Unlimited Tax GO Notes (INS–AGM)(a)	5.55%	11/15/2031	1,325	1,422,162
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB(e)	6.13%	11/01/2034	430	436,983
Berks (County of) Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2040	1,000	1,102,990
Bethlehem (City of);
Series 2014, Gtd. Ref. Water RB	5.00%	11/15/2030	425	489,439
Series 2014, Gtd. Ref. Water RB	5.00%	11/15/2031	425	487,428
Bethlehem Area School District; Series 2010, Unlimited Tax GO Bonds (INS–AGM)(a)	5.25%	01/15/2026	1,000	1,137,390
Bucks (County of) Industrial Development Authority (Lutheran Community Telford Center); Series 2007, RB	5.75%	01/01/2037	2,000	2,016,520
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB	5.38%	12/01/2041	1,100	1,251,437
Centre (County of) Hospital Authority (Mt. Nittany Medical Center); Series 2011, RB	6.25%	11/15/2041	500	585,395
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center); Series 2006, Ref. First Mortgage RB	5.75%	12/01/2022	900	914,679
Chester (County of) Industrial Development Authority (Renaissance Academy Charter School); Series 2014, RB	5.00%	10/01/2044	1,000	1,067,120
Chester (County of) Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, Student Housing RB	5.00%	08/01/2045	750	787,298
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.00%	01/01/2040	870	928,742
Cumberland (County of) Municipal Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Dickinson College); Series 2009, RB	5.00%	11/01/2039	750	800,685
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries);
Series 2007, RB(c)(d)	5.00%	01/01/2017	1,000	1,036,880
Series 2015, Ref. RB	5.00%	01/01/2038	1,270	1,390,942
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	5.63%	07/01/2028	1,000	1,064,420
Dauphin (County of) General Authority (Pinnacle Health System); Series 2009 A, Health System RB	6.00%	06/01/2036	2,215	2,525,166
Delaware (County of) Authority (Cabrini College); Series 1999, College RB (INS–AGC)(a)	5.75%	07/01/2023	220	220,664
Delaware (County of) Authority (Neumann College); Series 2008, College RB(c)(d)	6.25%	10/01/2018	110	125,543
Delaware (County of) Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	215	247,772
Delaware (County of) Industrial Development Authority (Covanta); Series 2015, Ref. RB	5.00%	07/01/2043	425	430,508

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Delaware River Port Authority (Port District);
Series 2012, Ref. RB	5.00%	01/01/2025	$540	$616,702
Series 2012, Ref. RB	5.00%	01/01/2027	535	604,930
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2040	1,000	1,113,830
Delaware Valley Regional Financial Authority;
Series 2002, RB	5.75%	07/01/2017	1,160	1,236,305
Series 2002, RB	5.75%	07/01/2032	1,000	1,268,060
Doylestown (City of) Hospital Authority; Series 2013 A, RB (INS–AGM)(a)	5.00%	07/01/2024	1,000	1,167,020
East Hempfield (Township of) Industrial Development Authority (Student Services Inc. Student Housing);
Series 2013, RB	5.00%	07/01/2035	500	532,420
Series 2014, RB	5.00%	07/01/2039	250	262,945
East Hempfield (Township of) Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	210	245,381
Series 2016, Ref. RB	5.00%	12/01/2039	370	416,983
Emmaus (City of) General Authority (Pennsylvania Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)(g)	0.02%	03/01/2030	1,800	1,800,000
Erie (City of) Higher Education Building Authority (Mercyhurst College);
Series 2004 B, Ref. College RB	5.00%	03/15/2023	800	801,760
Series 2008, College RB	5.50%	03/15/2038	500	523,150
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)(g)	0.01%	06/01/2037	2,000	2,000,000
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/2042	1,000	1,099,110
Geisinger Authority (Geisinger Health System); Series 2011 A-1, Health System RB	5.13%	06/01/2041	500	554,360
Lancaster (County of) Hospital Authority (Brethren Village); Series 2008 A, RB	6.50%	07/01/2040	350	360,441
Lancaster (County of) Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. Health Center RB	5.00%	07/01/2045	425	442,842
Lancaster (County of) Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2035	210	240,280
Lehigh (County of) Authority; Series 2013 A, Water & Sewer RB	5.00%	12/01/2038	930	1,059,186
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	825	861,283
Lehigh (County of) General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	676	671,869
Series 2014 B, Conv. CAB RB(h)	7.50%	02/01/2044	172	45,300
Series 2014 C, RB(i)	0.00%	02/01/2044	516	5
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/2030	750	839,835
Lycoming (County of) Authority (Susquehanna Health System); Series 2009 A, Heath System RB	5.75%	07/01/2039	1,250	1,379,950
Monroe (County of) Hospital Authority (Pocono Medical Center); Series 2007, RB	5.13%	01/01/2037	1,500	1,541,685
Montgomery (County of) Higher Education & Health Authority (Abington Memorial Hospital Obligated Group); Series 2012, RB	5.00%	06/01/2031	1,400	1,571,710
Montgomery (County of) Higher Education & Health Authority (Holy Redeemer Health System); Series 2014, Ref. RB	5.00%	10/01/2027	390	437,596
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2009 A-1, RB	6.25%	11/15/2029	1,000	1,133,020
Series 2012, Ref. RB	5.00%	11/15/2028	900	989,820
Montgomery (County of) Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. Health System RB	5.25%	01/15/2045	850	935,034
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/2030	1,500	1,742,760
Montgomery (County of) Industrial Development Authority (Whitemarsh Community); Series 2008, Mortgage RB(c)(d)	7.00%	02/01/2018	500	560,785
Northampton (County of) General Purpose Authority (Lehigh University); Series 2009, Higher Education RB	5.50%	11/15/2033	1,000	1,121,700
Northampton (County of) General Purpose Authority (St. Luke’s Hospital);
Series 2008 A, Hospital RB	5.50%	08/15/2035	1,000	1,087,660
Series 2010 C, Hospital RB(c)	4.50%	08/15/2016	1,000	1,015,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2032	$920	$957,941
Pennsylvania (Commonwealth of); First Series 2014, Unlimited Tax GO Bonds(b)	5.00%	06/15/2034	3,000	3,456,600
Pennsylvania (State of) Economic Development Financing Agency (Forum Place); Series 2012, Governmental Lease RB	5.00%	03/01/2034	500	552,270
Pennsylvania (State of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. Exempt Facilities RB(e)	5.00%	11/01/2041	1,200	1,298,064
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB(e)(j)	5.50%	11/01/2044	635	660,787
Pennsylvania (State of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(e)	5.00%	06/30/2042	1,585	1,737,731
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Biosolids Facility); Series 2009, Sewage Sludge Disposal RB	6.25%	01/01/2032	1,000	1,106,260
Pennsylvania (State of) Economic Development Financing Authority (Shippingport); Series 2006 A, Exempt Facilities RB(c)	2.55%	12/03/2018	1,500	1,500,765
Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.);
Series 2004 A, Solid Waste Disposal RB(c)	1.50%	05/01/2018	1,500	1,510,800
Series 2005 A, Solid Waste Disposal RB(e)	5.10%	10/01/2027	1,300	1,318,291
Pennsylvania (State of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB	5.00%	11/01/2042	535	555,202
Pennsylvania (State of) Higher Educational Facilities Authority (Edinboro University Foundation);
Series 2008, RB	5.88%	07/01/2038	750	783,795
Series 2010, RB	6.00%	07/01/2043	500	539,520
Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	1,180	1,248,912
Pennsylvania (State of) Higher Educational Facilities Authority (Shippensburg University Student Services); Series 2012, RB	5.00%	10/01/2035	1,300	1,383,915
Pennsylvania (State of) Higher Educational Facilities Authority (St. Joseph’s University); Series 2010 A, RB	5.00%	11/01/2034	500	547,615
Pennsylvania (State of) Higher Educational Facilities Authority (Temple University); First Series 2012, RB	5.00%	04/01/2042	570	638,383
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.25%	09/01/2050	845	956,286
Pennsylvania (State of) Turnpike Commission;
Series 2008 B-1, Sub. RB	5.50%	06/01/2033	1,000	1,085,860
Series 2009 C, Sub. Conv. CAB RB (INS–AGM)(a)(h)	6.25%	06/01/2033	2,000	2,509,120
Series 2009 E, Sub. Conv. CAB RB(h)	6.38%	12/01/2038	1,435	1,672,779
Series 2010 A 1, Motor License Fund Special RB	5.00%	12/01/2038	500	557,160
Series 2010 A-2, Motor License Fund Special RB	5.50%	12/01/2034	1,000	1,157,120
Series 2010 B 2, RB	5.00%	12/01/2030	625	704,181
Series 2010 B 2, RB	5.13%	12/01/2035	500	561,125
Pennsylvania State University; Series 2015 A, RB	5.00%	09/01/2040	1,000	1,167,040
Philadelphia (City of) Authority for Industrial Development (The Children’s Hospital of Philadelphia); Series 2014 A, Hospital RB(b)	5.00%	07/01/2042	1,500	1,717,440
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Jefferson Health System); Series 2010 B, RB(c)(d)	5.00%	05/15/2020	1,500	1,746,975
Philadelphia (City of) Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB	6.13%	03/15/2043	585	635,948
Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	6.25%	04/01/2042	1,000	968,710
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/2033	875	1,027,609
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/2037	1,235	1,255,044
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/2035	700	775,334
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/2041	750	841,995

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School); Series 2013, RB(j)	6.50%	06/15/2033	$945	$1,008,627
Philadelphia (City of);
Ninth Series 2010, Gas Works RB	5.25%	08/01/2040	1,000	1,122,450
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS–AGC)(a)	5.50%	08/01/2024	1,000	1,146,230
Series 2010 C, Water & Wastewater RB (INS–AGM)(a)	5.00%	08/01/2035	1,250	1,408,075
Series 2011, Unlimited Tax GO Bonds	6.00%	08/01/2036	500	579,275
Philadelphia (State of) Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. City Agreement RB	5.00%	12/01/2031	840	974,971
Philadelphia (State of) Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	530	600,686
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS–BHAC)(a)	5.13%	09/01/2023	1,500	1,650,735
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS–AGM)(a)	5.00%	02/01/2031	1,000	1,135,880
Pittsburgh (City of) Water & Sewer Authority; Series 2013 A, Ref. First Lien RB	5.00%	09/01/2031	500	579,130
Southcentral (Region of) General Authority (Wellspan Health Obligated Group); Series 2014, Ref. RB(b)	5.00%	06/01/2044	3,180	3,582,429
State Public School Building Authority (Harrisburg School District);
Series 2009, RB(c)(d)	5.00%	05/15/2019	165	186,996
Series 2009, RB (INS–AGC)(a)	5.00%	11/15/2033	835	913,707
Susquehanna Area Regional Airport Authority; Series 2012 A, Airport System RB(e)	5.00%	01/01/2027	1,185	1,310,432
Union (County of) Hospital Authority (Evangelical Community Hospital); Series 2011, Ref. & Improvement RB	7.00%	08/01/2041	1,000	1,188,570
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB	5.25%	11/01/2030	500	568,595
Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB	5.45%	07/01/2035	1,355	1,373,536
Westmoreland (County of) Municipal Authority; Series 2013, RB	5.00%	08/15/2031	750	868,050
Wilkes-Barre (City of) Finance Authority (University of Scranton); Series 2010, RB	5.00%	11/01/2040	850	955,289
				126,762,358

Guam–3.64%
Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.75%	12/01/2034	1,250	1,390,437
Guam (Territory of) Power Authority;
Series 2010 A, RB	5.50%	10/01/2040	410	452,517
Series 2012 A, Ref. RB	5.00%	10/01/2034	520	567,128
Guam (Territory of) Waterworks Authority;
Series 2010, Water & Wastewater System RB	5.63%	07/01/2040	1,000	1,105,580
Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/2029	285	326,202
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/2042	785	860,925
				4,702,789

Virgin Islands–1.58%
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. Marine RB(e)	5.00%	09/01/2029	575	657,208
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note — Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	750	838,440
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	500	544,350
				2,039,998
TOTAL INVESTMENTS(k)–103.25% (Cost $124,199,216)				133,505,145
FLOATING RATE NOTE OBLIGATIONS–(5.05)%
Notes with interest and fee rates ranging from 0.54% to 0.65% at 02/29/2016 and contractual maturities of collateral ranging from 06/15/2034 to 12/01/2045 (See Note 1J)(l)				(6,530,000)
OTHER ASSETS LESS LIABILITIES–1.80%				2,330,583
NET ASSETS–100.00%				$129,305,728

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Pennsylvania Tax Free Income Fund

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
Conv.	– Convertible
GO	– General Obligation
Gtd.	– Guaranteed
INS	– Insurer
LOC	– Letter of Credit
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security subject to the alternative minimum tax.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Zero coupon bond issued at a discount.
(j)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2016 was $1,669,414, which represented 1.29% of the Fund’s Net Assets.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	6.6%

(l)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 29, 2016. At February 29, 2016, the Fund’s investments with a value of $11,155,991 are held by TOB Trusts and serve as collateral for the $6,530,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of February 29, 2016

Revenue Bonds	86.9%
GO Bonds	7.5
Prerefunded Bonds	2.8
Others	2.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Pennsylvania Tax Free Income Fund

Statement of Assets and Liabilities

February 29, 2016

(Unaudited)

Assets:
Investments, at value (Cost $124,199,216)	$133,505,145
Receivable for:
Investments sold	554,142
Fund shares sold	1,072,473
Interest	1,524,290
Investment for trustee deferred compensation and retirement plans	30,745
Other assets	20,855
Total assets	136,707,650

Liabilities:
Floating rate note obligations	6,530,000
Payable for:
Fund shares reacquired	33,112
Amount due custodian	596,913
Dividends	135,581
Accrued fees to affiliates	43,446
Accrued trustees’ and officers’ fees and benefits	2,599
Accrued other operating expenses	26,292
Trustee deferred compensation and retirement plans	33,979
Total liabilities	7,401,922
Net assets applicable to shares outstanding	$129,305,728

Net assets consist of:
Shares of beneficial interest	$129,880,558
Undistributed net investment income	503,893
Undistributed net realized gain (loss)	(10,384,652)
Net unrealized appreciation	9,305,929
$129,305,728

Net Assets:
Class A	$114,388,905
Class B	$1,198,000
Class C	$9,944,485
Class Y	$3,774,338

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	6,874,132
Class B	71,850
Class C	596,959
Class Y	226,606
Class A:
Net asset value per share	$16.64
Maximum offering price per share
(Net asset value of $16.64 ÷ 95.75%)	$17.38
Class B:
Net asset value and offering price per share	$16.67
Class C:
Net asset value and offering price per share	$16.66
Class Y:
Net asset value and offering price per share	$16.66

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Pennsylvania Tax Free Income Fund

Statement of Operations

For the six months ended February 29, 2016

(Unaudited)

Investment income:
Interest	$2,892,329

Expenses:
Advisory fees	315,405
Administrative services fees	24,863
Custodian fees	1,625
Distribution fees:
Class A	139,676
Class B	1,520
Class C	47,625
Interest, facilities and maintenance fees	25,975
Transfer agent fees	51,715
Trustees’ and officers’ fees and benefits	10,366
Professional services fees	35,590
Other	56,237
Total expenses	710,597
Net investment income	2,181,732

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(33,487)
Change in net unrealized appreciation of investment securities	1,613,040
Net realized and unrealized gain	1,579,553
Net increase in net assets resulting from operations	$3,761,285

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Pennsylvania Tax Free Income Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	February 29, 2016	August 31, 2015
Operations:
Net investment income	$2,181,732	$4,525,939
Net realized gain (loss)	(33,487)	(792,529)
Change in net unrealized appreciation	1,613,040	140,483
Net increase in net assets resulting from operations	3,761,285	3,873,893

Distributions to shareholders from net investment income:
Class A	(2,016,679)	(3,880,981)
Class B	(22,003)	(49,222)
Class C	(136,819)	(264,372)
Class Y	(67,792)	(115,097)
Total distributions from net investment income	(2,243,293)	(4,309,672)

Share transactions–net:
Class A	630,643	(1,083,200)
Class B	(64,016)	(293,384)
Class C	343,835	(281,205)
Class Y	409,341	627,640
Net increase (decrease) in net assets resulting from share transactions	1,319,803	(1,030,149)
Net increase (decrease) in net assets	2,837,795	(1,465,928)

Net assets:
Beginning of period	126,467,933	127,933,861
End of period (includes undistributed net investment income of $503,893 and $565,454, respectively)	$129,305,728	$126,467,933

Notes to Financial Statements

February 29, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Pennsylvania Tax Free Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide only Pennsylvania investors with a high level of current income exempt from federal and Pennsylvania state income taxes and, where possible under local law, local income and personal property taxes, through investment in a varied portfolio of medium- and lower-grade municipal securities.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

12                         Invesco Pennsylvania Tax Free Income Fund

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

13                         Invesco Pennsylvania Tax Free Income Fund

I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

14                         Invesco Pennsylvania Tax Free Income Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.50%
Over $500 million	0.40%

For the six months ended February 29, 2016, the effective advisory fees incurred by the Fund was 0.50%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 1.50%, 2.25%, 2.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 29, 2016, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended February 29, 2016, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2016, IDI advised the Fund that IDI retained $6,520 in front-end sales commissions from the sale of Class A shares and $3,677, $0 and $258 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.

15                         Invesco Pennsylvania Tax Free Income Fund

Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 29, 2016, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 29, 2016, the Fund engaged in securities purchases of $3,800,016, which did not result in any realized gain (loss).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company (“SSB”), the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended February 29, 2016 were $6,530,000 and 0.80%, respectively.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2015, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2017	$5,564,499	$—	$5,564,499
August 31, 2018	1,085,533	—	1,085,533
Not subject to expiration	426,981	3,200,175	3,627,156
	$7,077,013	$3,200,175	$10,277,188

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

16                         Invesco Pennsylvania Tax Free Income Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2016 was $4,921,581 and $8,715,075, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$10,861,975
Aggregate unrealized (depreciation) of investment securities	(1,383,176)
Net unrealized appreciation of investment securities	$9,478,799

Cost of investments for tax purposes is $124,026,346.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	284,323	$4,711,957	464,914	$7,705,345
Class B	—	—	529	8,818
Class C	36,355	604,837	56,650	939,389
Class Y	24,412	405,050	48,185	801,208

Issued as reinvestment of dividends:
Class A	80,020	1,326,322	150,694	2,495,101
Class B	482	8,030	1,125	18,669
Class C	4,961	82,340	9,544	158,254
Class Y	1,952	32,412	3,529	58,463

Automatic conversion of Class B shares to Class A shares:
Class A	1,380	22,740	10,583	175,149
Class B	(1,377)	(22,740)	(10,560)	(175,149)

Reacquired:
Class A	(328,382)	(5,430,376)	(691,815)	(11,458,795)
Class B	(2,968)	(49,306)	(8,776)	(145,722)
Class C	(20,747)	(343,342)	(82,985)	(1,378,848)
Class Y	(1,695)	(28,121)	(14,088)	(232,031)
Net increase (decrease) in share activity	78,716	$1,319,803	(62,471)	$(1,030,149)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17                         Invesco Pennsylvania Tax Free Income Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Supplemental Ratio: Ratio of expenses to average net assets (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/29/16	$16.44	$0.29	$0.21	$0.50	$(0.30)	$16.64	3.04%		$114,389	1.08	%(d)	1.04	%(d)	3.51	%(d)	4%
Year ended 08/31/15	16.50	0.59	(0.09)	0.50	(0.56)	16.44	3.09		112,409	1.12		1.09		3.59		13
Year ended 08/31/14	15.39	0.62	1.09	1.71	(0.60)	16.50	11.33		113,872	1.09		1.07		3.93		10
Year ended 08/31/13	17.05	0.63	(1.65)	(1.02)	(0.64)	15.39	(6.24)		118,936	1.03		1.01		3.72		17
Year ended 08/31/12	15.85	0.68	1.19	1.87	(0.67)	17.05	12.04		137,146	1.03		1.01		4.13		11
Year ended 08/31/11	16.29	0.70	(0.47)	0.23	(0.67)	15.85	1.58		130,344	1.02		1.00		4.47		13
Class B
Six months ended 02/29/16	16.48	0.29	0.20	0.49	(0.30)	16.67	2.99	(e)	1,198	1.08	(d)(e)	1.04	(d)(e)	3.51	(d)(e)	4
Year ended 08/31/15	16.53	0.60	(0.09)	0.51	(0.56)	16.48	3.15	(e)	1,247	1.12	(e)	1.09	(e)	3.59	(e)	13
Year ended 08/31/14	15.42	0.63	1.08	1.71	(0.60)	16.53	11.32	(e)	1,544	1.09	(e)	1.07	(e)	3.93	(e)	10
Year ended 08/31/13	17.09	0.63	(1.66)	(1.03)	(0.64)	15.42	(6.28	)(e)	1,717	1.03	(e)	1.01	(e)	3.72	(e)	17
Year ended 08/31/12	15.86	0.71	1.19	1.90	(0.67)	17.09	12.22		2,430	0.86		0.84		4.30		11
Year ended 08/31/11	16.23	0.70	(0.45)	0.25	(0.62)	15.86	1.68	(e)	3,062	1.02	(e)	1.00	(e)	4.47	(e)	13
Class C
Six months ended 02/29/16	16.46	0.23	0.21	0.44	(0.24)	16.66	2.67		9,944	1.83	(d)	1.79	(d)	2.76	(d)	4
Year ended 08/31/15	16.53	0.47	(0.09)	0.38	(0.45)	16.46	2.33		9,488	1.87		1.84		2.84		13
Year ended 08/31/14	15.41	0.51	1.09	1.60	(0.48)	16.53	10.56	(f)	9,804	1.81	(f)	1.79	(f)	3.21	(f)	10
Year ended 08/31/13	17.08	0.50	(1.66)	(1.16)	(0.51)	15.41	(7.00)		10,838	1.78		1.76		2.97		17
Year ended 08/31/12	15.88	0.56	1.19	1.75	(0.55)	17.08	11.19		11,020	1.78		1.76		3.38		11
Year ended 08/31/11	16.31	0.58	(0.45)	0.13	(0.56)	15.88	0.89		9,670	1.77		1.75		3.72		13
Class Y
Six months ended 02/29/16	16.46	0.31	0.21	0.52	(0.32)	16.66	3.18		3,774	0.83	(d)	0.79	(d)	3.76	(d)	4
Year ended 08/31/15	16.51	0.64	(0.08)	0.56	(0.61)	16.46	3.41		3,323	0.87		0.84		3.84		13
Year ended 08/31/14	15.40	0.66	1.09	1.75	(0.64)	16.51	11.60		2,713	0.84		0.82		4.18		10
Year ended 08/31/13	17.06	0.67	(1.65)	(0.98)	(0.68)	15.40	(6.00)		2,562	0.78		0.76		3.97		17
Year ended 08/31/12	15.86	0.73	1.18	1.91	(0.71)	17.06	12.31		1,298	0.78		0.76		4.38		11
Year ended 08/31/11	16.30	0.74	(0.47)	0.27	(0.71)	15.86	1.84		179	0.77		0.75		4.72		13

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $112,534, $1,223, $9,577 and $3,521 for Class A, Class B, Class C and Class Y shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.25%, 0.25% and 0.25% for the six months ended February 29, 2016 and the years ended August 31, 2015, August 31, 2014, August 31, 2013 and August 31, 2011, respectively.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.97% for the year ended August 31, 2014.

18                         Invesco Pennsylvania Tax Free Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2015 through February 29, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/29/16)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,030.40	$5.45	$1,019.49	$5.42	1.08%
B	1,000.00	1,029.90	5.45	1,019.49	5.42	1.08
C	1,000.00	1,026.70	9.22	1,015.76	9.17	1.83
Y	1,000.00	1,031.80	4.19	1,020.74	4.17	0.83

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2015 through February 29, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

19                         Invesco Pennsylvania Tax Free Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                     VK-PTFI-SAR-1         Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 29, 2016
Invesco Short Duration High Yield Municipal Fund
Nasdaq:
A: ISHAX ¡ C: ISHCX ¡ Y: ISHYX ¡ R5: ISHFX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
14	Financial Highlights
15	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 9/30/15 to 2/29/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.05%
Class C Shares	2.66
Class Y Shares	3.11
Class R5 Shares	3.11
S&P Municipal Bond High Yield Index▼ (Broad Market Index)	2.80
Custom Invesco Short Duration High Yield Municipal Index¡ (Style-Specific Index)	2.22
Lipper High Yield Municipal Debt Funds Index¿ (Peer Group Index)	3.44

Source(s): ▼FactSet Research Systems Inc.; ¡Invesco, FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P Municipal Bond High Yield Index consists of bonds in the S&P Municipal Bond Index that are not rated or are rated below investment grade.

    The Custom Invesco Short Duration High Yield Municipal Index consists of 60% S&P Municipal Bond High Yield Index and 40% S&P Municipal Bond Short Index.

    The Lipper High Yield Municipal Debt Funds Index is an unmanaged index considered representative of high-yield municipal debt funds tracked by Lipper.

    The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond Short Index consists of bonds in the S&P Municipal Bond Index with a minimum maturity of six months and a maximum maturity of four years.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns
As of 2/29/16, including maximum applicable sales charges

Class A Shares
Inception (9/30/15)	-1.30%

Class C Shares
Inception (9/30/15)	-1.67%

Class Y Shares
Inception (9/30/15)	-1.24%

Class R5 Shares
Inception (9/30/15)	-1.24%

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Cumulative Total Returns
As of 12/31/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (9/30/15)	-2.32%

Class C Shares
Inception (9/30/15)	-2.47%

Class Y Shares
Inception (9/30/15)	-2.20%

Class R5 Shares
Inception (9/30/15)	-2.20%

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y and Class R5 shares was 0.80%, 1.55%, 0.55% and 0.55%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y and Class R5 shares was 1.77%, 2.52%, 1.52% and 1.52%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 2.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2016. See current prospectus for more information.

2                      Invesco Short Duration High Yield Municipal Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    On our website, invesco.com/us, you can access timely information about your Fund, as well as access your account. Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                      Invesco Short Duration High Yield Municipal Fund

Schedule of Investments

February 29, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.88%
Alabama–1.80%
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.25%	06/01/2025	$500	$508,760
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB	5.50%	01/01/2028	100	100,685
				609,445

Arizona–1.50%
Pima (County of) Industrial Development Authority (Americal Leadership); Series 2015, Ref. Education Facility RB(a)	4.60%	06/15/2025	500	506,995

California–6.33%
California (State of) Pollution Control Financing Authority (Aemerge Redpack Services LLC); Series 2016, Solid Waste Disposal RB(a)(b)	7.00%	12/01/2027	500	500,835
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, School Facilities RB (Acquired 11/03/2015; Cost $545,000)(a)	5.00%	06/01/2022	545	552,592
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.); Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2038	90	88,654
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	655	657,423
Inland Empire Tobacco Securitization Authority; Series 2007 A, Tobacco Settlement RB	4.63%	06/01/2021	345	346,349
				2,145,853

Colorado–1.99%
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB	5.00%	12/01/2025	150	151,720
Copperleaf Metropolitan District No. 2; Series 2015, Ref. Unlimited Tax GO Bonds	5.25%	12/01/2030	500	524,180
				675,900

Florida–4.79%
Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.63%	11/15/2022	150	154,434
Cape Coral (City of) Health Facilities Authority (Gulf Care Inc.); Series 2015, Ref. Senior Housing RB(a)	3.75%	07/01/2019	495	499,861
Lee (County of) Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB	4.75%	10/01/2022	315	341,454
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014, RB	6.00%	06/01/2021	600	627,378
				1,623,127

Illinois–9.72%
Chicago (City of);
Series 2008 C, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2020	200	222,608
Series 2009 D, Unlimited Tax GO Bonds	5.00%	01/01/2020	100	103,687
Series 2010 A, Ref. Unlimited Tax GO Bonds	4.00%	01/01/2022	110	109,260
Series 2010 A, Ref. Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	01/01/2029	500	529,835
Series 2014 A, Ref. Unlimited Tax GO Bonds	5.25%	01/01/2028	100	102,053
Illinois (State of) Finance Authority (Greenfields of Geneva); Series 2010 C-1, TEMPS-75SM RB	7.00%	02/15/2017	100	94,175
Illinois (State of) Finance Authority (Intrinsic Schools — Belmont School); Series 2015, Charter School RB(a)	5.25%	12/01/2025	400	405,784
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.00%	05/15/2022	480	511,027
Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB	2.75%	05/15/2019	395	397,654
Series 2015, Ref. RB	5.00%	05/15/2025	250	271,498
Manhattan (Village of) Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. Sr. Lien Special Tax RB	4.25%	03/01/2024	538	548,098
				3,295,679

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–3.38%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	$1,100	$1,146,321

Kansas–0.77%
Olathe (City of) (West Village Center); Series 2007, Special Obligation Tax Increment Allocation RB	5.30%	09/01/2017	265	260,360

Kentucky–1.83%
Kentucky (State of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. Health Care Facilities RB	5.00%	11/15/2025	600	621,438

Massachusetts–1.72%
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.); Series 2005, RB	5.00%	01/01/2024	250	250,357
Massachusetts (State of) Port Authority (Delta Airlines Inc.);
Series 2001 A, Facilities RB (INS–AMBAC)(b)(c)	5.50%	01/01/2019	135	135,354
Series 2001 A, Facilities RB (INS–AMBAC)(b)(c)	5.20%	01/01/2020	195	195,511
				581,222

Minnesota–3.09%
Brooklyn Park (City of) (Athlos Leadership Academy); Series 2015, Charter School Lease RB	4.00%	07/01/2020	225	227,763
Rochester (City of) (Homestead at Rochester, Inc.); Series 2015, Health Care & Housing RB	5.00%	12/01/2021	470	514,387
St. Paul (City of) Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, Charter School Lease RB	5.13%	10/01/2023	300	305,598
				1,047,748

Missouri–1.08%
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, Special Assessment RB	5.00%	04/01/2016	500	366,250

Multiple States–11.05%
Non-Profit Preferred Funding Trust I;
Series 2006 A-2A, RB(a)	4.38%	09/15/2037	3,300	733,263
Series 2007 A-2T, RB (Acquired 02/08/2016; Cost $3,015,064)(a)	4.37%	09/15/2037	13,470	3,013,564
				3,746,827

New Jersey–12.87%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facility RB(b)	5.25%	09/15/2029	800	878,576
Series 2012, Special Facility RB(b)	5.75%	09/15/2027	200	221,648
New Jersey (State of) Economic Development Authority;
Series 2012, Ref. RB	5.00%	06/15/2019	400	434,100
Series 2012, Ref. RB	5.00%	06/15/2025	600	651,288
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 A, Transportation System RB	5.50%	12/15/2023	595	684,577
Series 2010 D, Transportation System RB	5.25%	12/15/2023	750	850,118
Tobacco Settlement Financing Corp.;
Series 2007 1-A, Asset-Backed RB	4.50%	06/01/2023	40	40,579
Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	600	600,258
				4,361,144

New York–4.51%
Build NYC Resource Corp. (Pratt Paper Inc.); Series 2014, Ref. Waste Disposal RB(a)(b)	3.75%	01/01/2020	545	567,786
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2014 B, Continuing Care Retirement Community RB	5.50%	07/01/2020	960	962,122
				1,529,908

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–5.77%
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.13%	06/01/2024	$800	$738,040
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/2021	365	401,770
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB(b)	5.00%	12/31/2025	340	402,601
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2008, Ref. PCR(b)(d)	3.95%	05/01/2020	400	414,596
				1,957,007

Oklahoma–4.40%
Comanche (County of) Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2023	1,000	1,105,150
Tulsa (City of) Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(b)(d)	5.00%	06/01/2025	340	387,505
				1,492,655

Pennsylvania–0.89%
Pennsylvania (State of) Economic Development Financing Authority (Shippingport); Series 2006 A, Exempt Facilities RB(d)	2.55%	12/03/2018	300	300,153

Rhode Island–1.72%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2026	500	582,695

Tennessee–0.43%
Tennessee Energy Acquisition Corp.; Series 2006 C, Gas RB	5.00%	02/01/2027	125	147,227

Texas–13.95%
Guadalupe (County of) & Seguin (City of) Hospital Board of Managers;
Series 2015, Ref. Hospital Mortgage RB	5.00%	12/01/2021	450	501,764
Series 2015, Ref. Hospital Mortgage RB	5.00%	12/01/2023	280	314,728
Houston (City of) (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System RB(b)	4.75%	07/01/2024	200	223,922
New Hope Cultural Education Facilities Corp. (Wesleyan Homes Inc.); Series 2014, Retirement Facilities RB	4.00%	01/01/2018	435	443,574
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, Dock and Wharf Facility RB(a)(b)(d)	7.25%	02/13/2020	1,500	1,499,235
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, Retirement Facility RB	6.75%	11/15/2024	200	232,586
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	1,000	1,220,180
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2021	250	290,850
				4,726,839

West Virginia–5.96%
Harrison (County of) Commission (Charles Pointe No. 2); Series 2008 A, Ref. Tax Increment Allocation RB	6.50%	06/01/2023	1,025	1,021,904
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2016, Solid Waste Disposal Facilities RB(a)(b)	6.75%	02/01/2026	1,000	997,840
				2,019,744

Wisconsin–0.33%
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, Continuing Care Retirement Community RB	7.00%	06/01/2020	100	113,002
TOTAL INVESTMENTS(e)–99.88% (Cost $33,586,214)				33,857,539
OTHER ASSETS LESS LIABILITIES–0.12%				39,614
NET ASSETS–100.00%				$33,897,153

Investment Abbreviations:

AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer

PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TEMPS	– Tax-Exempt Mandatory Paydown Securities

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Short Duration High Yield Municipal Fund

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2016 was $9,277,755, which represented 27.37% of the Fund’s Net Assets.
(b)	Security subject to the alternative minimum tax.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of securities considered illiquid at February 29, 2016 was $3,920,691, which represented 11.57% of the Fund’s Net Assets.

Portfolio Composition

By credit sector, based on Total Investments

as of February 29, 2016

Revenue Bonds	96.0%
General Obligation Bonds	4.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Short Duration High Yield Municipal Fund

Statement of Assets and Liabilities

February 29, 2016

(Unaudited)

Assets:
Investments, at value (Cost $33,586,214)	$33,857,539
Cash	2,348,161
Receivable for:
Investments sold	142,140
Fund shares sold	876,889
Interest	453,450
Other assets	47,580
Total assets	37,725,759

Liabilities:
Payable for:
Investments purchased	3,302,950
Fund shares reacquired	409,261
Dividends	51,149
Accrued fees to affiliates	25,227
Accrued trustees’ and officers’ fees and benefits	2,427
Accrued other operating expenses	37,592
Total liabilities	3,828,606
Net assets applicable to shares outstanding	$33,897,153

Net assets consist of:
Shares of beneficial interest	$33,526,724
Undistributed net investment income	95,956
Undistributed net realized gain	3,148
Net unrealized appreciation	271,325
$33,897,153

Net Assets:
Class A	$18,169,578
Class C	$5,048,623
Class Y	$10,067,097
Class R5	$611,855

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	1,777,935
Class C	494,792
Class Y	984,631
Class R5	59,853
Class A:
Net asset value per share	$10.22
Maximum offering price per share
(Net asset value of $10.22 ÷ 97.50%)	$10.48
Class C:
Net asset value and offering price per share	$10.20
Class Y:
Net asset value and offering price per share	$10.22
Class R5:
Net asset value and offering price per share	$10.22

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Short Duration High Yield Municipal Fund

Statement of Operations

For the period September 30, 2015 (commencement date) through February 29, 2016

(Unaudited)

Investment income:
Interest	$369,182

Expenses:
Advisory fees	44,479
Administrative services fees	20,902
Custodian fees	2,055
Distribution fees:
Class A	11,813
Class C	7,160
Transfer agent fees — A, C and Y	3,925
Transfer agent fees — R5	78
Trustees’ and officers’ fees and benefits	6,333
Registration and filing fees	27,662
Professional services fees	45,257
Other	14,078
Total expenses	183,742
Less: Fees waived and expenses reimbursed	(116,556)
Net expenses	67,186
Net investment income	301,996

Realized and unrealized gain from:
Net realized gain from investment securities	3,148
Change in net unrealized appreciation of investment securities	271,325
Net realized and unrealized gain	274,473
Net increase in net assets resulting from operations	$576,469

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Short Duration High Yield Municipal Fund

Statement of Changes in Net Assets

For the period September 30, 2015 (commencement date) through February 29, 2016

(Unaudited)

September 30, 2015 (commencement date) through February 29, 2016
Operations:
Net investment income	$301,996
Net realized gain	3,148
Change in net unrealized appreciation	271,325
Net increase in net assets resulting from operations	576,469

Distributions to shareholders from net investment income:
Class A	(111,740)
Class C	(17,280)
Class Y	(74,567)
Class R5	(2,453)
Total distributions from net investment income	(206,040)

Share transactions–net:
Class A	17,975,672
Class C	5,036,014
Class Y	9,903,023
Class R5	612,015
Net increase in net assets resulting from share transactions	33,526,724
Net increase in net assets	33,897,153

Net assets:
Beginning of period	—
End of period (includes undistributed net investment income of $95,956)	$33,897,153

Notes to Financial Statements

February 29, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Short Duration High Yield Municipal Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund commenced operations on September 30, 2015.

The Fund’s investment objective is to seek federal tax-exempt current income and taxable capital appreciation.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R5. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R5 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on

10                         Invesco Short Duration High Yield Municipal Fund

transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

11                         Invesco Short Duration High Yield Municipal Fund

I.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

The Fund may hold illiquid securities that is unable to sell at the preferred time or price and could lose its entire investment in such securities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $300 million	0.50%
Next $300 million	0.46%
Over $600 million	0.42%

For the period September 30, 2015 (commencement date) through February 29, 2016, the effective advisory fees incurred by the Fund was 0.50%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R5 shares to 0.79%, 1.54%, 0.54% and 0.54%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without the approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed these expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the period September 30, 2015 (commencement date) through February 29, 2016, the Adviser waived advisory fees and reimbursed fund level expenses of $112,553 and reimbursed class level expenses of $2,103, $319, $1,503 and $78 of Class A, Class C, Class Y and Class R5 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the period September 30, 2015 (commencement date) through February 29, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the period September 30, 2015 (commencement date) through February 29, 2016, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the period September 30, 2015 (commencement date) through February 29, 2016, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period September 30, 2015 (commencement date) through February 29, 2016, IDI advised the Fund that IDI did not retain any front-end sales commissions from the sale of Class A shares or any CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco Short Duration High Yield Municipal Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 29, 2016, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the period September 30, 2015 (commencement date) through February 29, 2016, the Fund engaged in securities purchases of $12,586,146 and securities sales of $10,000,099, which did not result in any realized gain (loss).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period September 30, 2015 (commencement date) through February 29, 2016 was $51,748,335 and $18,539,467, respectively. In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$402,740
Aggregate unrealized (depreciation) of investment securities	(131,415)
Net unrealized appreciation of investment securities	$271,325

Cost of investments is the same for tax and financial reporting purposes.

13                         Invesco Short Duration High Yield Municipal Fund

NOTE 9—Share Information

	Summary of Share Activity
	September 30, 2015 (commencement date) through February 29, 2016(a)
	Shares	Amount
Sold:
Class A	1,861,603	$18,828,140
Class C	515,261	5,245,376
Class Y	984,436	9,901,040
Class R5	60,085	614,398

Issued as reinvestment of dividends:
Class A	4,399	44,931
Class C	1,591	16,225
Class Y	584	5,966
Class R5	231	2,362

Reacquired:
Class A	(88,067)	(897,399)
Class C	(22,060)	(225,587)
Class Y	(389)	(3,983)
Class R5	(463)	(4,745)
Net increase in share activity	3,317,211	$33,526,724

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 42% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
In addition, 45% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Period ended 02/29/16(d)	$10.00	$0.14	$0.16	$0.30	$(0.08)	$10.22	3.05%	$18,170	0.79	%(e)	2.10	%(e)	3.36	%(e)	88%
Class C
Period ended 02/29/16(d)	10.00	0.11	0.16	0.27	(0.07)	10.20	2.66	5,049	1.54	(e)	2.85	(e)	2.61	(e)	88
Class Y
Period ended 02/29/16(d)	10.00	0.15	0.16	0.31	(0.09)	10.22	3.11	10,067	0.54	(e)	1.85	(e)	3.61	(e)	88
Class R5
Period ended 02/29/16(d)	10.00	0.15	0.16	0.31	(0.09)	10.22	3.11	612	0.54	(e)	1.91	(e)	3.61	(e)	88

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of September 30, 2015.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $11,303, $1,713, $8,076 and $188 for Class A, Class C, Class Y and Class R5 shares, respectively.

14                         Invesco Short Duration High Yield Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested as of close of business on September 30, 2015 (commencement date) and held through February 29, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period, as of close of business September 30, 2015 (commencement date) through February 29, 2016).

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/29/16)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/16)	Expenses Paid During Period[3]
A	$1,000.00	$1,030.50	$3.35	$1,017.60	$3.33	0.79%
C	1,000.00	1,026.60	6.52	1,014.46	6.48	1.54
Y	1,000.00	1,031.10	2.29	1,018.64	2.28	0.54
R5	1,000.00	1,031.10	2.29	1,018.64	2.28	0.54

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 30, 2015 (commencement date) through February 29, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 153 (as of close of business September 30, 2015 (commencement date) through February 29, 2016 )/366. Because the Fund has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Fund and other funds because such data is based on a full six month period.

15                         Invesco Short Duration High Yield Municipal Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                     SDHYM-SAR-1         Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 29, 2016
Invesco Small Cap Discovery Fund
Nasdaq:
A:VASCX ¡ B: VBSCX ¡ C: VCSCX ¡ Y: VISCX ¡ R5: VESCX ¡ R6: VFSCX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/15 to 2/29/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-13.90%
Class B Shares	-13.87
Class C Shares	-14.25
Class Y Shares	-13.82
Class R5 Shares	-13.74
Class R6 Shares	-13.73
S&P 500 Index▼ (Broad Market Index)	-0.92
Russell 2000 Growth Index▼ (Style-Specific Index)	-13.47
Lipper Small-Cap Growth Funds Index¡ (Peer Group Index)	-11.75

Source(s): ▼FactSet Research Systems Inc.; ¡Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 2000® Growth Index is an unmanaged index considered representative of small-cap growth stocks. The Russell 2000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Small-Cap Growth Funds Index is an unmanaged index considered representative of small-cap growth funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                      Invesco Small Cap Discovery Fund

Average Annual Total Returns
As of 2/29/16, including maximum applicable sales charges

Class A Shares
Inception (11/27/00)	2.95%
10 Years	4.44
5 Years	4.11
1 Year	-22.46

Class B Shares
Inception (11/27/00)	2.94%
10 Years	4.79
5 Years	5.11
1 Year	-21.40

Class C Shares
Inception (11/27/00)	2.57%
10 Years	4.26
5 Years	4.54
1 Year	-19.27

Class Y Shares
Inception (2/2/06)	5.36%
10 Years	5.31
5 Years	5.57
1 Year	-17.71

Class R5 Shares
10 Years	5.19%
5 Years	5.60
1 Year	-17.54

Class R6 Shares
10 Years	5.19%
5 Years	5.61
1 Year	-17.66

Average Annual Total Returns
As of 12/31/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (11/27/00)	3.84%
10 Years	6.72
5 Years	8.42
1 Year	-6.17

Class B Shares
Inception (11/27/00)	3.83%
10 Years	7.06
5 Years	9.48
1 Year	-4.83

Class C Shares
Inception (11/27/00)	3.46%
10 Years	6.54
5 Years	8.87
1 Year	-2.32

Class Y Shares
Inception (2/2/06)	6.79%
5 Years	9.94
1 Year	-0.47

Class R5 Shares
10 Years	7.47%
5 Years	9.95
1 Year	-0.29

Class R6 Shares
10 Years	7.48%
5 Years	9.96
1 Year	-0.38

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Small Cap Growth Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Small Cap Growth Fund (renamed Invesco Small Cap Discovery Fund). Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Small Cap Discovery Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.33%, 1.33%, 2.08%, 1.08%, 0.95% and 0.86%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Small Cap Discovery Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    On our website, invesco.com/us, you can access timely information about your Fund, as well as access your account. Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                      Invesco Small Cap Discovery Fund

Schedule of Investments(a)

February 29, 2016

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–92.72%
Airlines–1.02%
Spirit Airlines Inc.(b)	130,152	$6,214,758

Apparel Retail–2.02%
Burlington Stores, Inc.(b)	220,114	12,339,591

Apparel, Accessories & Luxury Goods–1.07%
G-III Apparel Group, Ltd.(b)	123,693	6,524,806

Application Software–8.93%
Cadence Design Systems, Inc.(b)	441,128	9,506,308
Guidewire Software Inc.(b)	207,628	10,221,527
Manhattan Associates, Inc.(b)	79,312	4,382,781
Paycom Software, Inc.(b)	178,238	5,682,228
Qlik Technologies Inc.(b)	220,249	5,114,182
SS&C Technologies Holdings, Inc.	101,291	5,904,252
Tyler Technologies, Inc.(b)	38,723	4,659,151
Ultimate Software Group, Inc.(The)(b)	52,391	8,998,678
		54,469,107

Asset Management & Custody Banks–0.27%
WisdomTree Investments, Inc.(c)	136,532	1,617,904

Auto Parts & Equipment–0.53%
Gentherm Inc.(b)	78,111	3,257,229

Biotechnology–3.45%
Chiasma, Inc.(b)(c)	114,702	1,132,109
Eagle Pharmaceuticals, Inc.(b)(c)	53,772	3,408,607
Esperion Therapeutics, Inc.(b)	159,811	2,379,586
Medivation Inc.(b)	130,954	4,684,224
Neurocrine Biosciences, Inc.(b)	181,937	6,691,643
Retrophin, Inc.(b)	191,746	2,728,546
		21,024,715

Building Products–6.11%
A.O. Smith Corp.	90,210	6,348,980
Allegion PLC	51,576	3,249,288
American Woodmark Corp.(b)	70,304	4,801,060
Lennox International Inc.	36,614	4,730,895
Masonite International Corp.(b)	115,223	6,626,475
Owens Corning	132,195	5,673,809
Trex Co., Inc.(b)(c)	135,544	5,837,880
		37,268,387

Commodity Chemicals–0.54%
Methanex Corp.(Canada)	104,452	3,307,995

Communications Equipment–2.37%
ARRIS International PLC(b)	327,472	7,823,306
Infinera Corp.(b)	423,338	6,642,173
		14,465,479

	Shares	Value
Construction & Engineering–0.82%
Dycom Industries, Inc.(b)	87,652	$4,993,534

Consumer Electronics–0.65%
Harman International Industries, Inc.	51,932	3,982,146

Data Processing & Outsourced Services–1.29%
Euronet Worldwide, Inc.(b)	120,454	7,894,555

Distributors–2.31%
Core-Mark Holding Co., Inc.	90,293	6,648,274
Pool Corp.	92,526	7,427,062
		14,075,336

Diversified Support Services–0.91%
Mobile Mini, Inc.	193,324	5,556,132

Education Services–0.47%
Bright Horizons Family Solutions Inc.(b)	45,498	2,883,208

Electronic Equipment & Instruments–0.62%
Cognex Corp.	101,575	3,759,291

Footwear–1.18%
Skechers U.S.A., Inc.–Class A(b)	217,619	7,164,017

Health Care Equipment–3.90%
DexCom Inc.(b)	119,761	7,791,650
Globus Medical, Inc.–Class A(b)	334,983	8,140,087
Wright Medical Group N.V.(b)	458,041	7,827,921
		23,759,658

Health Care Facilities–2.90%
Acadia Healthcare Co., Inc.(b)	135,319	7,498,026
VCA Inc.(b)	199,620	10,186,608
		17,684,634

Health Care Services–1.99%
Premier Inc.–Class A(b)	86,818	2,823,321
Team Health Holdings, Inc.(b)	208,810	9,306,662
		12,129,983

Health Care Supplies–1.54%
Align Technology, Inc.(b)	100,567	6,640,439
Penumbra, Inc.(b)(c)	58,497	2,727,130
		9,367,569

Homebuilding–0.87%
TopBuild Corp.(b)	197,352	5,324,557

Household Appliances–1.33%
Helen of Troy Ltd.(b)	85,318	8,135,924

Housewares & Specialties–0.53%
Jarden Corp.(b)	60,685	3,209,023

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Small Cap Discovery Fund

	Shares	Value
Human Resource & Employment Services–0.97%
TrueBlue, Inc.(b)	257,281	$5,904,599

Industrial Conglomerates–1.58%
Carlisle Cos. Inc.	106,875	9,635,850

Industrial Machinery–0.90%
Woodward Inc.	117,366	5,510,334

Internet Software & Services–1.47%
CoStar Group Inc.(b)	45,369	8,033,035
Marketo, Inc.(b)	53,500	902,545
		8,935,580

Investment Banking & Brokerage–2.05%
E*TRADE Financial Corp.(b)	401,181	9,411,706
Evercore Partners Inc.–Class A	66,116	3,085,634
		12,497,340

IT Consulting & Other Services–2.81%
EPAM Systems, Inc.(b)	118,565	8,107,475
InterXion Holding N.V.(Netherlands)(b)	289,627	9,042,155
		17,149,630

Leisure Facilities–1.41%
Vail Resorts, Inc.	67,712	8,627,186

Leisure Products–1.43%
Brunswick Corp.	205,187	8,728,655

Life Sciences Tools & Services–4.81%
Bio-Techne Corp.	81,155	6,966,345
Bruker Corp.(b)	325,194	8,448,540
PAREXEL International Corp.(b)	120,148	7,051,486
VWR Corp.(b)	280,547	6,845,347
		29,311,718

Marine–0.53%
Kirby Corp.(b)	57,200	3,238,092

Metal & Glass Containers–1.05%
Berry Plastics Group Inc.(b)	204,964	6,380,529

Movies & Entertainment–1.91%
Cinemark Holdings, Inc.	237,800	7,871,180
Lions Gate Entertainment Corp.(c)	179,343	3,784,137
		11,655,317

Office Services & Supplies–0.61%
Steelcase Inc.–Class A	297,279	3,713,015

Oil & Gas Exploration & Production–1.60%
Diamondback Energy Inc.(b)	87,362	6,224,543
RSP Permian Inc.(b)(c)	148,651	3,554,245
		9,778,788

	Shares	Value
Packaged Foods & Meats–1.74%
Hain Celestial Group, Inc.(The)(b)	120,844	$4,467,603
WhiteWave Foods Co.(The)(b)	159,141	6,161,939
		10,629,542

Pharmaceuticals–3.79%
Flamel Technologies S.A.–ADR (France)(b)	316,481	2,762,879
Impax Laboratories, Inc.(b)	245,148	8,013,888
Pacira Pharmaceuticals, Inc.(b)(c)	138,185	7,187,002
Teligent, Inc.(b)(c)	877,363	5,132,574
		23,096,343

Regional Banks–2.86%
East West Bancorp, Inc.	180,832	5,419,535
Signature Bank(b)	57,307	7,424,122
SVB Financial Group(b)	51,650	4,589,102
		17,432,759

Research & Consulting Services–0.73%
CEB Inc.	82,416	4,472,716

Restaurants–3.48%
Jack in the Box Inc.	90,275	6,206,407
Papa John’s International, Inc.	23,868	1,387,924
Texas Roadhouse, Inc.	205,458	8,569,653
Zoe’s Kitchen Inc.(b)(c)	144,870	5,060,309
		21,224,293

Semiconductors–5.62%
Cavium Inc.(b)	162,945	9,693,598
Cypress Semiconductor Corp.(b)	736,419	5,876,624
MA-COM Technology Solutions Holdings Inc.(b)(c)	223,278	8,462,236
Qorvo, Inc.(b)	140,899	6,351,727
Silicon Laboratories Inc.(b)	94,175	3,884,719
		34,268,904

Specialized Finance–1.20%
MarketAxess Holdings, Inc.	61,712	7,310,404

Specialty Chemicals–0.91%
PolyOne Corp.	205,451	5,528,686

Thrifts & Mortgage Finance–1.14%
MGIC Investment Corp.(b)	1,013,817	6,934,508

Trucking–0.50%
ArcBest Corp.	156,603	3,064,721
Total Common Stocks & Other Equity Interests (Cost $513,391,998)		565,439,047

Money Market Funds–7.30%
Liquid Assets Portfolio–Institutional Class, 0.42%(d)	22,242,833	22,242,833

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Small Cap Discovery Fund

	Shares	Value
Premier Portfolio–Institutional Class, 0.38%(d)	22,242,834	$22,242,834
Total Money Market Funds (Cost $44,485,667)		44,485,667
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.02% (Cost $557,877,665)		609,924,714

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.28%
Liquid Assets Portfolio–Institutional Class, 0.42% (Cost $26,090,980)(d)(e)	26,090,980	26,090,980
TOTAL INVESTMENTS–104.30% (Cost $583,968,645)		636,015,694
OTHER ASSETS LESS LIABILITIES–(4.30)%		(26,209,945)
NET ASSETS–100.00%		$609,805,749

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2016.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 29, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of February 29, 2016

Information Technology	23.1%
Health Care	22.4
Consumer Discretionary	18.3
Industrials	15.6
Financials	7.5
Materials	2.5
Consumer Staples	1.7
Energy	1.6
Money Market Funds Plus Other Assets Less Liabilities	7.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Small Cap Discovery Fund

Statement of Assets and Liabilities

February 29, 2016

(Unaudited)

Assets:
Investments, at value (Cost $513,391,998)*	$565,439,047
Investments in affiliated money market funds, at value and cost	70,576,647
Total investments, at value (Cost $583,968,645)	636,015,694
Receivable for:
Investments sold	243,054
Fund shares sold	742,693
Dividends	146,817
Investment for trustee deferred compensation and retirement plans	95,417
Other assets	52,151
Total assets	637,295,826

Liabilities:
Payable for:
Fund shares reacquired	769,974
Collateral upon return of securities loaned	26,090,980
Accrued fees to affiliates	476,269
Accrued trustees’ and officers’ fees and benefits	3,598
Accrued other operating expenses	36,976
Trustee deferred compensation and retirement plans	112,280
Total liabilities	27,490,077
Net assets applicable to shares outstanding	$609,805,749

Net assets consist of:
Shares of beneficial interest	$593,032,833
Undistributed net investment income (loss)	(7,464,606)
Undistributed net realized gain (loss)	(27,809,527)
Net unrealized appreciation	52,047,049
$609,805,749

Net Assets:
Class A	$429,721,768
Class B	$5,155,000
Class C	$47,813,815
Class Y	$60,793,268
Class R5	$4,182,419
Class R6	$62,139,479

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	54,830,510
Class B	751,750
Class C	7,626,319
Class Y	7,403,840
Class R5	505,814
Class R6	7,502,241
Class A:
Net asset value per share	$7.84
Maximum offering price per share
(Net asset value of $7.84 ÷ 94.50%)	$8.30
Class B:
Net asset value and offering price per share	$6.86
Class C:
Net asset value and offering price per share	$6.27
Class Y:
Net asset value and offering price per share	$8.21
Class R5:
Net asset value and offering price per share	$8.27
Class R6:
Net asset value and offering price per share	$8.28

*	At February 29, 2016, securities with an aggregate value of $24,913,235 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Small Cap Discovery Fund

Statement of Operations

For the six months ended February 29, 2016

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $10,710)	$1,387,276
Dividends from affiliated money market funds (includes securities lending income of $239,957)	272,603
Total investment income	1,659,879

Expenses:
Advisory fees	2,728,736
Administrative services fees	92,300
Custodian fees	7,261
Distribution fees:
Class A	603,333
Class B	8,292
Class C	282,558
Transfer agent fees — A, B, C and Y	789,333
Transfer agent fees — R5	2,352
Transfer agent fees — R6	2,181
Trustees’ and officers’ fees and benefits	18,880
Other	112,195
Total expenses	4,647,421
Less: Fees waived and expense offset arrangement(s)	(21,513)
Net expenses	4,625,908
Net investment income (loss)	(2,966,029)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(9,894,091)
Change in net unrealized appreciation (depreciation) of investment securities	(89,212,409)
Net realized and unrealized gain (loss)	(99,106,500)
Net increase (decrease) in net assets resulting from operations	$(102,072,529)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Small Cap Discovery Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	February 29, 2016	August 31, 2015
Operations:
Net investment income (loss)	$(2,966,029)	$(6,502,825)
Net realized gain (loss)	(9,894,091)	102,187,981
Change in net unrealized appreciation (depreciation)	(89,212,409)	(53,678,797)
Net increase (decrease) in net assets resulting from operations	(102,072,529)	42,006,359

Distributions to shareholders from net realized gains:
Class A	(70,507,205)	(73,267,917)
Class B	(1,062,060)	(1,515,016)
Class C	(10,017,635)	(9,251,581)
Class Y	(9,673,736)	(15,070,292)
Class R5	(527,087)	(6,371,266)
Class R6	(9,777,575)	(15,078,987)
Total distributions from net realized gains	(101,565,298)	(120,555,059)

Share transactions–net:
Class A	58,237,214	35,689,215
Class B	(554,786)	(1,525,306)
Class C	3,341,847	14,340,675
Class Y	(15,642,464)	(8,219,671)
Class R5	(1,532,240)	(36,289,288)
Class R6	5,375,079	(24,408,949)
Net increase (decrease) in net assets resulting from share transactions	49,224,650	(20,413,324)
Net increase (decrease) in net assets	(154,413,177)	(98,962,024)

Net assets:
Beginning of period	764,218,926	863,180,950
End of period (includes undistributed net investment income (loss) of $(7,464,606) and $(4,498,577), respectively)	$609,805,749	$764,218,926

Notes to Financial Statements

February 29, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Small Cap Discovery Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based

10                         Invesco Small Cap Discovery Fund

on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets,

11                         Invesco Small Cap Discovery Fund

the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.80%
Next $500 million	0.75%
Over $1 billion	0.70%

For the six months ended February 29, 2016, the effective advisory fees incurred by the Fund was 0.79%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such

12                         Invesco Small Cap Discovery Fund

Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 29, 2016, the Adviser waived advisory fees of $20,330.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 29, 2016, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended February 29, 2016, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2016, IDI advised the Fund that IDI retained $57,940 in front-end sales commissions from the sale of Class A shares and $1,427, $223 and $2,510 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended February 29, 2016, the Fund incurred $1,272 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 29, 2016, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

13                         Invesco Small Cap Discovery Fund

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,183.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2015.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2016 was $113,917,674 and $192,848,989, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$108,046,957
Aggregate unrealized (depreciation) of investment securities	(58,948,296)
Net unrealized appreciation of investment securities	$49,098,661

Cost of investments for tax purposes is $586,917,033.

14                         Invesco Small Cap Discovery Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	7,265,774	$68,477,808	13,575,929	$153,093,532
Class B	11,827	100,280	39,831	403,879
Class C	731,801	5,574,973	1,891,145	17,770,645
Class Y	1,258,473	12,226,257	3,272,479	38,406,104
Class R5	310,245	2,947,617	357,167	4,193,167
Class R6	911,382	8,874,183	4,726,056	55,761,349

Issued as reinvestment of dividends:
Class A	7,611,829	67,364,686	7,017,483	70,245,010
Class B	132,016	1,021,804	160,889	1,438,345
Class C	1,347,347	9,552,693	1,051,442	8,800,570
Class Y	963,727	8,933,748	1,411,862	14,669,253
Class R5	18,772	175,147	610,714	6,369,745
Class R6	1,046,714	9,776,309	1,442,820	15,077,466

Automatic conversion of Class B shares to Class A shares:
Class A	99,662	906,167	150,402	1,687,700
Class B	(112,962)	(906,167)	(167,885)	(1,687,700)

Reacquired:
Class A	(8,528,511)	(78,511,447)	(16,981,379)	(189,337,027)
Class B	(94,608)	(770,703)	(168,071)	(1,679,830)
Class C	(1,579,592)	(11,785,819)	(1,306,193)	(12,230,540)
Class Y	(3,666,723)	(36,802,469)	(5,260,213)	(61,295,028)
Class R5	(435,669)	(4,655,004)	(4,043,733)	(46,852,200)
Class R6	(1,370,566)	(13,275,413)	(8,164,378)	(95,247,764)
Net increase (decrease) in share activity	5,920,938	$49,224,650	(383,633)	$(20,413,324)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco Small Cap Discovery Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period(b)	Total return(c)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 02/29/16	$10.60	$(0.04)	$(1.27)	$(1.31)	$(1.45)	$7.84	(13.90)%		$429,722	1.35	%(e)	1.36	%(e)	(0.87	)%(e)	17%
Year ended 08/31/15	11.83	(0.09)	0.61	0.52	(1.75)	10.60	5.24		512,763	1.32		1.32		(0.85)		63
Year ended 08/31/14	12.20	(0.10)	1.62	1.52	(1.89)	11.83	13.15		527,759	1.32		1.32		(0.85)		79
Year ended 08/31/13	10.85	(0.08)	2.56	2.48	(1.13)	12.20	25.31		540,979	1.32		1.33		(0.72)		70
Year ended 08/31/12	10.56	(0.08)	1.47	1.39	(1.10)	10.85	14.33		607,073	1.38		1.43		(0.80)		78
Year ended 08/31/11	8.74	(0.11)	1.93	1.82	—	10.56	20.82		820,988	1.38		1.42		(1.01)		114
Class B
Six months ended 02/29/16	9.46	(0.04)	(1.11)	(1.15)	(1.45)	6.86	(13.87	)(f)	5,155	1.35	(e)(f)	1.36	(e)(f)	(0.87	)(e)(f)	17
Year ended 08/31/15	10.75	(0.08)	0.54	0.46	(1.75)	9.46	5.19	(f)	7,715	1.32	(f)	1.32	(f)	(0.85	)(f)	63
Year ended 08/31/14	11.25	(0.09)	1.48	1.39	(1.89)	10.75	13.11	(f)	10,216	1.32	(f)	1.32	(f)	(0.85	)(f)	79
Year ended 08/31/13	10.09	(0.07)	2.36	2.29	(1.13)	11.25	25.34	(f)	12,554	1.32	(f)	1.33	(f)	(0.72	)(f)	70
Year ended 08/31/12	9.89	(0.08)	1.38	1.30	(1.10)	10.09	14.40	(f)	13,754	1.38	(f)	1.43	(f)	(0.80	)(f)	78
Year ended 08/31/11	8.18	(0.11)	1.82	1.71	—	9.89	20.90	(f)	16,910	1.40	(f)	1.44	(f)	(1.03	)(f)	114
Class C
Six months ended 02/29/16	8.81	(0.06)	(1.03)	(1.09)	(1.45)	6.27	(14.25)		47,814	2.10	(e)	2.11	(e)	(1.62	)(e)	17
Year ended 08/31/15	10.19	(0.15)	0.52	0.37	(1.75)	8.81	4.50		62,773	2.07		2.07		(1.60)		63
Year ended 08/31/14	10.83	(0.17)	1.42	1.25	(1.89)	10.19	12.21		55,961	2.07		2.07		(1.60)		79
Year ended 08/31/13	9.82	(0.15)	2.29	2.14	(1.13)	10.83	24.43		53,560	2.07		2.08		(1.47)		70
Year ended 08/31/12	9.73	(0.15)	1.34	1.19	(1.10)	9.82	13.43		48,486	2.13		2.18		(1.55)		78
Year ended 08/31/11	8.10	(0.17)	1.80	1.63	—	9.73	20.12	(g)	51,212	2.06	(g)	2.10	(g)	(1.69	)(g)	114
Class Y
Six months ended 02/29/16	11.02	(0.03)	(1.33)	(1.36)	(1.45)	8.21	(13.82)		60,793	1.10	(e)	1.11	(e)	(0.62	)(e)	17
Year ended 08/31/15	12.20	(0.07)	0.64	0.57	(1.75)	11.02	5.51		97,497	1.07		1.07		(0.60)		63
Year ended 08/31/14	12.50	(0.07)	1.66	1.59	(1.89)	12.20	13.42		114,973	1.07		1.07		(0.60)		79
Year ended 08/31/13	11.06	(0.05)	2.62	2.57	(1.13)	12.50	25.67		163,072	1.07		1.08		(0.47)		70
Year ended 08/31/12	10.72	(0.06)	1.50	1.44	(1.10)	11.06	14.60		206,367	1.13		1.18		(0.55)		78
Year ended 08/31/11	8.84	(0.09)	1.97	1.88	—	10.72	21.27		233,467	1.13		1.17		(0.76)		114
Class R5
Six months ended 02/29/16	11.08	(0.02)	(1.34)	(1.36)	(1.45)	8.27	(13.74)		4,182	0.94	(e)	0.95	(e)	(0.46	)(e)	17
Year ended 08/31/15	12.23	(0.05)	0.65	0.60	(1.75)	11.08	5.77		6,784	0.94		0.94		(0.47)		63
Year ended 08/31/14	12.52	(0.05)	1.65	1.60	(1.89)	12.23	13.49		45,126	0.94		0.94		(0.47)		79
Year ended 08/31/13(h)	11.48	(0.04)	2.21	2.17	(1.13)	12.52	21.25		44,037	0.93	(i)	0.94	(i)	(0.33	)(i)	70
Class R6
Six months ended 02/29/16	11.09	(0.02)	(1.34)	(1.36)	(1.45)	8.28	(13.73)		62,139	0.85	(e)	0.86	(e)	(0.37	)(e)	17
Year ended 08/31/15	12.25	(0.04)	0.63	0.59	(1.75)	11.09	5.66		76,687	0.85		0.85		(0.38)		63
Year ended 08/31/14	12.52	(0.04)	1.66	1.62	(1.89)	12.25	13.67		109,145	0.84		0.84		(0.37)		79
Year ended 08/31/13(h)	11.48	(0.03)	2.20	2.17	(1.13)	12.52	21.25		68,425	0.83	(i)	0.84	(i)	(0.23	)(i)	70

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for fiscal years ended prior to August 31, 2013.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $485,318, $6,670, $56,822, $73,312, $4,730 and $71,476 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.25%, 0.25%, 0.25% and 0.27% for the six months ended February 29, 2016 and the years ended August 31, 2015, 2014, 2013, 2012 and 2011, respectively.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.93% for the year ended August 31, 2011.
(h)	Commencement date of September 24, 2012 for Class R5 and Class R6 shares, respectively.
(i)	Annualized.

16                         Invesco Small Cap Discovery Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2015 through February 29, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/29/16)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/16)	Expenses Paid During Period[2]
A	$1,000.00	$861.00	$6.25	$1,018.15	$6.77	1.35%
B	1,000.00	861.30	6.25	1,018.15	6.77	1.35
C	1,000.00	857.50	9.70	1,014.42	10.52	2.10
Y	1,000.00	861.80	5.09	1,019.39	5.52	1.10
R5	1,000.00	862.60	4.35	1,020.19	4.72	0.94
R6	1,000.00	862.70	3.94	1,020.64	4.27	0.85

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2015 through February 29, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17                         Invesco Small Cap Discovery Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                     VK-SCD-SAR-1         Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 29, 2016
Invesco Strategic Real Return Fund
Nasdaq:
A: SRRAX ¡ C: SRRCX ¡ R: SRRQX ¡ Y: SRRYX ¡ R5: SRRFX ¡ R6: SRRSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
11	Financial Statements
13	Notes to Financial Statements
20	Financial Highlights
21	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/15 to 2/29/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-2.21%
Class C Shares	-2.58
Class R Shares	-2.33
Class Y Shares	-2.09
Class R5 Shares	-2.09
Class R6 Shares	-2.09
The BofA Merrill Lynch Current 10 Year Treasury Index▼ (Broad Market Index)	5.01
Custom Invesco Strategic Real Return Index¡ (Style-Specific Index)	-1.96
Lipper Inflation Protected Bond Funds Index¿ (Peer Group Index)	0.46

Source(s): ▼Bloomberg LP; ¡Invesco, Bloomberg LP, FactSet Research Systems Inc.,

                  S&P Dow Jones Indices LLC; ¿Lipper Inc.

The BofA Merrill Lynch Current 10 Year Treasury Index is a one-security index composed of the most recently issued 10-year US Treasury Note. The index is rebalanced monthly.

    The Custom Invesco Strategic Real Return Index consists of 45% The BofA Merrill Lynch US Inflation-Linked Treasury Index, 30% S&P/LSTA Leveraged Loan Total Return Index and 25% The BofA Merrill Lynch US High Yield Constrained Index.

    The Lipper Inflation Protected Bond Funds Index is an index based on the total return of certain mutual funds within the Fund’s designated category as determined by Lipper.

    The BofA Merrill Lynch US Inflation-Linked Treasury Index tracks the performance of US dollar-denominated inflation-linked sovereign debt publicly issued by the US government in its domestic market.

    The S&P/LSTA Leveraged Loan Total Return Index reflects the market-value-weighted performance of US dollar-denominated institutional leveraged loans.

    The BofA Merrill Lynch US High Yield Constrained Index contains all securities in The BofA Merill Lynch US High Yield Index but caps issuer exposure at 2%.

    The BofA Merrill Lynch US High Yield Index tracks the performance of the US dollar denominated below-investment-grade corporate debt publicly-issued in the US domestic market.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

    Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofAML”) indices and related information, the name “Bank of America Merrill Lynch,” and related trademarks, are intellectual property licensed from BofAML, and may not be copied, used or distributed without BofAML’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed or promoted by BofAML.

    BOFAML MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

2                      Invesco Strategic Real Return Fund

Average Annual Total Returns
As of 2/29/16, including maximum applicable sales charges

Class A Shares
Inception (4/30/14)	-2.52%
1 Year	-6.35

Class C Shares
Inception (4/30/14)	-1.91%
1 Year	-5.74

Class R Shares
Inception (4/30/14)	-1.38%
1 Year	-4.22

Class Y Shares
Inception (4/30/14)	-0.91%
1 Year	-8.99

Class R5 Shares
Inception (4/30/14)	-0.91%
1 Year	-3.84

Class R6 Shares
Inception (4/30/14)	-0.91%
1 Year	-3.84

Average Annual Total Returns
As of 12/31/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (4/30/14)	-2.92%
1 Year	-4.84

Class C Shares
Inception (4/30/14)	-2.17%
1 Year	-4.08

Class R Shares
Inception (4/30/14)	-1.64%
1 Year	-2.64

Class Y Shares
Inception (4/30/14)	-1.18%
1 Year	-2.15

Class R5 Shares
Inception (4/30/14)	-1.18%
1 Year	-2.15

Class R6 Shares
Inception (4/30/14)	-1.18%
1 Year	-2.15

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.82%, 1.57%, 1.07%, 0.57%, 0.57%, and 0.57%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 2.47%, 3.22%, 2.72%, 2.22%, 2.39% and 2.39%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 2.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2016. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

3                      Invesco Strategic Real Return Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    On our website, invesco.com/us, you can access timely information about your Fund, as well as access your account. Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                      Invesco Strategic Real Return Fund

Schedule of Investments(a)

February 29, 2016

(Unaudited)

	Principal Amount	Value
U.S. Treasury Securities–44.63%
U.S. Treasury Bills–0.03%
0.29%, 05/26/2016(b)	$5,000	$4,996

U.S. Treasury Inflation — Indexed Notes–30.38%(c)
0.13%, 04/15/2017	304,112	305,983
2.63%, 07/15/2017	102,722	107,753
1.63%, 01/15/2018	119,690	124,488
0.13%, 04/15/2018	330,536	333,764
1.38%, 07/15/2018	105,310	110,393
2.13%, 01/15/2019	106,874	114,450
0.13%, 04/15/2019	330,116	333,611
1.88%, 07/15/2019	115,218	124,055
1.38%, 01/15/2020	134,551	142,539
0.13%, 04/15/2020	329,302	332,270
1.25%, 07/15/2020	228,867	243,126
1.13%, 01/15/2021	258,447	272,856
0.63%, 07/15/2021	245,597	254,188
0.13%, 01/15/2022	282,191	282,541
0.13%, 07/15/2022	275,681	276,673
0.13%, 01/15/2023	275,679	273,917
0.38%, 07/15/2023	273,433	277,585
0.63%, 01/15/2024	271,701	278,972
0.13%, 07/15/2024	266,992	263,960
0.25%, 01/15/2025	267,660	265,585
0.38%, 07/15/2025	269,328	270,989
		4,989,698

U.S. Treasury Inflation — Indexed Bonds–14.22%(c)
2.38%, 01/15/2025	224,634	264,280
2.00%, 01/15/2026	156,131	180,641
2.38%, 01/15/2027	124,338	149,728
1.75%, 01/15/2028	118,561	134,770
3.63%, 04/15/2028	159,418	215,817
2.50%, 01/15/2029	100,263	123,248
3.88%, 04/15/2029	185,625	260,757
3.38%, 04/15/2032	46,644	65,852
2.13%, 02/15/2040	110,539	136,826
2.13%, 02/15/2041	168,510	209,847
0.75%, 02/15/2042	157,032	146,671
0.63%, 02/15/2043	154,334	139,329
1.38%, 02/15/2044	154,278	166,694
0.75%, 02/15/2045	151,687	140,972
		2,335,432
Total U.S. Treasury Securities (Cost $7,334,613)		7,330,126

	Shares	Value
Common Stocks–29.37%
Fixed-Income Funds–29.37%
Invesco Floating Rate Fund–Class R6 (Cost $5,499,334)(d)	696,028	$4,823,471

	Principal Amount

Bonds and Notes–22.84%
Advertising–0.09%
Lamar Media Corp., Sr. Unsec. Gtd. Sub. Global Notes, 5.00%, 05/01/2023	$5,000	5,088
Sr. Unsec. Gtd. Notes, 5.75%, 02/01/2026(e)	10,000	10,425
		15,513

Aerospace & Defense–0.59%
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.50%, 03/15/2025(e)	20,000	14,200
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(e)	21,000	20,160
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(e)	20,000	19,750
TransDigm Inc., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 05/15/2025(e)	45,000	43,537
		97,647

Agricultural & Farm Machinery–0.01%
Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	3,000	2,190

Agricultural Products–0.12%
US Foods, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/30/2019	19,000	19,451

Airlines–0.15%
Air Canada (Canada), Sr. Unsec. Gtd. Notes, 7.75%, 04/15/2021(e)	25,000	24,250

Alternative Carriers–0.59%
EarthLink Holdings Corp., Sr. Sec. Gtd. First Lien Global Notes, 7.38%, 06/01/2020	35,000	35,612
Level 3 Financing, Inc.,
Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2025	15,000	15,450
Sr. Unsec. Gtd. Notes, 5.38%, 01/15/2024(e)	45,000	46,125
		97,187

Apparel Retail–0.05%
Men’s Wearhouse, Inc. (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 07/01/2022	10,000	7,488

Asset Management & Custody Banks–0.29%
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Sec. Second Lien Notes, 8.13%, 06/15/2021(e)	13,000	10,887

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Strategic Real Return Fund

	Principal Amount	Value
Asset Management & Custody Banks–(continued)
First Data Corp.,
Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(e)	$8,000	$8,160
Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(e)	28,000	28,035
		47,082

Auto Parts & Equipment–0.74%
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/2021	125,000	121,875

Broadcasting–0.49%
Clear Channel Worldwide Holdings, Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	14,000	13,615
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	17,000	17,914
Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(e)	25,000	24,875
TEGNA, Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 10/15/2023	8,000	8,640
Tribune Media Co., Sr. Unsec. Gtd. Notes, 5.88%, 07/15/2022(e)	15,000	15,075
		80,119

Building Products–1.48%
Allegion PLC, Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2023	17,000	17,978
BMC Stock Holdings, Inc., Sr. Sec. Gtd. First Lien Notes, 9.00%, 09/15/2018(e)	25,000	25,250
Builders FirstSource, Inc.,
Sr. Sec. First Lien Notes, 7.63%, 06/01/2021(e)	25,000	25,500
Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(e)	11,000	10,271
Building Materials Corp. of America,
Sr. Unsec. Notes,
5.38%, 11/15/2024(e)	25,000	25,563
6.00%, 10/15/2025(e)	12,000	12,315
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	125,000	126,562
		243,439

Cable & Satellite–1.18%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec. Gtd. Global Notes, 5.25%, 09/30/2022	50,000	50,625
Sr. Unsec. Gtd. Notes,
5.13%, 05/01/2023(e)	5,000	5,000
5.38%, 05/01/2025(e)	25,000	24,813
CCOH Safari LLC, Sr. Unsec. Notes, 5.75%, 02/15/2026(e)	26,000	26,227
CSC Holdings LLC, Sr. Unsec. Global Notes, 6.75%, 11/15/2021	20,000	20,400
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	55,000	49,637
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/2023	25,000	16,688
		193,390

	Principal Amount	Value
Casinos & Gaming–0.26%
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/15/2023	$29,000	$29,943
Mohegan Tribal Gaming Authority, Sr. Unsec. Gtd. Notes, 9.75%, 09/01/2021(e)	13,000	13,000
		42,943

Commercial Printing–0.06%
Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2022(e)	10,000	10,100

Communications Equipment–0.10%
Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	15,000	16,275

Computer & Electronics Retail–0.03%
Rent-A-Center, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/01/2021	8,000	5,360

Construction & Engineering–0.17%
AECOM, Sr. Unsec. Gtd. Global Notes, 5.75%, 10/15/2022	28,000	28,405

Construction Machinery & Heavy Trucks–1.50%
Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/2019(e)	35,000	35,612
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	125,000	103,125
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/2021	82,000	50,225
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2025	58,000	57,710
		246,672

Construction Materials–0.07%
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/2019 (Acquired 07/28/2014; Cost $15,300)(e)	15,000	11,644

Consumer Finance–0.27%
Ally Financial Inc., Sr. Unsec. Global Notes,
4.63%, 03/30/2025	15,000	14,625
5.13%, 09/30/2024	30,000	30,188
		44,813

Diversified Banks–0.10%
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Global Bonds, 6.13%, 12/15/2022	15,000	15,770

Diversified Chemicals–0.08%
Chemours Co. (The), Sr. Unsec. Notes, 6.63%, 05/15/2023(e)	18,000	13,185

Diversified Metals & Mining–0.08%
Compass Minerals International, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 07/15/2024(e)	8,000	7,360
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 9.50%, 10/01/2020	3,000	1,733

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Strategic Real Return Fund

	Principal Amount	Value
Diversified Metals & Mining–(continued)
Lundin Mining Corp. (Canada), Sr. Sec. Gtd. First Lien Notes, 7.88%, 11/01/2022(e)	$5,000	$4,175
		13,268

Electrical Components & Equipment–0.05%
EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(e)	8,000	7,670

Environmental & Facilities Services–0.20%
Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/2020	30,000	29,700
GFL Escrow Corp. (Canada), Sr. Unsec. Notes, 9.88%, 02/01/2021(e)	3,000	3,053
		32,753

Gas Utilities–0.06%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Gtd. Notes, 6.75%, 06/15/2023(e)	8,000	5,960
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	4,000	3,420
		9,380

General Merchandise Stores–0.09%
Dollar Tree, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 03/01/2023(e)	14,000	14,980

Health Care Facilities–1.97%
Acadia Healthcare Co., Inc.,
Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2023	31,000	31,465
Sr. Unsec. Gtd. Notes, 6.50%, 03/01/2024(e)	5,000	5,175
Community Health Systems, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	25,000	21,687
HCA, Inc.,
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	60,000	62,025
Sr. Unsec. Gtd. Notes,
5.38%, 02/01/2025	10,000	10,250
5.88%, 02/15/2026	15,000	15,525
Surgical Care Affiliates, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/2023(e)	25,000	24,375
Tenet Healthcare Corp., Sr. Unsec. Global Notes,
6.75%, 02/01/2020	125,000	118,125
8.00%, 08/01/2020	11,000	11,193
8.13%, 04/01/2022	25,000	24,625
		324,445

Health Care Services–0.29%
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(e)	17,000	17,616
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/2022(e)	30,000	30,375
		47,991

	Principal Amount	Value
Home Improvement Retail–0.12%
Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/2022(e)	$25,000	$19,375

Homebuilding–0.58%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/2021	30,000	22,387
CalAtlantic Group Inc., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/2022	20,000	20,250
K. Hovnanian Enterprises Inc., Sr. Unsec. Gtd. Notes,
7.00%, 01/15/2019(e)	25,000	12,625
8.00%, 11/01/2019(e)	24,000	12,240
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes,
6.00%, 06/01/2025	13,000	12,805
7.15%, 04/15/2020	5,000	5,200
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(e)	10,000	9,175
		94,682

Household Products–0.89%
Reynolds Group Issuer Inc./LLC (New Zealand), Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/2021	125,000	123,906
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	22,000	21,808
		145,714

Independent Power Producers & Energy Traders–0.19%
Calpine Corp., Sr. Unsec. Global Notes, 5.50%, 02/01/2024	34,000	30,770

Integrated Telecommunication Services–1.18%
Frontier Communications Corp.,
Sr. Unsec. Notes,
8.88%, 09/15/2020(e)	10,000	10,400
11.00%, 09/15/2025(e)	22,000	22,220
GCI, Inc., Sr. Unsec. Global Notes, 6.88%, 04/15/2025	10,000	9,800
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 07/15/2022	20,000	20,500
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.84%, 04/28/2023	125,000	130,312
		193,232

Leisure Facilities–0.06%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	10,000	10,400

Leisure Products–0.12%
Vista Outdoor Inc., Sr. Unsec. Gtd. Notes, 5.88%, 10/01/2023(e)	19,000	19,725

Life Sciences Tools & Services–0.02%
Quintiles Transnational Corp., Sr. Unsec. Gtd. Notes, 4.88%, 05/15/2023(e)	3,000	3,090

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Strategic Real Return Fund

	Principal Amount	Value
Metal & Glass Containers–0.33%
Ball Corp., Sr. Unsec. Gtd. Global Bonds, 5.00%, 03/15/2022	$10,000	$10,437
Berry Plastics Corp., Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	30,000	31,275
Coveris Holding Corp., Sr. Unsec. Gtd. Notes, 10.00%, 06/01/2018(e)	14,000	12,005
		53,717

Movies & Entertainment–0.19%
AMC Entertainment Inc., Sr. Unsec. Gtd. Sub. Global Notes,
5.75%, 06/15/2025	9,000	9,371
5.88%, 02/15/2022	5,000	5,219
Mediacom Broadband LLC/Corp., Sr. Unsec. Gtd. Global Notes, 5.50%, 04/15/2021	17,000	16,533
		31,123

Oil & Gas Exploration & Production–1.27%
Anadarko Petroleum Corp., Sr. Unsec. Notes, 6.38%, 09/15/2017	10,000	10,132
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes,
5.38%, 11/01/2021	13,000	11,245
6.00%, 12/01/2020	29,000	26,027
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 4.38%, 06/01/2024	13,000	12,098
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes,
5.50%, 10/01/2022	8,000	7,500
5.50%, 04/01/2023	31,000	28,907
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.13%, 04/01/2021	10,000	8,150
Diamondback Energy, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 10/01/2021	25,000	25,125
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	18,000	16,380
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Notes, 7.50%, 02/15/2022(e)	12,000	11,850
Range Resources Corp.,
Sr. Unsec. Gtd. Sub. Global Notes, 5.00%, 03/15/2023	21,000	17,798
Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/2022	5,000	4,175
RSP Permian, Inc.,
Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/2022	10,000	8,925
Sr. Unsec. Gtd. Notes, 6.63%, 10/01/2022(e)	17,000	15,173
WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/2022	9,000	5,175
		208,660

Oil & Gas Storage & Transportation–0.31%
Energy Transfer Partners, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	13,000	10,725
Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes, 5.63%, 03/01/2025	19,000	17,337

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
Sr. Unsec. Gtd. Global Bonds, 5.25%, 05/01/2023	$10,000	$7,900
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2021	11,000	9,680
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/2019	5,000	2,775
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/2022(e)	2,000	1,860
		50,277

Packaged Foods & Meats–0.40%
JBS USA LLC/JBS USA Finance Inc. (Brazil), Sr. Unsec. Gtd. Notes, 8.25%, 02/01/2020(e)	10,000	10,063
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 01/15/2024(e)	7,000	7,411
Smithfield Foods Inc., Sr. Unsec. Notes, 6.63%, 08/15/2022	15,000	15,862
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(e)	30,000	31,875
		65,211

Paper Packaging–0.04%
Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes,
4.75%, 04/15/2021	2,000	2,045
4.88%, 11/15/2022	4,000	4,060
		6,105

Paper Products–0.15%
Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	11,000	10,478
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/2020	15,000	14,850
		25,328

Personal Products–0.33%
Alphabet Holding Co., Inc., Sr. Unsec. Global PIK Notes, 8.50%, 11/01/2017(f)	54,000	54,270

Pharmaceuticals–0.57%
Concordia Healthcare Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/2023(e)	31,000	27,125
Valeant Pharmaceuticals International, Inc.,
Sr. Unsec. Gtd. Notes,
5.50%, 03/01/2023(e)	25,000	19,875
5.88%, 05/15/2023(e)	5,000	4,100
6.13%, 04/15/2025(e)	11,000	8,855
6.75%, 08/15/2018(e)	5,000	4,737
REGS, Sr. Unsec. Gtd. Euro Notes,
6.13%, 04/15/2025(e)	35,000	29,466
		94,158

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Strategic Real Return Fund

	Principal Amount	Value
Regional Banks–0.76%
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	$125,000	$125,312

Restaurants–0.40%
1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/2022(e)	44,000	46,035
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	19,000	20,187
		66,222

Semiconductor Equipment–0.04%
Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/2022	8,000	7,260

Semiconductors–0.06%
Freescale Semiconductor Inc., Sr. Sec. Gtd. First Lien Notes, 6.00%, 01/15/2022(e)	10,000	10,631

Specialized Consumer Services–0.03%
ServiceMaster Co., LLC (The), Sr. Unsec. Notes, 7.45%, 08/15/2027	5,000	4,875

Specialized Finance–1.03%
Aircastle Ltd., Sr. Unsec. Notes, 5.50%, 02/15/2022	35,000	35,175
International Lease Finance Corp., Sr. Unsec. Notes, 8.25%, 12/15/2020	115,000	133,400
		168,575

Specialized REIT’s–1.62%
Crown Castle International Corp., Sr. Unsec. Notes, 4.88%, 04/15/2022	125,000	131,211
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2022	75,000	76,500
Equinix Inc., Sr. Unsec. Notes,
5.38%, 01/01/2022	52,000	54,340
5.88%, 01/15/2026	3,000	3,150
		265,201

Specialty Chemicals–0.05%
GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 9.50%, 02/01/2023(e)	8,000	8,600

Steel–0.37%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 10.85%, 06/01/2019	5,000	5,275
Sr. Unsec. Global Notes, 6.25%, 08/05/2020	15,000	13,537

	Principal Amount	Value
Steel–(continued)
FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Sec. Gtd. Notes, 9.75%, 03/01/2022(e)	$5,000	$4,738
Sr. Unsec. Gtd. Notes, 8.25%, 11/01/2019(e)	9,000	8,145
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 10/01/2021	30,000	29,325
		61,020

Trading Companies & Distributors–0.10%
United Rentals North America Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	18,000	17,235

Trucking–0.34%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.13%, 06/01/2022(e)	18,000	16,875
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/2019	19,000	19,024
OPE KAG Finance Sub Inc., Sr. Unsec. Notes, 7.88%, 07/31/2023(e)	20,000	19,500
		55,399

Wireless Telecommunication Services–0.13%
Sprint Communications Inc., Sr. Unsec. Gtd. Notes, 9.00%, 11/15/2018(e)	20,000	20,850
Total Bonds and Notes (Cost $3,890,968)		3,752,302

	Shares
Money Market Funds–3.02%
Liquid Assets Portfolio–Institutional Class, 0.42%(g)	248,334	248,334
Premier Portfolio–Institutional Class, 0.38%(g)	248,334	248,334
Total Money Market Funds (Cost $496,668)		496,668
TOTAL INVESTMENTS–99.86% (Cost $17,221,583)		16,402,567
OTHER ASSETS LESS LIABILITIES–0.14%		22,386
NET ASSETS–100.00%		$16,424,953

Investment Abbreviations:

Gtd.	– Guaranteed
PIK	– Payment in Kind
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Strategic Real Return Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Principal amount of security and interest payments are adjusted for inflation. See Note 1I.
(d)	Invesco Floating Rate Fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The value of this security as of February 29, 2016 represented 29.37% of the Fund’s Net Assets. See Note 5.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2016 was $1,053,317, which represented 6.41% of the Fund’s Net Assets.
(f)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Alphabet Holding Co., Inc., Sr. Unsec. Global PIK Notes	7.75%	8.50%

(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 29, 2016.

Portfolio Composition

By security type, based on Net Assets

as of February 29, 2016

U.S. Treasury Securities	44.6%
Common Stocks	29.4
Bonds and Notes	22.8
Money Market Funds Plus Other Assets Less Liabilities	3.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Strategic Real Return Fund

Statement of Assets and Liabilities

February 29, 2016

(Unaudited)

Assets:
Investments, at value (Cost $11,225,581)	$11,082,428
Investments in affiliates, at value (Cost $5,996,002)	5,320,139
Total investments, at value (Cost $17,221,583)	16,402,567
Receivable for:
Investments sold	48,242
Dividends and interest	96,922
Fund expenses absorbed	5,858
Investment for trustee deferred compensation and retirement plans	3,795
Other assets	19,169
Total assets	16,576,553

Liabilities:
Payable for:
Investments purchased	102,389
Fund shares reacquired	1,555
Accrued fees to affiliates	2,845
Accrued trustees’ and officers’ fees and benefits	2,827
Accrued other operating expenses	38,189
Trustee deferred compensation and retirement plans	3,795
Total liabilities	151,600
Net assets applicable to shares outstanding	$16,424,953

Net assets consist of:
Shares of beneficial interest	$17,747,748
Undistributed net investment income	(94,854)
Undistributed net realized gain (loss)	(408,925)
Net unrealized appreciation (depreciation)	(819,016)
$16,424,953

Net Assets:
Class A	$9,114,060
Class C	$333,591
Class R	$49,984
Class Y	$6,908,856
Class R5	$9,231
Class R6	$9,231

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	988,658
Class C	36,213
Class R	5,423
Class Y	749,265
Class R5	1,001
Class R6	1,001
Class A:
Net asset value per share	$9.22
Maximum offering price per share
(Net asset value of $9.22 ÷ 94.50%)	$9.76
Class C:
Net asset value and offering price per share	$9.21
Class R:
Net asset value and offering price per share	$9.22
Class Y:
Net asset value and offering price per share	$9.22
Class R5:
Net asset value and offering price per share	$9.22
Class R6:
Net asset value and offering price per share	$9.22

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Strategic Real Return Fund

Statement of Operations

For the six months ended February 29, 2016

(Unaudited)

Investment income:
Dividends from affiliated funds	$139,680
Interest	83,901
Total investment income	223,581

Expenses:
Advisory fees	33,047
Administrative services fees	24,863
Custodian fees	4,131
Distribution fees:
Class A	11,372
Class C	1,907
Class R	117
Transfer agent fees — A, C, R and Y	3,355
Transfer agent fees — R5	5
Transfer agent fees — R6	5
Trustees’ and officers’ fees and benefits	8,422
Registration and filing fees	44,964
Reports to shareholders	10,032
Professional services fees	61,833
Other	6,613
Total expenses	210,666
Less: Fees waived and expenses reimbursed	(167,805)
Net expenses	42,861
Net investment income	180,720

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(220,239)
Futures contracts	(9,818)
(230,057)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(328,809)
Futures contracts	(13)
(328,822)
Net realized and unrealized gain (loss)	(558,879)
Net increase (decrease) in net assets resulting from operations	$(378,159)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Strategic Real Return Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	February 29, 2016	August 31, 2015
Operations:
Net investment income	$180,720	$452,953
Net realized gain (loss)	(230,057)	(169,074)
Change in net unrealized appreciation (depreciation)	(328,822)	(633,008)
Net increase (decrease) in net assets resulting from operations	(378,159)	(349,129)

Distributions to shareholders from net investment income:
Class A	(186,789)	(219,582)
Class C	(6,031)	(6,386)
Class R	(905)	(387)
Class Y	(149,550)	(215,309)
Class R5	(200)	(288)
Class R6	(200)	(288)
Total distributions from net investment income	(343,675)	(442,240)

Share transactions–net:
Class A	581,065	1,466,432
Class C	(109,222)	418,097
Class R	17,252	25,789
Class Y	268	12,090
Net increase in net assets resulting from share transactions	489,363	1,922,408
Net increase (decrease) in net assets	(232,471)	1,131,039

Net assets:
Beginning of period	16,657,424	15,526,385
End of period (includes undistributed net investment income of $(94,854) and $68,101, respectively)	$16,424,953	$16,657,424

Notes to Financial Statements

February 29, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Strategic Real Return Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of fourteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek to mitigate the effects of unanticipated inflation and to provide current income.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they

13                         Invesco Strategic Real Return Fund

may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s

14                         Invesco Strategic Real Return Fund

taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or

15                         Invesco Strategic Real Return Fund

losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.40%
Next $2.5 billion	0.35%
Over $3.5 billion	0.33%

For the six months ended February 29, 2016, the effective advisory fees incurred by the Fund was 0.40%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2016 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.79%, 1.54%, 1.04%, 0.54%, 0.54% and 0.54%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2016. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives on the Fund’s investments in certain affiliated funds.

For the six months ended February 29, 2016, the Adviser waived advisory fees of $33,047 and reimbursed fund level expenses of $131,394, and class level expenses of $1,849, $78, $10, $1,419, $7 and $7 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 29, 2016, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption

16                         Invesco Strategic Real Return Fund

proceeds prior to remittance to the shareholder. During the six months ended February 29, 2016, IDI advised the Fund that IDI retained $211 in front-end sales commissions from the sale of Class A shares for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$5,320,139	$—	$—	$5,320,139
U.S. Treasury Securities	—	7,330,126	—	7,330,126
Corporate Debt Securities	—	3,752,302	—	3,752,302
Total Investments	$5,320,139	$11,082,428	$—	$16,402,567

NOTE 4—Derivative Investments

Effect of Derivative Investments for the six months ended February 29, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures Contracts
Realized Gain (Loss):
Interest rate risk	$(9,818)
Change in Net Unrealized Appreciation (Depreciation):
Interest rate risk	(13)
Total	$(9,831)

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$213,974

NOTE 5—Investments in Affiliates

The Fund’s Adviser and the adviser for Invesco Floating Rate Fund are subsidiaries of Invesco Ltd. and therefore, Invesco Floating Rate Fund is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Floating Rate Fund for the six months ended February 29, 2016.

	Value 08/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 02/29/16	Dividend Income
Invesco Floating Rate Fund	$4,979,425	$331,221	$(42,300)	$(441,715)	$(3,160)	$4,823,471	$139,244

17                         Invesco Strategic Real Return Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2015, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not Subject to Expiration	$112,120	$51,520	$163,640

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2016 was $2,013,225 and $2,528,243, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $876,157 and $103,599, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$83,819
Aggregate unrealized (depreciation) of investment securities	(976,286)
Net unrealized appreciation (depreciation) of investment securities	$(892,467)

Cost of investments for tax purposes is $17,295,034.

18                         Invesco Strategic Real Return Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	158,014	$1,492,215	174,539	$1,714,799
Class C	11,147	103,619	49,594	488,421
Class R	1,741	16,523	2,588	25,640
Class Y	2	19	1,227	12,010

Issued as reinvestment of dividends:
Class A	4,719	43,941	2,237	21,862
Class C	618	5,763	632	6,170
Class R	78	729	15	149
Class Y	27	249	11	109

Reacquired:
Class A	(102,974)	(955,091)	(27,409)	(270,229)
Class C	(23,288)	(218,604)	(7,830)	(76,494)
Class Y	—	—	(3)	(29)
Net increase in share activity	50,084	$489,363	195,601	$1,922,408

(a)	84% of the outstanding shares of the Fund are owned by the Adviser.

19                         Invesco Strategic Real Return Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 02/29/16	$9.62	$0.10	$(0.31)	$(0.21)	$(0.19)	$9.22	(2.21)%	$9,114	0.61	%(e)	2.64	%(e)	2.10	%(e)	16%
Year ended 08/31/15	10.11	0.26	(0.49)	(0.23)	(0.26)	9.62	(2.26)	8,936	0.60		2.25		2.71		25
Year ended 08/31/14(f)	10.00	0.14	0.10	0.24	(0.13)	10.11	2.44	7,880	0.59	(g)	2.87	(g)	4.21	(g)	13
Class C
Six months ended 02/29/16	9.61	0.06	(0.31)	(0.25)	(0.15)	9.21	(2.58)	334	1.36	(e)	3.39	(e)	1.35	(e)	16
Year ended 08/31/15	10.10	0.19	(0.49)	(0.30)	(0.19)	9.61	(3.00)	459	1.35		3.00		1.96		25
Year ended 08/31/14(f)	10.00	0.12	0.09	0.21	(0.11)	10.10	2.14	54	1.34	(g)	3.62	(g)	3.46	(g)	13
Class R
Six months ended 02/29/16	9.62	0.09	(0.31)	(0.22)	(0.18)	9.22	(2.33)	50	0.86	(e)	2.89	(e)	1.85	(e)	16
Year ended 08/31/15	10.11	0.24	(0.49)	(0.25)	(0.24)	9.62	(2.51)	35	0.85		2.50		2.46		25
Year ended 08/31/14(f)	10.00	0.14	0.10	0.24	(0.13)	10.11	2.37	10	0.84	(g)	3.12	(g)	3.96	(g)	13
Class Y
Six months ended 02/29/16	9.62	0.11	(0.31)	(0.20)	(0.20)	9.22	(2.09)	6,909	0.36	(e)	2.39	(e)	2.35	(e)	16
Year ended 08/31/15	10.11	0.29	(0.49)	(0.20)	(0.29)	9.62	(2.02)	7,209	0.35		2.00		2.96		25
Year ended 08/31/14(f)	10.00	0.15	0.10	0.25	(0.14)	10.11	2.50	7,563	0.34	(g)	2.62	(g)	4.46	(g)	13
Class R5
Six months ended 02/29/16	9.62	0.11	(0.31)	(0.20)	(0.20)	9.22	(2.09)	9	0.36	(e)	2.45	(e)	2.35	(e)	16
Year ended 08/31/15	10.11	0.29	(0.49)	(0.20)	(0.29)	9.62	(2.02)	10	0.35		2.07		2.96		25
Year ended 08/31/14(f)	10.00	0.15	0.10	0.25	(0.14)	10.11	2.50	10	0.34	(g)	2.68	(g)	4.46	(g)	13
Class R6
Six months ended 02/29/16	9.62	0.11	(0.31)	(0.20)	(0.20)	9.22	(2.09)	9	0.36	(e)	2.45	(e)	2.35	(e)	16
Year ended 08/31/15	10.11	0.29	(0.49)	(0.20)	(0.29)	9.62	(2.02)	10	0.35		2.07		2.96		25
Year ended 08/31/14(f)	10.00	0.15	0.10	0.25	(0.14)	10.11	2.50	10	0.34	(g)	2.68	(g)	4.46	(g)	13

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you Fund bears indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.22% for the six months ended February 29, 2016 and the year ended August 31, 2015 and 0.21% for the period April 30, 2014 (commencement date) through August 31, 2014.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $9,147, $384, $47, $7,018, $9 and $9 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of April 30, 2014.
(g)	Annualized

20                         Invesco Strategic Real Return Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2015 through February 29, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/29/16)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/16)	Expenses Paid During Period[2]
A	$1,000.00	$977.90	$3.00	$1,021.83	$3.07	0.61%
C	1,000.00	974.20	6.68	1,018.10	6.82	1.36
R	1,000.00	976.70	4.23	1,020.59	4.32	0.86
Y	1,000.00	979.10	1.77	1,023.07	1.81	0.36
R5	1,000.00	979.10	1.77	1,023.07	1.81	0.36
R6	1,000.00	979.10	1.77	1,023.07	1.81	0.36

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2015 through February 29, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

21                         Invesco Strategic Real Return Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                     SRR-SAR-1         Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP (“PwC”), the Independent Accountant to the series portfolios of the Registrant (“Funds”), has advised the Audit Committee of the Board of Trustees of the Funds (“Audit Committee”) that, as of the date of the filing of this Semi-Annual Report on Form N-CSR, it is in discussions with the Staff of the Securities and Exchange Commission, or the SEC, regarding a difference in the interpretation and application of Rule 2-01(c)(1)(ii)(A) of Regulation S-X, or the Loan Rule.

The Loan Rule prohibits accounting firms, such as PwC, from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm is not independent if it receives a loan from an audit client or it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Pursuant to the SEC’s interpretation of the Loan Rule, some of PwC’s relationships with lenders who also own shares of one or more funds within the Invesco investment company complex may run afoul of the Loan Rule, calling into question PwC’s independence with respect to the Funds. However, PwC’s interpretation of the Loan Rule, in light of the facts of these lending relationships, leads it to conclude that there is no violation of the Loan Rule.

The Audit Committee has considered the lending relationships described by PwC and has concluded that (1) the lending relationships did not impact PwC’s application of objective judgment with respect to conducting its audits and issuing reports on the Funds’ financial statements; and (2) a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion. In making this determination, the Audit Committee considered, among other things, PwC’s description of the relevant lending relationships, PwC’s interpretation of the Rule 2-01(c)(1)(ii)(A) and PwC’s representation that its independence was not impaired in conducting its audit of the Funds’ financial statements.

PwC advised the Audit Committee that it believes it is independent and it continues to have discussions with the SEC’s Staff to resolve this interpretive matter. PwC further advised the Audit Committee that this matter did not compromise or impair its objectivity in connection with its audits of the Funds’ financial statements. These discussions with the Staff remain ongoing and, while PwC represented to the Audit Committee that it feels confident that PwC’s interpretation of the Loan Rule is correct, neither PwC nor the Audit Committee can be certain of the final outcome.

If the SEC were ultimately to determine that PwC was not independent with respect to the Funds for certain periods, the Funds’ filings with the SEC which contain the Funds’ financial statements for such periods would be non-compliant with the applicable securities laws. If the SEC determines that PwC was not independent, among other things, the Funds may be required to have independent audits conducted on the Funds’ previously audited financial statements by another independent registered public accounting firm for the affected periods. The time involved to conduct such independent audits may impair the Funds’ ability to issue shares. Any of the foregoing potentially could have a material adverse effect on the Funds.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of February 12, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 12, 2016 the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:      AIM Counselor Series Trust (Invesco Counselor Series Trust)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 12, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 12, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	May 12, 2016

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.